                      -------------------------------------
                         SANFORD C. BERNSTEIN FUND, INC.
                      -------------------------------------

                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2001

                                              Fixed-Income &
                                              ----------------------------------
                                                            International-Equity
                                                                     Investments

    This publication must be accompanied or preceded by a prospectus of the
        Sanford C. Bernstein Fund, Inc., which should be read carefully before investing.

Table of Contents

                         Portfolio Returns ............2

                       To Our Shareholders ............3

      Statements of Assets and Liabilities ............6

                  Statements of Operations ............9

       Statements of Changes in Net Assets ...........12

                      Financial Highlights ...........16

             Notes to Financial Statements ...........26

                    Directors and Officers ...........inside back cover

Portfolio Returns(1)

THROUGH SEPTEMBER 30, 2001

                                                   TOTAL RETURNS             COMPOUND ANNUAL RETURNS
                                               ---------------------    ----------------------------------
                                               PAST SIX     PAST 12        PAST        PAST        SINCE
                                                MONTHS       MONTHS     FIVE YEARS   10 YEARS    INCEPTION            INCEPTION DATE
====================================================================================================================================
SANFORD C. BERNSTEIN FUND PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
  Tax-Managed International Value(2,3)         (11.56)%     (17.49)%       4.13%          --        7.52%              June 22, 1992
------------------------------------------------------------------------------------------------------------------------------------
  International Value II(2,3)                  (12.38)      (16.95)          --           --       (5.01)             April 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Value(2)                                                                                        December 15, 1995

     Before deduction of purchase and
     redemption fees described below           (14.81)      (24.37)       (8.99)          --       (6.41)

     After deduction of 2% purchase and
     2% redemption fees--both paid
     to the portfolio, not to Bernstein        (18.18)      (27.36)       (9.37)          --       (7.06)
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Duration                          3.65         9.80         6.64         7.12%       7.92            January 17, 1989
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration Plus                            4.58         9.40         6.16         5.98        6.73           December 12, 1988
------------------------------------------------------------------------------------------------------------------------------------
  Government Short Duration                      4.37         9.62         6.02         5.68        6.45             January 3, 1989
------------------------------------------------------------------------------------------------------------------------------------
  Diversified Municipal                          3.34         8.63         5.44         5.71        6.13             January 9, 1989
------------------------------------------------------------------------------------------------------------------------------------
  California Municipal                           2.74         7.33         5.28         5.61        5.96              August 6, 1990
------------------------------------------------------------------------------------------------------------------------------------
  New York Municipal                             2.68         7.99         5.31         5.68        6.15             January 9, 1989
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration Diversified Municipal           2.74         5.98         4.17           --        4.29             October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration California Municipal            2.12         5.13         3.95           --        4.12             October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration New York Municipal              2.21         5.55         3.93           --        4.06             October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------

LIPPER MUTUAL-FUND COMPOSITES(4)
------------------------------------------------------------------------------------------------------------------------------------
  Foreign Stock Composite                      (16.10)%     (32.07)%       1.00%        4.96%
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Bond Composite                    4.46        11.46         6.86         6.81
------------------------------------------------------------------------------------------------------------------------------------
  Short-Term Bond Composite                      4.07         9.34         6.13         5.91
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Municipal Composite               3.20         8.99         5.35         5.81
------------------------------------------------------------------------------------------------------------------------------------
  Short-Term Municipal Composite                 2.65         6.06         4.30         4.44

MARKET BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
  Major Foreign Markets Index (MSCI EAFE)(5)   (17.59)%     (28.16)%       5.87%        6.99%
------------------------------------------------------------------------------------------------------------------------------------
  MSCI Emerging Markets Free Index             (18.45)      (33.16)      (10.19)        1.98
------------------------------------------------------------------------------------------------------------------------------------
  Lipper Emerging Markets Index                (15.77)      (31.60)      (10.05)          --
------------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index           5.20        12.95         8.06         7.76
------------------------------------------------------------------------------------------------------------------------------------
  Inflation                                      1.19         2.65         2.47         2.65
------------------------------------------------------------------------------------------------------------------------------------

(1) Except where noted for Emerging Markets Value, results are after all fees and expenses. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(2) Tax-Managed International Value, International Value II and Emerging Markets Value returns throughout this report include dividends net of withholding taxes.

(3) International Value II (IVP II) is a continuation of Bernstein's International Value portfolio (IVP), now called Tax-Managed International Value (TMIVP). On April 30, 1999, IVP was split into two portfolios: IVP II for tax-exempt investors, such as 401(k) and other retirement plans; and TMIVP for taxable investors. Both portfolios have the same overall investment style, except that the latter now includes tax management. IVP II is an extension of the original IVP in that it is managed without regard to tax considerations.

(4) Lipper composites are the equal-weighted average returns of the mutual funds in the relevant Lipper Analytical Services categories; the average fund in a category may differ in composition from Bernstein's portfolios.

(5) Morgan Stanley Capital International (MSCI) EAFE Index of major foreign markets in Europe, Australia and the Far East, with currencies half-hedged and countries weighted according to gross domestic product


--------------------------------------------------------------------------------
2 Sanford C. Bernstein Fund, Inc.

To Our Shareholders:

Perceptions of risk changed meaningfully over the past 12 months as investors were faced with a broad decline in equity prices in both U.S. and overseas markets. Exacerbating the worst bear market in more than a quarter century was the tragic September 11 attack on America, which pushed stock prices even lower. As you might expect, bonds benefited from the flight to safety.

      The Sanford C. Bernstein Fund's foreign investments held up comparatively well in this sell-off. For the 12 months ended September 30, Tax-Managed International Value declined 17.5%; and International Value II, almost 17%, versus the MSCI EAFE Index, which lost 28.2%. The more volatile emerging markets sustained a sharper loss; Emerging Markets Value was down roughly 27.4% (display, below left).

      Although equity markets as a group lost ground, many blue-chip stocks with improved earnings posted solid gains. A third of our holdings were in defensive industries such as consumer staples and utilities, which tend to perform well in down markets; our other two major portfolio concentrations were financial and cyclical stocks. Driving Emerging Markets' relative outperformance for the year was stock selection. In both our foreign- and emerging-market portfolios, we've chosen companies that aren't just excellent foreign investments, but those we believe are outstanding value opportunities in an increasingly globalized marketplace.

      The Fund's municipal bond portfolios continued to turn in strong performances. Diversified Municipal had solid 12-month returns of 8.6%, California Municipal gained 7.3%, while New York Municipal portfolio returned 8.0%. Because our portfolios have an extremely high average credit quality of AA+, we think the credit risk is limited. Though interest rates are very low, they're not uniformly low, and our research indicates that active bond management may earn more return after fees while reducing risk.

      We've also maintained our positive outlook on taxable debt. For the 12 months, our Intermediate Duration portfolio returned 9.8%. As risk-averse investors retreated to the ironclad safety of Treasury bills, we overweighted asset-backed and high-grade corporate debt. Our research enabled us to identify and purchase issues whose relative yields could benefit further as the Federal Reserve pumps liquidity back into the U.S. economy.

      Bernstein established the Fund to provide our private clients with meaningful diversification to U.S. stocks. The strong gains by bonds, particularly when the major U.S. and foreign stock-market indexes were all down, emphasize the important role they play in stabilizing portfolios in rough markets (display, below right).

Our foreign-stock portfolios withstood the global bear-market environment better than their benchmarks...

                          Total Returns: Oct 00-Sep 01

                              [BAR CHART OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

  Bernstein                                         Bernstein
 Tax-Managed         Bernstein         Major        Emerging
International      International      Foreign        Markets       Emerging
    Value            Value II         Markets*       Value**       Markets+
--------------------------------------------------------------------------------
    (17.5)%           (17.0)%         (28.2)%        (27.4)%        (33.2)%

 ...while bond performance continued to provide stability and solid gains

                          Total Returns: Oct 00-Sep 01

                              [BAR CHART OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

                           Major
                          Foreign       Taxable      Municipal
S&P 500      Nasdaq       Markets*      Bonds++       Bonds^
--------------------------------------------------------------------------------
(26.6)%      (59.1)%      (28.2)%        13.0%         9.2%

---------------------
See Portfolio Returns
   on opposite page
---------------------

*     MSCI EAFE Index, GDP-weighted with currencies half-hedged

**    After 2% purchase and 2% redemption fees

+     MSCI Emerging Markets Free Index

++    Lehman Brothers Aggregate Bond Index

^     Lehman Brothers 1-10 Year Municipal Bond Index

--------------------------------------------------------------------------------


                                                            2001 Annual Report 3

Foreign-Stock Portfolios

--------------------------------------------------------------------------------
Tax-Managed International Value
--------------------------------------------------------------------------------

Growth of $25,000(1)

                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                     EAFE
                  Tax-                              Foreign
                 Managed          Lipper             Stock-
              International       Foreign            Market
                  Value            Stock             Index
Yr:Month    (after all costs)    Composite     (before all costs)
-----------------------------------------------------------------
  92: 6          $25,000          $25,000           $25,000
      7           24,179           24,128            23,874
      8           25,280           24,354            24,569
      9           23,979           23,833            23,844
     10           23,419           23,097            23,575
     11           23,499           23,221            24,015
     12           23,754           23,530            24,102
  93: 1           24,184           23,608            24,357
      2           25,128           24,153            25,178
      3           27,419           25,530            26,568
      4           29,208           26,812            28,548
      5           29,854           27,393            28,798
      6           29,128           26,815            28,578
      7           30,537           27,660            29,727
      8           32,261           29,356            31,644
      9           31,280           29,171            30,796
     10           31,986           30,440            31,943
     11           29,954           29,219            29,609
     12           31,953           31,928            31,821
  94: 1           34,245           33,898            34,058
      2           33,820           33,159            33,475
      3           33,942           31,686            32,679
      4           35,041           32,482            34,146
      5           34,733           32,381            33,453
      6           34,142           32,038            32,855
      7           34,883           32,919            33,706
      8           35,351           33,887            34,225
      9           33,957           33,043            32,753
     10           34,140           33,684            33,379
     11           33,059           32,027            32,424
     12           33,177           31,719            32,660
  95: 1           32,358           30,143            31,654
      2           31,758           30,185            31,388
      3           31,758           31,175            31,740
      4           32,769           32,182            33,108
      5           32,746           32,455            32,962
      6           32,488           32,455            32,483
      7           34,252           34,192            34,704
      8           34,360           33,546            34,427
      9           34,575           34,035            34,652
     10           34,315           33,348            33,819
     11           34,423           33,705            34,732
     12           35,854           34,723            36,239
  96: 1           37,333           35,486            37,316
      2           37,267           35,628            37,176
      3           37,928           36,241            37,820
      4           39,453           37,401            39,199
      5           39,518           37,300            38,796
      6           39,960           37,550            39,185
      7           38,436           36,175            37,640
      8           38,591           36,573            37,769
      9           40,048           37,363            39,247
     10           40,004           37,117            38,836
     11           41,726           38,705            40,634
     12           42,115           38,837            40,502
  97: 1           42,091           38,713            40,849
      2           42,681           39,255            41,530
      3           43,601           39,341            42,315
      4           43,884           39,420            42,868
      5           45,300           41,738            44,508
      6           47,258           43,670            47,326
      7           49,688           44,797            49,367
      8           46,574           41,643            45,774
      9           49,358           44,125            48,549
     10           46,810           40,842            44,565
     11           46,291           40,385            45,090
     12           46,017           40,647            46,292
  98: 1           48,562           41,639            48,853
      2           50,614           44,412            51,555
      3           54,587           46,748            54,988
      4           54,276           47,459            55,299
      5           55,912           47,558            56,376
      6           55,678           47,135            57,159
      7           56,535           47,786            58,167
      8           48,121           40,957            50,245
      9           45,810           39,474            47,810
     10           47,913           42,313            51,829
     11           50,692           44,496            55,318
     12           51,058           45,880            56,631
  99: 1           51,144           46,320            57,493
      2           49,797           45,148            56,523
      3           52,921           46,706            59,737
      4           55,702           48,896            62,539
      5           54,412           46,882            59,821
      6           56,505           49,371            63,022
      7           57,336           50,749            63,775
      8           57,996           51,256            64,044
      9           57,422           51,523            64,700
     10           57,881           53,414            67,026
     11           58,540           57,863            70,056
     12           62,653           64,853            77,028
  00: 1           58,959           61,708            73,988
      2           59,745           65,953            77,563
      3           61,635           66,177            79,128
      4           60,210           61,704            76,189
      5           60,181           59,569            74,416
      6           62,886           62,267            76,795
      7           61,461           60,107            74,254
      8           62,071           61,273            75,671
      9           59,425           57,823            72,650
     10           58,785           55,452            71,635
     11           57,825           52,746            68,652
     12           59,598           54,598            69,160
  01: 1           60,758           54,876            70,345
      2           58,535           50,799            66,104
      3           55,442           46,816            63,334
      4           59,211           49,859            67,308
      5           57,665           48,573            65,304
      6           57,375           46,824            63,445
      7           55,958           45,419            61,503
      8           55,636           44,166            58,698
      9          $49,031          $39,277           $52,192

--------------------------------------------------------------------------------
International Value II
--------------------------------------------------------------------------------

Growth of $25,000(1)
                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                     EAFE
                                                    Foreign
                                    Lipper           Stock-
               International        Foreign          Market
                  Value II           Stock           Index
Yr:Month     (after all costs)     Composite    (before all costs)
------------------------------------------------------------------
 99: 4           $25,000          $25,000           $25,000
     5            24,357           23,970            23,913
     6            25,270           25,243            25,193
     7            25,708           25,947            25,494
     8            26,081           26,207            25,602
     9            25,875           26,343            25,864
    10            25,888           27,310            26,794
    11            26,004           29,584            28,005
    12            27,631           33,158            30,792
 00: 1            26,032           31,550            29,577
     2            26,461           33,721            31,006
     3            27,384           33,835            31,632
     4            26,708           31,548            30,456
     5            26,734           30,457            29,748
     6            28,034           31,836            30,699
     7            27,358           30,732            29,683
     8            27,670           31,328            30,249
     9            26,578           29,564            29,042
    10            26,253           28,352            28,636
    11            25,915           26,968            27,443
    12            26,812           27,915            27,647
 01: 1            27,373           28,057            28,120
     2            26,500           25,973            26,425
     3            25,191           23,936            25,318
     4            26,687           25,492            26,906
     5            25,908           24,835            26,105
     6            25,799           23,940            25,362
     7            25,159           23,222            24,586
     8            25,097           22,581            23,464
     9           $22,073          $20,082           $20,864

--------------------------------------------------------------------------------
Emerging Markets Value
--------------------------------------------------------------------------------

Growth of $25,000(1)
                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                      MSCI
                                                     Emerging
                                    Lipper            Markets
                Emerging           Emerging            Free
                 Markets            Markets           Index
Yr:Month          Value              Index      (before all costs)
------------------------------------------------------------------
 95:12           $25,000          $25,000           $25,000
 96: 1            26,784           27,272            26,777
     2            26,760           26,954            26,351
     3            27,071           27,178            26,557
     4            28,422           28,131            27,618
     5            28,266           28,407            27,495
     6            27,932           28,461            27,667
     7            26,186           26,805            25,776
     8            26,174           27,536            26,436
     9            26,090           27,818            26,665
    10            24,942           27,175            25,954
    11            25,803           27,794            26,388
    12            26,226           28,037            26,508
 97: 1            28,281           30,166            28,316
     2            28,953           31,243            29,528
     3            28,593           30,442            28,753
     4            28,100           30,448            28,804
     5            28,401           31,498            29,628
     6            29,230           33,048            31,214
     7            30,395           34,010            31,680
     8            27,115           30,275            27,648
     9            27,079           31,368            28,414
    10            22,898           26,132            23,752
    11            20,700           24,939            22,885
    12            19,952           25,166            23,437
 98: 1            19,113           23,415            21,599
     2            20,954           25,419            23,853
     3            21,956           26,311            24,888
     4            21,405           26,366            24,617
     5            18,687           22,430            21,243
     6            16,433           20,304            19,015
     7            16,595           20,923            19,618
     8            12,374           14,928            13,946
     9            12,663           15,488            14,830
    10            14,128           16,977            16,392
    11            15,618           18,118            17,755
    12            15,743           17,891            17,498
 99: 1            15,350           17,528            17,216
     2            15,553           17,377            17,383
     3            17,581           19,313            19,674
     4            21,092           21,996            22,108
     5            21,498           21,729            21,980
     6            23,767           24,170            24,474
     7            23,133           23,568            23,809
     8            23,222           23,306            24,026
     9            21,950           22,479            23,213
    10            22,099           23,155            23,707
    11            23,552           25,709            25,833
    12            26,693           30,227            29,118
 00: 1            25,794           29,876            29,292
     2            24,957           30,766            29,678
     3            25,082           30,859            29,823
     4            23,884           27,501            26,996
     5            22,198           26,038            25,880
     6            22,910           27,330            26,792
     7            22,710           26,215            25,414
     8            22,510           26,485            25,539
     9            21,112           23,953            23,309
    10            19,626           22,163            21,619
    11            18,465           20,160            19,729
    12            19,177           20,888            20,205
 01: 1            20,712           23,308            22,987
     2            20,085           21,502            21,187
     3            18,742           19,451            19,106
     4            19,292           20,445            20,050
     5            19,919           21,007            20,290
     6            19,586           20,641            19,873
     7            18,410           19,362            18,617
     8            18,627           19,110            18,434
     9           $15,966          $16,383           $15,581

Emerging Markets Value after deduction of 2% purchase and 2% redemption fees-- both paid to the portfolio, not to Bernstein. See footnote 2 below.

Taxable-Bond Portfolios

--------------------------------------------------------------------------------
Intermediate Duration
--------------------------------------------------------------------------------

Growth of $25,000(3)
                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                     Lehman
                                   Lipper          Brothers
              Intermediate      Intermediate       Aggregate
                Duration            Bond           Bond Index
Yr:Month    (after all costs)     Composite    (before all costs)
-----------------------------------------------------------------
  89: 1          $25,000          $25,000           $25,000
      2           24,865           24,898            24,820
      3           25,000           24,982            24,927
      4           25,432           25,397            25,448
      5           25,948           25,869            26,117
      6           26,694           26,462            26,911
      7           27,103           26,919            27,484
      8           26,868           26,658            27,077
      9           27,003           26,768            27,215
     10           27,602           27,228            27,885
     11           27,776           27,424            28,150
     12           27,846           27,501            28,226
  90: 1           27,522           27,289            27,890
      2           27,602           27,365            27,979
      3           27,649           27,409            27,999
      4           27,427           27,269            27,741
      5           28,083           27,861            28,562
      6           28,447           28,207            29,022
      7           28,769           28,534            29,424
      8           28,480           28,326            29,030
      9           28,597           28,447            29,272
     10           28,879           28,618            29,645
     11           29,443           29,082            30,283
     12           29,892           29,457            30,757
  91: 1           30,044           29,731            31,138
      2           30,478           30,004            31,403
      3           30,782           30,229            31,620
      4           31,132           30,574            31,961
      5           31,361           30,773            32,146
      6           31,371           30,773            32,130
      7           31,798           31,124            32,577
      8           32,494           31,749            33,281
      9           33,042           32,324            33,956
     10           33,469           32,666            34,333
     11           33,818           32,987            34,649
     12           35,005           33,920            35,678
  92: 1           34,509           33,533            35,193
      2           34,754           33,661            35,422
      3           34,594           33,530            35,222
      4           34,848           33,764            35,476
      5           35,499           34,308            36,146
      6           35,991           34,798            36,644
      7           36,844           35,592            37,391
      8           37,051           35,891            37,770
      9           37,443           36,372            38,218
     10           36,919           35,830            37,711
     11           37,071           35,726            37,719
     12           37,692           36,222            38,319
  93: 1           38,306           36,947            39,054
      2           38,962           37,619            39,738
      3           39,109           37,766            39,904
      4           39,343           38,034            40,182
      5           39,503           38,004            40,234
      6           40,374           38,676            40,962
      7           40,778           38,839            41,195
      8           41,611           39,557            41,917
      9           41,673           39,712            42,030
     10           41,895           39,839            42,187
     11           41,396           39,484            41,828
     12           41,589           39,670            42,055
  94: 1           42,150           40,174            42,622
      2           41,399           39,459            41,881
      3           40,633           38,598            40,846
      4           40,296           38,251            40,520
      5           40,251           38,194            40,516
      6           40,172           38,121            40,426
      7           40,833           38,693            41,231
      8           40,805           38,770            41,280
      9           40,199           38,332            40,674
     10           40,152           38,275            40,637
     11           40,034           38,164            40,548
     12           40,276           38,347            40,828
  95: 1           41,077           38,956            41,636
      2           41,895           39,767            42,626
      3           42,115           40,013            42,888
      4           42,631           40,530            43,487
      5           44,120           41,960            45,170
      6           44,477           42,225            45,501
      7           44,303           42,111            45,399
      8           44,811           42,582            45,947
      9           45,353           42,957            46,394
     10           46,074           43,490            46,998
     11           46,722           44,098            47,702
     12           47,458           44,658            48,371
  96: 1           47,630           44,953            48,692
      2           46,700           44,185            47,846
      3           46,435           43,884            47,513
      4           46,241           43,616            47,246
      5           46,218           43,538            47,150
      6           46,715           44,034            47,783
      7           46,889           44,135            47,914
      8           46,899           44,100            47,834
      9           47,645           44,819            48,668
     10           48,616           45,724            49,746
     11           49,536           46,497            50,598
     12           49,158           46,088            50,127
  97: 1           49,215           46,222            50,281
      2           49,317           46,314            50,406
      3           48,794           45,828            49,847
      4           49,429           46,423            50,593
      5           49,802           46,823            51,072
      6           50,402           47,342            51,678
      7           51,431           48,559            53,071
      8           51,177           48,132            52,619
      9           51,772           48,801            53,395
     10           52,474           49,377            54,169
     11           52,619           49,515            54,419
     12           52,922           49,961            54,967
  98: 1           53,540           50,605            55,672
      2           53,540           50,534            55,630
      3           53,715           50,711            55,822
      4           53,924           50,929            56,113
      5           54,413           51,382            56,645
      6           54,679           51,752            57,126
      7           54,896           51,851            57,247
      8           55,438           52,483            58,179
      9           56,219           53,643            59,541
     10           55,768           53,252            59,226
     11           56,338           53,497            59,562
     12           56,559           53,673            59,742
  99: 1           57,106           54,017            60,168
      2           56,279           53,012            59,118
      3           56,714           53,394            59,445
      4           56,946           53,554            59,634
      5           56,731           52,997            59,115
      6           56,592           52,801            58,923
      7           56,324           52,621            58,672
      8           56,207           52,537            58,642
      9           56,803           53,062            59,323
     10           56,898           53,131            59,542
     11           56,987           53,174            59,538
     12           56,923           52,945            59,250
  00: 1           56,722           52,749            59,056
      2           57,304           53,261            59,771
      3           57,890           53,873            60,558
      4           57,489           53,577            60,385
      5           57,185           53,470            60,357
      6           58,379           54,550            61,613
      7           58,797           54,970            62,172
      8           59,469           55,685            63,073
      9           59,852           56,041            63,470
     10           59,658           56,164            63,890
     11           60,384           56,956            64,934
     12           61,686           58,038            66,139
  01: 1           62,887           59,008            67,220
      2           63,179           59,533            67,806
      3           63,400           59,795            68,146
      4           63,039           59,472            67,864
      5           63,464           59,805            68,273
      6           63,526           59,984            68,531
      7           64,664           61,316            70,063
      8           65,289           61,935            70,865
      9          $65,715          $62,462           $71,691

--------------------------------------------------------------------------------
Short Duration Plus
--------------------------------------------------------------------------------

Growth of $25,000(3)

                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                       Lipper
                                       Short          Merrill Lynch
                   Short             Investment          1-3 Year
                  Duration             Grade             Treasury
                    Plus               Bond               Index
Yr:Month      (after all costs)      Composite       (before all costs)
-----------------------------------------------------------------------
                   $25,000            $25,000            $25,000
  89: 1             25,200             25,208             25,198
      2             25,247             25,253             25,198
      3             25,372             25,377             25,313
      4             25,674             25,671             25,701
      5             25,969             26,005             26,086
      6             26,366             26,392             26,574
      7             26,663             26,727             26,967
      8             26,653             26,677             26,800
      9             26,826             26,815             26,958
     10             27,153             27,161             27,365
     11             27,348             27,354             27,610
     12             27,453             27,480             27,720
  90: 1             27,517             27,469             27,743
      2             27,637             27,612             27,873
      3             27,770             27,739             27,967
      4             27,812             27,789             28,022
      5             28,152             28,164             28,450
      6             28,399             28,431             28,750
      7             28,676             28,889             29,109
      8             28,799             28,947             29,196
      9             28,939             29,112             29,436
     10             29,153             29,319             29,760
     11             29,391             29,621             30,051
     12             29,723             29,905             30,416
  91: 1             29,845             30,099             30,694
      2             30,225             30,340             30,877
      3             30,514             30,577             31,085
      4             30,847             30,883             31,379
      5             31,109             31,099             31,569
      6             31,246             31,176             31,698
      7             31,533             31,454             31,974
      8             31,918             31,882             32,413
      9             32,198             32,261             32,763
     10             32,575             32,580             33,114
     11             32,930             32,887             33,458
     12             33,404             33,459             33,967
  92: 1             33,364             33,372             33,915
      2             33,526             33,495             34,033
      3             33,521             33,482             34,020
      4             33,881             33,713             34,333
      5             34,236             34,050             34,645
      6             34,608             34,411             34,998
      7             34,968             34,848             35,390
      8             35,102             35,085             35,702
      9             35,287             35,394             36,041
     10             35,147             35,153             35,825
     11             35,255             35,090             35,766
     12             35,509             35,374             36,106
  93: 1             35,792             35,788             36,482
      2             36,056             36,139             36,794
      3             36,189             36,258             36,904
      4             36,321             36,472             37,133
      5             36,434             36,457             37,029
      6             36,773             36,760             37,302
      7             36,946             36,863             37,388
      8             37,200             37,191             37,714
      9             37,225             37,325             37,837
     10             37,368             37,433             37,911
     11             37,275             37,381             37,920
     12             37,435             37,538             38,060
  94: 1             37,690             37,819             38,305
      2             37,522             37,543             38,060
      3             37,320             37,232             37,870
      4             37,293             37,057             37,736
      5             37,333             37,071             37,790
      6             37,408             37,097             37,902
      7             37,682             37,405             38,228
      8             37,755             37,532             38,362
      9             37,650             37,435             38,275
     10             37,740             37,480             38,361
     11             37,547             37,386             38,190
     12             37,640             37,412             38,277
  95: 1             38,104             37,786             38,809
      2             38,581             38,281             39,343
      3             38,736             38,484             39,562
      4             39,076             38,842             39,915
      5             39,615             39,572             40,612
      6             39,835             39,794             40,830
      7             39,970             39,885             41,000
      8             40,202             40,161             41,243
      9             40,422             40,394             41,444
     10             40,784             40,721             41,794
     11             41,076             41,067             42,163
     12             41,441             41,391             42,487
  96: 1             41,668             41,702             42,848
      2             41,521             41,543             42,667
      3             41,508             41,506             42,629
      4             41,593             41,523             42,665
      5             41,676             41,589             42,752
      6             41,913             41,876             43,059
      7             42,113             42,035             43,229
      8             42,298             42,161             43,377
      9             42,660             42,541             43,770
     10             43,167             42,979             44,263
     11             43,454             43,318             44,602
     12             43,424             43,318             44,602
  97: 1             43,663             43,509             44,812
      2             43,781             43,635             44,915
      3             43,770             43,587             44,897
      4             44,072             43,918             45,264
      5             44,339             44,217             45,573
      6             44,610             44,504             45,887
      7             44,949             44,990             46,391
      8             45,058             45,012             46,434
      9             45,308             45,341             46,786
     10             45,582             45,594             47,134
     11             45,699             45,699             47,248
     12             45,830             45,960             47,571
  98: 1             46,237             46,360             48,033
      2             46,299             46,411             48,074
      3             46,405             46,587             48,270
      4             46,609             46,792             48,496
      5             46,809             47,035             48,754
      6             46,993             47,242             49,008
      7             47,245             47,436             49,237
      8             47,568             47,759             49,856
      9             48,073             48,322             50,517
     10             48,127             48,298             50,765
     11             48,294             48,399             50,720
     12             48,549             48,578             50,899
  99: 1             48,776             48,797             51,101
      2             48,619             48,587             50,852
      3             48,975             48,952             51,205
      4             49,153             49,133             51,370
      5             49,241             49,039             51,337
      6             49,400             49,118             51,497
      7             49,529             49,162             51,660
      8             49,635             49,241             51,810
      9             49,911             49,590             52,147
     10             50,049             49,709             52,285
     11             50,225             49,854             52,384
     12             50,384             49,933             52,459
  00: 1             50,372             49,918             52,440
      2             50,654             50,238             52,789
      3             50,900             50,524             53,116
      4             50,924             50,544             53,254
      5             51,077             50,676             53,473
      6             51,628             51,259             54,028
      7             51,849             51,566             54,370
      8             52,199             51,968             54,771
      9             52,591             52,394             55,165
     10             52,558             52,536             55,461
     11             52,957             52,982             55,986
     12             53,567             53,602             56,653
  01: 1             54,262             54,321             57,363
      2             54,554             54,668             57,736
      3             55,012             55,045             58,218
      4             55,174             55,167             58,373
      5             55,546             55,492             58,702
      6             55,772             55,692             58,902
      7             56,416             56,388             59,563
      8             56,842             56,715             59,906
      9            $57,532            $57,288            $60,892

--------------------------------------------------------------------------------
Government Short Duration
--------------------------------------------------------------------------------

Growth of $25,000(3)
                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                      Merrill Lynch
                Government       Lipper Short        1-3 Yr Treasury
               Short Duration    U.S. Gov't Bond          Index
Yr:Month     (after all costs)      Composite       (before all costs)
----------------------------------------------------------------------
  89: 1           $25,000           $25,000           $25,000
      2            25,037            25,003            25,000
      3            25,129            25,108            25,115
      4            25,460            25,469            25,499
      5            25,740            25,660            25,882
      6            26,140            26,104            26,366
      7            26,441            26,464            26,756
      8            26,361            26,292            26,590
      9            26,520            26,432            26,747
     10            26,880            26,839            27,151
     11            27,044            27,051            27,394
     12            27,176            27,156            27,503
  90: 1            27,196            27,115            27,525
      2            27,327            27,240            27,654
      3            27,434            27,322            27,748
      4            27,496            27,352            27,802
      5            27,854            27,759            28,227
      6            28,097            28,043            28,524
      7            28,393            28,371            28,880
      8            28,515            28,416            28,967
      9            28,718            28,626            29,205
     10            28,997            28,918            29,526
     11            29,267            29,236            29,816
     12            29,615            29,564            30,177
  91: 1            29,844            29,833            30,454
      2            30,055            30,003            30,635
      3            30,219            30,168            30,841
      4            30,472            30,446            31,133
      5            30,636            30,616            31,321
      6            30,723            30,680            31,450
      7            30,984            30,972            31,724
      8            31,393            31,396            32,159
      9            31,724            31,763            32,506
     10            32,079            32,081            32,854
     11            32,424            32,386            33,196
     12            32,938            32,917            33,700
  92: 1            32,804            32,723            33,649
      2            32,839            32,808            33,767
      3            32,737            32,765            33,753
      4            33,115            33,034            34,064
      5            33,472            33,381            34,374
      6            33,845            33,698            34,724
      7            34,198            34,102            35,113
      8            34,285            34,382            35,422
      9            34,441            34,660            35,759
     10            34,362            34,390            35,544
     11            34,439            34,335            35,486
     12            34,707            34,665            35,823
  93: 1            34,953            35,101            36,196
      2            35,181            35,435            36,505
      3            35,253            35,548            36,615
      4            35,350            35,747            36,842
      5            35,422            35,704            36,739
      6            35,715            36,036            37,009
      7            35,869            36,134            37,095
      8            36,165            36,488            37,419
      9            36,200            36,590            37,540
     10            36,319            36,652            37,614
     11            36,212            36,546            37,623
     12            36,304            36,677            37,762
  94: 1            36,510            36,927            38,005
      2            36,334            36,620            37,762
      3            36,234            36,243            37,574
      4            36,125            35,986            37,441
      5            36,150            35,921            37,494
      6            36,234            35,918            37,605
      7            36,530            36,208            37,928
      8            36,624            36,292            38,062
      9            36,508            36,165            37,975
     10            36,590            36,186            38,061
     11            36,428            36,042            37,891
     12            36,456            36,121            37,977
  95: 1            36,932            36,569            38,505
      2            37,399            37,092            39,034
      3            37,583            37,285            39,252
      4            37,914            37,605            39,602
      5            38,495            38,346            40,294
      6            38,766            38,538            40,510
      7            38,855            38,584            40,678
      8            39,066            38,866            40,920
      9            39,262            39,087            41,119
     10            39,568            39,435            41,466
     11            39,866            39,814            41,833
     12            40,142            40,144            42,154
  96: 1            40,350            40,433            42,512
      2            40,231            40,247            42,332
      3            40,246            40,199            42,295
      4            40,224            40,207            42,330
      5            40,271            40,255            42,417
      6            40,527            40,525            42,722
      7            40,681            40,659            42,890
      8            40,820            40,768            43,037
      9            41,133            41,119            43,427
     10            41,580            41,551            43,916
     11            41,856            41,871            44,253
     12            41,783            41,858            44,253
  97: 1            42,006            42,055            44,460
      2            42,113            42,164            44,563
      3            42,103            42,088            44,545
      4            42,392            42,396            44,909
      5            42,650            42,646            45,215
      6            42,913            42,872            45,527
      7            43,241            43,318            46,027
      8            43,314            43,335            46,070
      9            43,549            43,634            46,419
     10            43,848            43,939            46,764
     11            43,927            44,036            46,878
     12            44,142            44,252            47,198
  98: 1            44,461            44,628            47,656
      2            44,515            44,659            47,697
      3            44,648            44,807            47,891
      4            44,808            44,981            48,116
      5            44,995            45,211            48,372
      6            45,198            45,410            48,624
      7            45,430            45,591            48,851
      8            45,805            46,056            49,465
      9            46,316            46,618            50,121
     10            46,453            46,698            50,367
     11            46,485            46,688            50,323
     12            46,594            46,824            50,501
  99: 1            46,768            47,048            50,700
      2            46,628            46,865            50,453
      3            46,939            47,141            50,804
      4            47,114            47,325            50,967
      5            47,097            47,283            50,935
      6            47,215            47,297            51,094
      7            47,341            47,358            51,256
      8            47,440            47,444            51,404
      9            47,735            47,742            51,738
     10            47,869            47,867            51,875
     11            47,990            47,991            51,974
     12            48,031            48,005            52,048
  00: 1            48,030            48,039            52,029
      2            48,302            48,313            52,375
      3            48,542            48,695            52,700
      4            48,731            48,870            52,837
      5            48,873            48,953            53,054
      6            49,312            49,442            53,605
      7            49,561            49,734            53,943
      8            49,931            50,102            54,342
      9            50,263            50,463            54,732
     10            50,514            50,751            55,026
     11            50,972            51,248            55,547
     12            51,554            51,781            56,209
  01: 1            52,181            52,444            56,914
      2            52,467            52,842            57,284
      3            52,789            53,180            57,761
      4            52,912            53,329            57,916
      5            53,156            53,639            58,242
      6            53,269            53,783            58,440
      7            53,854            54,354            59,096
      8            54,257            54,647            59,436
      9           $55,098           $55,363           $60,415

(1) Past performance is not predictive of future results. For International Value, the index is the Morgan Stanley Capital International (MSCI) EAFE Index of major stock markets in Europe, Australia and the Far East, with countries weighted according to gross domestic product and currency positions half-hedged. For Emerging Markets Value, the index is the MSCI Emerging Markets Free Index. Both indexes are theoretical measures of stock performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. The Lipper composites are the equal-weighted average returns of the funds in Lipper's international and emerging-markets categories.

(2) Reflects the growth of 25,000 in the portfolio after deduction of the 2% purchase fee each investor must pay to the Fund upon making an investment in the portfolio (except for reinvested capital gains and dividends) and the 2% redemption fee payable on closing out an investment in the portfolio. Excluding these fees, an investment of 25,000 in this portfolio would have declined to 19,575.

--------------------------------------------------------------------------------


4 Sanford C. Bernstein Fund, Inc.

Municipal-Bond Portfolios (Intermediate and Short-Term)

Diversified Municipal

Growth of  25,000(3)
                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                     Lehman
                                    Lipper          Brothers
               Diversified       Intermediate       Five-year
                Municipal         Municipal         G/O Index
Yr:Month   (after all costs)      Composite      (before all costs)
-------------------------------------------------------------------
  89: 1           $25,000           $25,000           $25,000
      2            24,863            24,893            24,735
      3            24,736            24,820            24,577
      4            25,164            25,212            24,999
      5            25,550            25,550            25,454
      6            25,878            25,829            25,734
      7            26,189            26,128            26,110
      8            26,027            26,011            26,008
      9            25,973            25,972            26,021
     10            26,266            26,203            26,250
     11            26,602            26,510            26,584
     12            26,769            26,743            26,799
  90: 1            26,669            26,679            26,812
      2            26,843            26,884            27,013
      3            26,823            26,868            26,930
      4            26,741            26,723            26,841
      5            27,152            27,177            27,332
      6            27,351            27,405            27,532
      7            27,637            27,748            27,859
      8            27,510            27,501            27,764
      9            27,622            27,592            27,823
     10            28,022            27,934            28,232
     11            28,403            28,375            28,638
     12            28,590            28,517            28,744
  91: 1            28,933            28,845            29,167
      2            29,187            29,096            29,432
      3            29,102            29,111            29,365
      4            29,448            29,416            29,732
      5            29,565            29,622            29,883
      6            29,545            29,593            29,877
      7            29,774            29,856            30,176
      8            30,144            30,166            30,565
      9            30,443            30,504            30,941
     10            30,652            30,758            31,176
     11            30,818            30,841            31,276
     12            31,500            31,433            31,980
  92: 1            31,450            31,521            32,041
      2            31,425            31,555            32,060
      3            31,229            31,489            31,954
      4            31,393            31,732            32,235
      5            31,803            32,068            32,525
      6            32,239            32,520            32,994
      7            33,167            33,486            33,858
      8            32,915            33,148            33,604
      9            33,154            33,343            33,816
     10            32,796            33,067            33,708
     11            33,281            33,622            34,116
     12            33,560            33,915            34,354
  93: 1            33,893            34,298            34,725
      2            34,711            35,320            35,632
      3            34,381            34,938            35,229
      4            34,587            35,225            35,455
      5            34,642            35,362            35,579
      6            35,137            35,875            36,059
      7            35,040            35,879            36,084
      8            35,639            36,542            36,575
      9            36,007            36,966            36,838
     10            36,062            37,044            36,894
     11            35,883            36,807            36,787
     12            36,391            37,436            37,291
  94: 1            36,706            37,833            37,641
      2            36,065            37,008            36,937
      3            35,366            35,957            36,114
      4            35,368            36,141            36,478
      5            35,587            36,408            36,683
      6            35,483            36,303            36,598
      7            35,871            36,760            36,997
      8            36,012            36,903            37,175
      9            35,719            36,527            36,896
     10            35,420            36,100            36,689
     11            35,020            35,562            36,454
     12            35,475            36,091            36,775
  95: 1            36,132            36,799            37,128
      2            36,876            37,572            37,667
      3            37,259            37,910            38,266
      4            37,321            37,974            38,369
      5            38,266            38,878            39,209
      6            38,107            38,734            39,241
      7            38,458            39,094            39,790
      8            38,841            39,478            40,192
      9            38,993            39,651            40,312
     10            39,376            40,032            40,482
     11            39,818            40,464            40,826
     12            40,075            40,735            41,050
  96: 1            40,373            41,078            41,539
      2            40,264            40,946            41,398
      3            39,891            40,483            41,178
      4            39,808            40,406            41,116
      5            39,813            40,386            41,067
      6            40,080            40,629            41,359
      7            40,366            40,986            41,632
      8            40,331            40,994            41,719
      9            40,701            41,343            42,032
     10            41,035            41,740            42,423
     11            41,640            42,362            43,012
     12            41,532            42,234            42,948
  97: 1            41,687            42,323            43,064
      2            41,938            42,632            43,370
      3            41,599            42,189            42,880
      4            41,851            42,396            43,094
      5            42,281            42,900            43,564
      6            42,594            43,286            43,947
      7            43,376            44,230            44,743
      8            43,145            43,867            44,505
      9            43,532            44,319            44,906
     10            43,687            44,523            45,180
     11            43,832            44,687            45,324
     12            44,307            45,246            45,732
  98: 1            44,617            45,626            46,135
      2            44,677            45,644            46,190
      3            44,709            45,644            46,269
      4            44,638            45,402            46,047
      5            45,043            46,043            46,595
      6            45,175            46,172            46,739
      7            45,297            46,250            46,907
      8            45,750            46,925            47,541
      9            46,137            47,432            48,025
     10            46,223            47,418            48,126
     11            46,252            47,503            48,194
     12            46,356            47,665            48,406
  99: 1            46,841            48,208            48,895
      2            46,767            47,933            48,836
      3            46,802            47,890            48,904
      4            46,924            48,020            49,046
      5            46,795            47,731            48,879
      6            46,390            47,049            48,337
      7            46,545            47,265            48,593
      8            46,470            47,029            48,593
      9            46,491            47,048            48,763
     10            46,295            46,704            48,656
     11            46,673            47,097            48,914
     12            46,566            46,875            48,752
  00: 1            46,487            46,655            48,730
      2            46,726            47,010            48,880
      3            47,350            47,672            49,318
      4            47,262            47,482            49,221
      5            47,130            47,263            49,201
      6            47,949            48,251            50,111
      7            48,407            48,791            50,657
      8            48,906            49,387            51,189
      9            48,835            49,239            51,103
     10            49,220            49,608            51,466
     11            49,438            49,841            51,666
     12            50,202            50,888            52,496
  01: 1            50,751            51,447            53,404
      2            50,902            51,597            53,533
      3            51,338            51,999            53,960
      4            51,049            51,479            53,674
      5            51,567            51,989            54,206
      6            51,819            52,321            54,444
      7            52,344            52,949            55,054
      8            52,978            53,749            55,792
      9           $53,051           $53,663           $55,931

California Municipal

Growth of  25,000(3)

                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                     Lipper         Lehman
                                  Intermediate     Brothers
                   California      California      Five-Year
                    Municipal       Municipal      G/O Index
     Yr:Month   (after all costs)   Composite   (before all costs)
------------------------------------------------------------------
       90: 8         $25,000         $25,000        $25,000
           9          25,155          24,988         25,053
          10          25,459          25,452         25,421
          11          25,844          26,015         25,787
          12          26,072          26,127         25,882
       91: 1          26,340          26,424         26,263
           2          26,649          26,557         26,502
           3          26,566          26,578         26,441
           4          26,814          26,942         26,771
           5          26,937          27,184         26,908
           6          26,889          27,108         26,902
           7          27,112          27,472         27,171
           8          27,378          27,796         27,522
           9          27,686          28,168         27,860
          10          27,891          28,430         28,072
          11          27,989          28,510         28,162
          12          28,558          29,051         28,796
       92: 1          28,610          29,133         28,850
           2          28,600          29,153         28,868
           3          28,370          29,074         28,772
           4          28,578          29,278         29,026
           5          28,916          29,571         29,287
           6          29,279          29,952         29,709
           7          30,091          30,776         30,487
           8          29,901          30,440         30,258
           9          30,111          30,626         30,449
          10          29,803          30,292         30,352
          11          30,239          30,792         30,719
          12          30,500          31,054         30,934
       93: 1          30,820          31,389         31,268
           2          31,647          32,347         32,084
           3          31,314          32,001         31,721
           4          31,469          32,253         31,924
           5          31,577          32,369         32,036
           6          31,950          32,826         32,469
           7          31,855          32,796         32,491
           8          32,374          33,423         32,933
           9          32,702          33,820         33,170
          10          32,727          33,875         33,220
          11          32,544          33,637         33,124
          12          33,015          34,240         33,578
       94: 1          33,326          34,609         33,893
           2          32,694          33,838         33,259
           3          32,066          32,890         32,518
           4          32,043          33,025         32,846
           5          32,213          33,246         33,030
           6          32,168          33,140         32,954
           7          32,562          33,617         33,313
           8          32,664          33,745         33,473
           9          32,381          33,428         33,222
          10          32,096          32,970         33,036
          11          31,737          32,459         32,825
          12          31,975          32,825         33,114
       95: 1          32,592          33,495         33,431
           2          33,414          34,239         33,916
           3          33,727          34,578         34,455
           4          33,804          34,626         34,549
           5          34,674          35,481         35,305
           6          34,446          35,258         35,333
           7          34,807          35,635         35,828
           8          35,120          36,027         36,190
           9          35,330          36,229         36,298
          10          35,701          36,624         36,451
          11          36,150          37,048         36,761
          12          36,362          37,252         36,963
       96: 1          36,708          37,584         37,403
           2          36,580          37,460         37,276
           3          36,160          37,029         37,078
           4          36,109          36,999         37,022
           5          36,084          36,988         36,978
           6          36,350          37,240         37,241
           7          36,604          37,571         37,486
           8          36,626          37,571         37,565
           9          36,955          37,879         37,847
          10          37,284          38,266         38,199
          11          37,797          38,874         38,730
          12          37,716          38,730         38,672
       97: 1          37,822          38,804         38,776
           2          38,042          39,052         39,051
           3          37,705          38,681         38,610
           4          37,898          38,863         38,803
           5          38,309          39,372         39,226
           6          38,619          39,730         39,571
           7          39,374          40,648         40,288
           8          39,162          40,307         40,074
           9          39,476          40,710         40,435
          10          39,611          40,820         40,681
          11          39,739          40,987         40,812
          12          40,108          41,479         41,179
       98: 1          40,439          41,869         41,541
           2          40,519          41,927         41,591
           3          40,487          41,856         41,662
           4          40,393          41,617         41,462
           5          40,840          42,192         41,955
           6          40,959          42,302         42,085
           7          41,068          42,428         42,237
           8          41,530          43,065         42,807
           9          41,989          43,702         43,244
          10          42,030          43,641         43,334
          11          42,140          43,759         43,395
          12          42,163          43,776         43,586
       99: 1          42,589          44,289         44,026
           2          42,484          44,080         43,973
           3          42,539          44,147         44,035
           4          42,586          44,182         44,163
           5          42,376          43,912         44,012
           6          42,044          43,289         43,524
           7          42,208          43,527         43,755
           8          42,105          43,335         43,755
           9          42,243          43,491         43,908
          10          42,035          43,122         43,811
          11          42,342          43,505         44,043
          12          42,137          43,192         43,898
       00: 1          42,158          43,218         43,878
           2          42,497          43,581         44,013
           3          43,082          44,261         44,407
           4          42,842          44,000         44,320
           5          42,874          43,987         44,302
           6          43,594          44,937         45,121
           7          43,999          45,458         45,613
           8          44,600          46,163         46,092
           9          44,540          45,983         46,015
          10          44,798          46,277         46,342
          11          45,055          46,504         46,522
          12          45,731          47,336         47,269
       01: 1          46,213          47,937         48,087
           2          46,311          47,995         48,202
           3          46,529          48,220         48,587
           4          46,134          47,507         48,330
           5          46,587          48,134         48,808
           6          46,770          48,427         49,023
           7          47,229          49,004         49,572
           8          47,917          49,925         50,237
           9         $47,803         $49,795        $50,362

New York Municipal

Growth of  25,000(3)

                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                     Lipper             Lehman
                                  Intermediate         Brothers
                  New York          New York           Five-Year
                  Municipal        Municipal           G/O Index
Yr:Month      (after all costs)    Composite       (before all costs)
---------------------------------------------------------------------
  89: 1            $25,000           $25,000            $25,000
      2             24,881            24,750             24,735
      3             24,809            24,750             24,577
      4             25,201            25,389             24,999
      5             25,589            25,868             25,454
      6             26,022            26,197             25,734
      7             26,313            26,469             26,110
      8             26,154            26,221             26,008
      9             26,119            26,105             26,021
     10             26,415            26,319             26,250
     11             26,731            26,725             26,584
     12             26,872            26,928             26,799
  90: 1             26,733            26,658             26,812
      2             26,912            26,888             27,013
      3             26,920            26,842             26,930
      4             26,800            26,514             26,841
      5             27,193            27,167             27,332
      6             27,412            27,463             27,532
      7             27,703            27,960             27,859
      8             27,579            27,420             27,764
      9             27,718            27,341             27,823
     10             28,096            27,620             28,232
     11             28,494            28,222             28,638
     12             28,658            28,323             28,744
  91: 1             28,979            28,706             29,167
      2             29,257            28,878             29,432
      3             29,267            28,985             29,365
      4             29,548            29,437             29,732
      5             29,712            29,664             29,883
      6             29,717            29,634             29,877
      7             29,973            30,117             30,176
      8             30,301            30,554             30,565
      9             30,585            31,015             30,941
     10             30,796            31,313             31,176
     11             30,916            31,354             31,276
     12             31,642            31,999             31,980
  92: 1             31,552            31,823             32,041
      2             31,632            31,941             32,060
      3             31,492            32,043             31,954
      4             31,761            32,383             32,235
      5             32,079            32,856             32,525
      6             32,544            33,536             32,994
      7             33,479            34,763             33,858
      8             33,211            34,235             33,604
      9             33,432            34,338             33,816
     10             33,106            34,018             33,708
     11             33,551            34,586             34,116
     12             33,820            34,901             34,354
  93: 1             34,138            35,271             34,725
      2             35,046            36,294             35,632
      3             34,698            35,960             35,229
      4             34,941            36,233             35,455
      5             35,058            36,415             35,579
      6             35,516            36,884             36,059
      7             35,424            36,873             36,084
      8             35,981            37,507             36,575
      9             36,334            37,822             36,838
     10             36,393            37,909             36,894
     11             36,170            37,652             36,787
     12             36,714            38,296             37,291
  94: 1             37,013            38,701             37,641
      2             36,374            37,916             36,937
      3             35,650            36,903             36,114
      4             35,660            37,092             36,478
      5             35,938            37,388             36,683
      6             35,864            37,317             36,598
      7             36,314            37,761             36,997
      8             36,384            37,882             37,175
      9             36,038            37,503             36,896
     10             35,665            37,068             36,689
     11             35,237            36,527             36,454
     12             35,779            37,053             36,775
  95: 1             36,416            37,661             37,128
      2             37,197            38,418             37,667
      3             37,522            38,718             38,266
      4             37,644            38,795             38,369
      5             38,626            39,714             39,209
      6             38,465            39,583             39,241
      7             38,791            39,971             39,790
      8             39,206            40,395             40,192
      9             39,330            40,548             40,312
     10             39,721            40,950             40,482
     11             40,171            41,392             40,826
     12             40,419            41,641             41,050
  96: 1             40,725            41,990             41,539
      2             40,529            41,801             41,398
      3             40,181            41,379             41,178
      4             40,131            41,263             41,116
      5             40,108            41,201             41,067
      6             40,379            41,482             41,359
      7             40,673            41,884             41,632
      8             40,646            41,859             41,719
      9             41,026            42,269             42,032
     10             41,401            42,654             42,423
     11             41,928            43,336             43,012
     12             41,845            43,176             42,948
  97: 1             41,973            43,228             43,064
      2             42,260            43,560             43,370
      3             41,887            43,094             42,880
      4             42,143            43,318             43,094
      5             42,548            43,886             43,564
      6             42,870            44,312             43,947
      7             43,663            45,344             44,743
      8             43,396            44,950             44,505
      9             43,790            45,417             44,906
     10             43,981            45,576             45,180
     11             44,099            45,758             45,324
     12             44,582            46,349             45,732
  98: 1             44,931            46,743             46,135
      2             44,962            46,757             46,190
      3             44,995            46,710             46,269
      4             44,826            46,402             46,047
      5             45,370            47,125             46,595
      6             45,542            47,281             46,739
      7             45,602            47,333             46,907
      8             46,164            48,052             47,541
      9             46,556            48,624             48,025
     10             46,675            48,610             48,126
     11             46,771            48,673             48,194
     12             46,904            48,863             48,406
  99: 1             47,428            49,444             48,895
      2             47,282            49,157             48,836
      3             47,314            49,103             48,904
      4             47,407            49,226             49,046
      5             47,208            48,931             48,879
      6             46,726            48,216             48,337
      7             46,917            48,443             48,593
      8             46,840            48,244             48,593
      9             46,899            48,288             48,763
     10             46,668            47,877             48,656
     11             47,056            48,318             48,914
     12             46,889            48,076             48,752
  00: 1             46,846            47,874             48,730
      2             47,163            48,257             48,880
      3             47,763            49,044             49,318
      4             47,601            48,789             49,221
      5             47,533            48,594             49,201
      6             48,395            49,702             50,111
      7             48,825            50,298             50,657
      8             49,329            50,982             51,189
      9             49,211            50,798             51,103
     10             49,604            51,276             51,466
     11             49,853            51,543             51,666
     12             50,731            52,707             52,496
  01: 1             51,284            53,340             53,404
      2             51,357            53,420             53,533
      3             51,756            53,895             53,960
      4             51,494            53,416             53,674
      5             51,972            53,977             54,206
      6             52,182            54,284             54,444
      7             52,669            54,909             55,054
      8             53,305            55,782             55,792
      9            $53,144           $55,369            $55,931

Short Duration Diversified Municipal

Growth of $25,000(3)
                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                  Lehman
                  Short                          Brothers
                Duration         Lipper          One-Year
               Diversified      Short-Term       Municipal
                Municipal       Municipal          Index
Yr:Month    (after all costs)   Composite    (before all costs)
---------------------------------------------------------------
  94:10          $25,000         $25,000         $25,000
     11           25,015          24,918          25,038
     12           25,112          25,007          25,102
  95: 1           25,255          25,187          25,231
      2           25,462          25,424          25,402
      3           25,617          25,584          25,570
      4           25,684          25,669          25,663
      5           25,959          25,938          25,904
      6           26,072          26,032          25,992
      7           26,204          26,185          26,182
      8           26,314          26,313          26,321
      9           26,366          26,377          26,394
     10           26,479          26,503          26,502
     11           26,616          26,662          26,628
     12           26,709          26,777          26,728
  96: 1           26,844          26,937          26,881
      2           26,878          26,970          26,946
      3           26,869          26,919          26,964
      4           26,901          26,948          27,028
      5           26,968          27,007          27,096
      6           27,053          27,105          27,228
      7           27,168          27,229          27,343
      8           27,206          27,289          27,396
      9           27,336          27,423          27,520
     10           27,441          27,574          27,661
     11           27,608          27,745          27,828
     12           27,657          27,789          27,888
  97: 1           27,786          27,886          28,049
      2           27,854          28,006          28,139
      3           27,827          27,934          28,125
      4           27,913          28,029          28,238
      5           28,058          28,199          28,380
      6           28,167          28,343          28,493
      7           28,298          28,573          28,668
      8           28,335          28,573          28,704
      9           28,477          28,767          28,852
     10           28,564          28,871          28,963
     11           28,624          28,957          29,052
     12           28,752          29,114          29,182
  98: 1           28,882          29,262          29,335
      2           28,971          29,332          29,437
      3           29,036          29,394          29,521
      4           29,078          29,394          29,557
      5           29,204          29,576          29,711
      6           29,271          29,677          29,820
      7           29,379          29,772          29,922
      8           29,512          29,986          30,103
      9           29,622          30,142          30,246
     10           29,727          30,245          30,389
     11           29,813          30,302          30,480
     12           29,885          30,402          30,566
  99: 1           30,035          30,566          30,737
      2           30,143          30,569          30,847
      3           30,184          30,612          30,873
      4           30,244          30,689          30,944
      5           30,293          30,701          31,005
      6           30,288          30,593          30,977
      7           30,363          30,691          31,088
      8           30,398          30,694          31,164
      9           30,483          30,768          31,269
     10           30,513          30,777          31,337
     11           30,631          30,882          31,434
     12           30,652          30,885          31,460
  00: 1           30,745          30,904          31,580
      2           30,818          31,018          31,675
      3           30,942          31,167          31,812
      4           30,988          31,198          31,888
      5           31,025          31,232          31,941
      6           31,273          31,488          32,203
      7           31,426          31,680          32,383
      8           31,579          31,848          32,549
      9           31,633          31,922          32,621
     10           31,760          32,056          32,775
     11           31,859          32,165          32,899
     12           32,089          32,425          33,144
  01: 1           32,375          32,698          33,539
      2           32,481          32,815          33,649
      3           32,630          32,983          33,824
      4           32,685          33,006          33,888
      5           32,889          33,217          34,129
      6           32,988          33,350          34,262
      7           33,169          33,533          34,413
      8           33,373          33,761          34,619
      9          $33,525         $33,856         $34,787

Short Duration California Municipal

Growth of $25,000(3)
                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                    Lehman
                  Short                            Brothers
                 Duration          Lipper          One-Year
                California        Short-Term       Municipal
                 Municipal        Municipal          Index
Yr:Month     (after all costs)    Composite    (before all costs)
-----------------------------------------------------------------
  94:10           $25,000          $25,000          $25,000
     11            24,978           24,918           25,038
     12            25,055           25,007           25,102
  95: 1            25,202           25,187           25,231
      2            25,451           25,424           25,402
      3            25,566           25,584           25,570
      4            25,668           25,669           25,663
      5            25,915           25,938           25,904
      6            26,000           26,032           25,992
      7            26,185           26,185           26,182
      8            26,267           26,313           26,321
      9            26,332           26,377           26,394
     10            26,442           26,503           26,502
     11            26,554           26,662           26,628
     12            26,631           26,777           26,728
  96: 1            26,786           26,937           26,881
      2            26,813           26,970           26,946
      3            26,793           26,919           26,964
      4            26,841           26,948           27,028
      5            26,885           27,007           27,096
      6            26,990           27,105           27,228
      7            27,105           27,229           27,343
      8            27,146           27,289           27,396
      9            27,256           27,423           27,520
     10            27,384           27,574           27,661
     11            27,530           27,745           27,828
     12            27,578           27,789           27,888
  97: 1            27,683           27,886           28,049
      2            27,747           28,006           28,139
      3            27,740           27,934           28,125
      4            27,824           28,029           28,238
      5            27,923           28,199           28,380
      6            28,030           28,343           28,493
      7            28,178           28,573           28,668
      8            28,209           28,573           28,704
      9            28,317           28,767           28,852
     10            28,393           28,871           28,963
     11            28,446           28,957           29,052
     12            28,571           29,114           29,182
  98: 1            28,693           29,262           29,335
      2            28,778           29,332           29,437
      3            28,837           29,394           29,521
      4            28,849           29,394           29,557
      5            28,967           29,576           29,711
      6            29,055           29,677           29,820
      7            29,190           29,772           29,922
      8            29,317           29,986           30,103
      9            29,443           30,142           30,246
     10            29,569           30,245           30,389
     11            29,655           30,302           30,480
     12            29,686           30,402           30,566
  99: 1            29,832           30,566           30,737
      2            29,915           30,569           30,847
      3            29,929           30,612           30,873
      4            30,007           30,689           30,944
      5            30,024           30,701           31,005
      6            30,014           30,593           30,977
      7            30,115           30,691           31,088
      8            30,168           30,694           31,164
      9            30,296           30,768           31,269
     10            30,326           30,777           31,337
     11            30,393           30,882           31,434
     12            30,388           30,885           31,460
  00: 1            30,497           30,904           31,580
      2            30,614           31,018           31,675
      3            30,727           31,167           31,812
      4            30,740           31,198           31,888
      5            30,816           31,232           31,941
      6            31,059           31,488           32,203
      7            31,208           31,680           32,383
      8            31,386           31,848           32,549
      9            31,467           31,922           32,621
     10            31,593           32,056           32,775
     11            31,694           32,165           32,899
     12            31,870           32,425           33,144
  01: 1            32,171           32,698           33,539
      2            32,271           32,815           33,649
      3            32,396           32,983           33,824
      4            32,398           33,006           33,888
      5            32,599           33,217           34,129
      6            32,695           33,350           34,262
      7            32,847           33,533           34,413
      8            32,989           33,761           34,619
      9           $33,081          $33,856          $34,787

Short Duration New York Municipal

Growth of $25,000(3)
                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                Lehman
               Short                            Brothers
              Duration          Lipper          One-Year
              New York         Short-Term       Municipal
              Municipal        Municipal         Index
Yr:Month  (after all costs)    Composite    (before all costs)
--------------------------------------------------------------
  94:10       $25,000           $25,000         $25,000
     11        24,970            24,918          25,038
     12        25,062            25,007          25,102
  95: 1        25,212            25,187          25,231
      2        25,450            25,424          25,402
      3        25,582            25,584          25,570
      4        25,659            25,669          25,663
      5        25,882            25,938          25,904
      6        25,984            26,032          25,992
      7        26,124            26,185          26,182
      8        26,221            26,313          26,321
      9        26,284            26,377          26,394
     10        26,374            26,503          26,502
     11        26,496            26,662          26,628
     12        26,583            26,777          26,728
  96: 1        26,736            26,937          26,881
      2        26,803            26,970          26,946
      3        26,783            26,919          26,964
      4        26,806            26,948          27,028
      5        26,871            27,007          27,096
      6        26,956            27,105          27,228
      7        27,075            27,229          27,343
      8        27,073            27,289          27,396
      9        27,213            27,423          27,520
     10        27,350            27,574          27,661
     11        27,486            27,745          27,828
     12        27,520            27,789          27,888
  97: 1        27,636            27,886          28,049
      2        27,707            28,006          28,139
      3        27,685            27,934          28,125
      4        27,779            28,029          28,238
      5        27,890            28,199          28,380
      6        28,005            28,343          28,493
      7        28,140            28,573          28,668
      8        28,158            28,573          28,704
      9        28,300            28,767          28,852
     10        28,388            28,871          28,963
     11        28,448            28,957          29,052
     12        28,553            29,114          29,182
  98: 1        28,687            29,262          29,335
      2        28,755            29,332          29,437
      3        28,823            29,394          29,521
      4        28,844            29,394          29,557
      5        28,970            29,576          29,711
      6        29,061            29,677          29,820
      7        29,150            29,772          29,922
      8        29,282            29,986          30,103
      9        29,391            30,142          30,246
     10        29,497            30,245          30,389
     11        29,565            30,302          30,480
     12        29,628            30,402          30,566
  99: 1        29,781            30,566          30,737
      2        29,847            30,569          30,847
      3        29,914            30,612          30,873
      4        29,957            30,689          30,944
      5        29,988            30,701          31,005
      6        29,966            30,593          30,977
      7        30,052            30,691          31,088
      8        30,096            30,694          31,164
      9        30,167            30,768          31,269
     10        30,205            30,777          31,337
     11        30,309            30,882          31,434
     12        30,310            30,885          31,460
  00: 1        30,388            30,904          31,580
      2        30,484            31,018          31,675
      3        30,582            31,167          31,812
      4        30,632            31,198          31,888
      5        30,692            31,232          31,941
      6        30,918            31,488          32,203
      7        31,067            31,680          32,383
      8        31,192            31,848          32,549
      9        31,266            31,922          32,621
     10        31,385            32,056          32,775
     11        31,507            32,165          32,899
     12        31,759            32,425          33,144
  01: 1        32,012            32,698          33,539
      2        32,116            32,815          33,649
      3        32,288            32,983          33,824
      4        32,286            33,006          33,888
      5        32,508            33,217          34,129
      6        32,600            33,350          34,262
      7        32,751            33,533          34,413
      8        32,941            33,761          34,619
      9       $33,002           $33,856         $34,787

--------------------------------------------------------------------------------

(3) Past performance is not predictive of future results. The indexes are the Lehman Brothers Aggregate Bond Index, which comprises Treasury, agency, corporate, mortgage-backed and asset-backed securities of diverse maturities, and the Merrill Lynch 1-3 Year Treasury index, which includes short-term Treasury bonds. Both indexes are theoretical measures of bond-market performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing.

--------------------------------------------------------------------------------


                                                            2001 Annual Report 5

Sanford C. Bernstein Fund, Inc.

Statements of Assets and Liabilities--September 30, 2001

                                                                              BERNSTEIN          BERNSTEIN            BERNSTEIN
                                                                             TAX-MANAGED        INTERNATIONAL          EMERGING
                                                                         INTERNATIONAL VALUE        VALUE           MARKETS VALUE
                                                                              PORTFOLIO         PORTFOLIO II          PORTFOLIO
====================================================================================================================================
ASSETS
  Investments in securities at value--unaffiliated issuers (a)             $ 2,318,203,385     $ 1,376,721,677     $   483,225,407
  Investments in securities at value--affiliated issuers (Note 3) (b)                    0                   0           7,672,978
  Foreign currency at value (c)                                                 77,904,849          39,466,439           7,495,373
  Cash in bank                                                                         373                 351                  79
  Receivables:
    Interest                                                                         4,910               3,386               1,680
    Dividends                                                                    5,359,133           3,188,071             414,637
    Investment securities sold                                                  10,165,792           3,979,044           3,863,616
    Capital shares sold                                                          9,297,182           2,562,002           1,768,010
    Foreign withholding tax reclaims                                             1,296,077             752,282              29,283
    Margin due from broker on futures contracts                                  1,210,175             780,884                   0
  Collateral held for securities loaned (Note 1N)                               99,645,477          22,717,525                   0
  Other assets                                                                         102                  14                 238
  Appreciation on foreign currency contracts (Note 3D)                           5,319,647           4,671,548                   0
                                                                           ---------------     ---------------     ---------------
  Total assets                                                               2,528,407,102       1,454,843,223         504,471,301
                                                                           ---------------     ---------------     ---------------
LIABILITIES
  Payables:
    Dividends to shareholders                                                            0                   0                   0
    Investment securities purchased                                              3,747,699           1,955,484           2,414,148
    Capital shares redeemed                                                      1,379,646           1,558,989           1,390,648
    Management fee (Note 2A)                                                     1,948,985           1,187,586             543,826
    Shareholder servicing and administration fee (Note 2B)                         519,004             307,055             110,947
    Accrued expenses                                                               842,969             433,591             552,190
    Foreign capital gains taxes                                                          0                   0              43,790
    Margin owed to broker on futures contracts                                           0                   0                   0
  Depreciation on foreign currency contracts (Note 3D)                                   0                   0               1,270
  Securities lending collateral (Note 1N)                                       99,645,477          22,717,525                   0
                                                                           ---------------     ---------------     ---------------
  Total liabilities                                                            108,083,780          28,160,230           5,056,819
                                                                           ---------------     ---------------     ---------------
  NET ASSETS (d)                                                           $ 2,420,323,322     $ 1,426,682,993     $   499,414,482
                                                                           ===============     ===============     ===============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                        $15.22              $14.16              $12.48
                                                                           ===============     ===============     ===============
NET ASSETS CONSIST OF:
  Capital stock, at par                                                    $       159,001     $       100,754     $        40,029
  Additional paid-in capital                                                 2,525,436,161       1,887,436,445         752,007,897
  Undistributed net investment income/(excess distributions)                    43,752,196          35,238,618           2,025,820
  Accumulated net realized gain (loss) on investments, futures
  and foreign currencies                                                       (15,379,020)       (134,748,491)        (42,065,831)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                                   (138,435,286)       (365,715,823)       (213,100,410)+
    Foreign currency denominated assets and liabilities                          4,790,270           4,371,490             506,977
                                                                           ---------------     ---------------     ---------------
                                                                           $ 2,420,323,322     $ 1,426,682,993     $   499,414,482
                                                                           ===============     ===============     ===============

                                                                            BERNSTEIN            BERNSTEIN           BERNSTEIN
                                                                           INTERMEDIATE            SHORT             GOVERNMENT
                                                                            DURATION           DURATION PLUS       SHORT DURATION
                                                                            PORTFOLIO            PORTFOLIO           PORTFOLIO
====================================================================================================================================
ASSETS
  Investments in securities at value--unaffiliated issuers (a)           $ 2,539,849,335       $ 377,045,724       $  106,957,413
  Investments in securities at value--affiliated issuers (Note 3) (b)                  0                   0                    0
  Foreign currency at value (c)                                                    1,671                   0                    0
  Cash in bank                                                                   624,426              69,128               15,287
  Receivables:
    Interest                                                                  24,005,010           3,471,956            1,268,248
    Dividends                                                                          0                   0                    0
    Investment securities sold                                                15,995,429           9,343,693                    0
    Capital shares sold                                                        2,054,776             660,732                    0
    Foreign withholding tax reclaims                                                   0                   0                    0
    Margin due from broker on futures contracts                                        0              21,719                    0
  Collateral held for securities loaned (Note 1N)                                      0                   0                    0
  Other assets                                                                        54                  15                    0
  Appreciation on foreign currency contracts (Note 3D)                           689,239                   0                    0
                                                                         ---------------       -------------       --------------
  Total assets                                                             2,583,219,940         390,612,967          108,240,948
                                                                         ---------------       -------------       --------------
LIABILITIES
  Payables:
    Dividends to shareholders                                                  3,085,869             525,392              101,447
    Investment securities purchased                                          446,597,222          19,402,325            6,255,208
    Capital shares redeemed                                                    1,610,384           2,601,020              132,076
    Management fee (Note 2A)                                                     825,042             150,475               41,430
    Shareholder servicing and administration fee (Note 2B)                       170,032              61,112                8,315
    Accrued expenses                                                             240,635              66,259               30,917
    Foreign capital gains taxes                                                        0                   0                    0
    Margin owed to broker on futures contracts                                         0              68,250                8,000
  Depreciation on foreign currency contracts (Note 3D)                                 0                   0                    0
  Securities lending collateral (Note 1N)                                              0                   0                    0
                                                                         ---------------       -------------       --------------
  Total liabilities                                                          452,529,184          22,874,833            6,577,393
                                                                         ---------------       -------------       --------------
  NET ASSETS (d)                                                         $ 2,130,690,756       $ 367,738,134       $  101,663,555
                                                                         ===============       =============       ==============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                      $12.98              $12.69               $13.07
                                                                         ===============       =============       ==============
NET ASSETS CONSIST OF:
  Capital stock, at par                                                  $       164,207       $      28,979       $        7,779
  Additional paid-in capital                                               2,181,335,998         368,929,778           99,055,429
  Undistributed net investment income/(excess distributions)                  (9,697,894)         (1,511,442)              53,283
  Accumulated net realized gain (loss) on investments, futures
  and foreign currencies                                                     (72,210,845)         (5,133,586)             929,159
  Unrealized appreciation (depreciation) of:
    Investments and futures                                                   30,410,051           5,424,405            1,617,905
    Foreign currency denominated assets and liabilities                          689,239                   0                    0
                                                                         ---------------       -------------       --------------
                                                                         $ 2,130,690,756       $ 367,738,134       $  101,663,555
                                                                         ===============       =============       ==============

                                                                            BERNSTEIN            BERNSTEIN           BERNSTEIN
                                                                           DIVERSIFIED          CALIFORNIA           NEW YORK
                                                                            MUNICIPAL            MUNICIPAL           MUNICIPAL
                                                                            PORTFOLIO            PORTFOLIO           PORTFOLIO
================================================================================================================================
ASSETS
  Investments in securities at value--unaffiliated issuers (a)           $ 1,382,326,753       $ 500,571,826       $ 757,108,740
  Investments in securities at value--affiliated issuers (Note 3) (b)                  0                   0                   0
  Foreign currency at value (c)                                                        0                   0                   0
  Cash in bank                                                                     2,751               5,513              11,754
  Receivables:
    Interest                                                                  20,427,134           6,691,920          11,205,043
    Dividends                                                                          0                   0                   0
    Investment securities sold                                                   955,107           4,531,600             215,000
    Capital shares sold                                                        5,093,102           3,646,953             232,540
    Foreign withholding tax reclaims                                                   0                   0                   0
    Margin due from broker on futures contracts                                        0                   0                   0
  Collateral held for securities loaned (Note 1N)                                      0                   0                   0
  Other assets                                                                        27                  14                  24
  Appreciation on foreign currency contracts (Note 3D)                                 0                   0                   0
                                                                         ---------------       -------------       -------------
  Total assets                                                             1,408,804,874         515,447,826         768,773,101
                                                                         ---------------       -------------       -------------
LIABILITIES
  Payables:
    Dividends to shareholders                                                  1,590,655             515,364             860,144
    Investment securities purchased                                           16,015,697          22,831,442             964,041
    Capital shares redeemed                                                    1,693,165             571,450           2,737,817
    Management fee (Note 2A)                                                     553,656             201,175             313,042
    Shareholder servicing and administration fee (Note 2B)                       113,891              40,235              62,996
    Accrued expenses                                                             185,215              93,674             107,472
    Foreign capital gains taxes                                                        0                   0                   0
    Margin owed to broker on futures contracts                                         0                   0                   0
  Depreciation on foreign currency contracts (Note 3D)                                 0                   0                   0
  Securities lending collateral (Note 1N)                                              0                   0                   0
                                                                         ---------------       -------------       -------------
  Total liabilities                                                           20,152,279          24,253,340           5,045,512
                                                                         ---------------       -------------       -------------
  NET ASSETS (d)                                                         $ 1,388,652,595       $ 491,194,486       $ 763,727,589
                                                                         ===============       =============       =============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                      $14.05              $14.23              $13.85
                                                                         ===============       =============       =============
NET ASSETS CONSIST OF:
  Capital stock, at par                                                  $        98,844       $      34,518       $      55,127
  Additional paid-in capital                                               1,335,626,897         472,667,280         737,808,888
  Undistributed net investment income/(excess distributions)                      24,852             (34,764)              4,122
  Accumulated net realized gain (loss) on investments, futures
  and foreign currencies                                                      (9,989,083)         (2,547,832)         (6,243,971)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                                   62,891,085          21,075,284          32,103,423
    Foreign currency denominated assets and liabilities                                0                   0                   0
                                                                         ---------------       -------------       --------------
                                                                         $ 1,388,652,595       $ 491,194,486       $ 763,727,589
                                                                         ===============       =============       =============

(a) Cost: $2,453,463,639; $1,742,052,057; $683,228,641; $2,509,439,284;
$372,163,452; $105,429,008; $1,319,435,668; $479,496,542; and $725,005,317,
respectively (Note 1)
(b) Cost: $20,726,365 (Note 1)
(c) Cost: $78,393,928; $39,782,287; $6,942,264; and $1,671, respectively (Note
1)
(d) Applicable to: 159,001,009; 100,753,651; 40,029,208; 164,207,483;
28,979,535; 7,779,332; 98,843,723; 34,517,517; and 55,126,536 shares of capital stock outstanding, respectively.

+ Net of accrued foreign capital gains taxes of $43,790.

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

--------------------------------------------------------------------------------


6 & 7 Sanford C. Bernstein Fund, Inc. 2001 Annual Report

Sanford C. Bernstein Fund, Inc.

                                                                         BERNSTEIN          BERNSTEIN          BERNSTEIN
                                                                      SHORT DURATION      SHORT DURATION    SHORT DURATION
                                                                        DIVERSIFIED         CALIFORNIA         NEW YORK
                                                                         MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                         PORTFOLIO          PORTFOLIO          PORTFOLIO
==========================================================================================================================
ASSETS
  Investments in securities at value--unaffiliated issuers (e)         $ 157,878,748       $ 49,421,265       $ 87,928,259
  Investments in securities at value--affiliated issuers (Note 3)                  0                  0                  0
  Foreign currency at value                                                        0                  0                  0
  Cash in bank                                                                 4,275             17,604              9,575
  Receivables:
    Interest                                                               2,407,168            917,283          1,236,823
    Dividends                                                                      0                  0                  0
    Investment securities sold                                             2,722,064          5,553,850            215,000
    Capital shares sold                                                      587,117                  0             40,921
    Foreign withholding tax reclaims                                               0                  0                  0
    Margin due from broker on futures contracts                                    0                  0                  0
  Collateral held for securities loaned (Note 1)                                   0                  0                  0
  Other assets                                                                     0                  8                  0
  Appreciation on foreign currency contracts (Note 3D)                             0                  0                  0
                                                                       -------------       ------------       ------------
  Total assets                                                           163,599,372         55,910,010         89,430,578
                                                                       -------------       ------------       ------------

LIABILITIES
  Payables:
    Dividends to shareholders                                                149,806             47,755             76,364
    Investment securities purchased                                        5,981,656          1,281,554          1,176,335
    Capital shares redeemed                                                  422,870            442,145            169,948
    Management fee (Note 2)                                                   64,863             22,362             36,630
    Shareholder servicing and administration fee (Note 2)                     12,952              4,444              7,323
    Accrued expenses                                                          47,338             38,363             45,221
    Foreign withholding and capital gains taxes                                    0                  0                  0
    Margin owed to broker on futures contracts                                     0                  0                  0
  Depreciation on foreign currency contracts (Note 3D)                             0                  0                  0
  Securities lending collateral (Note 1)                                           0                  0                  0
                                                                       -------------       ------------       ------------
  Total liabilities                                                        6,679,485          1,836,623          1,511,821
                                                                       -------------       ------------       ------------
  NET ASSETS (f)                                                       $ 156,919,887       $ 54,073,387       $ 87,918,757
                                                                       =============       ============       ============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                  $12.70             $12.68             $12.54
                                                                       =============       ============       ============

NET ASSETS CONSIST OF:
  Capital stock, at par                                                $      12,354       $      4,265       $      7,009
  Additional paid-in capital                                             154,583,988         53,469,416         87,315,753
  Undistributed net investment income/(excess distributions)                 (11,140)           (18,340)              (766)
  Accumulated net realized gain (loss) on investments, futures
  and foreign currencies                                                      26,216           (104,249)          (700,218)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                                2,308,469            722,295          1,296,979
    Foreign currencies                                                             0                  0                  0
                                                                       -------------       ------------       ------------
                                                                       $ 156,919,887       $ 54,073,387       $ 87,918,757
                                                                       =============       ============       ============

(e) Cost: $155,570,279; $48,698,970; and $86,631,280, respectively (Note 1)
(f) Applicable to: 12,354,424; 4,265,210; and 7,008,650 shares of capital stock outstanding, respectively

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

--------------------------------------------------------------------------------


8 Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

Statements of Operations for the Year Ended September 30, 2001

                                                                               BERNSTEIN          BERNSTEIN            BERNSTEIN
                                                                              TAX-MANAGED       INTERNATIONAL          EMERGING
                                                                          INTERNATIONAL VALUE       VALUE            MARKETS VALUE
                                                                               PORTFOLIO         PORTFOLIO II          PORTFOLIO
====================================================================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                                 $   6,595,037       $   3,878,123       $     366,924
    Dividends--unaffiliated issuers (net of foreign withholding
    taxes of $7,822,156, $4,830,725 and $2,011,631, respectively)               61,142,566          36,348,727          16,099,219
                                                                             -------------       -------------       -------------
  Total income                                                                  67,737,603          40,226,850          16,466,143
                                                                             -------------       -------------       -------------
  Expenses (Notes 1 and 2):
    Management fee                                                              26,458,620          16,464,202           7,227,096
    Shareholder servicing and administration fee                                 7,071,839           4,295,612           1,445,419
    Custodian and transfer agent fees                                            1,499,913             941,795           1,212,499
    Auditing and tax consulting fees                                               110,886              70,317             105,058
    Insurance                                                                       74,374              48,224              15,010
    Directors' fees and expenses                                                    90,498              55,615              18,716
    Legal fees                                                                      20,736              14,041               9,677
    Registration fees                                                              103,685              76,253              39,601
    Printing                                                                        43,122              15,593              19,757
    Amortization of organization expense                                                 0                   0               1,981
    Miscellaneous                                                                   12,093              27,398              28,389
                                                                             -------------       -------------       -------------
  Total expenses                                                                35,485,766          22,009,050          10,123,203
                                                                             -------------       -------------       -------------
  Net investment income                                                         32,251,837          18,217,800           6,342,940
                                                                             -------------       -------------       -------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions (net of foreign capital                              5,968,852         (98,366,627)        (36,790,061)
    gains taxes of $0, $0 and $168,274, respectively)
    Futures transactions                                                       (36,884,289)        (20,669,573)                  0
    Foreign currency transactions                                               28,327,451          23,536,972          (2,283,696)
                                                                             -------------       -------------       -------------
  Net realized gain (loss) on investment,
  futures and foreign currency transactions                                     (2,587,986)        (95,499,228)        (39,073,757)
                                                                             -------------       -------------       -------------
  Net increase (decrease) in unrealized appreciation/(depreciation) of:
    Investments and futures (net of accrued foreign capital                   (554,475,775)       (227,514,482)       (125,658,227)
    gains taxes of $0, $0 and $(437,128), respectively)
    Foreign currencies                                                           8,826,189           9,144,557             566,431
                                                                             -------------       -------------       -------------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies               (545,649,586)       (218,369,925)       (125,091,796)
                                                                             -------------       -------------       -------------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                                 (548,237,572)       (313,869,153)       (164,165,553)
                                                                             -------------       -------------       -------------
  Net decrease in net assets
  resulting from operations                                                  $(515,985,735)      $(295,651,353)      $(157,822,613)
                                                                             =============       =============       =============

See Notes to Financial Statements.

--------------------------------------------------------------------------------


                                                            2001 Annual Report 9

Sanford C. Bernstein Fund, Inc.


                                                                               BERNSTEIN          BERNSTEIN         BERNSTEIN
                                                                             INTERMEDIATE           SHORT           GOVERNMENT
                                                                               DURATION         DURATION PLUS     SHORT DURATION
                                                                               PORTFOLIO          PORTFOLIO         PORTFOLIO
================================================================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                                 $ 129,043,518       $ 23,178,387       $5,440,897
    Dividends--unaffiliated issuers                                                 31,417              6,476                0
                                                                             -------------       ------------       ----------
  Total income                                                                 129,074,935         23,184,863        5,440,897
                                                                             -------------       ------------       ----------
  Expenses (Notes 1 and 2):
    Management fee                                                               9,770,716          1,885,559          506,630
    Shareholder servicing and administration fee                                 2,060,159            377,112          101,326
    Custodian and transfer agent fees                                              369,649            167,709           87,911
    Auditing and tax consulting fees                                                69,505             20,319            6,717
    Insurance                                                                       51,301             10,741            2,484
    Directors' fees and expenses                                                    60,175              9,832            3,032
    Legal fees                                                                      12,537              3,783              585
    Registration fees                                                               51,458             35,420           17,973
    Printing                                                                        36,822             11,063            1,867
    Amortization of organization expense                                                 0                  0                0
    Miscellaneous                                                                      731                723              600
                                                                             -------------       ------------       ----------
  Total expenses                                                                12,483,053          2,522,261          729,125
                                                                             -------------       ------------       ----------
  Net investment income                                                        116,591,882         20,662,602        4,711,772
                                                                             -------------       ------------       ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                                     (3,117,878)         3,344,375        2,681,576
    Futures transactions                                                           (38,832)            52,951          123,234
    Foreign currency transactions                                               (8,030,969)          (878,105)               0
                                                                             -------------       ------------       ----------
  Net realized gain (loss) on investment,
  futures and foreign currency transactions                                    (11,187,679)         2,519,221        2,804,810
                                                                             -------------       ------------       ----------
  Net increase (decrease) in unrealized appreciation/(depreciation) of:
    Investments and futures                                                     86,075,812         10,910,213        1,730,862
    Foreign currencies                                                             743,443            (78,630)               0
                                                                             -------------       ------------       ----------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies                 86,819,255         10,831,583        1,730,862
                                                                             -------------       ------------       ----------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                                   75,631,576         13,350,804        4,535,672
                                                                             -------------       ------------       ----------
  Net increase in net assets
  resulting from operations                                                  $ 192,223,458       $ 34,013,406       $9,247,444
                                                                             =============       ============       ==========


                                                                              BERNSTEIN         BERNSTEIN        BERNSTEIN
                                                                             DIVERSIFIED        CALIFORNIA       NEW YORK
                                                                              MUNICIPAL         MUNICIPAL        MUNICIPAL
                                                                              PORTFOLIO         PORTFOLIO        PORTFOLIO
=================================================================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                                 $ 62,852,108      $21,749,137      $ 34,324,687
    Dividends--unaffiliated issuers                                                     0                0                 0
                                                                             ------------      -----------      ------------
  Total income                                                                 62,852,108       21,749,137        34,324,687
                                                                             ------------      -----------      ------------
  Expenses (Notes 1 and 2):
    Management fee                                                              6,250,863        2,303,646         3,568,520
    Shareholder servicing and administration fee                                1,277,970          460,729           713,704
    Custodian and transfer agent fees                                             318,023          167,841           221,955
    Auditing and tax consulting fees                                               43,653           19,542            26,856
    Insurance                                                                      29,188           11,596            16,466
    Directors' fees and expenses                                                   35,446           13,043            14,521
    Legal fees                                                                      8,290            3,556             4,204
    Registration fees                                                              55,655            6,998            10,817
    Printing                                                                       22,118            8,904            13,958
    Amortization of organization expense                                                0                0                 0
    Miscellaneous                                                                     610              598               599
                                                                             ------------      -----------      ------------
  Total expenses                                                                8,041,816        2,996,453         4,591,600
                                                                             ------------      -----------      ------------
  Net investment income                                                        54,810,292       18,752,684        29,733,087
                                                                             ------------      -----------      ------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                                     1,587,436        1,307,818           (98,344)
    Futures transactions                                                                0                0                 0
    Foreign currency transactions                                                       0                0                 0
                                                                             ------------      -----------      ------------
  Net realized gain (loss) on investment,
  futures and foreign currency transactions                                     1,587,436        1,307,818           (98,344)
                                                                             ------------      -----------      ------------
  Net increase (decrease) in unrealized appreciation/(depreciation) of:
    Investments and futures                                                    48,578,706       12,439,145        24,798,417
    Foreign currencies                                                                  0                0                 0
                                                                             ------------      -----------      ------------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies                48,578,706       12,439,145        24,798,417
                                                                             ------------      -----------      ------------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                                  50,166,142       13,746,963        24,700,073
                                                                             ------------      -----------      ------------
  Net increase in net assets
  resulting from operations                                                  $104,976,434      $32,499,647      $ 54,433,160
                                                                             ============      ===========      ============

                                                                              BERNSTEIN       BERNSTEIN       BERNSTEIN
                                                                            SHORT DURATION  SHORT DURATION  SHORT DURATION
                                                                             DIVERSIFIED      CALIFORNIA      NEW YORK
                                                                              MUNICIPAL        MUNICIPAL      MUNICIPAL
                                                                              PORTFOLIO        PORTFOLIO      PORTFOLIO
==========================================================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                                  $6,415,472      $2,476,968      $4,049,535
    Dividends--unaffiliated issuers                                                    0               0               0
                                                                              ----------      ----------      ----------
  Total income                                                                 6,415,472       2,476,968       4,049,535
                                                                              ----------      ----------      ----------
  Expenses (Notes 1 and 2):
    Management fee                                                               721,575         278,407         471,609
    Shareholder servicing and administration fee                                 144,315          55,681          94,322
    Custodian and transfer agent fees                                            112,407          86,901          99,343
    Auditing and tax consulting fees                                               5,898           9,385           9,553
    Insurance                                                                      3,395           2,031           2,156
    Directors' fees and expenses                                                   4,757           1,572           2,985
    Legal fees                                                                     1,272             477           1,400
    Registration fees                                                             30,936           2,245           6,809
    Printing                                                                       3,581           1,714           2,365
    Amortization of organization expense                                               0               0               0
    Miscellaneous                                                                    583             599             602
                                                                              ----------      ----------      ----------
  Total expenses                                                               1,028,719         439,012         691,144
                                                                              ----------      ----------      ----------
  Net investment income                                                        5,386,753       2,037,956       3,358,391
                                                                              ----------      ----------      ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                                      742,925         123,553         207,611
    Futures transactions                                                               0               0               0
    Foreign currency transactions                                                      0               0               0
                                                                              ----------      ----------      ----------
  Net realized gain (loss) on investment,
  futures and foreign currency transactions                                      742,925         123,553         207,611
                                                                              ----------      ----------      ----------
  Net increase (decrease) in unrealized appreciation/(depreciation) of:
    Investments and futures                                                    2,248,251         633,149       1,561,242
    Foreign currencies                                                                 0               0               0
                                                                              ----------      ----------      ----------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies                2,248,251         633,149       1,561,242
                                                                              ----------      ----------      ----------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                                  2,991,176         756,702       1,768,853
                                                                              ----------      ----------      ----------
  Net increase in net assets
  resulting from operations                                                   $8,377,929      $2,794,658      $5,127,244
                                                                              ==========      ==========      ==========

See Notes to Financial Statements.


--------------------------------------------------------------------------------
10 & 11 Sanford C. Bernstein Fund, Inc. 2001 Annual Report

Sanford C. Bernstein Fund, Inc.

Statements of Changes in Net Assets

                                                 -------------------------------------       -------------------------------------
                                                         BERNSTEIN TAX-MANAGED                            BERNSTEIN
                                                          INTERNATIONAL VALUE                        INTERNATIONAL VALUE
                                                               PORTFOLIO                                 PORTFOLIO II
                                                 -------------------------------------       -------------------------------------

                                                      YEAR                  YEAR                  YEAR                  YEAR
                                                      ENDED                 ENDED                 ENDED                 ENDED
                                                     9/30/01               9/30/00               9/30/01               9/30/00
====================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $    32,251,837       $    35,293,477       $    18,217,800       $    24,470,710
    Net realized gain (loss) on investments
    and futures transactions                         (30,915,437)          128,679,923          (119,036,200)          211,977,912
    Net realized gain (loss) on foreign
    currency transactions                             28,327,451            96,062,748            23,536,972            62,776,374
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
      Investments and futures                       (554,475,775)         (129,348,416)         (227,514,482)         (231,210,755)
      Foreign currencies                               8,826,189            14,651,012             9,144,557             7,851,785
                                                 ---------------       ---------------       ---------------       ---------------
  Net increase (decrease) in net assets
  resulting from operations                         (515,985,735)          145,338,744          (295,651,353)           75,866,026
                                                 ---------------       ---------------       ---------------       ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income             (23,166,776)                    0           (69,910,716)          (23,327,454)
    Distributions from net realized gains           (255,390,348)          (54,160,092)         (211,977,912)           (2,683,162)
    Distributions from tax return of capital                   0                     0                     0                     0
    Distributions in excess of net investment
    income due to timing differences                           0                     0                     0                     0
    Distributions in excess of net realized
    gains due to timing differences                            0                     0           (15,713,573)                    0
                                                 ---------------       ---------------       ---------------       ---------------
  Total dividends and distributions
  to shareholders                                   (278,557,124)          (54,160,092)         (297,602,201)          (26,010,616)
                                                 ---------------       ---------------       ---------------       ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                480,132,547           422,761,825           234,069,743           268,660,039
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains        270,403,285            53,150,084           291,033,781            25,029,717
                                                 ---------------       ---------------       ---------------       ---------------
  Total proceeds from shares sold                    750,535,832           475,911,909           525,103,524           293,689,756
    Cost of shares redeemed                         (565,411,402)       (1,191,927,569)         (413,088,233)         (894,746,992)
                                                 ---------------       ---------------       ---------------       ---------------
  Increase (decrease) in net assets from
  capital-share transactions                         185,124,430          (716,015,660)          112,015,291          (601,057,236)
                                                 ---------------       ---------------       ---------------       ---------------
  Net increase (decrease) in net assets             (609,418,429)         (624,837,008)         (481,238,263)         (551,201,826)

NET ASSETS:
  Beginning of period                              3,029,741,751         3,654,578,759         1,907,921,256         2,459,123,082
                                                 ---------------       ---------------       ---------------       ---------------
  End of period                                  $ 2,420,323,322       $ 3,029,741,751       $ 1,426,682,993       $ 1,907,921,256
                                                 ===============       ===============       ===============       ===============
                                                       (a)                   (b)                  (c)                    (d)

                                                 ----------------------------------        -------------------------------------
                                                              BERNSTEIN                                 BERNSTEIN
                                                        EMERGING MARKETS VALUE                    INTERMEDIATE DURATION
                                                              PORTFOLIO                                 PORTFOLIO
                                                 ----------------------------------        -------------------------------------

                                                     YEAR                 YEAR                 YEAR                  YEAR
                                                     ENDED                ENDED                ENDED                 ENDED
                                                    9/30/01              9/30/00              9/30/01               9/30/00
====================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $   6,342,940        $   5,370,422        $   116,591,882       $   148,943,390
    Net realized gain (loss) on investments
    and futures transactions                       (36,790,061)          68,406,766             (3,156,710)          (47,283,110)
    Net realized gain (loss) on foreign
    currency transactions                           (2,283,696)          (1,630,823)            (8,030,969)           (4,037,393)
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
      Investments and futures                     (125,658,227)         (88,312,186)            86,075,812            13,275,190
      Foreign currencies                               566,431              127,603                743,443             1,598,967
                                                 -------------        -------------        ---------------       ---------------
  Net increase (decrease) in net assets
  resulting from operations                       (157,822,613)         (16,038,218)           192,223,458           112,497,044
                                                 -------------        -------------        ---------------       ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income            (3,153,592)          (4,222,932)          (110,622,140)         (148,932,245)
    Distributions from net realized gains           (4,974,159)                   0                      0                     0
    Distributions from tax return of capital                 0                    0             (5,991,927)                    0
    Distributions in excess of net investment
    income due to timing differences                         0                    0                      0                     0
    Distributions in excess of net realized
    gains due to timing differences                 (5,276,871)                   0                      0                     0
                                                 -------------        -------------        ---------------       ---------------
  Total dividends and distributions
  to shareholders                                  (13,404,622)          (4,222,932)          (116,614,067)         (148,932,245)
                                                 -------------        -------------        ---------------       ---------------
  Capital-share transactions:
    Net proceeds from sales of shares              140,821,392          142,306,093            487,827,506           348,903,152
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains       13,130,592            3,733,201             30,089,210            35,551,539
                                                 -------------        -------------        ---------------       ---------------
  Total proceeds from shares sold                  153,951,984          146,039,294            517,916,716           384,454,691
    Cost of shares redeemed                        (77,193,319)        (252,338,641)          (504,749,338)         (980,513,029)
                                                 -------------        -------------        ---------------       ---------------
  Increase (decrease) in net assets from
  capital-share transactions                        76,758,665+        (106,299,347)+           13,167,378          (596,058,338)
                                                 -------------        -------------        ---------------       ---------------
  Net increase (decrease) in net assets            (94,468,570)        (126,560,497)            88,776,769          (632,493,539)

NET ASSETS:
  Beginning of period                              593,883,052          720,443,549          2,041,913,987         2,674,407,526
                                                 -------------        -------------        ---------------       ---------------
  End of period                                  $ 499,414,482        $ 593,883,052        $ 2,130,690,756       $ 2,041,913,987
                                                 =============        =============        ===============       ===============
                                                      (e)                  (f)                   (g)                   (h)

                                                 ---------------------------------       ---------------------------------
                                                              BERNSTEIN                             BERNSTEIN
                                                        SHORT DURATION PLUS                  GOVERNMENT SHORT DURATION
                                                              PORTFOLIO                             PORTFOLIO
                                                 ---------------------------------       ---------------------------------

                                                     YEAR                YEAR                YEAR                YEAR
                                                     ENDED               ENDED               ENDED               ENDED
                                                    9/30/01             9/30/00             9/30/01             9/30/00
==========================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                        $  20,662,602       $  28,815,208       $   4,711,772       $   5,536,058
    Net realized gain (loss) on investments
    and futures transactions                         3,397,326          (4,187,079)          2,804,810            (745,238)
    Net realized gain (loss) on foreign
    currency transactions                             (878,105)           (509,144)                  0                   0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
      Investments and futures                       10,910,213             (36,852)          1,730,862             734,356
      Foreign currencies                               (78,630)            335,915                   0                   0
                                                 -------------       -------------       -------------       -------------
  Net increase (decrease) in net assets
  resulting from operations                         34,013,406          24,418,048           9,247,444           5,525,176
                                                 -------------       -------------       -------------       -------------
  Dividends and distributions to shareholders:
    Dividends from net investment income           (19,991,200)        (28,770,364)         (4,713,833)         (5,536,058)
    Distributions from net realized gains                    0                   0                   0                   0
    Distributions from tax return of capital          (192,882)                  0                   0                   0
    Distributions in excess of net investment
    income due to timing differences                  (477,092)                  0                   0                   0
    Distributions in excess of net realized
    gains due to timing differences                          0                   0                   0                   0
                                                 -------------       -------------       -------------       -------------
  Total dividends and distributions
  to shareholders                                  (20,661,174)        (28,770,364)         (4,713,833)         (5,536,058)
                                                 -------------       -------------       -------------       -------------
  Capital-share transactions:
    Net proceeds from sales of shares              117,031,088         135,055,854          47,526,774          67,442,954
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains        7,465,112           9,428,174           2,268,920           2,205,197
                                                 -------------       -------------       -------------       -------------
  Total proceeds from shares sold                  124,496,200         144,484,028          49,795,694          69,648,151
    Cost of shares redeemed                       (177,625,816)       (289,631,847)        (48,283,060)       (101,617,849)
                                                 -------------       -------------       -------------       -------------
  Increase (decrease) in net assets from
  capital-share transactions                       (53,129,616)       (145,147,819)          1,512,634         (31,969,698)
                                                 -------------       -------------       -------------       -------------
  Net increase (decrease) in net assets            (39,777,384)       (149,500,135)          6,046,245         (31,980,580)

NET ASSETS:
  Beginning of period                              407,515,518         557,015,653          95,617,310         127,597,890
                                                 -------------       -------------       -------------       -------------
  End of period                                  $ 367,738,134       $ 407,515,518       $ 101,663,555       $  95,617,310
                                                 =============       =============       =============       =============
                                                      (i)                 (j)                 (k)                 (l)

(a) Includes undistributed net investment income/(excess distributions) of $43,752,196
(b) Includes undistributed net investment income/(excess distributions) of $21,984,384
(c) Includes undistributed net investment income/(excess distributions) of $35,238,618
(d) Includes undistributed net investment income/(excess distributions) of $63,395,844
(e) Includes undistributed net investment income/(excess distributions) of $2,025,820
(f) Includes undistributed net investment income/(excess distributions) of $1,121,269
(g) Includes undistributed net investment income/(excess distributions) of $(9,697,894)
(h) Includes undistributed net investment income/(excess distributions) of $(8,515,119)
(i) Includes undistributed net investment income/(excess distributions) of $(1,511,442)
(j) Includes undistributed net investment income/(excess distributions) of $(1,267,388)
(k) Includes undistributed net investment income/(excess distributions) of
$53,283
(l) Includes undistributed net investment income/(excess distributions) of
$55,344

+ Includes effect of portfolio transaction fee in the amounts of $4,189,745 and $7,995,343 for the years ended September 30, 2001 and September 30, 2000, respectively.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
12 & 13 Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

                                                    -------------------------------------       ---------------------------------
                                                                  BERNSTEIN                                 BERNSTEIN
                                                           DIVERSIFIED MUNICIPAL                      CALIFORNIA MUNICIPAL
                                                                  PORTFOLIO                                 PORTFOLIO
                                                    -------------------------------------       ---------------------------------

                                                         YEAR                  YEAR                 YEAR                YEAR
                                                         ENDED                 ENDED                ENDED               ENDED
                                                        9/30/01               9/30/00              9/30/01             9/30/00
=================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                           $    54,810,292       $    57,230,720       $  18,752,684       $  21,778,963
    Net realized gain (loss) on investments
    and futures transactions                              1,587,436           (11,292,789)          1,307,818          (3,849,449)
    Net realized gain (loss) on foreign
    currency transactions                                         0                     0                   0                   0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
      Investments and futures                            48,578,706            16,149,007          12,439,145           8,400,479
      Foreign currencies                                          0                     0                   0                   0
                                                    ---------------       ---------------       -------------       -------------
  Net increase (decrease) in net assets
  resulting from operations                             104,976,434            62,086,938          32,499,647          26,329,993
                                                    ---------------       ---------------       -------------       -------------
  Dividends and distributions to shareholders:
    Dividends from net investment income                (54,810,292)          (57,234,639)        (18,752,684)        (21,780,075)
    Distributions from net realized gains                         0            (5,226,872)                  0          (1,511,421)
    Distributions from tax return of capital                      0                     0                   0                   0
    Distributions in excess of net investment
    income due to timing differences                              0                     0                   0                   0
    Distributions in excess of net realized
    gains due to timing differences                               0              (287,223)                  0                   0
                                                    ---------------       ---------------       -------------       -------------
  Total dividends and distributions
  to shareholders                                       (54,810,292)          (62,748,734)        (18,752,684)        (23,291,496)
                                                    ---------------       ---------------       -------------       -------------
  Capital-share transactions:
    Net proceeds from sales of shares                   351,001,150           224,836,848         136,434,380          91,054,261
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains            11,037,932            16,196,186           3,949,725           6,218,668
                                                    ---------------       ---------------       -------------       -------------
  Total proceeds from shares sold                       362,039,082           241,033,034         140,384,105          97,272,929
    Cost of shares redeemed                            (229,334,066)         (551,822,861)       (113,680,377)       (255,529,888)
                                                    ---------------       ---------------       -------------       -------------
  Increase (decrease) in net assets from
  capital-share transactions                            132,705,016          (310,789,827)         26,703,728        (158,256,959)
                                                    ---------------       ---------------       -------------       -------------
  Net increase (decrease) in net assets                 182,871,158          (311,451,623)         40,450,691        (155,218,462)

NET ASSETS:
  Beginning of period                                 1,205,781,437         1,517,233,060         450,743,795         605,962,257
                                                    ---------------       ---------------       -------------       -------------
  End of period                                     $ 1,388,652,595       $ 1,205,781,437       $ 491,194,486       $ 450,743,795
                                                    ===============       ===============       =============       =============
                                                          (m)                   (n)                   (o)                 (p)

                                                    ---------------------------------       ---------------------------------
                                                                BERNSTEIN                       BERNSTEIN SHORT DURATION
                                                            NEW YORK MUNICIPAL                    DIVERSIFIED MUNICIPAL
                                                                PORTFOLIO                               PORTFOLIO
                                                    ---------------------------------       ---------------------------------

                                                        YEAR                YEAR                YEAR                YEAR
                                                        ENDED               ENDED               ENDED               ENDED
                                                       9/30/01             9/30/00             9/30/01             9/30/00
=============================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                           $  29,733,087       $  32,199,550       $   5,386,753       $   6,335,915
    Net realized gain (loss) on investments
    and futures transactions                              (98,344)         (5,744,041)            742,925            (716,710)
    Net realized gain (loss) on foreign
    currency transactions                                       0                   0                   0                   0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
      Investments and futures                          24,798,417           7,803,505           2,248,251             634,941
      Foreign currencies                                        0                   0                   0                   0
                                                    -------------       -------------       -------------       -------------
  Net increase (decrease) in net assets
  resulting from operations                            54,433,160          34,259,014           8,377,929           6,254,146
                                                    -------------       -------------       -------------       -------------
  Dividends and distributions to shareholders:
    Dividends from net investment income              (29,733,087)        (32,202,602)         (5,386,753)         (6,335,915)
    Distributions from net realized gains                       0          (2,918,078)                  0                   0
    Distributions from tax return of capital                    0                   0                   0                   0
    Distributions in excess of net investment
    income due to timing differences                            0                   0                   0                   0
    Distributions in excess of net realized
    gains due to timing differences                             0            (403,901)                  0            (545,789)
                                                    -------------       -------------       -------------       -------------
  Total dividends and distributions
  to shareholders                                     (29,733,087)        (35,524,581)         (5,386,753)         (6,881,704)
                                                    -------------       -------------       -------------       -------------
  Capital-share transactions:
    Net proceeds from sales of shares                 180,660,180         101,718,099          96,946,919         113,583,651
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains           8,780,932          11,864,274           1,879,054           2,495,393
                                                    -------------       -------------       -------------       -------------
  Total proceeds from shares sold                     189,441,112         113,582,373          98,825,973         116,079,044
    Cost of shares redeemed                          (124,136,837)       (284,563,945)       (103,212,266)       (127,858,278)
                                                    -------------       -------------       -------------       -------------
  Increase (decrease) in net assets from
  capital-share transactions                           65,304,275        (170,981,572)         (4,386,293)        (11,779,234)
                                                    -------------       -------------       -------------       -------------
  Net increase (decrease) in net assets                90,004,348        (172,247,139)         (1,395,117)        (12,406,792)

NET ASSETS:
  Beginning of period                                 673,723,241         845,970,380         158,315,004         170,721,796
                                                    -------------       -------------       -------------       -------------
  End of period                                     $ 763,727,589       $ 673,723,241       $ 156,919,887       $ 158,315,004
                                                    =============       =============       =============       =============
                                                          (q)                 (r)                 (s)                 (t)

                                                    --------------------------------       --------------------------------
                                                        BERNSTEIN SHORT DURATION               BERNSTEIN SHORT DURATION
                                                          CALIFORNIA MUNICIPAL                    NEW YORK MUNICIPAL
                                                               PORTFOLIO                              PORTFOLIO
                                                    --------------------------------       --------------------------------

                                                       YEAR                YEAR                YEAR               YEAR
                                                       ENDED               ENDED               ENDED              ENDED
                                                      9/30/01             9/30/00             9/30/01            9/30/00
===========================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                           $  2,037,956       $   2,983,088       $  3,358,391       $   4,172,501
    Net realized gain (loss) on investments
    and futures transactions                             123,553            (227,803)           207,611            (736,686)
    Net realized gain (loss) on foreign
    currency transactions                                      0                   0                  0                   0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
      Investments and futures                            633,149             263,540          1,561,242             420,166
      Foreign currencies                                       0                   0                  0                   0
                                                    ------------       -------------       ------------       -------------
  Net increase (decrease) in net assets
  resulting from operations                            2,794,658           3,018,825          5,127,244           3,855,981
                                                    ------------       -------------       ------------       -------------
  Dividends and distributions to shareholders:
    Dividends from net investment income              (2,037,957)         (2,983,088)        (3,358,391)         (4,172,501)
    Distributions from net realized gains                      0            (317,485)                 0                   0
    Distributions from tax return of capital                   0                   0                  0                   0
    Distributions in excess of net investment
    income due to timing differences                           0                   0                  0                   0
    Distributions in excess of net realized
    gains due to timing differences                            0                   0                  0                   0
                                                    ------------       -------------       ------------       -------------
  Total dividends and distributions
  to shareholders                                     (2,037,957)         (3,300,573)        (3,358,391)         (4,172,501)
                                                    ------------       -------------       ------------       -------------
  Capital-share transactions:
    Net proceeds from sales of shares                 31,213,403          46,724,945         54,006,591          70,214,703
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income
    and distributions from net realized gains            943,512           1,805,400          1,563,980           1,732,904
                                                    ------------       -------------       ------------       -------------
  Total proceeds from shares sold                     32,156,915          48,530,345         55,570,571          71,947,607
    Cost of shares redeemed                          (36,929,480)        (98,670,767)       (63,195,013)        (79,757,963)
                                                    ------------       -------------       ------------       -------------
  Increase (decrease) in net assets from
  capital-share transactions                          (4,772,565)        (50,140,422)        (7,624,442)         (7,810,356)
                                                    ------------       -------------       ------------       -------------
  Net increase (decrease) in net assets               (4,015,864)        (50,422,170)        (5,855,589)         (8,126,876)

NET ASSETS:
  Beginning of period                                 58,089,251         108,511,421         93,774,346         101,901,222
                                                    ------------       -------------       ------------       -------------
  End of period                                     $ 54,073,387       $  58,089,251       $ 87,918,757       $  93,774,346
                                                    ============       =============       ============       =============
                                                         (u)                (v)                 (w)                 (x)

(m) Includes undistributed net investment income/(excess distributions) of
$24,852
(n) Includes undistributed net investment income/(excess distributions) of
$28,347
(o) Includes undistributed net investment income/(excess distributions) of $(34,764)
(p) Includes undistributed net investment income/(excess distributions) of $(32,972)
(q) Includes undistributed net investment income/(excess distributions) of
$4,122
(r) Includes undistributed net investment income/(excess distributions) of
$6,467
(s) Includes undistributed net investment income/(excess distributions) of $(11,140)
(t) Includes undistributed net investment income/(excess distributions) of $(9,678)
(u) Includes undistributed net investment income/(excess distributions) of $(18,340)
(v) Includes undistributed net investment income/(excess distributions) of $(20,838)
(w) Includes undistributed net investment income/(excess distributions) of
$(766)
(x) Includes undistributed net investment income/(excess distributions) of $172

See Notes to Financial Statements.


--------------------------------------------------------------------------------
14 & 15 Sanford C. Bernstein Fund, Inc. 2001 Annual Report

Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                       -------------------------------------------------------------------------
                                                                 BERNSTEIN TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO
                                                       -------------------------------------------------------------------------

                                                       YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                       9/30/01 (a)       9/30/00        9/30/99         9/30/98         9/30/97
====================================================================================================================================
  Net asset value, beginning of period                 $    20.44      $    20.02     $    17.63      $    20.92      $    18.14
                                                       ----------      ----------     ----------      ----------      ----------
    Income from investment operations:
     Investment income, net                                  0.21            0.21           0.15            0.20            0.26
     Net realized and unrealized gain (loss) on
     investments, futures and foreign currencies            (3.48)           0.51           4.04           (1.67)           3.73
                                                       ----------      ----------     ----------      ----------      ----------
  Total from investment operations                          (3.27)           0.72           4.19           (1.47)           3.99
                                                       ----------      ----------     ----------      ----------      ----------
    Less distributions:
     Dividends from taxable net investment income           (0.16)              0          (0.93)          (1.11)          (0.99)
     Dividends from tax-exempt net
     investment income                                       0.00               0              0               0               0
     Distributions from net realized gains                  (1.79)          (0.30)         (0.87)          (0.71)          (0.22)
     Distributions in excess of net investment
     income due to timing differences                           0               0              0               0               0
     Distributions in excess of net realized
     gains due to timing differences                            0               0              0               0               0
                                                       ----------      ----------     ----------      ----------      ----------
  Total distributions                                       (1.95)          (0.30)         (1.80)          (1.82)          (1.21)
                                                       ----------      ----------     ----------      ----------      ----------
  Portfolio transaction fee                                     0               0              0               0               0
                                                       ----------      ----------     ----------      ----------      ----------
  Net asset value, end of period                       $    15.22      $    20.44     $    20.02      $    17.63      $    20.92
                                                       ==========      ==========     ==========      ==========      ==========
  Total return                                             (17.49)%          3.49%         25.35%          (7.19)%         23.25%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)            $2,420,323      $3,029,742     $3,654,579      $4,912,583      $4,965,998
    Average net assets (000 omitted)                   $2,828,736      $3,467,670     $4,618,500      $5,309,076      $3,977,823
    Ratio of expenses to average net assets                  1.25%           1.24%          1.24%           1.26%           1.27%
    Ratio of net investment income to average
    net assets                                               1.14%           1.02%          0.80%           0.98%           1.37%
    Portfolio turnover rate                                 46.44%          40.62%         31.99%          30.34%          26.24%

                                                       -----------------------------------------------
                                                                  BERNSTEIN INTERNATIONAL
                                                                     VALUE PORTFOLIO II
                                                       -----------------------------------------------

                                                       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                       9/30/01 (a)        9/30/00          9/30/99 (b)
======================================================================================================
  Net asset value, beginning of period                 $    20.44        $    20.11        $    19.43
                                                       ----------        ----------        ----------
    Income from investment operations:
     Investment income, net                                  0.18              0.23              0.19
     Net realized and unrealized gain (loss) on
     investments, futures and foreign currencies            (3.11)             0.31              0.49
                                                       ----------        ----------        ----------
  Total from investment operations                          (2.93)             0.54              0.68
                                                       ----------        ----------        ----------
    Less distributions:
     Dividends from taxable net investment income           (0.79)            (0.19)                0
     Dividends from tax-exempt net
     investment income                                          0                 0                 0
     Distributions from net realized gains                  (2.56)            (0.02)                0
     Distributions in excess of net investment
     income due to timing differences                           0                 0                 0
     Distributions in excess of net realized
     gains due to timing differences                            0                 0                 0
                                                       ----------        ----------        ----------
  Total distributions                                       (3.35)            (0.21)                0
                                                       ----------        ----------        ----------
  Portfolio transaction fee                                     0                 0                 0
                                                       ----------        ----------        ----------
  Net asset value, end of period                       $    14.16        $    20.44        $    20.11
                                                       ==========        ==========        ==========
  Total return                                             (16.95)%            2.72%             3.50%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)            $1,426,683        $1,907,921        $2,459,123
    Average net assets (000 omitted)                   $1,718,245        $2,238,111        $2,397,807
    Ratio of expenses to average net assets                  1.28%             1.25%             1.26%*
    Ratio of net investment income to average
    net assets                                               1.06%             1.09%             2.23%*
    Portfolio turnover rate                                 45.01%            24.24%             9.34%

                                                        ----------------------------------------------------------------------
                                                                     BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO
                                                        ----------------------------------------------------------------------

                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                        9/30/01 (a)      9/30/00       9/30/99        9/30/98        9/30/97
==============================================================================================================================
  Net asset value, beginning of period                   $  16.91       $  17.67       $  10.11       $  22.54       $  21.82
                                                         --------       --------       --------       --------       --------
    Income from investment operations:
     Investment income, net                                  0.17           0.14           0.16           0.20           0.14
     Net realized and unrealized gain (loss) on
     investments, futures and foreign currencies            (4.34)         (1.01)          7.39         (12.17)          0.44
                                                         --------       --------       --------       --------       --------
  Total from investment operations                          (4.17)         (0.87)          7.55         (11.97)          0.58
                                                         --------       --------       --------       --------       --------
    Less distributions:
     Dividends from taxable net investment income           (0.09)         (0.10)         (0.12)         (0.11)         (0.08)
     Dividends from tax-exempt net
     investment income                                          0              0              0              0              0
     Distributions from net realized gains                  (0.28)             0              0          (0.61)         (0.02)
     Distributions in excess of net investment
     income due to timing differences                           0              0              0              0              0
     Distributions in excess of net realized
     gains due to timing differences                            0              0          (0.02)             0              0
                                                         --------       --------       --------       --------       --------
  Total distributions                                       (0.37)         (0.10)         (0.14)         (0.72)         (0.10)
                                                         --------       --------       --------       --------       --------
  Portfolio transaction fee                                   .11           0.21           0.15           0.26           0.24
                                                         --------       --------       --------       --------       --------
  Net asset value, end of period                         $  12.48       $  16.91       $  17.67       $  10.11       $  22.54
                                                         ========       ========       ========       ========       ========
  Total return                                             (27.36)%+       (7.63)%+       69.88%+       (55.09)%+       (0.32)%+

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)              $499,414       $593,883       $720,444       $362,686       $438,305
    Average net assets (000 omitted)                     $578,168       $718,397       $581,638       $417,615       $379,351
    Ratio of expenses to average net assets                  1.75%          1.71%          1.74%          1.77%          1.75%
    Ratio of net investment income to average
    net assets                                               1.10%          0.75%          1.04%          1.29%          0.58%
    Portfolio turnover rate                                 33.58%         27.87%         28.54%         19.56%         32.45%

(a) Prior to October 2, 2000, Sanford C. Bernstein & Co., Inc. served as investment manager to the Fund. On October 2, 2000, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Sanford C. Bernstein & Co., Inc. and became investment adviser for the Fund.

(b)   Commenced operations April 30, 1999

+ This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the years ending September 30, 2001, September 30, 2000, September 30, 1999, September 30, 1998 and September 30, 1997, without taking into account these transaction fees would have been (24.37)%, (3.82)%, 76.88%, (53.24)% and 3.79%, respectively.

*     Annualized

See Notes to Financial Statements.


--------------------------------------------------------------------------------
16 & 17 Sanford C. Bernstein Fund, Inc. 2001 Annual Report

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                      -----------------------------------------------------------------------
                                                                              BERNSTEIN INTERMEDIATE
                                                                                DURATION PORTFOLIO
                                                      -----------------------------------------------------------------------

                                                      YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                      9/30/01 (a)      9/30/00         9/30/99        9/30/98        9/30/97
=============================================================================================================================
  Net asset value, beginning of period                $    12.51      $    12.67     $    13.49     $    13.38     $    13.08
                                                      ----------      ----------     ----------     ----------     ----------
    Income from investment operations:
      Investment income, net                                0.72            0.81           0.77           0.73           0.75
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies           0.47           (0.16)         (0.63)          0.37           0.35
                                                      ----------      ----------     ----------     ----------     ----------
  Total from investment operations                          1.19            0.65           0.14           1.10           1.10
                                                      ----------      ----------     ----------     ----------     ----------
    Less distributions:
      Dividends from taxable net investment income         (0.68)          (0.81)         (0.76)         (0.80)         (0.80)
      Dividends from tax-exempt net
      investment income                                        0               0              0              0              0
      Distributions from net realized gains                    0               0          (0.10)         (0.17)             0
      Distributions from return of capital                 (0.04)              0              0              0              0
      Distributions in excess of net investment
      income due to timing differences                         0               0          (0.03)         (0.02)             0
      Distributions in excess of net realized
      gains due to timing differences                          0               0          (0.07)             0              0
                                                      ----------      ----------     ----------     ----------     ----------
  Total distributions                                      (0.72)          (0.81)         (0.96)         (0.99)         (0.80)
                                                      ----------      ----------     ----------     ----------     ----------
  Portfolio transaction fee                                    0               0              0              0              0
                                                      ----------      ----------     ----------     ----------     ----------
  Net asset value, end of period                      $    12.98      $    12.51     $    12.67     $    13.49     $    13.38
                                                      ==========      ==========     ==========     ==========     ==========
  Total return                                              9.80%           5.37%          1.04%          8.59%          8.66%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           $2,130,691      $2,041,914     $2,674,408     $2,541,549     $2,058,220
    Average net assets (000 omitted)                  $2,060,159      $2,298,018     $2,601,959     $2,303,250     $1,745,554
    Ratio of expenses to average net assets                 0.61%           0.60%          0.60%          0.60%          0.62%
    Ratio of net investment income to average
    net assets                                              5.66%           6.48%          5.89%          5.41%          5.61%
    Portfolio turnover rate                               532.33%         378.19%        229.75%        233.08%        238.04%

                                                       --------------------------------------------------------------------------
                                                                       BERNSTEIN SHORT DURATION PLUS PORTFOLIO
                                                       --------------------------------------------------------------------------

                                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                       9/30/01 (a)       9/30/00        9/30/99         9/30/98         9/30/97
=================================================================================================================================
  Net asset value, beginning of period                  $  12.25        $  12.33        $  12.53        $  12.53        $  12.48
                                                        --------        --------        --------        --------        --------
    Income from investment operations:
      Investment income, net                                0.68            0.72            0.67            0.65            0.67
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies           0.44           (0.08)          (0.20)           0.09            0.08
                                                        --------        --------        --------        --------        --------
  Total from investment operations                          1.12            0.64            0.47            0.74            0.75
                                                        --------        --------        --------        --------        --------
    Less distributions:
      Dividends from taxable net investment income         (0.66)          (0.72)          (0.67)          (0.72)          (0.70)
      Dividends from tax-exempt net
      investment income                                        0               0               0               0               0
      Distributions from net realized gains                    0               0               0               0               0
      Distributions from return of capital                 (0.01)              0               0               0               0
      Distributions in excess of net investment
      income due to timing differences                     (0.01)              0               0           (0.02)              0
      Distributions in excess of net realized
      gains due to timing differences                          0               0               0               0               0
                                                        --------        --------        --------        --------        --------
  Total distributions                                      (0.68)          (0.72)          (0.67)          (0.74)          (0.70)
                                                        --------        --------        --------        --------        --------
  Portfolio transaction fee                                    0               0               0               0               0
                                                        --------        --------        --------        --------        --------
  Net asset value, end of period                        $  12.69        $  12.25        $  12.33        $  12.53        $  12.53
                                                        ========        ========        ========        ========        ========
  Total return                                              9.40%           5.37%           3.82%           6.10%           6.21%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)             $367,738        $407,516        $557,016        $595,087        $612,744
    Average net assets (000 omitted)                    $377,112        $490,232        $569,298        $591,866        $583,003
    Ratio of expenses to average net assets                 0.67%           0.66%           0.65%           0.64%           0.65%
    Ratio of net investment income to average
    net assets                                              5.48%           5.88%           5.36%           5.24%           5.38%
    Portfolio turnover rate                               377.16%         194.48%          95.60%          71.40%         118.58%

                                                       --------------------------
                                                          BERNSTEIN GOVERNMENT
                                                        SHORT DURATION PORTFOLIO
                                                       --------------------------

                                                       YEAR ENDED      YEAR ENDED
                                                       9/30/01 (a)      9/30/00
=================================================================================
  Net asset value, beginning of period                  $  12.49        $  12.46
                                                        --------        --------
    Income from investment operations:
      Investment income, net                                0.59            0.61
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies           0.58            0.03
                                                        --------        --------
  Total from investment operations                          1.17            0.64
                                                        --------        --------
    Less distributions:
      Dividends from taxable net investment income         (0.59)          (0.61)
      Dividends from tax-exempt net
      investment income                                        0               0
      Distributions from net realized gains                    0               0
      Distributions from return of capital                     0               0
      Distributions in excess of net investment
      income due to timing differences                         0               0
      Distributions in excess of net realized
      gains due to timing differences                          0               0
                                                        --------        --------
  Total distributions                                      (0.59)          (0.61)
                                                        --------        --------
  Portfolio transaction fee                                    0               0
                                                        --------        --------
  Net asset value, end of period                        $  13.07        $  12.49
                                                        ========        ========
  Total return                                              9.62%           5.30%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)             $101,664        $ 95,617
    Average net assets (000 omitted)                    $101,326        $112,827
    Ratio of expenses to average net assets                 0.72%           0.72%
    Ratio of net investment income to average
    net assets                                              4.65%           4.91%
    Portfolio turnover rate                               343.55%         159.52%

See Notes to Financial Statements.


--------------------------------------------------------------------------------
18 & 19 Sanford C. Bernstein Fund, Inc. 2001 Annual Report

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                     --------------------------------------
                                                              BERNSTEIN GOVERNMENT
                                                            SHORT DURATION PORTFOLIO
                                                     --------------------------------------

                                                     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                       9/30/99       9/30/98       9/30/97
===========================================================================================
  Net asset value, beginning of period                $  12.66      $  12.53      $  12.48
                                                      --------      --------      --------
    Income from investment operations:
      Investment income, net                              0.58          0.64          0.67
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies        (0.20)         0.13          0.05
                                                      --------      --------      --------
  Total from investment operations                        0.38          0.77          0.72
                                                      --------      --------      --------
    Less distributions:
      Dividends from taxable net investment income       (0.58)        (0.64)        (0.67)
      Dividends from tax-exempt net
      investment income                                      0             0             0
      Distributions from net realized gains                  0             0             0
      Distributions in excess of net investment
      income due to timing differences                       0             0             0
      Distributions in excess of net realized
      gains due to timing differences                        0             0             0
                                                      --------      --------      --------
  Total distributions                                    (0.58)        (0.64)        (0.67)
                                                      --------      --------      --------
  Portfolio transaction fee                                  0             0             0
                                                      --------      --------      --------
  Net asset value, end of period                      $  12.46      $  12.66      $  12.53
                                                      ========      ========      ========
  Total return                                            3.07%         6.35%         5.88%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           $127,598      $138,037      $142,081
    Average net assets (000 omitted)                  $132,741      $139,410      $136,888
    Ratio of expenses to average net assets               0.70%         0.70%         0.69%
    Ratio of net investment income to average
    net assets                                            4.61%         5.13%         5.32%
    Portfolio turnover rate                              82.16%        56.93%        80.11%

                                                      ----------------------------------------------------------------------
                                                                   BERNSTEIN DIVERSIFIED MUNICIPAL PORTFOLIO
                                                      ----------------------------------------------------------------------

                                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                      9/30/01 (a)      9/30/00        9/30/99        9/30/98        9/30/97
============================================================================================================================
  Net asset value, beginning of period                $    13.50     $    13.47     $    13.96     $    13.74     $    13.44
                                                      ----------     ----------     ----------     ----------     ----------
    Income from investment operations:
      Investment income, net                                0.59           0.58           0.56           0.58           0.60
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies           0.55           0.08          (0.46)          0.23           0.31
                                                      ----------     ----------     ----------     ----------     ----------
  Total from investment operations                          1.14           0.66           0.10           0.81           0.91
                                                      ----------     ----------     ----------     ----------     ----------
    Less distributions:
      Dividends from taxable net investment income         (0.01)         (0.01)         (0.02)         (0.02)         (0.02)
      Dividends from tax-exempt net
      investment income                                    (0.58)         (0.57)         (0.54)         (0.56)         (0.58)
      Distributions from net realized gains                 0.00          (0.05)         (0.03)         (0.01)         (0.01)
      Distributions in excess of net investment
      income due to timing differences                         0              0              0              0              0
      Distributions in excess of net realized
      gains due to timing differences                          0              0              0              0              0
                                                      ----------     ----------     ----------     ----------     ----------
  Total distributions                                      (0.59)         (0.63)         (0.59)         (0.59)         (0.61)
                                                      ----------     ----------     ----------     ----------     ----------
  Portfolio transaction fee                                    0              0              0              0              0
                                                      ----------     ----------     ----------     ----------     ----------
  Net asset value, end of period                      $    14.05     $    13.50     $    13.47     $    13.96     $    13.74
                                                      ==========     ==========     ==========     ==========     ==========
  Total return                                              8.63%          5.04%          0.77%          5.98%          6.95%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           $1,388,653     $1,205,781     $1,517,233     $1,385,785     $1,114,374
    Average net assets (000 omitted)                  $1,277,970     $1,329,585     $1,458,118     $1,250,621     $  965,455
    Ratio of expenses to average net assets                 0.63%          0.63%          0.63%          0.63%          0.65%
    Ratio of net investment income to average
    net assets                                              4.30%          4.30%          4.08%          4.17%          4.43%
    Portfolio turnover rate                                25.88%         34.94%         44.69%         22.00%         24.65%

                                                     --------------------------------------
                                                              BERNSTEIN CALIFORNIA
                                                              MUNICIPAL PORTFOLIO
                                                     --------------------------------------

                                                     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                     9/30/01 (a)     9/30/00       9/30/99
===========================================================================================
  Net asset value, beginning of period                $  13.81      $  13.69      $  14.19
                                                      --------      --------      --------
    Income from investment operations:
      Investment income, net                              0.57          0.57          0.54
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies         0.42          0.16         (0.46)
                                                      --------      --------      --------
  Total from investment operations                        0.99          0.73          0.08
                                                      --------      --------      --------
    Less distributions:
      Dividends from taxable net investment income       (0.04)        (0.02)        (0.02)
      Dividends from tax-exempt net
      investment income                                  (0.53)        (0.55)        (0.52)
      Distributions from net realized gains                  0         (0.04)        (0.04)
      Distributions in excess of net investment
      income due to timing differences                       0             0             0
      Distributions in excess of net realized
      gains due to timing differences                        0             0             0
                                                      --------      --------      --------
  Total distributions                                    (0.57)        (0.61)        (0.58)
                                                      --------      --------      --------
  Portfolio transaction fee                                  0             0             0
                                                      --------      --------      --------
  Net asset value, end of period                      $  14.23      $  13.81      $  13.69
                                                      ========      ========      ========
  Total return                                            7.33%         5.44%         0.60%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           $491,194      $450,744      $605,962
    Average net assets (000 omitted)                  $460,729      $524,573      $586,510
    Ratio of expenses to average net assets               0.65%         0.64%         0.64%
    Ratio of net investment income to average
    net assets                                            4.07%         4.15%         3.88%
    Portfolio turnover rate                              45.61%        48.46%        38.44%

See Notes to Financial Statements.


--------------------------------------------------------------------------------
20 & 21 Sanford C. Bernstein Fund, Inc. 2001 Annual Report

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                           ------------------------
                                                             BERNSTEIN CALIFORNIA
                                                             MUNICIPAL PORTFOLIO
                                                           ------------------------

                                                           YEAR ENDED    YEAR ENDED
                                                            9/30/98       9/30/97
===================================================================================
  Net asset value, beginning of period                      $  13.90      $  13.58
                                                            --------      --------
    Income from investment operations:
      Investment income, net                                    0.57          0.59
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies               0.30          0.32
                                                            --------      --------
  Total from investment operations                              0.87          0.91
                                                            --------      --------
    Less distributions:
      Dividends from taxable net investment income             (0.02)        (0.03)
      Dividends from tax-exempt net
      investment income                                        (0.55)        (0.56)
      Distributions from net realized gains                    (0.01)            0
      Distributions in excess of net investment
      income due to timing differences                             0             0
      Distributions in excess of net realized
      gains due to timing differences                              0             0
                                                            --------      --------
  Total distributions                                          (0.58)        (0.59)
                                                            --------      --------
  Portfolio transaction fee                                        0             0
                                                            --------      --------
  Net asset value, end of period                            $  14.19      $  13.90
                                                            ========      ========
  Total return                                                  6.37%         6.82%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)                 $549,757      $411,384
    Average net assets (000 omitted)                        $473,077      $339,514
    Ratio of expenses to average net assets                     0.65%         0.67%
    Ratio of net investment income to average
    net assets                                                  4.04%         4.26%
    Portfolio turnover rate                                    25.33%        41.32%

                                                     ------------------------------------------------------------------
                                                                   BERNSTEIN NEW YORK MUNICIPAL PORTFOLIO
                                                     ------------------------------------------------------------------

                                                     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                     9/30/01 (a)    9/30/00       9/30/99       9/30/98       9/30/97
=======================================================================================================================
  Net asset value, beginning of period                $  13.37      $  13.36      $  13.87      $  13.62      $  13.35
                                                      --------      --------      --------      --------      --------
    Income from investment operations:
      Investment income, net                              0.57          0.57          0.56          0.58          0.61
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies         0.48          0.07         (0.46)         0.26          0.27
                                                      --------      --------      --------      --------      --------
  Total from investment operations                        1.05          0.64          0.10          0.84          0.88
                                                      --------      --------      --------      --------      --------
    Less distributions:
      Dividends from taxable net investment income       (0.02)            0         (0.01)        (0.01)        (0.01)
      Dividends from tax-exempt net
      investment income                                  (0.55)        (0.57)        (0.55)        (0.57)        (0.60)
      Distributions from net realized gains                  0         (0.05)        (0.05)        (0.01)            0
      Distributions in excess of net investment
      income due to timing differences                       0             0             0             0             0
      Distributions in excess of net realized
      gains due to timing differences                        0         (0.01)            0             0             0
                                                      --------      --------      --------      --------      --------
  Total distributions                                    (0.57)        (0.63)        (0.61)        (0.59)        (0.61)
                                                      --------      --------      --------      --------      --------
  Portfolio transaction fee                                  0             0             0             0             0
                                                      --------      --------      --------      --------      --------
  Net asset value, end of period                      $  13.85      $  13.37      $  13.36      $  13.87      $  13.62
                                                      ========      ========      ========      ========      ========
  Total return                                            7.99%         4.93%         0.74%         6.32%         6.73%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           $763,728      $673,723      $845,970      $816,082      $671,700
    Average net assets (000 omitted)                  $713,704      $743,412      $843,755      $746,257      $603,119
    Ratio of expenses to average net assets               0.64%         0.64%         0.64%         0.64%         0.65%
    Ratio of net investment income to average
    net assets                                            4.17%         4.33%         4.09%         4.25%         4.51%
    Portfolio turnover rate                              29.01%        32.88%        35.13%        27.20%        25.94%

                                                    ------------------------------------------------------------------
                                                                         BERNSTEIN SHORT DURATION
                                                                     DIVERSIFIED MUNICIPAL PORTFOLIO
                                                    ------------------------------------------------------------------

                                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                    9/30/01 (a)    9/30/00       9/30/99       9/30/98       9/30/97
======================================================================================================================
  Net asset value, beginning of period               $  12.44      $  12.49      $  12.57      $  12.56      $  12.52
                                                     --------      --------      --------      --------      --------
    Income from investment operations:
      Investment income, net                             0.47          0.47          0.42          0.45          0.46
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies        0.26         (0.01)        (0.05)         0.04          0.05
                                                     --------      --------      --------      --------      --------
  Total from investment operations                       0.73          0.46          0.37          0.49          0.51
                                                     --------      --------      --------      --------      --------
    Less distributions:
      Dividends from taxable net investment income      (0.01)        (0.01)        (0.01)        (0.01)        (0.02)
      Dividends from tax-exempt net
      investment income                                 (0.46)        (0.46)        (0.41)        (0.44)        (0.44)
      Distributions from net realized gains              0.00             0         (0.03)        (0.03)        (0.01)
      Distributions in excess of net investment
      income due to timing differences                      0             0             0             0             0
      Distributions in excess of net realized
      gains due to timing differences                       0         (0.04)            0             0             0
                                                     --------      --------      --------      --------      --------
  Total distributions                                   (0.47)        (0.51)        (0.45)        (0.48)        (0.47)
                                                     --------      --------      --------      --------      --------
  Portfolio transaction fee                                 0             0             0             0             0
                                                     --------      --------      --------      --------      --------
  Net asset value, end of period                     $  12.70      $  12.44      $  12.49      $  12.57      $  12.56
                                                     ========      ========      ========      ========      ========
  Total return                                           5.98%         3.77%         2.91%         4.02%         4.17%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)          $156,920      $158,315      $170,722      $158,553      $151,821
    Average net assets (000 omitted)                 $144,315      $168,807      $167,918      $150,699      $135,288
    Ratio of expenses to average net assets              0.71%         0.71%         0.71%         0.71%         0.72%
    Ratio of net investment income to average
    net assets                                           3.73%         3.75%         3.29%         3.58%         3.66%
    Portfolio turnover rate                             76.89%        99.12%        95.33%        99.93%        68.25%

See Notes to Financial Statements.


--------------------------------------------------------------------------------
22 & 23 Sanford C. Bernstein Fund, Inc. 2001 Annual Report

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                    ----------------------------------------------------------------
                                                                      BERNSTEIN SHORT DURATION
                                                                   CALIFORNIA MUNICIPAL PORTFOLIO
                                                    ----------------------------------------------------------------

                                                    YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED   YEAR ENDED
                                                    9/30/01 (a)    9/30/00      9/30/99       9/30/98      9/30/97
====================================================================================================================
  Net asset value, beginning of period                $ 12.51      $ 12.53      $  12.61      $ 12.55      $ 12.53
                                                      -------      -------      --------      -------      -------
    Income from investment operations:
      Investment income, net                             0.46         0.45          0.40         0.42         0.45
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies        0.17         0.02         (0.04)        0.07         0.03
                                                      -------      -------      --------      -------      -------
  Total from investment operations                       0.63         0.47          0.36         0.49         0.48
                                                      -------      -------      --------      -------      -------
    Less distributions:
      Dividends from taxable net investment income      (0.03)       (0.03)        (0.02)       (0.02)       (0.04)
      Dividends from tax-exempt net
      investment income                                 (0.43)       (0.42)        (0.38)       (0.40)       (0.41)
      Distributions from net realized gains              0.00        (0.04)        (0.04)       (0.01)       (0.01)
      Distributions in excess of net investment
      income due to timing differences                      0            0             0            0            0
      Distributions in excess of net realized
      gains due to timing differences                       0            0             0            0            0
                                                      -------      -------      --------      -------      -------
  Total distributions                                   (0.46)       (0.49)        (0.44)       (0.43)       (0.46)
                                                      -------      -------      --------      -------      -------
  Portfolio transaction fee                                 0            0             0            0            0
                                                      -------      -------      --------      -------      -------
  Net asset value, end of period                      $ 12.68      $ 12.51      $  12.53      $ 12.61      $ 12.55
                                                      =======      =======      ========      =======      =======
  Total return                                           5.13%        3.87%         2.90%        3.98%        3.89%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           $54,073      $58,089      $108,511      $99,050      $86,311
    Average net assets (000 omitted)                  $55,681      $83,374      $ 97,808      $88,338      $76,339
    Ratio of expenses to average net assets              0.79%        0.73%         0.73%        0.73%        0.74%
    Ratio of net investment income to average
    net assets                                           3.66%        3.58%         3.18%        3.34%        3.56%
    Portfolio turnover rate                             60.33%       94.20%       126.65%       77.01%       75.36%

                                                    ----------------------------------------------------------------
                                                                        BERNSTEIN SHORT DURATION
                                                                     NEW YORK MUNICIPAL PORTFOLIO
                                                    ----------------------------------------------------------------

                                                    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                                    9/30/01 (a)    9/30/00       9/30/99       9/30/98      9/30/97
====================================================================================================================
  Net asset value, beginning of period                $ 12.31      $  12.35      $  12.47      $ 12.47      $ 12.52
                                                      -------      --------      --------      -------      -------
    Income from investment operations:
      Investment income, net                             0.44          0.48          0.44         0.46         0.50
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies        0.23         (0.04)        (0.12)        0.01        (0.01)
                                                      -------      --------      --------      -------      -------
  Total from investment operations                       0.67          0.44          0.32         0.47         0.49
                                                      -------      --------      --------      -------      -------
    Less distributions:
      Dividends from taxable net investment income      (0.03)        (0.01)        (0.02)       (0.01)       (0.08)
      Dividends from tax-exempt net
      investment income                                 (0.41)        (0.47)        (0.42)       (0.45)       (0.42)
      Distributions from net realized gains              0.00             0             0        (0.01)       (0.04)
      Distributions in excess of net investment
      income due to timing differences                      0             0             0            0            0
      Distributions in excess of net realized
      gains due to timing differences                       0             0             0            0            0
                                                      -------      --------      --------      -------      -------
  Total distributions                                   (0.44)        (0.48)        (0.44)       (0.47)       (0.54)
                                                      -------      --------      --------      -------      -------
  Portfolio transaction fee                                 0             0             0            0            0
                                                      -------      --------      --------      -------      -------
  Net asset value, end of period                      $ 12.54      $  12.31      $  12.35      $ 12.47      $ 12.47
                                                      =======      ========      ========      =======      =======
  Total return                                           5.55%         3.64%         2.64%        3.86%        3.99%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           $87,919      $ 93,774      $101,901      $78,652      $76,142
    Average net assets (000 omitted)                  $94,322      $106,683      $ 92,014      $77,989      $69,567
    Ratio of expenses to average net assets              0.73%         0.72%         0.74%        0.74%        0.76%
    Ratio of net investment income to average
    net assets                                           3.56%         3.91%         3.57%        3.66%        3.97%
    Portfolio turnover rate                             92.84%        65.09%        77.64%       52.93%       98.01%


See Notes to Financial Statements.


--------------------------------------------------------------------------------
22 & 23 Sanford C. Bernstein Fund, Inc. 2001 Annual Report

Sanford C. Bernstein Fund, Inc.

Notes to Financial Statements

NOTE 1. Organization and Significant Accounting Policies

            Sanford C. Bernstein Fund, Inc. (the "Fund") is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series of shares (the "Portfolios"), each with its own investment objectives. The three International Equity Portfolios are Bernstein Tax-Managed International Value, Bernstein International Value II and Bernstein Emerging Markets Value; the nine Fixed-Income Portfolios are Bernstein Intermediate Duration, Bernstein Short Duration Plus, Bernstein Government Short Duration, Bernstein Diversified Municipal, Bernstein California Municipal, Bernstein New York Municipal, Bernstein Short Duration Diversified Municipal, Bernstein Short Duration California Municipal and Bernstein Short Duration New York Municipal.

      A.    Portfolio Valuation

            The net asset value of each Portfolio is computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m., New York time). The value of each security for which readily available market quotations exist is based on the most recent sales price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by Alliance Capital Management L.P. (the "Adviser"). The Adviser may also use an independent pricing service to value the Portfolio's assets to the extent that the Adviser deemed appropriate. Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser of the Fund under procedures established by and under the general supervision of the Board of Directors.

      B.    Foreign Currency Translation

            The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m. New York time. Amounts related to the purchase and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

            Net realized gain on foreign currency transactions represents net foreign exchange gains from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

            The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year. The Fund does isolate the effect of changes in foreign exchange rates from changes in market prices of debt securities sold during the year, as required by the Internal Revenue Code.

            The Tax-Managed International Value Portfolio, International Value Portfolio II, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

      C.    Security Transactions and Related Investment Income

            Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.


--------------------------------------------------------------------------------
26 Sanford C. Bernstein Fund, Inc.

      D.    Futures Contracts

            Upon entering into a futures contract, a Portfolio is required by the Exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

      E.    Written Options

            When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. The current market value is based on the last sale price on the exchange on which the option is principally traded, or, in the absence of a last sale, the option is priced at the mean between the bid and asked prices. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.

      F.    Taxes

            Each of the 12 Portfolios of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

      G.    Repurchase Agreements

            Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receives delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

      H.    Securities Transactions on a When-Issued or Delayed-Delivery Basis

            Any Portfolio of the Fund may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value.


--------------------------------------------------------------------------------
                                                           2001 Annual Report 27

Sanford C. Bernstein Fund, Inc.

      I.    Distribution of Income and Gains

            Net investment income of each Portfolio except the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

            Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

            The effect of such permanent differences on each portfolio, due to foreign currency gain (loss), is reflected as an adjustment to the components of capital as of September 30, 2001, as shown below:

                                                              INCREASE (DECREASE)
                                                                TO ACCUMULATED
                                      INCREASE (DECREASE)   NET REALIZED GAIN (LOSS)      INCREASE (DECREASE)
                                         TO ADDITIONAL      ON INVESTMENTS, FUTURES      TO UNDISTRIBUTED NET
                                        PAID-IN CAPITAL     AND FOREIGN CURRENCIES     INVESTMENT INCOME (LOSS)
===============================================================================================================
Tax-Managed International Value               0                  $(12,682,751)               $ 12,682,751
International Value II                        0                   (23,535,690)                 23,535,690
Emerging Markets Value                        0                     2,284,797                  (2,284,797)
Intermediate Duration                         0                     7,152,517                  (7,152,517)
Short Duration Plus                           0                       915,456                    (915,456)

      J.    Expenses

            Each Portfolio is charged for those expenses that are directly attributable to it, such as management, custodian, transfer-agent and shareholder servicing and administration. Other expenses are allocated among the Portfolios based on respective net assets.

      K.    Organization Costs

            Costs incurred in connection with the organization of the Emerging Markets Value Portfolio ($48,194) have been amortized on a straight-line basis over a five-year period, beginning with the commencement of operations of the Portfolio.

      L.    Use of Estimates

            The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      M.    Portfolio Transaction Fee

            The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as an item of additional paid-in capital.


--------------------------------------------------------------------------------
28 Sanford C. Bernstein Fund, Inc.

      N.    Securities Lending

            Each of the Portfolios of the Fund may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Fund. Cash collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. At September 30, 2001, the Tax-Managed International Value Portfolio had securities on loan with a value of $209,742,665 and had received collateral of $229,756,412, of which $99,645,477 was cash collateral and $130,110,935 was collateral in the form of U.S. Government securities. At September 30, 2001, the International Value Portfolio II had securities on loan with a value of $41,745,185 and had received collateral of $46,464,862, of which $22,717,525 was cash collateral and $23,747,337 was collateral in the form of U.S. Government securities. The Tax-Managed International Value Portfolio and the International Value Portfolio II earned $3,337,304 and $2,181,384, respectively, from securities lending transactions for the period ended September 30, 2001. This amount is reflected in the Statement of Operations as a component of interest income.

NOTE 2. Investment Management and Transactions with Affiliated Persons

      A.    Management Fee

            On July 20, 2000, the Fund's Board of Directors approved a new Investment Management Agreement with Alliance Capital Management L.P. (the "Adviser"). On September 25, 2000, shareholders of each respective Portfolio approved the new Investment Management Agreement. Under the agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. Effective October 2, 2000, the Adviser is to receive an investment management fee, based on the annual rate, for these services as follows:

                                                                                       AVERAGE DAILY NET ASSETS
                                                                 FIRST $1 BILLION                                     THEREAFTER
================================================================================================================================
Intermediate Duration, Short Duration Plus,
Government Short Duration, Diversified Municipal,
California Municipal and New York Municipal Portfolios                 .500%                                             .450%
--------------------------------------------------------------------------------------------------------------------------------
                                                                                       AVERAGE DAILY NET ASSETS

                                                                      FIRST             NEXT              NEXT
                                                                    $1 BILLION       $3 BILLION        $2 BILLION     THEREAFTER
================================================================================================================================
Tax-Managed International Value Portfolio and
International Value Portfolio II                                        1%              .900%             .875%          .850%

--------------------------------------------------------------------------------------------------------------------------------

Short Duration Diversified Municipal, Short Duration
California Municipal and Short Duration New York
Municipal Portfolios                                                              .500% of the average daily net assets

--------------------------------------------------------------------------------------------------------------------------------

Emerging Markets Value Portfolio                                                  1.25% of the average daily net assets

            Prior to October 2, 2000, the investment management fees for the Tax-Managed International Value Portfolio and International Value Portfolio II were assessed at an annual rate of 1% of each Portfolio's average daily net assets up to and including $1 billion and at an annual rate of .90% of average daily net assets in excess of $1 billion. The investment management fees for all other Portfolios remained unchanged.


--------------------------------------------------------------------------------
                                                           2001 Annual Report 29

Sanford C. Bernstein Fund, Inc.

      B.    Shareholder Servicing and Administrative Fee

            Under the Shareholder Servicing and Administrative Agreement dated as of October 2, 2000, between the Fund and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. Under the agreement, the fee payable by each Portfolio except the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio to the Adviser for services under this agreement is .10 of 1% of average daily net assets of each Portfolio during the month, and the fee paid by the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio for services under this agreement is .25 of 1% of average daily net assets of each Portfolio during the month. The fee payable to the Adviser under this agreement is identical to the fee payable to Sanford C. Bernstein & Co., Inc. under the previous agreements.

      C.    Distribution

            Under the Distribution Agreement between the Fund and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell shares of the 12 Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of Alliance Capital Management L.P.

      D.    Directors and Officers

            Each of the seven directors not affiliated with the Adviser or its affiliates receives annual compensation of $40,000 from the Fund, in addition to reimbursement of expenses incurred in connection with attending meetings of the Board of Directors. None of the directors affiliated with the Adviser or its affiliates receives compensation for services as a director of the Fund. Similarly, none of the Fund's officers receives compensation from the Fund.

      E.    Transactions with Affiliates

            The Tax Managed International Value, International Value II and Emerging Markets Value Portfolios paid commissions to Sanford C. Bernstein & Co., LLC (formerly Sanford C. Bernstein & Co., Inc.) in the amounts of $340, $310 and $51,777, respectively, for the period ended September 30, 2001.

NOTE 3. Investment Security Transactions

      A.    Purchases and Sales

            For the period from October 1, 2000, through September 30, 2001, the Portfolios had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                                 PURCHASES                                        SALES
                                              EXCLUDING U.S.          PURCHASES OF            EXCLUDING U.S.             SALES OF
                                                GOVERNMENT           U.S. GOVERNMENT            GOVERNMENT           U.S. GOVERNMENT
                                                SECURITIES              SECURITIES              SECURITIES              SECURITIES
====================================================================================================================================
Tax-Managed International Value               $1,323,800,399                       0          $1,243,764,562                       0
International Value II                           710,826,850                       0             829,165,559                       0
Emerging Markets Value                           248,163,593                       0             187,985,320                       0
Intermediate Duration                          1,207,874,276          $9,910,030,532           1,165,598,744          $9,895,705,632
Short Duration Plus                              253,343,226           1,163,371,369             312,239,241           1,082,750,881
Government Short Duration                          9,984,732             334,172,298               2,477,990             342,516,695
Diversified Municipal                            469,722,625                       0             324,967,452                       0
California Municipal                             216,319,917              18,068,831             145,866,523              58,553,830
New York Municipal                               173,088,427              96,280,413             123,485,651              78,090,496
Short Duration Diversified Municipal             109,719,564                       0             108,555,659                       0
Short Duration California Municipal               27,056,273               5,029,625              34,185,215               5,047,240
Short Duration New York Municipal                 85,137,993                       0              91,101,849                       0


--------------------------------------------------------------------------------
30 Sanford C. Bernstein Fund, Inc.

      B.    Transactions in Securities of Affiliated Issuers

            Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of transactions in the securities of these issuers for the year ended September 30, 2001, is set forth below:

--------------------------------------------------------------------------------
BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                           ACQUISITIONS          DISPOSITIONS
                      BEGINNING     --------------------------  --------------       ENDING      REALIZED
                        SHARE          SHARE                    SHARE                SHARE         GAIN      DIVIDEND        ENDING
AFFILIATE               AMOUNT         AMOUNT         COST      AMOUNT    COST       AMOUNT       (LOSS)      INCOME         VALUE
====================================================================================================================================
Central Costanera
    S.A. (Class B)      2,740,000         810,000   $1,134,319       0       0        3,550,000         0           0     $1,668,817
Yapi ve Kredi
    Bankasi A.S.    2,173,009,974   1,936,504,987    1,557,084       0       0    4,109,514,961         0           0      6,004,161
                                                    ----------            ----                    -------    --------     ----------
                                                    $2,691,403               0                          0           0     $7,672,978
                                                    ==========            ====                    =======    ========     ==========

      C.    Federal Income Tax Status

            At September 30, 2001, the following Portfolios had capital loss carryforwards as shown below:

                                                      CAPITAL LOSS
                                                   CARRYFORWARD AMOUNT     EXPIRATION
=====================================================================================
Intermediate Duration Portfolio                        $16,091,312          9/30/2008
Intermediate Duration Portfolio                         49,466,327          9/30/2009
Short Duration Plus Portfolio                            3,179,986          9/30/2003
Short Duration Plus Portfolio                              288,982          9/30/2008
Diversified Municipal Portfolio                            276,500          9/30/2008
Diversified Municipal Portfolio                          9,142,241          9/30/2009
California Municipal Portfolio                             227,023          9/30/2008
California Municipal Portfolio                           2,206,882          9/30/2009
New York Municipal Portfolio                             1,323,001          9/30/2008
New York Municipal Portfolio                             4,920,698          9/30/2009
Short Duration California Municipal Portfolio               21,025          9/30/2008
Short Duration California Municipal Portfolio               80,184          9/30/2009
Short Duration New York Municipal Portfolio                165,582          9/30/2007
Short Duration New York Municipal Portfolio                 20,583          9/30/2008
Short Duration New York Municipal Portfolio                514,053          9/30/2009
-------------------------------------------------------------------------------------

            At September 30, 2001, the following Portfolios utilized capital loss as follows:

                                                               CAPITAL LOSS
                                                           CARRYFORWARD UTILIZED
================================================================================
Short Duration Plus Portfolio                                    $477,092
Government Short Duration Portfolio                               573,254
Short Duration Diversified Municipal Portfolio                     58,171
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                           2001 Annual Report 31

Sanford C. Bernstein Fund, Inc.

            At September 30, 2001, the following Portfolios had post-October Capital loss deferrals as shown below. For tax purposes, these losses are deemed to arise on October 1, 2001:

                                                            POST-OCTOBER CAPITAL
                                                                LOSS DEFERRAL
================================================================================
Tax Managed International Value Portfolio                        $ 10,305,477
International Value Portfolio II                                  134,748,491
Emerging Markets Value Portfolio                                   42,065,831
Intermediate Duration Portfolio                                     4,797,647
Short Duration Plus Portfolio                                       1,122,483
Government Short Duration Portfolio                                     7,242
Short Duration California Municipal Portfolio                           3,041
--------------------------------------------------------------------------------

            Additionally, the Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio had post-October foreign currency loss deferrals of $2,204,840, $5,922,786, and $986,050, respectively. For tax purposes, these losses are deemed to arise on October 1, 2001.

      D.    Foreign Currency Contracts

            At September 30, 2001, the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio had outstanding foreign currency contracts to purchase and sell foreign currencies as follows:

--------------------------------------------------------------------------------
FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                            VALUE PAYABLE AT           CURRENT             CONTRACT            CONTRACT
FOREIGN CURRENCY                            SETTLEMENT DATES            VALUE            APPRECIATION       (DEPRECIATION)
==========================================================================================================================
Settlement 12/01/01 through 12/31/01
    British Pound                             $ 72,762,500          $ 73,196,033                   0          $(433,533)
    Hong Kong Dollar                             9,872,301             9,875,112                   0             (2,811)
    Japanese Yen                               380,392,504           375,509,024          $4,883,480                  0
    Norwegian Kroner                            50,275,669            49,652,073             623,596                  0
    Singapore Dollar                            13,282,513            13,033,598             248,915                  0
                                              ------------          ------------          ----------          ---------
Total                                         $526,585,487          $521,265,840          $5,755,991          $(436,344)
                                              ============          ============          ==========          =========

--------------------------------------------------------------------------------
FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN INTERNATIONAL VALUE PORTFOLIO II
--------------------------------------------------------------------------------

                                            VALUE PAYABLE AT           CURRENT             CONTRACT            CONTRACT
FOREIGN CURRENCY                            SETTLEMENT DATES            VALUE            APPRECIATION       (DEPRECIATION)
==========================================================================================================================
Settlement 12/01/01 through 12/31/01
    British Pound                             $ 37,108,875          $ 37,329,977                   0          $(221,102)
    Hong Kong Dollar                            20,513,873            20,519,713                   0             (5,840)
    Japanese Yen                               266,947,519           262,434,397          $4,513,122                  0
    Norwegian Kroner                            31,069,233            30,683,865             385,368                  0
                                              ------------          ------------          ----------          ---------
Total                                         $355,639,500          $350,967,952          $4,898,490          $(226,942)
                                              ============          ============          ==========          =========


--------------------------------------------------------------------------------
32 Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
FOREIGN CURRENCY BUY CONTRACT--BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                           VALUE RECEIVABLE AT         CURRENT             CONTRACT            CONTRACT
FOREIGN CURRENCY                            SETTLEMENT DATES            VALUE            APPRECIATION       (DEPRECIATION)
==========================================================================================================================
Settlement 10/01/01 through 10/31/01
    Thailand Baht                             $    338,600          $    337,154                   0          $  (1,446)
                                              ------------          ------------          ----------          ---------
Total                                         $    338,600          $    337,154                   0          $  (1,446)
                                              ============          ============          ==========          =========

--------------------------------------------------------------------------------
FOREIGN CURRENCY SELL CONTRACT--BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                            VALUE PAYABLE AT           CURRENT             CONTRACT            CONTRACT
FOREIGN CURRENCY                            SETTLEMENT DATES            VALUE            APPRECIATION       (DEPRECIATION)
==========================================================================================================================
Settlement 10/01/01 through 10/31/01
    Euro                                      $  3,185,350          $  3,185,174          $      176                  0
                                              ------------          ------------          ----------          ---------
Total                                         $  3,185,350          $  3,185,174          $      176                  0
                                              ============          ============          ==========          =========

--------------------------------------------------------------------------------
FOREIGN CURRENCY BUY CONTRACT--BERNSTEIN INTERMEDIATE DURATION PORTFOLIO
--------------------------------------------------------------------------------

                                           VALUE RECEIVABLE AT         CURRENT             CONTRACT            CONTRACT
FOREIGN CURRENCY                            SETTLEMENT DATES            VALUE            APPRECIATION       (DEPRECIATION)
==========================================================================================================================
Settlement 10/24/01
    Euro                                      $164,919,037          $162,365,095                   0         $(2,553,942)
                                              ------------          ------------          ----------         -----------
Total                                         $164,919,037          $162,365,095                   0         $(2,553,942)
                                              ============          ============          ==========         ===========

--------------------------------------------------------------------------------
FOREIGN CURRENCY SELL CONTRACT--BERNSTEIN INTERMEDIATE DURATION PORTFOLIO
--------------------------------------------------------------------------------

                                            VALUE PAYABLE AT           CURRENT             CONTRACT            CONTRACT
FOREIGN CURRENCY                            SETTLEMENT DATES            VALUE            APPRECIATION       (DEPRECIATION)
==========================================================================================================================
Settlement 10/24/01
    Euro                                      $164,229,798          $162,365,095          $1,864,703                  0
                                              ------------          ------------          ----------          ---------
Total                                         $164,229,798          $162,365,095          $1,864,703                  0
                                              ============          ============          ==========          =========

NOTE 4. Concentration of Credit Risk

            The two California Municipal Portfolios and the two New York Municipal Portfolios invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable State and the financial condition of that State and its agencies and municipalities.

NOTE 5. Risks Involved in Futures and Foreign Currency Contracts

            All Portfolios of the Fund may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Fund's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.


--------------------------------------------------------------------------------
                                                           2001 Annual Report 33

Sanford C. Bernstein Fund, Inc.

            The Bernstein Short Duration Plus Portfolio, Bernstein Intermediate Duration Portfolio, Bernstein Tax-Managed International Value Portfolio, Bernstein International Value Portfolio II and Bernstein Emerging Markets Value Portfolio enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, the portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 6. Capital-Share Transactions

            The Fund has authorized 2 billion shares of common stock, par value $0.001 per share, of which, at September 30, 2001, 1,850 million are divided into 12 Portfolios. It has allocated 400 million to the Bernstein Tax-Managed International Value Portfolio; 300 million each to the Bernstein Intermediate Duration Portfolio and the Bernstein International Value Portfolio II; 200 million to the Bernstein Diversified Municipal Portfolio; 100 million each to the Bernstein Emerging Markets Value Portfolio, Bernstein Short Duration Plus Portfolio, Bernstein Government Short Duration Portfolio, Bernstein California Municipal Portfolio and Bernstein New York Municipal Portfolio; and 50 million allocated to each of the Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio. Share transactions for each portfolio for the years ended September 30, 2001 and September 30, 2000, were as follows:

                                  ----------------------------     -----------------------------      --------------------------
                                      BERNSTEIN TAX-MANAGED                   BERNSTEIN                       BERNSTEIN
                                       INTERNATIONAL VALUE              INTERNATIONAL VALUE             EMERGING MARKETS VALUE
                                            PORTFOLIO                       PORTFOLIO II                      PORTFOLIO
                                  ----------------------------     -----------------------------      --------------------------
                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                    9/30/01          9/30/00           9/30/01          9/30/00         9/30/01         9/30/00
================================================================================================================================
Shares sold                        26,676,735       20,295,158       13,881,586       12,998,219       9,111,922       7,339,149

Shares issued to shareholders
on reinvestment of dividends
from net investment income
and distributions from net
realized gains                     14,931,159        2,561,840       17,313,131        1,217,988         897,511         181,161

Shares redeemed                   (30,859,321)     (57,115,367)     (23,760,994)     (43,151,152)     (5,095,988)    (13,187,214)
                                  -----------      -----------      -----------      -----------      ----------     -----------
Net increase (decrease)
in shares outstanding              10,748,573      (34,258,369)       7,433,723      (28,934,945)      4,913,445      (5,666,904)

Shares outstanding at
beginning of period               148,252,436      182,510,805       93,319,928      122,254,873      35,115,763      40,782,667
                                  -----------      -----------      -----------      -----------      ----------     -----------
Shares outstanding at
end of period                     159,001,009      148,252,436      100,753,651       93,319,928      40,029,208      35,115,763
                                  ===========      ===========      ===========      ===========      ==========     ===========


--------------------------------------------------------------------------------
34 Sanford C. Bernstein Fund, Inc.

                                  ----------------------------      ----------------------------      --------------------------
                                           BERNSTEIN                          BERNSTEIN                        BERNSTEIN
                                     INTERMEDIATE DURATION               SHORT DURATION PLUS               GOVERNMENT SHORT
                                           PORTFOLIO                          PORTFOLIO                   DURATION PORTFOLIO
                                  ----------------------------      ----------------------------      --------------------------
                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                    9/30/01          9/30/00           9/30/01          9/30/00         9/30/01         9/30/00
================================================================================================================================
Shares sold                        38,260,912       27,994,065        9,427,946       11,033,127       3,728,253       5,436,175

Shares issued to shareholders
on reinvestment of dividends
from net investment income
and distributions from net
realized gains                      2,364,198        2,854,539          601,854          770,940         177,902         177,813

Shares redeemed                   (39,704,850)     (78,676,847)     (14,328,011)     (23,683,927)     (3,780,679)     (8,197,796)
                                  -----------      -----------      -----------      -----------      ----------      ----------
Net increase (decrease)
in shares outstanding                 920,260      (47,828,243)      (4,298,211)     (11,879,860)        125,476      (2,583,808)

Shares outstanding at
beginning of period               163,287,223      211,115,466       33,277,746       45,157,606       7,653,856      10,237,664
                                  -----------      -----------      -----------      -----------      ----------      ----------
Shares outstanding at
end of period                     164,207,483      163,287,223       28,979,535       33,277,746       7,779,332       7,653,856
                                  ===========      ===========      ===========      ===========      ==========      ==========

                                  ----------------------------      ----------------------------      --------------------------
                                           BERNSTEIN                          BERNSTEIN                        BERNSTEIN
                                      DIVERSIFIED MUNICIPAL              CALIFORNIA MUNICIPAL              NEW YORK MUNICIPAL
                                           PORTFOLIO                          PORTFOLIO                        PORTFOLIO
                                  ----------------------------      ----------------------------      --------------------------
                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                    9/30/01          9/30/00           9/30/01          9/30/00         9/30/01         9/30/00
================================================================================================================================
Shares sold                        25,367,022       16,827,464        9,689,510        6,706,394      13,166,805       7,685,174

Shares issued to shareholders
on reinvestment of dividends
from net investment income
and distributions from net
realized gains                        798,279        1,213,243          280,939          458,077         640,746         897,011

Shares redeemed                   (16,627,419)     (41,332,463)      (8,090,543)     (18,786,967)     (9,073,630)    (21,504,709)
                                  -----------      -----------       ----------      -----------      ----------     -----------
Net increase (decrease)
in shares outstanding               9,537,882      (23,291,756)       1,879,906      (11,622,496)      4,733,921     (12,922,524)

Shares outstanding at
beginning of period                89,305,841      112,597,597       32,637,611       44,260,107      50,392,615      63,315,139
                                  -----------      -----------       ----------      -----------      ----------     -----------
Shares outstanding at
end of period                      98,843,723       89,305,841       34,517,517       32,637,611      55,126,536      50,392,615
                                  ===========      ===========       ==========      ===========      ==========     ===========


--------------------------------------------------------------------------------
                                                           2001 Annual Report 35

Sanford C. Bernstein Fund, Inc.

                                   ---------------------------       ---------------------------      --------------------------
                                    BERNSTEIN SHORT DURATION           BERNSTEIN SHORT DURATION        BERNSTEIN SHORT DURATION
                                      DIVERSIFIED MUNICIPAL              CALIFORNIA MUNICIPAL             NEW YORK MUNICIPAL
                                            PORTFOLIO                          PORTFOLIO                  DURATION PORTFOLIO
                                   ---------------------------       ---------------------------      --------------------------
                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                    9/30/01          9/30/00           9/30/01          9/30/00         9/30/01         9/30/00
================================================================================================================================
Shares sold                         7,698,276        9,148,852        2,474,721        3,749,871       4,340,693       5,710,801

Shares issued to shareholders
on reinvestment of dividends
from net investment income
and distributions from net
realized gains                        149,346          200,878           74,831          144,894         125,619         140,935

Shares redeemed                    (8,217,806)     (10,292,592)      (2,927,952)      (7,913,732)     (5,075,931)     (6,486,339)
                                   ----------      -----------       ----------       ----------      ----------      ----------
Net decrease in
shares outstanding                   (370,184)        (942,862)        (378,400)      (4,018,967)       (609,619)       (634,603)

Shares outstanding at
beginning of period                12,724,608       13,667,470        4,643,610        8,662,577       7,618,269       8,252,872
                                   ----------      -----------       ----------       ----------      ----------      ----------
Shares outstanding at
end of period                      12,354,424       12,724,608        4,265,210        4,643,610       7,008,650       7,618,269
                                   ==========      ===========       ==========       ==========      ==========      ==========

NOTE 7. Line of Credit

            The Bernstein Emerging Markets Value Portfolio maintains a $35,000,000 line of credit intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the line of credit are paid by the Portfolio and are included in the miscellaneous expenses in the Statement of Operations. The Portfolio did not utilize the line of credit during the fiscal year ended September 30, 2001.

Tax Information

(Unaudited)

            In order to meet certain requirements of the Internal Revenue Code we are advising you that the following capital gain distributions, during the fiscal year ended September 30, 2001, are subject to the maximum tax rate of 20%.

                                                               LONG-TERM CAPITAL
                                                               GAIN DISTRIBUTION
================================================================================
Tax Managed International Value                                   $255,390,348
International Value II                                              49,870,372
Emerging Markets Value                                              10,251,030

            In addition, the Fund intends to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amounts of foreign taxes that may be passed through to the shareholders for the fiscal year ended September 30, 2001 were $8,164,815, $5,190,425 and $2,007,148 for
            Tax Managed International Value, International Value II and Emerging Markets Value, respectively. The foreign sources of income for information reporting purposes, were $70,657,014, $42,117,386 and $18,120,851 for Tax Managed International Value, International Value II and Emerging Markets Value, respectively.

            Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns was included with your Form 1099DIV which was sent to you separately in January 2001.


--------------------------------------------------------------------------------
36 Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

================================================================================
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

      Roger Hertog
      President, Treasurer and Director
      Vice Chairman and Director,
      Alliance Capital Management Corporation*

      Andrew S. Adelson
      Senior Vice President and Director
      Executive Vice President and Chief Investment
      Officer--International Value Equities,
      Alliance Capital Management Corporation

      Arthur Aeder
      Director
      Consultant

      Peter L. Bernstein+
      Director
      President and Chief Executive Officer,
      Peter L. Bernstein, Inc.

      Irwin Engelman
      Director
      Executive Vice President and Chief Financial Officer,
      YouthStream Media Networks

      Peter W. Huber
      Director
      Partner, Kellogg Huber Hansen Todd & Evans

      William Kristol
      Director
      Editor and Publisher, The Weekly Standard

      Theodore Levitt
      Director
      Professor Emeritus of Business Administration,
      Harvard University

      Rosalie J. Wolf
      Director
      Managing Partner,
      Botanica Capital Partners LLC

      Kathleen A. Corbet
      Senior Vice President
      Executive Vice President and Chief Executive
      Officer--Alliance Fixed Income Investors,
      Alliance Capital Management Corporation

      Edmund P. Bergan, Jr.
      Secretary
      Senior Vice President and General Counsel,
      Alliance Fund Distributors, Inc.

================================================================================
INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas
      New York, New York 10036

================================================================================
LEGAL COUNSEL
--------------------------------------------------------------------------------

      Shearman & Sterling
      599 Lexington Avenue
      New York, New York 10022

================================================================================
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

================================================================================
INVESTMENT ADVISER
--------------------------------------------------------------------------------

      Alliance Capital Management L.P.
      1345 Avenue of the Americas
      New York, New York 10105

* Alliance Capital Management Corporation is sole general partner of Alliance Capital Management L.P.
+ Not related to Zalman C. Bernstein, deceased, former Chairman of the Executive Committee, Sanford C. Bernstein & Co., Inc.

Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------

                                  ANNUAL REPORT
                               SEPTEMBER 30, 2001

--------------------------------------------------------------------------------

Schedule of Investments
Stock Portfolios

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tax-Managed International Value
--------------------------------------------------------------------------------
International Value II
--------------------------------------------------------------------------------
Emerging Markets Value

--------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                        Report of Independent Accountants

--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Tax-Managed International Value Portfolio, Bernstein International Value Portfolio II and Bernstein Emerging Markets Value Portfolio (three of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
November 15, 2001

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                              Bernstein Tax-Managed
                          International Value Portfolio
                               September 30, 2001
--------------------------------------------------------------------------------

Shares                  Description                                Market Value*
================================================================================
EQUITIES:                                                                 94.96%
================================================================================
AUSTRALIA:                                                                 3.07%
--------------------------------------------------------------------------------
Financial Services
     4,212,211  Australia & New Zealand Banking                   $   33,295,459
                Group Ltd.

Metal-Nonferrous
     9,854,432  M.I.M. Holdings Ltd.                                   4,094,577

Real Estate
     7,545,028  Westfield Trust                                       12,763,949

Retail
     7,100,224  Coles Myer Ltd.                                       24,268,795
                                                                  --------------

Total Australian Stocks
(Cost $79,798,282)                                                    74,422,780
                                                                  --------------

================================================================================
AUSTRIA:                                                                   0.77%
--------------------------------------------------------------------------------
Energy Sources
       130,100  OMV AG                                                10,543,295

Metal-Steel
       300,000  Voest-Alpine Stahl AG                                  8,190,448
                                                                  --------------

Total Austrian Stocks
(Cost $20,145,116)                                                    18,733,743
                                                                  --------------

================================================================================
CANADA:                                                                    5.88%
--------------------------------------------------------------------------------
Banking
     1,375,000  Bank of Montreal (Note A, p. 4)                       34,209,568
       465,000  Bank of Nova Scotia (Note A, p. 4)                    13,656,725

Broadcasting & Publishing
       297,400  Quebecor World Inc.                                    7,457,599

Electrical & Electronics
       314,200  C-MAC Industries Inc.                                  6,251,370

Energy Sources
       890,000  Talisman Energy Inc.                                  30,433,131
                (Note A, p. 4)

 Metal-Steel
     1,126,400  Dofasco Inc. (Note A, p. 4)                           15,228,369

Telecommunications
       785,100  Nortel Networks Corp.                                  4,399,781

Transportation-Road & Rail
       485,000  Canadian National Railway Co.                         18,479,262

Utilities-Electric, Gas & Water
       475,600  Westcoast Energy Inc. (Note A, p. 4)                  12,106,839
                                                                  --------------

Total Canadian Stocks
(Cost $137,272,333)                                                  142,222,644
                                                                  --------------

================================================================================
FINLAND:                                                                   2.23%
--------------------------------------------------------------------------------
Insurance
     1,261,000  Sampo Insurance Co. - 'A' Free                         9,628,135

Paper & Forest Products
     2,203,100  Stora Enso Oyj                                        24,560,401
       692,000  UPM-Kymmene Oyj                                       19,711,314
                                                                  --------------

Total Finnish Stocks
(Cost $45,593,509)                                                    53,899,850
                                                                  --------------

================================================================================
FRANCE:                                                                    9.86%
--------------------------------------------------------------------------------
Appliances & Household Durables
        63,788  SEB S.A.                                               2,324,913

Automobiles
     1,078,380  Peugeot S.A.                                          40,138,420

Banking
       253,000  BNP Paribas                                           20,675,785
       434,260  Societe Generale                                      21,656,862

Building Materials
       157,300  Compagnie de Saint-Gobain                             21,615,775
       229,676  Lafarge (Prime Fidelite)                              18,696,534

Business & Public Services
       376,600  Havas Advertising S.A.                                 2,296,256

Electrical & Electronics
       312,955  Alcatel Alsthom                                        3,597,082

Energy Sources
       210,171  Total Fina Elf S.A.                                   28,211,745

Health & Personal Care
       330,100  Aventis S.A.                                          25,023,939

Insurance
       590,000  Assurances Generales de France                        27,007,547
                AGF

Metal-Steel
     1,234,847  Usinor S.A. (Note A, p. 4)                             9,889,196

Telecommunications
     1,195,200  Orange S.A. (Note B, p. 4)                             8,701,532

Utilities-Electric, Gas & Water
       261,900  Suez Lyonnaise des Eaux                                8,699,484
                                                                  --------------

Total French Stocks
(Cost $215,722,614)                                                  238,535,070
                                                                  --------------

================================================================================
GERMANY:                                                                  11.56%
--------------------------------------------------------------------------------
Automobiles
     1,227,500  Volkswagen AG (Stamm)                                 43,622,212
       410,000  Volkswagen AG (Vorzug)                                 9,589,195

Banking
       657,000  Bayerische Vereinsbank                                19,007,327
       146,654  Deutsche Pfandbriefbank                                9,475,833
       307,900  IKB Deutsche Industriebank AG                          3,558,595

Chemicals
     1,736,330  BASF AG                                               61,420,303

*See Note 1, page 26 in Notes to Financial Statements.


                                     Schedule of Investments--Stock Portfolios 1

================================================================================
Shares                  Description                                 Market Value
================================================================================
Construction & Housing
       358,000  Heidelberger Zement AG                            $   13,683,508

Electrical & Electronics
       716,550  Siemens AG (Stamm)                                    27,316,308

Insurance
       102,700  AMB Generali Holding AG                                9,790,156
                (Note A, p. 4)
       241,100  Hannover Rueckversicherungs AG                        12,901,485
                (Note A, p. 4)

Merchandising
       429,514  Metro AG (Vorzug) (Note A, p. 4)                      14,071,648

Tires & Rubber
       248,863  Continental AG                                         2,445,959

Utilities-Electric, Gas & Water
     1,021,100  E.ON AG                                               52,865,136
                                                                  --------------

Total German Stocks
(Cost $308,195,440)                                                  279,747,665
                                                                  --------------

================================================================================
HONG KONG:                                                                 0.40%
--------------------------------------------------------------------------------
Real Estate
     2,270,000  The Wharf (Holdings) Ltd.                              3,754,471

Utilities-Electric, Gas & Water
     1,554,400  CLP Holdings Ltd.                                      5,978,845
                                                                  --------------

Total Hong Kong Stocks
(Cost $11,798,544)                                                     9,733,316
                                                                  --------------

================================================================================
ITALY:                                                                     8.37%
--------------------------------------------------------------------------------
Automobiles
       670,000  Fiat S.p.A (Note A, p. 4)                             11,523,960

Banking
     4,000,000  Banca Nazionale del Lavoro                             8,408,860
       655,200  Banca Popolare di Bergamo                             10,458,481
                (Note A, p. 4)
    14,931,374  IntesaBci S.p.A.                                      36,892,217

Energy Sources
     5,268,740  ENI S.p.A. (Note A, p. 4)                             65,353,337

Financial Services
     2,160,000  San Paolo IMI S.p.A.                                  22,644,951

Food & Household Products
       809,692  Parmalat Finanziaria S.p.A.                            2,129,525

Telecommunications
     4,561,424  Olivetti S.p.A. (Note A, p. 4)                         4,495,666
     3,795,000  Telecom Italia Mobile S.p.A. ORD                      18,407,895
     2,043,355  Telecom Italia S.p.A. ORD                             15,415,709
       948,873  Telecom Italia S.p.A. RNC                              4,024,011

Textiles/Apparel
       304,230  Benetton Group S.p.A. (Note A, p. 4)                   2,865,547
                                                                  --------------

Total Italian Stocks
(Cost $213,554,568)                                                  202,620,159
                                                                  --------------

================================================================================
JAPAN:                                                                    28.82%
--------------------------------------------------------------------------------
Appliances & Household Durables
     1,428,000  Matsushita Electric Industrial                        17,489,136
                Co., Ltd.

Automobiles
     1,891,000  Aisin Seiki Co., Ltd. (Note A, p. 4)                  24,507,968
     7,300,000  Fuji Heavy Industries Ltd.                            33,557,585
                (Note A, p. 4)
     1,150,000  Honda Motor Co., Ltd.                                 37,333,275

Banking
        90,400  Bank of Iwate                                          2,957,470
     1,770,000  Kagoshima Bank                                         6,636,943
       978,000  Oita Bank                                              4,028,168
       609,000  San-in Godo Bank Ltd.                                  2,676,923
     5,559,000  Sumitomo Trust & Banking Co., Ltd.                    27,512,875
         6,906  UFJ Holdings, Inc. (Notes A & B, p. 4)                34,295,376
           300  Yamagata Bank                                              1,371

Business & Public Services
     1,800,000  Toppan Printing Co., Ltd.                             16,986,829

Chemicals
     5,550,000  Mitsui Chemicals Inc. (Note A, p. 4)                  16,248,216

Construction & Housing
     1,556,000  Daito Trust Construction Co., Ltd.                    25,126,246
                (Note A, p. 4)
     2,000,000  Daiwa House Industry Co., Ltd.                        14,596,090
     2,092,000  Nishimatsu Construction Co., Ltd.                      9,493,935
                (Note A, p. 4)

Cosmetics & Toiletries
     2,069,000  Lion Corp. (Note A, p. 4)                              8,330,844

Data Processing
     1,225,000  Canon Inc. (Note A, p. 4)                             33,602,464

Electrical & Electronics
       470,100  Futaba Corp.                                          12,145,860
     4,458,000  Hitachi Ltd. (Note A, p. 4)                           29,655,178
       807,000  Hitachi Maxell Ltd.                                   10,499,597
       692,000  Mitsubishi Electric Corp.                              2,438,050
       730,000  Nichicon Corp., Ltd.                                   8,352,654
     1,195,000  Sharp Corp. (Note A, p. 4)                            10,726,029

Financial Services
     1,399,000  Daiwa Securities Co., Ltd.                             9,693,599
       520,000  Takefuji Corp.                                        41,003,269

Food & Household Products
           400  Ezaki Glico Co., Ltd.                                      2,178
     3,825,400  Nichirei Corp.                                        12,226,133

Health & Personal Care
     1,600,000  Daiichi Pharmaceutical Co., Ltd.                      33,554,230
                (Note A, p. 4)

Insurance
     2,318,000  AIOI Insurance Co., Ltd. (Note A, p. 4)                7,719,537

Machinery & Engineering
     7,435,000  Mitsubishi Heavy Industries Ltd.                      25,758,366
                (Note A, p. 4)
       119,000  Yamatake Corp.                                           838,520


2 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Shares                  Description                                 Market Value
================================================================================
Merchandising
     2,465,000  Canon Sales Co., Inc.                             $   18,506,626
     1,700,000  Uny Co., Ltd.                                         17,825,685

Metal-Steel
       882,000  Daido Steel Co., Ltd.                                  2,330,593
       317,000  Toyo Seikan Kaisha Ltd.                                4,294,564

Paper & Forest Products
     6,000,000  Oji Paper Co., Ltd.                                   30,148,476

 Recreation
     1,800,000  Yamaha Corp.                                          12,985,487

Textiles/Apparel
       656,000  Tokyo Style Co., Ltd. (Note A, p. 4)                   6,267,796

Transportation-Shipping
    12,186,000  Mitsui O.S.K. Lines Ltd. (Note A, p. 4)               25,453,518

Utilities-Electric, Gas & Water
     1,497,000  Kyushu Electric Power Co., Inc.                       26,622,262
       700,000  Tohoku Electric Power Co., Inc.                       12,595,419

Wholesale & International Trade
     9,046,000  Marubeni Corp. (Notes A & B, p. 4)                     9,940,659
     1,985,000  Sumitomo Corp.                                        10,656,823
                                                                  --------------

Total Japanese Stocks
(Cost $817,579,515)                                                  697,622,822
                                                                  --------------

================================================================================
NETHERLANDS:                                                               1.59%
--------------------------------------------------------------------------------
Chemicals
       568,800  DSM N.V.                                              17,004,353

Insurance
       800,000  ING Groep N.V.                                        21,426,212
                                                                  --------------

Total Netherlands Stocks
(Cost $46,111,284)                                                    38,430,565
                                                                  --------------

================================================================================
NEW ZEALAND:                                                               0.65%
--------------------------------------------------------------------------------
Telecommunications
     8,750,347  Telecom Corp. of New                                  15,696,086
                Zealand Ltd. (NVP) (Note A, p. 4)
                                                                  --------------

Total New Zealand Stocks
(Cost $20,306,321)                                                    15,696,086
                                                                  --------------

================================================================================
NORWAY:                                                                    2.21%
--------------------------------------------------------------------------------
Banking
       666,250  Sparebanken                                           17,642,941

Energy Sources
       784,883  Norsk Hydro A.S.A.                                    28,788,684

Paper & Forest Products
       472,749  Norske Skogindustrier A.S.A.                           7,031,863
                                                                  --------------

Total Norwegian Stocks
(Cost $46,562,028)                                                    53,463,488
                                                                  --------------

================================================================================
SINGAPORE:                                                                 0.67%
--------------------------------------------------------------------------------
Banking
     2,410,344  United Overseas Bank Ltd.                             13,094,877

Telecommunications
     3,152,000  Singapore Telecommunications Ltd.                      3,196,231
                                                                  --------------

Total Singapore Stocks
(Cost $19,793,342)                                                    16,291,108
                                                                  --------------

================================================================================
SPAIN:                                                                     3.92%
--------------------------------------------------------------------------------
Banking
     2,543,200  Banco Bilbao Vizcaya Argentaria S.A.                  26,153,156

Construction & Housing
       623,065  Grupo Dragados S.A.                                    7,626,421

Energy Sources
     1,074,050  Repsol S.A.                                           15,443,536

Metal-Steel
       320,000  Aceralia Corporacion Siderurgica S.A.                  2,676,275

Telecommunications
     1,500,000  Telefonica S.A. (Note B, p. 4)                        16,572,006

Utilities-Electric, Gas & Water
     1,935,000  Iberdrola S.A.                                        26,326,147
                                                                  --------------

Total Spanish Stocks
(Cost $97,589,159)                                                    94,797,541
                                                                  --------------

================================================================================
SWEDEN:                                                                    0.95%
--------------------------------------------------------------------------------
Appliances & Household Durables
       490,000  Electrolux AB (Class A)                                5,093,794

Banking
     2,600,000  Nordea AB                                             12,661,903

Paper & Forest Products
       285,000  Holmen AB                                              5,204,772
                                                                  --------------

Total Swedish Stocks
(Cost $28,839,923)                                                    22,960,469
                                                                  --------------

================================================================================
SWITZERLAND:                                                               1.24%
--------------------------------------------------------------------------------
Insurance
       306,000  Swiss Re (Note B, p. 4)                               30,063,025
                                                                  --------------

Total Swiss Stocks
(Cost $28,837,958)                                                    30,063,025
                                                                  --------------

================================================================================
UNITED KINGDOM:                                                           12.77%
--------------------------------------------------------------------------------
Banking
     1,000,000  Lloyds TSB Group plc                                   9,555,971
     1,000,000  Royal Bank of Scotland Group plc                      22,022,837

Beverage & Tobacco
     4,362,000  British American Tobacco plc                          38,540,877

Construction & Housing
     1,508,700  Barratt Developments plc                               6,698,403

Energy Sources
     4,395,700  Shell Transport & Trading Co., plc                    32,957,911

Financial Services
     1,631,200  Alliance & Leicester plc                              17,985,807


                                     Schedule of Investments--Stock Portfolios 3

================================================================================
Quantity                Description                                 Market Value
================================================================================
Food & Household Products
       675,000  Unilever plc                                      $    5,125,492

Health & Personal Care
     5,781,889  Smith & Nephew plc                                    29,325,829

Insurance
     2,320,054  CGNU plc                                              28,633,883
     6,106,183  Royal & Sun Alliance Insurance                        30,566,689
                Group plc

Leisure & Tourism
     1,734,600  Six Continents plc                                    15,810,751

Merchandising
     4,115,213  Safeway plc                                           19,359,929

Paper & Forest Products
     2,139,600  Rexam plc                                             10,954,314
       361,400  Smith Holdings plc                                       721,734

Telecommunications
       985,000  British Telecom                                        4,923,530
     3,400,000  Vodafone Group plc                                     7,497,762

Utilities-Electric, Gas & Water
     1,024,741  AWG plc                                                8,813,155
     8,500,000  Lattice Group plc                                     19,494,180
                                                                  --------------

Total United Kingdom Stocks
(Cost $295,789,703)                                                  308,989,054
                                                                  --------------

Total Equities
(Cost  $2,433,489,639)                                             2,298,229,385
                                                                  --------------

================================================================================
REPURCHASE AGREEMENT:                                                      0.82%
--------------------------------------------------------------------------------
    19,974,000  State Street Bank & Trust Co.,                        19,974,000
                Repurchase Agreement, dated
                09/28/01, 2.95%, maturing
                10/01/01 for $19,978,910,
                collateral 17,565,000
                principal amount U.S.
                Treasury Bond, 6.625%,
                02/15/27, value $20,374,557
                                                                  --------------

Total Repurchase Agreement
(Cost $19,974,000)                                                    19,974,000
                                                                  --------------

================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $2,453,463,639)         95.78%            $2,318,203,385
(Note D, below)
Cash and Other Assets, Less Liabilities          4.22                102,119,937
                                               -------            --------------
(Note E, p. 4)
Net Assets (Equivalent to $15.22
per share based on 159,001,009
shares of capital stock outstanding)           100.00%            $2,420,323,322
                                               =======            ==============

================================================================================
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                             Contract               Unrealized
Quantity       Description                    Amount               Depreciation
--------------------------------------------------------------------------------
1,045          Japanese TSE Topix          $92,225,229            $  (3,175,032)
               December 2001

                                                                  --------------

Total Long Stock Index Futures Contracts                          $  (3,175,032)
                                                                  --------------

================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity                Description                                 Market Value
--------------------------------------------------------------------------------
12,103,041           Australian Dollar                            $   5,986,770
8,293,506            British Pound                                   12,192,693
1,587,130            Canadian Dollar                                  1,005,021
36,656,730           Euro                                            33,359,449
2,983,381            Hong Kong Dollar                                   382,509
1,763,814,212        Japanese Yen                                    14,795,857
612,164              New Zealand Dollar                                 248,998
12,993,036           Norwegian Krone                                  1,464,120
14,534,410           Singapore Dollar                                 8,225,240
2,732,166            Swedish Krona                                      255,876
(18,910)             Swiss Franc                                        (11,684)
                                                                  --------------

Total Foreign Currencies                                          $  77,904,849
                                                                  --------------

----------
(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(B)   Non-income-producing security
(C)   Explanation of abbreviations:
      Stamm-German Ordinary Share
      Vorzug-German Preference Share
      ORD-Italian Ordinary Share
      RNC-Italian Savings Share
      NVP-Non-Voting Preference Share
(D) At September 30, 2001, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $207,518,953 and gross unrealized depreciation of investments was $342,779,207 resulting in net unrealized depreciation of $135,260,254 (excluding foreign currency transactions).
(E) Includes $5,213,489 (Japanese Yen) U.S. dollar equivalents pledged as collateral for futures transactions.


4 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

(F)   Allocation of assets by industry as of September 30, 2001:
      Appliances & Household Durables                                      1.03%
      Automobiles                                                          8.27
      Banking                                                             14.77
      Beverage & Tobacco                                                   1.59
      Broadcasting & Publishing                                            0.31
      Building Materials                                                   1.67
      Business & Public Services                                           0.80
      Chemicals                                                            3.91
      Conglomerates                                                        0.81
      Construction & Housing                                               3.19
      Cosmetics & Toiletries                                               0.34
      Data Processing                                                      1.39
      Electrical & Electronics                                             4.59
      Energy Sources                                                       8.75
      Financial Services                                                   5.15
      Food & Household Products                                            0.80
      Health & Personal Care                                               3.63
      Insurance                                                            7.34
      Leisure & Tourism                                                    0.65
      Machinery & Engineering                                              1.10
      Merchandising                                                        2.88
      Metal-Nonferrous                                                     0.17
      Metal-Steel                                                          1.76
      Paper & Forest Products                                              4.07
      Real Estate                                                          0.68
      Recreation                                                           0.54
      Retail                                                               1.00
      Telecommunications                                                   4.27
      Textiles/Apparel                                                     0.38
      Tires & Rubber                                                       0.10
      Transportation-Road & Rail                                           0.76
      Transportation-Shipping                                              1.05
      Utilities-Electric, Gas & Water                                      6.36
      Wholesale & International Trade                                      0.85
      Repurchase Agreement                                                 0.82
      Cash and Other Assets, Less Liabilities                              4.22
                                                                         ------
      Total                                                              100.00%
                                                                         ======

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                   Bernstein International Value Portfolio II
                               September 30, 2001
--------------------------------------------------------------------------------

Shares                  Description                                Market Value*
================================================================================
EQUITIES:                                                                 95.53%
================================================================================
AUSTRALIA:                                                                 2.14%
--------------------------------------------------------------------------------
Financial Services
     2,083,672  Australia & New Zealand Banking                   $   16,470,403
                Group Ltd.

Real Estate
     3,856,533  Westfield Trust                                        6,524,110

Retail
     2,200,224  Coles Myer Ltd.                                        7,520,437
                                                                  --------------

Total Australian Stocks
(Cost $32,058,853)                                                    30,514,950
                                                                  --------------

================================================================================
AUSTRIA:                                                                   1.06%
--------------------------------------------------------------------------------
Energy Sources
        88,156  OMV AG                                                 7,144,156

Metal-Steel
       290,200  Voest-Alpine Stahl AG                                  7,922,893
                                                                  --------------

Total Austrian Stocks
(Cost $17,172,255)                                                    15,067,049
                                                                  --------------

================================================================================
CANADA:                                                                    5.45%
--------------------------------------------------------------------------------
Banking
       818,000  Bank of Montreal                                      20,351,583
       220,000  Bank of Nova Scotia                                    6,461,246

Broadcasting & Publishing
       171,600  Quebecor World Inc.                                    4,303,040

Energy Sources
       530,000  Talisman Energy Inc.                                  18,123,100

Metal-Steel
       768,600  Dofasco Inc.                                          10,391,090

Telecommunications
       460,800  Nortel Networks Corp.                                  2,582,371

Transportation-Road & Rail
       195,000  Canadian National Railway Co.                          7,429,806

Utilities-Electric, Gas & Water
       319,800  Westcoast Energy Inc.                                  8,140,806
                                                                  --------------

Total Canadian Stocks
(Cost $79,276,073)                                                    77,783,042
                                                                  --------------

================================================================================
FINLAND:                                                                   2.29%
--------------------------------------------------------------------------------
Insurance
       782,500  Sampo Insurance Co. - 'A' Free                         5,974,636
                (Note A, p. 9)

*See Note 1, page 26 in Notes to Financial Statements.


                                     Schedule of Investments--Stock Portfolios 5

================================================================================
Shares                  Description                                 Market Value
================================================================================
Paper & Forest Products
     1,367,500  Stora Enso Oyj                                    $   15,245,040
       401,000  UPM-Kymmene Oyj                                       11,422,308
                                                                  --------------

Total Finnish Stocks
(Cost $33,657,682)                                                    32,641,984
                                                                  --------------

================================================================================
FRANCE:                                                                    8.03%
--------------------------------------------------------------------------------
Automobiles
       606,600  Peugeot S.A.                                          22,578,280

Banking
       113,000  BNP Paribas                                            9,234,639
       170,000  Societe Generale                                       8,478,024

Building Materials
        22,500  Ciments Francais                                         837,268
        48,400  Compagnie de Saint-Gobain                              6,651,008

Business & Public Services
       283,815  Havas Advertising S.A.                                 1,730,515

Electrical & Electronics
       151,500  Alcatel Alsthom                                        1,741,330

Energy Sources
       129,985  Total Fina Elf S.A.                                   17,448,191

Health & Personal Care
       190,900  Aventis S.A.                                          14,471,584

Insurance
       315,000  Assurances Generales de France AGF                    14,419,284

Metal-Steel
       706,300  Usinor S.A. (Note A, p. 9)                             5,656,360

Telecommunications
       773,590  Bull S.A. (Notes A & B, p. 9)                            563,204
       743,800  Orange S.A. (Note B, p. 9)                             5,415,160

Utilities-Electric, Gas & Water
       163,000  Suez Lyonnaise des Eaux                                5,414,341
                                                                  --------------

Total French Stocks
(Cost $126,780,376)                                                  114,639,188
                                                                  --------------

================================================================================
GERMANY:                                                                  12.36%
--------------------------------------------------------------------------------
Automobiles
       530,000  Volkswagen AG (Stamm)                                 18,834,845

Banking
       392,000  Bayerische Vereinsbank                                11,340,749
       240,230  Deutsche Pfandbriefbank                               15,522,109
       463,705  IKB Deutsche Industriebank AG                          5,359,332

Chemicals
     1,085,900  BASF AG                                               38,412,230

Electrical & Electronics
       512,400  Siemens AG (Stamm)                                    19,533,705

Insurance
        50,100  AMB Generali Holding AG                                4,775,918
                (Note A, p. 9)
       151,232  Hannover Rueckversicherungs AG                         8,092,565

Merchandising
       266,600  Metro AG (Vorzug) (Note A, p. 9)                       8,734,294

Telecommunications
       357,200  Deutsche Telekom AG                                    5,591,200

Tires & Rubber
     1,184,950  Continental AG                                        11,646,326

Utilities-Electric, Gas & Water
       552,050  E.ON AG                                               28,581,136
                                                                  --------------

Total German Stocks
(Cost $279,105,052)                                                  176,424,409
                                                                  --------------

================================================================================
HONG KONG:                                                                 1.30%
--------------------------------------------------------------------------------
Real Estate
     3,511,000  The Wharf (Holdings) Ltd.                              5,807,026

Textiles/Apparel
     2,500,000  Yue Yuen Industrial Holdings                           4,215,014

Utilities-Electric, Gas & Water
     2,205,600  CLP Holdings Ltd.                                      8,483,621
                                                                  --------------

Total Hong Kong Stocks
(Cost $23,143,129)                                                    18,505,661
                                                                  --------------

================================================================================
ITALY:                                                                     8.61%
--------------------------------------------------------------------------------
Automobiles
       324,000  Fiat S.p.A.                                            5,572,781

Banking
     3,000,000  Banca Nazionale del Lavoro                             6,306,645
       444,500  Banca Popolare di Bergamo                              7,095,230
                (Note A, p. 9)
     6,751,924  IntesaBci S.p.A.                                      16,682,554

Broadcasting & Publishing
             1  Seat Pagine Gialle S.p.A.                                      1

Conglomerates
       153,200  Italmobiliare S.p.A. RNC                               2,346,432

Energy Sources
     3,525,550  ENI S.p.A.                                            43,730,846

Financial Services
     1,160,000  San Paolo IMI S.p.A.                                  12,161,177

Food & Household Products
     1,000,000  Parmalat Finanziaria S.p.A.                            2,630,044

Insurance
     2,063,500  Unipol S.p.A. RNC (Note A, p. 9)                       2,773,640

Telecommunications
     2,016,000  Olivetti S.p.A. (Note A, p. 9)                         1,986,937
     1,351,000  Telecom Italia Mobile S.p.A. ORD                       6,553,113
     1,356,700  Telecom Italia S.p.A. ORD                             10,235,369
       416,800  Telecom Italia S.p.A. RNC                              1,767,579

Textiles/Apparel
       240,000  Benetton Group S.p.A.                                  2,260,564

Utilities-Electric, Gas & Water
       121,500  Enel S.p.A.                                              712,077
                                                                  --------------

Total Italian Stocks
(Cost $182,905,498)                                                  122,814,989
                                                                  --------------


6 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Shares                  Description                                 Market Value
================================================================================
JAPAN:                                                                    31.03%
--------------------------------------------------------------------------------
Appliances & Household Durables
       550,000  Matsushita Electric Industrial                    $    6,736,012
                Co., Ltd.

Automobiles
       579,000  Aisin Seiki Co., Ltd. (Note A, p. 9)                   7,504,026
     5,100,000  Fuji Heavy Industries Ltd.                            23,444,340
       730,000  Honda Motor Co., Ltd.                                 23,698,514

Banking
       127,800  Bank of Iwate                                          4,181,025
     1,142,300  Eighteenth Bank Ltd.                                   4,580,315
       228,000  Higo Bank                                                726,785
     2,238,000  Kagoshima Bank                                         8,391,796
           100  Miyazaki Bank                                                310
       258,000  Oita Bank                                              1,062,646
       692,000  San-in Godo Bank Ltd.                                  3,041,758
     3,500,000  Sumitomo Trust & Banking Co., Ltd.                    17,322,371
         4,000  UFJ Holdings, Inc. (Notes A & B, p. 9)                19,864,104

Business & Public Services
       327,000  Toppan Printing Co., Ltd.                              3,085,941

Chemicals
     1,425,000  Mitsui Chemicals Inc.                                  4,171,839

Construction & Housing
       776,000  Daito Trust Construction Co., Ltd.                    12,530,827
     4,000,000  Daiwa House Industry Co., Ltd.                        29,192,180

Cosmetics & Toiletries
     1,284,000  Lion Corp.                                             5,170,036

Data Processing
       491,000  Canon Inc.                                            13,468,416

Electrical & Electronics
       665,800  Futaba Corp.                                          17,202,113
     2,537,000  Hitachi Ltd.                                          16,876,444
       612,800  Hitachi Maxell Ltd.                                    7,972,928
       430,000  Mitsubishi Electric Corp.                              1,514,974
       373,000  Nichicon Corp., Ltd.                                   4,267,863
       666,000  Sharp Corp.                                            5,977,854

Financial Services
       316,000  Takefuji Corp.                                        24,917,371

Food & Household Products
     1,861,200  Nichirei Corp.                                         5,948,470

Health & Personal Care
       728,000  Daiichi Pharmaceutical Co., Ltd.                      15,267,175

Insurance
     4,357,000  AIOI Insurance Co., Ltd.                              14,509,931

Machinery & Engineering
     3,615,000  Mitsubishi Heavy Industries Ltd.                      12,524,074
        91,000  Yamatake Corp.                                           641,221

Merchandising
       831,000  Canon Sales Co., Inc.                                  6,238,948

Metal-Steel
       849,000  Kurimoto Ltd.                                          1,837,446
       997,500  Tokyo Steel Manufacturing Co., Ltd.                    3,522,754
       197,000  Toyo Seikan Kaisha Ltd.                                2,668,862

Paper & Forest Products
     4,000,000  Oji Paper Co., Ltd.                                   20,098,984

Recreation
     1,100,000  Yamaha Corp.                                           7,935,575

Telecommunications
         1,129  Nippon Telegraph & Telephone Corp.                     5,265,699

Textiles/Apparel
     2,239,000  Tokyo Style Co., Ltd. (Note A, p. 9)                  21,392,676

Transportation-Shipping
     6,795,000  Mitsui O.S.K. Lines Ltd. (Note A, p. 9)               14,193,062

Utilities-Electric, Gas & Water
       997,000  Kyushu Electric Power Co., Inc.                       17,730,391
       500,000  Tohoku Electric Power Co., Inc.                        8,996,728

Wholesale & International Trade
     3,754,000  Marubeni Corp., (Note B, p. 9)                         4,125,274
     1,800,000  Mitsubishi Corp. (Note A, p. 9)                       12,864,692
                                                                  --------------

Total Japanese Stocks
(Cost $558,733,695)                                                  442,664,750
                                                                  --------------

================================================================================
NETHERLANDS:                                                               1.13%
--------------------------------------------------------------------------------
Chemicals
       302,500  DSM N.V.                                               9,043,278

Insurance
       266,000  ING Groep N.V.                                         7,124,216
                                                                  --------------

Total Netherlands Stocks
(Cost $19,895,574)                                                    16,167,494
                                                                  --------------

================================================================================
NEW ZEALAND:                                                               0.76%
--------------------------------------------------------------------------------
Telecommunications
     6,054,115  Telecom Corp. of New Zealand Ltd.                     10,859,673
                (NVP)
                                                                  --------------

Total New Zealand Stocks
(Cost $14,445,115)                                                    10,859,673
                                                                  --------------

================================================================================
NORWAY:                                                                    2.39%
--------------------------------------------------------------------------------
Banking
       378,800  Sparebanken                                           10,030,988

Energy Sources
       447,900  Norsk Hydro A.S.A.                                    16,428,502

Paper & Forest Products
       517,000  Norske Skogindustrier A.S.A.                           7,690,071
                                                                  --------------

Total Norwegian Stocks
(Cost $28,243,969)                                                    34,149,561
                                                                  --------------

================================================================================
SINGAPORE:                                                                 0.22%
--------------------------------------------------------------------------------
Banking
       285,165  United Overseas Bank Ltd.                              1,549,240

Machinery & Engineering
           750  Keppel Fels Energy                                           654


                                     Schedule of Investments--Stock Portfolios 7

================================================================================
Shares                  Description                                 Market Value
================================================================================
Telecommunications
     1,632,000  Singapore Telecommunications Ltd.                 $    1,654,901
                (Note A, p. 9)
                                                                  --------------

Total Singapore Stocks
(Cost $6,774,981)                                                      3,204,795
                                                                  --------------

================================================================================
SPAIN:                                                                     3.96%
--------------------------------------------------------------------------------
Banking
     1,568,000  Banco Bilbao Vizcaya Argentaria S.A.                  16,124,626

Construction & Housing
       261,300  Grupo Dragados S.A.                                    3,198,356

Energy Sources
       696,400  Repsol S.A.                                           10,013,387

Metal-Steel
       210,000  Aceralia Corporacion Siderurgica S.A.                  1,756,305

Telecommunications
       890,000  Telefonica S.A.                                        9,832,724

Utilities-Electric, Gas & Water
     1,140,800  Iberdrola S.A.                                        15,520,862
                                                                  --------------

Total Spanish Stocks
(Cost $78,425,091)                                                    56,446,260
                                                                  --------------

================================================================================
SWEDEN:                                                                    0.93%
--------------------------------------------------------------------------------
Appliances & Household Durables
       272,000  Electrolux AB                                          2,827,575

Banking
     1,500,000  Nordea AB                                              7,304,944

Paper & Forest Products
       170,000  Holmen AB (Note A, p. 9)                               3,104,601
                                                                  --------------

Total Swedish Stocks
(Cost $16,367,722)                                                    13,237,120
                                                                  --------------

================================================================================
SWITZERLAND:                                                               1.27%
--------------------------------------------------------------------------------
Insurance
       184,000  Swiss Re (Note B, p. 9)                               18,077,113

Machinery & Engineering
             5  Bobst AG                                                   6,185
                                                                  --------------

Total Swiss Stocks
(Cost $16,946,184)                                                    18,083,298
                                                                  --------------

================================================================================
UNITED KINGDOM:                                                           12.60%
--------------------------------------------------------------------------------
Banking
     1,160,000  Lloyds TSB Group plc                                  11,084,926
       950,000  Royal Bank of Scotland Group plc                      20,921,695

Beverage & Tobacco
     2,200,000  British American Tobacco plc                          19,438,315

Chemicals
     3,070,000  Elementis plc                                          1,748,926

Construction & Housing
       694,500  Barratt Developments plc                               3,083,477
     1,981,200  George Wimpey plc                                      5,169,971

================================================================================
Quantity                Description                                 Market Value
================================================================================
Energy Sources
     1,983,700  Shell Transport & Trading Co., plc                $   14,873,310

Health & Personal Care
     3,425,508  Smith & Nephew plc                                    17,374,229

Insurance
     1,417,600  CGNU plc                                              17,495,883
     3,085,636  Royal & Sun Alliance Insurance                        15,446,257
                Group plc

Leisure & Tourism
       947,300  Rank Group plc                                         2,621,706
       619,500  Six Continents plc                                     5,646,697
     1,800,000  Thistle Hotels plc                                     2,408,104

Merchandising
     2,011,546  Safeway plc                                            9,463,274

Metal-Steel
     3,887,098  Corus Group plc                                        2,500,144

Miscellaneous Materials
     1,200,000  Rexam plc                                              6,143,754

Telecommunications
       726,254  British Telecom                                        3,630,186
     2,100,000  Vodafone Group plc                                     4,630,971

Utilities-Electric, Gas & Water
     1,203,836  AWG plc                                               10,353,440
     2,489,800  Lattice Group plc                                      5,710,189
                                                                  --------------

Total United Kingdom Stocks
(Cost $214,348,808)                                                  179,745,454
                                                                  --------------

Total Equities
(Cost  $1,728,280,057)                                             1,362,949,677
                                                                  --------------

================================================================================
REPURCHASE AGREEMENT:                                                      0.97%
--------------------------------------------------------------------------------
    13,772,000  State Street Bank & Trust Co.,                        13,772,000
                Repurchase Agreement,
                dated 09/28/2001, 2.95%,
                maturing 10/01/2001 for
                $13,775,386 collateral
                12,115,000 principal amount
                U.S. Treasury Bond, 6.625%,
                02/15/2027, value $14,052,818
                                                                  --------------

Total Repurchase Agreement
(Cost $13,772,000)                                                    13,772,000
                                                                  --------------

================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $1,742,052,057)               96.50%      $1,376,721,677
(Note D, p. 9)
Cash and Other Assets, Less Liabilities                3.50           49,961,316
                                                     -------      --------------
(Note E, p. 9)
Net Assets (Equivalent to $14.16
per share based on 100,753,651
shares of capital stock outstanding)                 100.00%      $1,426,682,993
                                                     =======      ==============


8 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                                    Unrealized
                                                  Contract         Appreciation/
Quantity       Description                         Amount         (Depreciation)
--------------------------------------------------------------------------------
370            Australian SPI                    $13,565,692      $     466,017
               Index December 2001

350            Japanese TSE Topix                 30,888,833         (1,168,644)
               December 2001

1,300          Swedish OMX                         8,235,195            317,184
               Index October 2001
                                                                  --------------

Total Long Stock Index Futures Contracts                          $    (385,443)
                                                                  --------------

================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity                Description                                 Market Value
--------------------------------------------------------------------------------
4,915,331            Australian Dollar                            $    2,431,369
3,424,381            British Pound                                     5,034,351
7,751,988            Canadian Dollar                                   4,908,807
9,721,527            Euro                                              8,847,073
21,550,655           Hong Kong Dollar                                  2,763,082
1,227,561,828        Japanese Yen                                     10,297,473
304,069              New Zealand Dollar                                  123,680
8,644,090            Norwegian Krone                                     974,059
5,323,152            Singapore Dollar                                  3,012,451
9,739,883            Swedish Krona                                       912,171
262,056              Swiss Franc                                         161,923
                                                                  --------------

Total Foreign Currencies                                          $   39,466,439
                                                                  --------------

----------
(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(B)   Non-income-producing security
(C)   Explanation of abbreviations:
      Stamm-German Ordinary Share
      Vorzug-German Preference Share
      ORD-Italian Ordinary Share
      RNC-Italian Savings Share
(D) At September 30, 2001, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $48,465,735 and gross unrealized depreciation of investments was $413,796,115 resulting in net unrealized depreciation of $365,330,380 (excluding foreign currency transactions).
(E) Includes $915,103 (Australian Dollar), $1,658,837 (Japanese Yen), $738,752 (Swedish Krona) U.S. Dollar equivalents pledged as collateral for futures transactions.
(F)   Allocation of assets by industry as of September 30, 2001:
      Appliances & Household Durables                                      0.67%
      Automobiles                                                          7.12
      Banking                                                             16.34
      Beverage & Tobacco                                                   1.36
      Broadcasting & Publishing                                            0.30
      Building Materials                                                   0.53
      Business & Public Services                                           0.34
      Chemicals                                                            3.74
      Conglomerates                                                        0.16
      Construction & Housing                                               3.73
      Cosmetics & Toiletries                                               0.36
      Data Processing                                                      0.94
      Electrical & Electronics                                             5.31
      Energy Sources                                                       8.96
      Financial Services                                                   3.75
      Food & Household Products                                            0.60
      Health & Personal Care                                               3.30
      Insurance                                                            7.62
      Leisure & Tourism                                                    0.75
      Machinery & Engineering                                              0.88
      Merchandising                                                        1.10
      Metal-Steel                                                          2.54
      Miscellaneous Materials                                              0.43
      Paper & Forest Products                                              4.03
      Real Estate                                                          0.86
      Recreation                                                           0.56
      Retail                                                               1.14
      Telecommunications                                                   4.95
      Textiles/Apparel                                                     1.95
      Tires & Rubber                                                       0.82
      Transportation-Road & Rail                                           0.51
      Transportation-Shipping                                              1.00
      Utilities-Electric, Gas & Water                                      7.69
      Wholesale & International Trade                                      1.19
      Repurchase Agreement                                                 0.97
      Cash and Other Assets, Less Liabilities                              3.50
                                                                         ------
      Total                                                              100.00%
                                                                         ======

See Notes to Financial Statements.


                                     Schedule of Investments--Stock Portfolios 9

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                   Bernstein Emerging Markets Value Portfolio
                               September 30, 2001
--------------------------------------------------------------------------------

================================================================================
Shares                  Description                                Market Value*
================================================================================
EQUITIES:                                                                 96.92%
================================================================================
ARGENTINA:                                                                 4.16%
--------------------------------------------------------------------------------
Banking
       170,000  BBVA Banco Frances S.A. ADR                       $    1,519,800

Beverage & Tobacco
        95,000  Quilmes Industrial S.A.                                1,048,800

Energy
     4,750,000  Perez Companc S.A. (Class B)                           4,798,412

Food & Household Products
       650,000  Garovaglio y Zorraquin S.A.                              100,769
                 (Note A, p.14)

Metal-Steel
     3,342,088  Siderca S.A.I.C.                                       4,378,967

Real Estate
     4,083,346  IRSA Inversiones y                                     4,002,440
                Representaciones S.A.

Telecommunications
       227,000  Telecom Argentina Stet-France                          1,972,630
                Telecom S.A. ADR

Utilities-Electric, Gas & Water
     3,550,000  Central Costanera S.A. (Class B)                       1,668,817
                (Note C, p. 14)
     1,943,759  Central Puerto S.A.                                    1,263,683
                                                                  --------------

Total Argentine Stocks
(Cost $47,288,632)                                                    20,754,318
                                                                  --------------

================================================================================
BRAZIL:                                                                    7.54%
--------------------------------------------------------------------------------
Banking
   723,505,865  Banco Bradesco S.A. (PFD)                              2,871,828

Beverage & Tobacco
       800,000  Souza Cruz S.A.                                        3,352,039

Miscellaneous Materials
       290,000  Companhia Vale do Rio Doce                             5,478,863
        85,000  Companhia Vale do Rio Doce (PFD)                       1,679,012

Paper & Forest Products
   388,271,014  Votorantim Cellulose Papel S.A. (PFD)                 10,124,388

Steel Producers
       210,000  Usinas Siderurgicas de Minas                             311,897
                Gerais S.A.

Telecommunications
   450,572,617  Tele Norte Leste Participacoes S.A.                    3,691,560
    52,758,602  Tele Norte Leste Participacoes                           477,847
                S.A. (PFD)

Utilities-Electric, Gas & Water
 1,237,700,000 Companhia Paranaense                               $    9,677,490
                de Energia
                                                                  --------------

Total Brazilian Stocks
(Cost $32,429,898)                                                    37,664,924
                                                                  --------------

================================================================================
CHILE:                                                                     2.77%
--------------------------------------------------------------------------------
Banking
       324,500  Banco BHIF S.A. ADR                                    4,106,710

Beverage & Tobacco
       371,000  Compania Cervecerias Unidas S.A.                       6,535,907
                ADR

Miscellaneous Materials
       124,500  Cristalerias de Chile S.A. ADR                         2,255,990

Multi-Industry
       150,000  Quinenco S.A. ADR                                        900,000
                                                                  --------------

Total Chilean Stocks
(Cost $14,340,417)                                                    13,798,607
                                                                  --------------

================================================================================
CHINA:                                                                     8.02%
--------------------------------------------------------------------------------
Appliances & Household Durables
    15,300,000  Guangdong Kelon Electrical                             2,373,614
                Holdings Co., Ltd. (Note A, p. 14)

Chemicals
    22,000,000  Beijing Yanhua Petrochemical Co., Ltd.                 1,777,037
    16,500,000  Jilin Chemical Industrial Co.,                           983,717
                Ltd. (Note C, p.14)
    50,600,000  Shanghai Petrochemical Co., Ltd.                       4,735,945

Energy Sources
     1,235,000  CNOOC Ltd.                                             1,227,162
    33,260,000  Yanzhou Coal Mining Co., Ltd.                         10,021,283

Expressways
    41,717,000  Jiangsu Expressway Co., Ltd.                           7,702,094
    30,000,000  Shenzhen Expressway Co., Ltd.                          5,461,888

Utilities-Electric, Gas & Water
       250,500  Huaneng Power International Inc. ADR                   5,769,015
                                                                  --------------

Total Chinese Stocks
(Cost $46,076,172)                                                    40,051,755
                                                                  --------------

================================================================================
CZECH REPUBLIC:                                                            0.93%
--------------------------------------------------------------------------------
Utilities-Electric, Gas & Water
     2,880,000  CEZ                                                    4,638,117
                                                                  --------------

Total Czech Republic Stocks
(Cost $7,631,625)                                                      4,638,117
                                                                  --------------

================================================================================
GREECE:                                                                    4.29%
--------------------------------------------------------------------------------
Banking
       339,000  Alpha Bank S.A.                                        5,960,353
        96,155  Commercial Bank of Greece S.A.                         2,479,915

Metal-Nonferrous
        94,810  Aluminum of Greece S.A.                                2,512,527

*See Note 1, page 26 in Notes to Financial Statements.


10 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Shares                  Description                                 Market Value
================================================================================
Telecommunications
       431,700  Hellenic Telecommunications S.A.                  $    3,432,015
                ADR
       222,560  Hellenic Telecommunications S.A.                       3,601,173

Transportation-Shipping
       938,600  Attica Enterprises Holding S.A.                        3,450,858
                                                                  --------------

Total Greek Stocks
(Cost $36,024,509)                                                    21,436,841
                                                                  --------------

================================================================================
INDIA:                                                                     2.52%
--------------------------------------------------------------------------------
Automobiles
       300,000  Bajaj Auto Ltd.                                        1,542,947

Chemicals
       730,000  Indo Gulf Fertilisers & Chemicals                        365,000
                Corp., Ltd. GDR
       285,000  Indo Gulf Fertilisers & Chemicals                        179,578
                Corp., Ltd. GDR, Rule 144A
     4,771,400  Indo Gulf Fertilisers & Chemicals                      3,006,431
                Corp., Ltd.

Financial Services
     1,859,116  Industrial Credit & Investment                         1,839,690
                Corp. of India Ltd.

Health & Personal Care
             1  Dr. Reddy's Laboratories Ltd.                                 37

Machinery & Engineering
       310,000  Ashok Leyland Ltd. GDR                                 1,139,901
       590,355  Ashok Leyland Ltd.                                       723,601

Metal-Aluminum
     1,400,000  National Aluminum Corp., Ltd.                          1,340,021

Utilities-Electric, Gas & Water
       622,000  BSES Ltd.                                              2,441,204
                                                                  --------------

Total Indian Stocks
(Cost $17,202,483)                                                    12,578,410
                                                                  --------------

================================================================================
INDONESIA:                                                                 6.84%
--------------------------------------------------------------------------------
Banking
    89,863,000  PT Bank Central Asia (Note A, p. 14)                  12,728,470

Beverage & Tobacco
     5,020,000  PT Gudang Garam Tbk                                    5,171,259

Building Materials
       800,000  PT Semen Gresik Tbk                                      605,717

Chemicals
    29,596,000  PT Indorama Synthetics                                 1,524,389

Food & Household Products
     5,026,100  Golden Agri-Resources Ltd.                               241,769
    13,699,800  PT Sinar Mas Agro Resources &                          1,129,008
                Technology Corp.

Paper & Forest Products
       656,500  Asia Pulp & Paper Co., Ltd. ADR                           32,825
                (Note A, p. 14)

Retail
    64,500,000  PT Matahari Putra Prima Tbk                            3,288,952

Telecommunications
    34,500,000  PT Telekomunikasi Indonesia                            9,417,976
                (Local)
                                                                  --------------

Total Indonesian Stocks
(Cost $54,650,353)                                                    34,140,365
                                                                  --------------

================================================================================
ISRAEL:                                                                    6.56%
--------------------------------------------------------------------------------
Banking
     3,500,000  Bank Leumi Le-Israel                                   6,437,428
     5,203,338  Israel Discount Bank                                   3,797,063

Chemicals
    11,100,000  Israel Chemicals Ltd.                                  9,942,848

Electrical & Electronics
     1,095,000  Scitex Corp., Ltd. (Note A, p. 14)                     4,259,550

Retail
     1,051,000  Supersol Ltd.                                          3,689,963

Telecommunications
     4,260,000  Bezeq The Israeli                                      4,655,187
                Telecommunication Corp., Ltd.
                                                                  --------------

Total Israeli Stocks
(Cost $41,688,518)                                                    32,782,039
                                                                  --------------

================================================================================
MALAYSIA:                                                                  7.82%
--------------------------------------------------------------------------------
Automobiles
     2,273,896  Oriental Holdings Berhad                               1,831,085
     9,825,000  Tan Chong Motor Holdings Berhad                        3,309,474
     1,728,000  UMW Holdings Berhad                                    3,137,684

Banking
     5,650,000  Public Bank Berhad (Foreign)                           3,865,789

Building Materials
           500  Cement Industries of Malaysia                                324
                Berhad

Construction
     1,500,000  IJM Corp., Berhad                                      1,736,842
     2,000,000  Road Builder Holdings Berhad                           2,368,421

Leisure & Tourism
     4,602,000  Berjaya Land Berhad                                      781,129

Mining
     6,881,800  Malaysia Mining Corp., Berhad                          3,296,020

Miscellaneous Materials
     7,010,000  Golden Hope Plantations Berhad                         5,755,579
     1,822,000  Kuala Lumpur Kepong Berhad                             2,493,263

Real Estate
     1,212,000  IOI Properties Berhad                                  1,435,263
     3,693,000  S P Setia Berhad Group                                 2,050,587

Utilities-Electric, Gas & Water
     1,858,000  Malakoff Berhad                                        4,400,526
     4,137,600  YTL Power International Berhad                         2,580,556
                                                                  --------------

Total Malaysian Stocks
(Cost $44,698,504)                                                    39,042,542
                                                                  --------------


                                    Schedule of Investments--Stock Portfolios 11

================================================================================
Shares                  Description                                 Market Value
================================================================================
MEXICO:                                                                    7.20%
--------------------------------------------------------------------------------
Beverage & Tobacco
       290,000  Panamerican Beverages Inc.                        $    4,886,500

Chemicals
     4,562,200  Cydsa S.A.                                             1,918,301

Financial Services
     4,360,000  Grupo Financiero Banorte S.A. de                       6,370,651
                C.V. (Note A, p. 14)

Food & Household Products
       494,000  Grupo Minsa S.A. de C.V. ADR                             711,409
                (Note A, p. 14)

Merchandising
        92,250  Controladora Comercial Mexicana                        1,088,024
                S.A. de C.V. GDR
    10,140,000  Controladora Comercial Mexicana                        6,022,391
                S.A. de C.V.

Metal-Nonferrous
     1,175,144  Grupo Mexico S.A. (NVP)                                1,667,659

Metal-Steel
       345,000  Grupo Industrial Saltillo S.A. de                        261,117
                C.V. (Series B)
     2,292,000  Hylsamex S.A. (Note A, p. 14)                            915,547

Paper & Forest Products
       100,000  Grupo Industrial Durango S.A. ADR                        551,870
                (Note A, p. 14)

Telecommunications
       245,650  America Movil S.A. de C.V. -                           3,642,990
                Series 'L', ADR
       245,650  Telefonos de Mexico S.A. ADR                           7,932,038
                                                                  --------------

Total Mexican Stocks
(Cost $58,205,470)                                                    35,968,497
                                                                  --------------

================================================================================
PHILIPPINES:                                                               5.49%
--------------------------------------------------------------------------------
Banking
     6,665,940  Equitable PCI Bank                                     3,115,532
     1,800,000  Metropolitan Bank & Trust Co.                          6,765,336
                (Note A, p. 14)

Food & Household Products
    28,836,830  Universal Robina Corp.                                 2,358,611

Multi-Industry
    72,608,800  JG Summit Holding Inc.                                 2,092,717

Real Estate
    10,000,000  Ayala Land Inc.                                          837,390
    57,108,500  Robinson's Land Corp.,-Series 'B'                      1,779,428
    19,400,000  SM Prime Holdings                                      2,266,797

Transportation-Shipping
    26,057,000  William Gothong & Aboitiz Inc.                           679,969
                (Note A, p. 14)

Utilities-Electric, Gas & Water
    11,400,000  Manila Electric Co.                                    7,548,199
                                                                  --------------

Total Philippine Stocks
(Cost $56,208,278)                                                    27,443,979
                                                                  --------------

================================================================================
POLAND:                                                                    1.90%
--------------------------------------------------------------------------------
Energy Sources
     1,151,000  Polski Koncern Naftowy Orlen S.A.                      4,200,829

Financial Services
        85,000  Bank Polska Kasa Opieki S.A.                           1,321,484
                (Note A, p. 14)

Telecommunications
     1,431,000  Telekomunikacja Polska S.A.                            3,967,935
                                                                  --------------

Total Polish Stocks
(Cost $13,325,340)                                                     9,490,248
                                                                  --------------

================================================================================
PORTUGAL:                                                                  0.36%
--------------------------------------------------------------------------------
Banking
             1  Banco Comercial Portugues S.A.                                 4

Food & Household Products
       223,615  Modelo Continente S.A.                                   221,816

Paper & Forest Products
     1,910,226  Portucel-Empresa Produtora de                          1,599,328
                Pasta e Papel S.A.
                                                                  --------------

Total Portuguese Stocks
(Cost $2,835,432)                                                      1,821,148
                                                                  --------------

================================================================================
SOUTH AFRICA:                                                              9.21%
--------------------------------------------------------------------------------
Banking
     2,196,946  ABSA Group Ltd.                                        9,071,798

Chemicals
     4,163,000  AECI Ltd.                                              7,291,405

Communication Services
       397,400  Primedia Ltd.                                            167,401
     1,416,700  Primedia Ltd. Units                                      612,478

Food & Household Products
       756,500  Tongaat-Hulett Group Ltd.                              3,522,135

Insurance
     3,580,000  Sanlam Ltd.                                            3,655,025

Merchandising
     2,365,400  Shoprite Hldgs Ltd.                                    1,625,713

Metal-Steel
     2,008,266  S.A. Iron & Steel Industrial                           5,587,824
                Corp., Ltd. (Note A, p. 14)

Paper & Forest Products
     1,680,000  Sappi Ltd.                                            14,451,693
                                                                  --------------

Total South African Stocks
(Cost $62,476,306)                                                    45,985,472
                                                                  --------------

================================================================================
SOUTH KOREA:                                                               8.84%
--------------------------------------------------------------------------------
Banking
        70,000  H&CB                                                   1,503,068
       920,000  Shinhan Bank (Note A, p. 14)                           6,970,552

Building Materials
       261,510  Hanil Cement Manufacturing Co., Ltd.                   4,111,162
       342,510  Hankuk Glass Industries Inc.                           4,255,109


12 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Shares                  Description                                 Market Value
================================================================================
Chemicals
       567,777  Hyosung T&C Co., Ltd.                             $    4,528,283

Construction & Housing
     1,000,000  Daelim Industrial Co., Ltd.                            7,860,429

Food & Household Products
        27,620  Lotte Confectionery Co., Ltd.                          4,342,101

Metal-Steel
        47,580  Pohang Iron & Steel Co., Ltd.                          2,944,560

Telecommunications
        21,715  Korea Telecom Corp., ADR                                 397,167

Utilities-Electric, Gas & Water
       367,000  Korea Electric Power Corp.                             5,910,276
       109,300  Seoul City Gas Co., Ltd.                               1,341,104
                                                                  --------------

Total South Korean Stocks
(Cost $49,777,564)                                                    44,163,811
                                                                  --------------

================================================================================
TAIWAN:                                                                    4.27%
--------------------------------------------------------------------------------
Banking
     8,800,000  International Commercial                               4,207,476
                Bank of China

Building Materials
    12,516,420  Asia Cement Corp.                                      3,826,376

Electrical & Electronics
    14,177,365  Acer Inc.                                              4,210,895
     3,750,000  Compal Electronics Inc.                                2,803,535

Food & Household Products
     6,859,072  Great Wall Enterprises Co.                             1,609,924

Metal-Steel
     5,683,289  China Steel Corp.                                      2,000,926
       338,650  China Steel Corp., GDS                                 2,218,157

Real Estate
     3,832,920  Pacific Construction                                     448,710
                                                                  --------------

Total Taiwanese Stocks
(Cost $45,083,173)                                                    21,325,999
                                                                  --------------

================================================================================
THAILAND:                                                                  4.02%
--------------------------------------------------------------------------------
Banking
    24,800,000  Siam Commercial Bank Public Co.,                       8,222,073
                Ltd. (Foreign) (PFD) (Note A, p. 14)

Building Materials
       706,800  Siam City Cement Public Co., Ltd.                      2,319,460
                (Foreign)

Chemicals
     4,940,000  National Petrochemical Public                          3,331,086
                Co., Ltd. (Foreign)

Food & Household Products
     1,552,300  Saha Pathana Inter-Holding Ltd.                        2,233,023
                (Foreign)
       496,500  Thai Union Frozen Products Public                        736,548
                Co., Ltd.

================================================================================
Quantity                Description                                 Market Value
================================================================================
Insurance
       374,100  Ayudhya Insurance Public Co.,                     $      748,368
                Ltd. (Foreign)
       444,000  Bangkok Insurance Public Co.,                          1,566,824
                Ltd. (Foreign)

Telecommunications
    14,440,100  Jasmine International Public Co.,                        941,252
                Ltd. (Foreign) (Note A, p. 14)
                                                                  --------------

Total Thai Stocks
(Cost $31,972,944)                                                    20,098,634
                                                                  --------------

================================================================================
TURKEY:                                                                    4.18%
--------------------------------------------------------------------------------
Appliances & Household Durables
   357,075,000  Arcelik A.S.                                           1,507,135

Automobiles
   190,000,000  Ford Otomotiv Sanayi A.S.                              1,135,065
   530,000,000  Tofas Turk Otomobil Fabrikasi                          2,959,740
                A.S. (Note A, p. 14)

Banking
 1,874,999,945  Turkiye Garanti Bankasi A.S.                           1,521,916
 4,109,514,961  Yapi ve Kredi Bankasi A.S.                             6,004,161
                (Note C, p. 14)

Building Materials
   232,399,510  Baticim Bati Anadolu Cimento                             565,908
                Sanayii A.S.

Chemicals
   169,957,000  Sasa Sun'i Ve Sentetik Elyaf                             971,183

Energy Sources
 1,055,250,000  Tupras-Turkiye Petrol                                  5,892,954
                Rafinerileri A.S.

Miscellaneous Materials
    25,000,000  Brisa Bridgestone Sabanci Lastik                         320,617
                San. Ve Tic A.S.
                                                                  --------------

Total Turkish Stocks
(Cost $35,205,388)                                                    20,878,679
                                                                  --------------

Total Equities
(Cost $697,121,006)                                                  484,064,385
                                                                  --------------

================================================================================
REPURCHASE AGREEMENT:                                                      1.37%
--------------------------------------------------------------------------------
     6,834,000  State Street Bank & Trust Co.,                         6,834,000
                Repurchase Agreement, dated
                09/28/01, 2.95%, maturing
                10/01/01 for $6,835,680,
                collateral 6,010,000
                principal amount U.S.
                Treasury Bond, 6.625%,
                02/15/27, value $6,971,312
                                                                  --------------

Total Repurchase Agreement
(Cost $6,834,000)                                                      6,834,000
                                                                  --------------


                                    Schedule of Investments--Stock Portfolios 13

================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $703,955,006)                 98.29%        $490,898,385
(Note D, below)
Cash and Other Assets, Less Liabilities                1.71            8,516,097
                                                     -------        ------------
Net Assets (Equivalent to $12.48
per share based on 40,029,208
shares of capital stock outstanding)                 100.00%        $499,414,482
                                                     =======        ============

================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity                Description                                Market Value
--------------------------------------------------------------------------------
678,765            Argentine Peso                                  $    678,893
994,736            Brazilian Real                                       372,142
1,224,605          Czech Koruna                                          32,870
844,817            Euro                                                 768,826
7,090,304          Hong Kong Dollar                                     909,072
48,607,091         Indian Rupee                                       1,015,822
(20,308,689,155)  Indonesian Rupiah                                  (2,092,062)
7,727,986          Israeli Shekel                                     1,774,509
5,028,938          Malaysian Ringgit                                  1,323,405
19,653             Mexican Peso                                           2,066
15,956,461         New Taiwan Dollar                                    462,372
559,382            Philippine Peso                                       10,893
7,363              Polish Zloty                                           1,745
58,552             Singapore Dollar                                      33,136
19,287,770         South African Rand                                 2,138,109
2,810,799          Thailand Baht                                         63,178
611,901,772        Turkish Lira                                             397
                                                                   -------------

Total Foreign Currencies                                           $  7,495,373
                                                                   -------------

----------
(A)   Non-income-producing security
(B)   Explanation of abbreviations:
      ADR-American Depository Receipts
      PFD-Preference Shares
      GDR-Global Depository Receipts
      GDS-Global Depository Share
      NVP-Non-Voting Preference Shares
(C)   Affiliated company (see Note 3B of the Notes to Financial Statements)
(D) At September 30, 2001, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $42,592,257 and gross unrealized depreciation of investments was $255,648,878 resulting in net unrealized depreciation of $213,056,621 (excluding foreign currency transactions).
(F)   Allocation of assets by industry as of September 30, 2001:
      Appliances & Household Durables                                      0.78%
      Automobiles                                                          2.12
      Banking                                                             18.25
      Beverage & Tobacco                                                   2.96
      Building Materials                                                   3.61
      Chemicals                                                            8.12
      Conglomerates                                                        0.66
      Construction                                                         0.35
      Construction & Housing                                               1.57
      Communication Services                                               0.15
      Electrical & Electronics                                             2.26
      Energy                                                               0.96
      Energy Sources                                                       4.27
      Expressways                                                          2.63
      Financial Services                                                   1.91
      Food & Household Products                                            3.44
      Insurance                                                            1.20
      Leisure                                                              0.16
      Machinery & Engineering                                              0.37
      Merchandising                                                        1.75
      Metal-Aluminum                                                       0.27
      Metal-Nonferrous                                                     0.84
      Metal-Steel                                                          3.67
      Mining                                                               0.66
      Miscellaneous Materials                                              3.81
      Multi-Industry                                                       0.60
      Paper & Forest Products                                              5.36
      Real Estate                                                          2.57
      Retail                                                               1.40
      Steel Producers                                                      0.06
      Telecommunications                                                   9.87
      Transportation-Shipping                                              0.83
      Utilities-Electric, Gas & Water                                      9.46
      Repurchase Agreement                                                 1.37
      Cash and Other Assets, Less Liabilities                              1.71
                                                                         ------
      Total                                                              100.00%
                                                                         ======

See Notes to Financial Statements.


14 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

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FA_91_11/01

Sanford C. Bernstein Fund, Inc.

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                                  ANNUAL REPORT
                               SEPTEMBER 30, 2001

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Schedule of Investments
Taxable Bond
Portfolios

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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
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Intermediate Duration
--------------------------------------------------------------------------------
Short Duration Plus
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Government Short Duration

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                         Sanford C. Bernstein Fund, Inc.
                        Report of Independent Accountants

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To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Intermediate Duration Portfolio, Bernstein Short Duration Plus Portfolio and Bernstein Government Short Duration Portfolio (three of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
November 15, 2001

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                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    Bernstein Intermediate Duration Portfolio
                               September 30, 2001
--------------------------------------------------------------------------------
Principal Amount          Description                              Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                   20.95%
--------------------------------------------------------------------------------
Commercial Paper: 11.63%
$ 31,000,000  Household Finance Corp.,                           $    30,971,773
              Discount rate 2.98%, 10/12/2001
  62,000,000  General Electric Capital Corp.,                         61,927,666
              Discount rate 3.00%, 10/15/2001
  62,000,000  State Street Boston Corp.,                              61,927,667
              Discount rate 3.00%, 10/15/2001
  62,000,000  AIG Funding Inc.,                                       61,926,461
              Discount rate 3.05%, 10/15/2001
  31,000,000  Goldman Sachs Group Inc.                                30,963,231
              Discount rate 3.05%, 10/15/2001
                                                                 ---------------
Total Commercial Paper (Cost $247,716,798)                           247,716,798
                                                                 ---------------

Repurchase Agreement: 9.32%
 198,665,000  State Street Bank & Trust Co.,                         198,665,000
              Repurchase Agreement, Dated
              09/28/01, 3.30%, maturing
              10/01/01 for $198,719,633,
              collateral 195,995,000 principal
              amount FHLB, 5.00%, 02/28/03,
              value $202,660,790 (Note A, p. 4)
                                                                 ---------------

Total Repurchase Agreement
(Cost $198,665,000)                                                  198,665,000
                                                                 ---------------

Total Short-Term Investments
(Cost $446,381,798)                                                  446,381,798
                                                                 ---------------
================================================================================
U.S. TREASURY NOTES:                                                      14.72%
--------------------------------------------------------------------------------
  20,000,000  6.50%, 05/31/2002                                       20,528,200
  60,000,000  6.00%, 08/15/2004                                       64,425,000
 220,900,000  4.625%, 05/15/2006                                     228,631,500
                                                                 ---------------

Total U.S. Treasury Notes (Cost $311,553,887)                        313,584,700
                                                                 ---------------
================================================================================
U.S. TREASURY BOND:                                                        2.53%
--------------------------------------------------------------------------------
  54,190,000  5.375%, 02/15/2031                                      53,851,312
                                                                 ---------------
Total U.S. Treasury Bond (Cost $52,950,260)                           53,851,312
                                                                 ---------------
================================================================================
U.S. GOVERNMENT AGENCIES:                                                  6.12%
--------------------------------------------------------------------------------
  49,350,000  Federal Home Loan Mortgage Corp.,                       51,402,072
              5.25%, 02/15/2004
  52,660,000  Federal Home Loan Mortgage Corp.,                       55,342,500
              5.50%, 07/15/2006
  23,380,000  Federal Home Loan Mortgage Corp.,                       23,708,723
              5.50%, 09/15/2011
                                                                 ---------------
Total U.S. Government Agencies
(Cost $127,337,794)                                                  130,453,295
                                                                 ---------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                   29.74%
--------------------------------------------------------------------------------
   1,366,107  Federal National Mortgage                                1,419,890
              Association Pool #527056,
              7.00%, 04/01/2015
     808,186  Federal National Mortgage                                  840,004
              Association Pool #541326,
              7.00%, 05/01/2015
   1,293,794  Federal National Mortgage                                1,344,731
              Association Pool #568077,
              7.00%, 02/01/2016
   1,005,643  Federal National Mortgage                                1,045,235
              Association Pool #253707,
              7.00%, 04/01/2016
  17,415,000  Federal National Mortgage                               17,703,392
              Association Pool TBA,
              6.00%, 10/25/2016 (Notes A & B, p. 4)
  92,855,000  Federal National Mortgage                               95,640,650
              Association Pool TBA,
              6.50%, 10/25/2016 (Notes A & B, p. 4)
  98,480,000  Federal National Mortgage                              102,387,687
              Association Pool TBA,
              7.00%, 10/25/2016 (Notes A & B, p. 4)
          46  Federal Home Loan Mortgage Corp.                                49
              Pool #C80297, 8.50%, 05/01/2025
      19,280  Government National Mortgage                                20,533
              Association Pool #442121,
              8.50%, 11/15/2026
      40,478  Government National Mortgage                                42,071
              Association Pool #780651,
              7.00%, 10/15/2027
   6,640,394  Federal Home Loan Mortgage Corp.                         6,625,852
              Pool #C01163, 6.00%, 03/01/2031
   1,499,910  Federal Home Loan Mortgage Corp.                         1,496,626
              Pool #C48292, 6.00%, 03/01/2031
  14,895,941  Federal Home Loan Mortgage Corp.                        14,863,318
              Pool #C48479, 6.00%, 03/01/2031
 166,056,291  Federal National Mortgage                              172,593,928
              Association Pool #535996,
              7.50%, 06/01/2031
  55,515,000  Federal Home Loan Mortgage Corp.                        55,410,632
              6.00%, 10/15/2031 (Notes A & B, p. 4)
  75,355,000  Government National Mortgage                            77,097,207
              Association Pool TBA,
              6.50%, 10/15/2031 (Notes A & B, p. 4)
  83,655,000  Federal National Mortgage                               85,066,260
              Association Pool TBA,
              6.50%, 10/25/2031
              (Notes A & B, p. 4)
                                                                 ---------------
Total Mortgage Pass-Throughs
(Cost $626,564,274)                                                  633,598,065
                                                                 ---------------
================================================================================
FINANCE:                                                                  14.68%
--------------------------------------------------------------------------------
   1,145,000  Conseco Inc.,                                              956,075
              8.75%, 02/09/2004

*See Note 1, page 26 in Notes to Financial Statements.


                              Schedule of Investments--Taxable Bond Portfolios 1

================================================================================
Principal Amount          Description                               Market Value
================================================================================
$ 41,240,000  Merrill Lynch & Co., Inc.,                         $    42,479,262
              5.35%, 06/15/2004
  28,000,000  Ford Motor Credit Co.,                                  29,124,228
              6.70%, 07/16/2004
  20,275,000  Morgan Stanley Dean Witter & Co.,                       20,980,915
              6.10%, 04/15/2006
  12,000,000  Washington Mutual Finance Corp.,                        12,584,340
              6.25%, 05/15/2006
  10,000,000  Citicorp,                                               10,297,860
              6.375%, 11/15/2008
   9,000,000  Household Finance Corp.,                                 9,284,193
              6.50%, 11/15/2008
     410,000  Lehman Brothers Holdings Inc.,                             441,173
              7.875%, 08/15/2010
  11,630,000  Citigroup Inc., Subordinated Notes,                     12,679,794
              Global Bond, 7.25%, 10/01/2010
  10,000,000  Unicredito Italiano Capital Trust II,                   11,275,360
              9.20%, 10/05/2010
  27,140,000  J.P. Morgan Chase & Co.,                                28,338,529
              6.75%, 02/01/2011
  10,515,000  General Motors Acceptance Corp.,                        10,329,326
              6.875%, 09/15/2011
   5,885,000  Banc One Corp.,                                          6,104,287
              7.625%, 10/15/2026
   4,810,000  Transamerica Capital II, Rule 144A,                      4,795,931
              7.65%, 12/01/2026
  23,735,000  HSBC Capital Funding LP,                                29,491,687
              Rule 144A, 10.176%, 06/30/2030
   4,050,000  American General Institutional                           4,584,648
              Capital II, 8.50%, 07/01/2030
  20,000,000  Verizon Global Funding Corp.,                           21,558,300
              7.75%, 12/01/2030
   7,250,000  Standard Chartered Bank                                  7,119,862
              Subordinated Note, Rule 144A,
              8.00%, 05/30/2031
   2,895,000  Citigroup Capital III,                                   2,922,977
              7.625%, 12/01/2036
   7,895,000  American General Institutional                           7,929,067
              Capital Series A, Rule 144A,
              7.57%, 12/01/2045
   4,425,000  American General Institutional                           4,758,247
              Capital Series B, Rule 144A,
              8.125%, 03/15/2046
   9,175,000  Royal Bank of Scotland Group plc                         9,275,007
              7.648%, 08/31/2049, Callable
              09/30/2031 @ 100.00
  24,290,000  Barclays Bank plc                                       25,489,610
              7.375%, 12/15/2049
                                                                 ---------------
Total Finance (Cost $305,543,736)                                    312,800,678
                                                                 ---------------
================================================================================
INDUSTRIAL:                                                               10.94%
--------------------------------------------------------------------------------
  37,020,000  Walt Disney Co.,                                        37,439,955
              4.875%, 07/02/2004
  25,000,000  Tyco International Ltd.                                 26,002,025
              6.375%, 02/15/2006
  21,220,000  Daimler Chrysler NA Holding                             21,493,186
              6.40%, 05/15/2006
  12,550,000  Bristol-Myers Squibb Co.,                               12,613,503
              4.75%, 10/01/2006
   4,395,000  International Paper Co.,                                 4,408,611
              6.75%, 09/01/2011
   4,640,000  Tyson Foods Inc.,                                        4,737,904
              8.25%, 10/01/2011
  21,300,000  Time Warner Inc. Debentures,                            24,377,403
              9.15%, 02/01/2023
   7,910,000  Champion International Corp.,                            7,600,853
              7.35%, 11/01/2025
  10,475,000  Sprint Capital Corp.,                                    9,455,751
              6.875%, 11/15/2028
  12,160,000  AT&T Corp.,                                             10,641,751
              6.50%, 03/15/2029
  16,530,000  Amerada Hess Corp.,                                     17,147,561
              7.875%, 10/01/2029
   5,450,000  Liberty Media Group Inc.,                                4,861,651
              Rule 144A, 8.25%, 02/01/2030
   8,500,000  Marconi Corp., plc,                                      3,017,483
              8.375%, 09/15/2030
  18,300,000  British Telecommunications plc                          20,699,295
              8.875%, 12/15/2030
  13,600,000  AT&T Wireless Services Inc.                             15,025,430
              Senior Notes, Rule 144A,
              8.75%, 03/01/2031
  13,550,000  WorldCom Inc.,                                          13,624,240
              8.25%, 05/15/2031
                                                                 ---------------
Total Industrial (Cost $231,740,598)                                 233,146,602
                                                                 ---------------
================================================================================
UTILITIES:                                                                 3.62%
--------------------------------------------------------------------------------
  10,500,000  KeySpan Corp.,                                          11,008,830
              6.15%, 06/01/2006
   5,850,000  TXU Corp., Senior Note,                                  6,045,209
              6.375%, 06/15/2006
   2,280,000  Calpine Energy Finance                                   2,229,031
              8.50%, 05/01/2008
  13,445,000  Phillips Petroleum Co.,                                 15,791,959
              8.75%, 05/25/2010
  16,000,000  Qwest Capital Funding Inc.,                             16,877,408
              7.90%, 08/15/2010
  16,580,000  Xcel Energy Inc., Senior Notes,                         17,535,439
              7.00%, 12/01/2010
   2,000,000  Calpine Corp.,                                           2,020,000
              8.50%, 02/15/2011
   5,160,000  Duke Energy Field Services,                              5,526,876
              8.125%, 08/16/2030
                                                                 ---------------
Total Utilities (Cost $72,145,117)                                    77,034,752
                                                                 ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                  10.61%
--------------------------------------------------------------------------------
  71,000,000  Daimler Chrysler Auto Trust                             74,106,250
              Series 2000-D Class A3,
              6.66%, 01/08/2005


2 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount          Description                               Market Value
================================================================================
$ 30,000,000  Citibank Credit Card Master Trust I                $    26,756,400
              Series 1997-6 Class A,
              6.323%, 08/15/2006
  13,925,000  Daimler Chrysler Auto Trust Series                      14,029,437
              2001-C Class A4, 4.63%, 12/06/2006
  12,815,000  MBNA Credit Card Master Note Trust                      13,423,713
              Series 2001-A1 Class A1,
              5.75%, 10/15/2008
  20,000,000  Fleet Credit Card Master Trust II                       20,834,400
              2001 B Class A, 5.60%, 12/15/2008
  14,775,000  Citibank Credit Issuance Trust                          16,252,500
              6.875%, 11/15/2009
  25,000,000  Citibank Credit Card Master Trust I                     26,047,000
              Series 1999-2 Class A,
              5.875%, 03/10/2011
  11,275,000  GS Mortgage Securities Corp., II                        11,866,937
              2001 Class A 2, 6.624%, 05/03/2018
  21,915,000  Credit Suisse First Boston                              22,816,145
              Mortgage Securities Corp.,
              Series 2001 CK1 Class A3,
              6.38%, 12/16/2035
                                                                 ---------------
Total Asset-Backed Securities
(Cost $218,868,645)                                                  226,132,782
                                                                 ---------------
================================================================================
HIGH YIELD:                                                                2.84%
--------------------------------------------------------------------------------
   1,845,000  Jones International Networks Ltd.,                       1,388,363
              11.75%, 07/01/2005,
              Callable 07/01/2003 @ 105.88
   2,410,000  Lyondell Chemical Co.,                                   2,223,225
              9.875%, 05/01/2007,
              Callable 05/01/2004 @ 104.94
   1,290,000  Six Flags, Inc., Senior Note,                            1,225,500
              9.75%, 06/15/2007
     920,000  Intermedia Communications Inc.,                            910,800
              Senior Discount Notes Series B,
              11.25%, 07/15/2007
   3,325,000  Global Crossing Holdings Ltd.                            1,413,125
              8.70%, 08/01/2007
   1,760,000  Mandalay Resort Group, Senior                            1,628,000
              Subordinated Note Series B,
              10.25%, 08/01/2007
      30,000  Host Marriott LP Series G,                                  26,850
              9.25%, 10/01/2007
   2,260,000  Fox Family Worldwide Inc.,                               2,373,000
              9.25%, 11/01/2007
     430,000  Sealy Mattress Co., Senior                                 402,050
              Subordinated Note, Rule 144A,
              9.875%, 12/15/2007
   3,120,000  Sealy Mattress Co., Senior                               2,917,200
              Subordinated Note, Rule 144A,
              9.875%, 12/15/2007,
              Callable 12/15/2002 @ 104.94
   2,140,000  United States Steel LLC, Senior                          1,968,800
              Notes, 10.75%, 08/01/2008
   2,150,000  iStar Financial Inc.,                                    2,080,454
              8.75%, 08/15/2008
     750,000  AmerisourceBergen Corp., Senior                            778,125
              Note 144A, 8.125%, 09/01/2008
     900,000  Park Place Entertainment Corp.,                            857,250
              Senior Subordinated Note,
              8.875%, 09/15/2008
   2,465,000  Echostar DBS Corp., Senior Note,                         2,421,862
              9.375%, 02/01/2009
     675,000  Triad Hospitals Inc., Senior Note                          695,250
              Series B, 8.75%, 05/01/2009
   1,640,000  Tembec Industries, Senior Note,                          1,664,600
              8.625%, 06/30/2009
   1,310,000  Huntsman ICI Chemicals,                                  1,133,150
              10.125%, 07/01/2009,
              Callable 07/01/2004 @ 105.06
   3,025,000  Sequa Corp., Senior Notes,                               2,601,500
              9.00%, 08/01/2009
   3,455,000  Allied Waste North America Inc.,                         3,472,275
              Series B, 10.00%, 08/01/2009,
              Callable 08/01/2004 @ 105
   2,175,000  Charter Communications                                   2,175,000
              Holdings LLC, Senior Note,
              10.75%, 10/01/2009
   2,525,000  Nextel Communications Inc., Senior                       1,571,813
              Serial Note, 9.375%, 11/15/2009,
              Callable 11/15/2004 @ 104.69
   1,290,000  AES Corp., Senior Notes, Rule 144A,                      1,115,850
              9.375%, 09/15/2010
   1,640,000  Adelphia Communications Corp.,                           1,467,800
              Senior Notes, 10.875%, 10/01/2010
   1,355,000  HCA Inc., Senior Note,                                   1,395,650
              7.875%, 02/01/2011
   3,160,000  Tembec Finance Corp., Senior Note,                       3,207,400
              8.50%, 02/01/2011
   5,250,000  Stone Container Corp.,                                   5,328,750
              9.75%, 02/01/2011
   1,100,000  Charter Communications Holdings,                         1,056,000
              Senior Note, Rule 144A,
              10.00%, 05/15/2011
   3,450,000  Felcor Lodging Ltd. Partnership,                         3,122,250
              Senior Note, Rule 144A,
              8.50%, 06/01/2011
   1,605,000  Lone Star Technologies Inc.,                             1,259,925
              Senior Subordinated Note, Rule 144A,
              9.00%, 06/01/2011
     400,000  Playtex Products Inc.,                                     406,000
              9.375%, 06/01/2011,
              Callable 06/01/2006 @ 104.69
     860,000  Adelphia Communications Corp.,                             752,500
              10.25%, 06/15/2011
   1,660,000  Applied Extrusion Technologies                           1,660,000
              Inc., Senior Note, Rule 144A,
              10.75%, 07/01/2011,
              Callable 07/01/06 @ 105.375


                              Schedule of Investments--Taxable Bond Portfolios 3

================================================================================
Principal Amount          Description                               Market Value
================================================================================
$    490,000  Sun International Hotels Series,                   $       421,400
              Rule 144A, 8.875%, 08/15/2011,
              Callable 08/15/06 @ 104.44
   3,300,000  Iron Mountain Inc.,                                      3,349,500
              8.625%, 04/01/2013,
              Callable 04/01/2006 @ 104.31
                                                                 ---------------
Total High Yield (Cost $64,991,922)                                   60,471,217
                                                                 ---------------
================================================================================
REAL ESTATE INVESTMENT TRUSTS:                                             1.53%
--------------------------------------------------------------------------------
   5,755,000  EOP Operating LP,                                        5,999,858
              6.50%, 01/15/2004
  12,885,000  ERP Operating LP,                                       13,598,017
              7.10%, 06/23/2004
  12,735,000  Security Capital Group Inc.,                            12,974,660
              6.95%, 06/15/2005
                                                                 ---------------
Total Real Estate Investment Trusts
(Cost $31,087,557)                                                    32,572,535
                                                                 ---------------
================================================================================
BRADY BOND:                                                                0.05%
--------------------------------------------------------------------------------
   1,465,000  Bulgaria (Republic of)                                   1,124,388
              4.563%, 01/28/2002
                                                                 ---------------
Total Brady Bond (Cost $1,154,589)                                     1,124,388
                                                                 ---------------
================================================================================
SOVEREIGN DEBT:                                                            0.87%
--------------------------------------------------------------------------------
  12,915,000  United Mexican States,                                  12,785,850
              8.375%, 01/14/2011
   5,085,000  United Mexican States,                                   4,572,686
              8.125%, 12/30/2019
   1,625,000  Philippines (Republic of)                                1,338,675
              10.625%, 03/16/2025
                                                                 ---------------
Total Sovereign Debt (Cost $19,119,107)                               18,697,211
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $2,509,439,284)                119.20%   $2,539,849,335
(Note C below)
Cash and Other Assets, Less Liabilities                (19.20)     (409,158,579)
                                                       -------   ---------------
Net Assets (Equivalent to $12.98
per share based on 164,207,483
shares of capital stock outstanding)                   100.00%   $2,130,690,756
                                                       =======   ===============
--------------------------------------------------------------------------------

(A)   Explanation of abbreviations:
      FHLB-Federal Home Loan Bank
      TBA-To Be Announced
(B)   When-issued security.
(C) At September 30, 2001, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $43,181,448 and gross unrealized depreciation of investments was $12,771,397 resulting in net unrealized appreciation of $30,410,051 (excluded foreign currency transactions).

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                     Bernstein Short Duration Plus Portfolio
                               September 30, 2001
--------------------------------------------------------------------------------
Principal Amount          Description                              Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                    5.12%
--------------------------------------------------------------------------------
Commercial Paper: 3.87%
$  1,965,000  Aspen Funding Corp., Discount                        $   1,965,000
              rate 3.40%, 10/01/2001
   5,400,000  Market Street Funding Corp.,                             5,398,188
              Discount rate 3.02%, 10/05/2001
   6,853,000  Concord Minutemen Capital Co. LLC,                       6,850,601
              Discount rate 3.15%, 10/05/2001
                                                                   -------------
Total Commercial Paper (Cost $14,213,789)                             14,213,789
                                                                   -------------

U.S. Government Agency: 0.05%
     200,000  Federal National Mortgage                                  199,555
              Association Discount Notes,
              Discount rate 3.34%, 10/25/2001
              (Note A, p. 7)
                                                                   -------------
Total U.S. Government Agency
(Cost $199,555)                                                          199,555
                                                                   -------------

Repurchase Agreement: 1.20%
   4,400,000  State Street Bank & Trust Co.,                           4,400,000
              Repurchase Agreement, Dated
              09/28/01, 3.10%, maturing 10/01/01
              for $4,401,137, collateral
              4,335,000 principal amount FNMA,
              5.00%, 02/14/03, value $4,492,144
              (Note B, p. 7)
                                                                   -------------
Total Repurchase Agreement
(Cost $4,400,000)                                                      4,400,000
                                                                   -------------
Total Short-Term Investments (Cost $18,813,344)                       18,813,344
                                                                   -------------
================================================================================
U.S. TREASURY NOTES:                                                      13.75%
--------------------------------------------------------------------------------
   1,025,000  5.75%, 10/31/2002                                        1,059,911
  35,000,000  4.00%, 04/30/2003                                       35,705,600
   5,070,000  5.75%, 08/15/2003                                        5,338,558
   5,500,000  4.75%, 02/15/2004                                        5,720,000
   2,600,000  5.25%, 05/15/2004                                        2,738,944
                                                                   -------------
Total U.S. Treasury Notes (Cost $50,274,248)                          50,563,013
                                                                   -------------
================================================================================
U.S. GOVERNMENT AGENCIES:                                                 16.27%
--------------------------------------------------------------------------------
  55,210,000  Federal Home Loan Mortgage Corp.,                       55,546,781
              3.50%, 09/15/2003
   4,000,000  Federal National Mortgage                                4,281,240
              Association, 6.00%, 12/15/2005
                                                                   -------------
Total U.S. Government Agencies
(Cost $59,087,493)                                                    59,828,021
                                                                   -------------

*See Note 1, page 26 in Notes to Financial Statements.


4 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount          Description                               Market Value
================================================================================
MORTGAGE DERIVATIVES:                                                     15.92%
--------------------------------------------------------------------------------
$  1,695,000  American Electric Power Co., Inc.                    $   1,723,289
              Series B, 5.50%, 05/15/2003
   3,087,623  Federal National Mortgage                                3,164,814
              Association Remic Trust 1992-76
              Class GA, 8.00%, 02/25/2007
   1,873,925  Federal National Mortgage                                1,927,800
              Association Remic Trust 1992-152
              Class L, 7.50%, 05/25/2007
   5,344,000  Federal Home Loan Mortgage Corp.,                        5,560,272
              Series 1624 Class KC,
              6.00%, 06/15/2008
   4,000,000  Federal National Mortgage                                4,148,720
              Association Remic Trust 1996-54
              Class C, 6.00%, 09/25/2008
   5,000,000  Federal Home Loan Mortgage Corp.,                        5,167,400
              Series 2117 Class PB,
              6.00%, 05/15/2009
   1,684,438  Federal Home Loan Mortgage Corp.,                        1,716,274
              Remic Trust Series 2006 Class K,
              6.50%, 05/15/2012
  73,806,694  Comm Series 2001-FL4A Class X1,                          1,276,856
              I/O, Rule 144A, 1.274%, 04/15/2013
   4,410,000  Federal National Mortgage                                4,608,450
              Association Remic Trust 1993-240
              Class PC, 6.25%, 07/25/2013
     951,722  Government National Mortgage                               952,911
              Association Series 1998-19
              Class DA, 6.15%, 06/20/2016
   4,393,217  Federal National Mortgage                                4,444,002
              Association Remic Trust 1998-12
              Class PD, 5.50%, 07/18/2019
   3,300,000  Federal National Mortgage                                3,395,700
              Association Remic Trust 1999-27
              Class CB, 6.00%, 07/25/2019
   4,725,000  Federal National Mortgage                                4,880,925
              Association Remic Trust 1993-79
              Class PH, 6.50%, 08/25/2020
   2,100,000  Federal Home Loan Mortgage Corp.,                        2,129,211
              Series 1686 Class PH,
              5.00%, 05/15/2021
   2,612,353  Federal Home Loan Mortgage Corp.,                        2,652,348
              Series 1763 Class H,
              8.25%, 07/15/2023
   1,490,909  Federal Home Loan Mortgage Corp.,                        1,517,745
              Preassign 00733, Series 2248
              Class G, 7.50%, 09/15/2027
     891,516  Federal Home Loan Mortgage Corp.,                          861,427
              Preassign 00423, Series 2116
              Class ZD, 6.25%, 01/15/2029
   4,400,000  Federal National Mortgage                                4,633,068
              Association Series 2001-T10
              Class A1, 7.50%, 02/25/2031
   3,764,050  Residential Funding Mortgage                             3,786,032
              Security I Series 2001-S12
              Class IA5, 6.75%, 06/25/2031
                                                                   -------------
Total Mortgage Derivatives (Cost $58,179,156)                         58,547,244
                                                                   -------------
================================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                     5.60%
--------------------------------------------------------------------------------
   4,000,000  Lehman Brothers Large Loan                               4,251,240
              Series 1997-LLI Class A2,
              6.84%, 09/12/2006
   6,000,000  Lehman Brothers Large Loan                               6,436,860
              Series 1997-L1I Class A3,
              6.90%, 03/12/2007
   4,000,000  Credit Suisse First Boston Mortgage                      3,998,280
              Securities Corp., Series 1998-FLA2
              Class D, 5.04%, 08/15/2013
   3,065,000  Merrill Lynch Mortgage Investors,                        3,258,340
              Inc. Series 1996-C1 Class A3,
              7.42%, 04/25/2028
   2,659,956  Ace Securities Corp., Series                             2,659,957
              2001-AQ1N Class N, Rule 144A,
              9.25%, 06/25/2030
                                                                   -------------
Total Commercial Mortgage-Backed Securities
(Cost $20,266,341)                                                    20,604,677
                                                                   -------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                    6.07%
--------------------------------------------------------------------------------
   2,792,759  Federal Home Loan Mortgage Corp.,                        2,988,252
              G90018, 9.00%, 03/17/2008
   4,083,260  Federal National Mortgage                                4,274,601
              Association Pool #190708,
              7.00%, 03/01/2009
   4,338,009  Government National Mortgage                             4,642,451
              Association Pool #780772,
              8.00%, 12/15/2017
  10,000,000  Federal National Mortgage                               10,396,800
              Association Pool TBA,
              7.50%, 10/25/2031
              (Notes B & C, p. 7)
                                                                   -------------
Total Mortgage Pass-Throughs
(Cost $22,048,355)                                                    22,302,104
                                                                   -------------
================================================================================
FINANCE:                                                                  15.92%
--------------------------------------------------------------------------------
   6,350,000  Transamerica Finance Corp.,                              6,391,370
              Medium-Term Notes Series F,
              6.80%, 12/14/2001
   5,000,000  Heller Financial Inc.,                                   5,192,325
              6.40%, 01/15/2003
   5,000,000  Textron Financial Corp.,                                 5,173,185
              Medium-Term Notes Series MTNE,
              5.95%, 03/15/2004
   5,000,000  International Lease Finance Corp.,                       5,130,300
              Medium-Term Notes,
              5.50%, 06/07/2004


                              Schedule of Investments--Taxable Bond Portfolios 5

================================================================================
Principal Amount          Description                               Market Value
================================================================================
$  7,095,000  Ford Motor Credit Co.                                $   7,379,872
              6.70%, 07/16/2004
   5,250,000  Capital One Bank,                                        5,309,351
              6.50%, 07/30/2004
   5,000,000  The MONY Group Inc.,                                     5,278,200
              7.45%, 12/15/2005
   4,000,000  Salomon Smith Barney Holdings                            4,125,624
              Inc. Global Senior Notes,
              5.875%, 03/15/2006
   3,700,000  Household Private Label Credit                           3,803,785
              Card Master Note Trust I Series
              2001-2 Class A, 4.95%, 06/16/2008
   3,963,290  Residential Funding Mortgage                             3,997,968
              Security I Series 2001-S7 Class A1,
              6.75%, 03/25/2016
   3,000,000  Impac Secured Assets Corp.,                              3,075,000
              Series 2001-4 Class A3,
              6.38%, 04/25/2024
   3,641,504  Delta Funding Home Equity Loan                           3,694,415
              Trust 1998-2 Class A3F,
              6.24%, 05/15/2025
                                                                   -------------
Total Finance (Cost $57,396,773)                                      58,551,395
                                                                   -------------
================================================================================
INDUSTRIAL:                                                               14.84%
--------------------------------------------------------------------------------
   3,180,000  Archstone Communities Trust                              3,183,632
              Medium-Term Notes,
              6.37%, 10/15/2001
   2,650,000  K.N. Energy Inc. Senior Notes,                           2,661,607
              6.45%, 11/30/2001
   5,550,000  General Dynamics Corp., Rule 144A,                       5,554,002
              3.733%, 12/03/2001
   4,200,000  TTX Co., Rule 144A,                                      4,278,011
              6.29%, 05/15/2002 (Note A, p. 7)
   4,970,000  Apache Corp.,                                            5,177,343
              9.25%, 06/01/2002
   2,060,000  Bombadier Capital Inc.                                   2,143,824
              Medium-Term Notes, Yankee Bond,
              Rule 144A, 7.30%, 12/15/2002
   2,065,000  Tele-Communications Inc. Senior                          2,167,930
              Notes, 8.25%, 01/15/2003
   4,200,000  Federated Department Stores Inc.                         4,445,242
              Senior Notes, 8.50%, 06/15/2003
   5,000,000  Continental Cablevision Inc.                             5,391,050
              Senior Notes, 8.625%, 08/15/2003
   7,860,000  FedEx Corp., Rule 144A,                                  7,762,520
              6.625%, 02/12/2004
   4,600,000  Worldcom Inc.                                            4,763,755
              6.50%, 05/15/2004
   6,900,000  Amerada Hess Corp.,                                      7,041,933
              5.30%, 08/15/2004
                                                                   -------------
Total Industrial (Cost $53,750,676)                                   54,570,849
                                                                   -------------
================================================================================
UTILITIES:                                                                 4.08%
--------------------------------------------------------------------------------
   4,590,000  Telecom de Puerto Rico Senior                            4,654,981
              Notes, 6.15%, 05/15/2002
   5,000,000  Sprint Capital Corp.,                                    5,097,705
              5.70%, 11/15/2003
   5,000,000  Progress Energy Inc. Senior Notes,                       5,263,125
              6.55%, 03/01/2004
                                                                   -------------
Total Utilities (Cost $14,482,692)                                   15,015,811
                                                                   -------------
================================================================================
TAXABLE MUNICIPAL:                                                         0.46%
--------------------------------------------------------------------------------
   1,690,000  Virgin Islands Public Finance                            1,690,000
              Authority Revenue Taxable
              Refunding Senior Lien Loan Notes
              Series B, 6.99%, 10/01/2001
                                                                   -------------
Total Taxable Municipal (Cost $1,690,000)                              1,690,000
                                                                   -------------
================================================================================
ASSET-BACKED SECURITY:                                                     2.23%
--------------------------------------------------------------------------------
   8,000,000  Conseco Finance Securitizations                          8,210,000
              Co. Series 2001-B Class 1A3,
              5.808%, 06/15/2032
                                                                   -------------
Total Asset-Backed Security (Cost $7,999,890)                          8,210,000
                                                                   -------------
================================================================================
REAL ESTATE INVESTMENT TRUSTS:                                             2.27%
--------------------------------------------------------------------------------
   3,555,000  Spieker Properties LP,                                   3,583,984
              7.58%, 12/17/2001
   1,070,000  EOP Operating LP,                                        1,078,320
              6.375%, 01/15/2002
   3,600,000  HRPT Properties Trust Senior Notes,                      3,686,962
              6.75%, 12/18/2002
                                                                   -------------
Total Real Estate Investment Trusts
(Cost $8,174,484)                                                      8,349,266
                                                                   -------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $372,163,452)                    102.53%   $ 377,045,724
(Note D, p. 7)
Cash and Other Assets, Less Liabilities                   (2.53)     (9,307,590)
                                                         -------   -------------
Net Assets (Equivalent to $12.69
per share based on 28,979,535
shares of capital stock outstanding)                     100.00%   $ 367,738,134
                                                         =======   =============
================================================================================
LONG FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                    Contract        Unrealized
Quantity    Description                              Amount        Appreciation
--------------------------------------------------------------------------------
     273    U.S. Treasury                         $56,638,969      $     763,546
            Note 2 Yr. Future
            December 2001
      10    Eurodollar Future                       2,381,185             35,690
            September 2002
      10    Eurodollar Future                       2,371,060             33,690
            December 2002
      10    Eurodollar Future                       2,365,310             30,940
            March 2003
      10    Eurodollar Future                       2,359,310             29,065
            June 2003
                                                                   -------------
Total Long Futures Contracts                                       $     892,931
                                                                   -------------


6 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                    Contract        Unrealized
Quantity    Description                              Amount       (Depreciation)
--------------------------------------------------------------------------------
     133    U.S. Treasury                         $14,038,140      $   (350,798)
            Note 5 Yr. Future
            December 2001
                                                                   -------------
Total Short Futures Contract                                       $   (350,798)
                                                                   -------------

--------------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for futures transactions.
(B)   Explanation of abbreviations:
      FNMA-Federal National Mortgage Association
      TBA-To Be Announced
      I/O-Interest Only
(C)   When-issued security.
(D) At September 30, 2001, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $5,191,441 and gross unrealized depreciation of investments was $309,169 resulting in net unrealized appreciation of $4,882,272 (excluded foreign currency transactions).

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                  Bernstein Government Short Duration Portfolio
                               September 30, 2001
--------------------------------------------------------------------------------
Principal Amount          Description                              Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                    2.76%
--------------------------------------------------------------------------------
Commercial Paper: 1.68%
$  1,705,000  Aspen Funding Corp., Discount                        $   1,705,000
              rate, 3.40%, 10/01/2001
                                                                   -------------
Total Commercial Paper (Cost $1,705,000)                               1,705,000
                                                                   -------------

U.S. Government Agency: 0.05%
      50,000  Federal National Mortgage                                   49,849
              Association Discount Notes,
              Discount rate, 3.50%, 11/01/2001
              (Note A, p. 8)
                                                                   -------------
Total U.S. Government Agency
(Cost $49,849)                                                            49,849
                                                                   -------------

Repurchase Agreement: 1.03%
   1,050,000  State Street Bank & Trust Co.,                           1,050,000
              Repurchase Agreement, Dated
              9/28/01, 3.10%, maturing 10/01/01
              for $1,050,271, collateral
              1,035,000 principal amount FNMA,
              5.00%, 02/14/03, value $1,072,519
              (Note B, p. 8)
                                                                   -------------
Total Repurchase Agreement
(Cost $1,050,000)                                                      1,050,000
                                                                   -------------
Total Short-Term Investments
(Cost $2,804,849)                                                      2,804,849
                                                                   -------------
================================================================================
U.S. TREASURY NOTES:                                                      31.44%
--------------------------------------------------------------------------------
  21,045,000  5.75%, 10/31/2002                                       21,761,793
  10,000,000  4.00%, 04/30/2003                                       10,201,600
                                                                   -------------
Total U.S. Treasury Notes (Cost $31,738,124)                          31,963,393
                                                                   -------------
================================================================================
U.S. GOVERNMENT AGENCIES:                                                 44.17%
--------------------------------------------------------------------------------
   2,685,000  Federal National Mortgage                                2,687,094
              Association, 4.625%, 10/15/2001
  17,945,000  Federal Home Loan Mortgage Corp.,                       18,054,465
              Debenture, 3.50%, 09/15/2003
  17,800,000  Federal Home Loan Mortgage Corp.,                       18,445,250
              Debenture, 5.00%, 05/15/2004
   5,575,000  Tennessee Valley Authority Global                        5,721,544
              Power Bond 2001 Series C,
              4.75%, 07/15/2004
                                                                   -------------
Total U.S. Government Agencies
(Cost $43,860,441)                                                    44,908,353
                                                                   -------------

*See Note 1, page 26 in Notes to Financial Statements.


                              Schedule of Investments--Taxable Bond Portfolios 7

================================================================================
Principal Amount          Description                               Market Value
================================================================================
MORTGAGE DERIVATIVES:                                                     18.72%
--------------------------------------------------------------------------------
$  1,111,544  Federal National Mortgage                            $   1,139,333
              Association Remic Trust 1992-76,
              8.00%, 02/25/2007
   1,346,435  Federal National Mortgage                                1,384,988
              Association Remic Trust 1992-18,
              7.50%, 03/25/2007
   2,055,085  Federal Home Loan Mortgage Corp.,                        2,091,049
              Series 1564 Class G,
              6.25%, 05/15/2007
     936,962  Federal National Mortgage                                  963,900
              Association Remic Trust 1992-152
              Class 152 L, 7.50%, 05/25/2007
   1,050,000  Federal Home Loan Mortgage Corp.,                        1,092,494
              Series 1624 Class KC,
              6.00%, 06/15/2008
   1,000,000  Federal Home Loan Mortgage Corp.,                        1,033,480
              Preassign 00360, 6.00%, 05/15/2009
   1,000,000  Federal Home Loan Mortgage Corp.,                        1,047,500
              Series 2129 Class K,
              6.00%, 02/15/2010
     481,268  Federal Home Loan Mortgage Corp.,                          490,364
              Series 2006 Class K,
              6.50%, 05/15/2012
   1,500,000  Federal National Mortgage                                1,567,500
              Association Remic Trust 1993-240
              Class PC, 6.25%, 07/25/2013
     243,609  Government National Mortgage                               243,913
              Association 1998-19 Class DA,
              6.15%, 06/20/2016
   1,647,456  Federal National Mortgage                                1,666,501
              Association Remic Trust 1998-12
              Class PD, 5.50%, 07/18/2019
   1,000,000  Federal National Mortgage                                1,029,000
              Association Remic Trust 1999-27
              Class CB, 6.00%, 07/25/2019
   1,000,000  Federal National Mortgage                                1,033,000
              Association Remic Trust 1993-079
              Class PH, 6.50%, 08/25/2020
   1,900,000  Federal Home Loan Mortgage Corp.,                        1,926,429
              Series 1686 PH, 5.00%, 05/15/2021
     352,577  Federal Home Loan Mortgage Corp.,                          340,677
              Preassign 00423, 6.25%, 01/15/2029
   1,000,000  Federal National Mortgage                                1,052,970
              Association Series 2001-T9
              Class A1, 7.50%, 02/25/2030
     917,615  Residential Funding Mortgage                               922,974
              Securities Inc. 2001-S12 Mortgage
              Certificate Class I A 5,
              6.75%, 06/25/2031
                                                                   -------------
Total Mortgage Derivatives (Cost $18,842,812)                         19,026,072
                                                                   -------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                    7.11%
--------------------------------------------------------------------------------
   1,939,224  Federal National Mortgage                                2,030,096
              Association Pool 190708,
              7.00%, 03/01/2009
   5,000,000  Federal National Mortgage                                5,198,400
              Association Pool TBA,
              7.50%, 10/25/2031
              (Notes B & C, below)
                                                                   -------------
Total Mortgage Pass-Throughs
(Cost $7,182,796)                                                      7,228,496
                                                                   -------------
================================================================================
ASSET-BACKED SECURITY:                                                     1.01%
--------------------------------------------------------------------------------
   1,000,000  Conseco Finance Securitizations                          1,026,250
              Co. 2001-B Class IA3,
              5.808%, 06/15/2032
                                                                   -------------
Total Asset-Backed Security (Cost $999,986)                            1,026,250
                                                                   -------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $105,429,008)                   105.21%    $ 106,957,413
(Note D, below)
Cash and Other Assets, Less Liabilities                  (5.21)      (5,293,858)
                                                        -------    -------------
Net Assets (Equivalent to $13.07
per share based on 7,779,332
shares of capital stock outstanding)                    100.00%    $ 101,663,555
                                                        =======    =============
================================================================================
LONG FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                    Contract        Unrealized
Quantity    Description                              Amount        Appreciation
--------------------------------------------------------------------------------
      32    U.S. Treasury                          $6,639,000      $      89,500
            Note 2 Yr. Future
            December 2001
                                                                   -------------
Total Long Futures Contract                                        $      89,500
                                                                   -------------

--------------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for futures transactions.
(B)   Explanation of abbreviations:
      FNMA-Federal National Mortgage Association
      TBA-To Be Announced
(C)   When-issued security.
(D) At September 30, 2001, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $1,534,882 and gross unrealized depreciation of investments was $6,477 resulting in net unrealized appreciation of $1,528,405 (excluded foreign currency transactions).


8 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

                       This page intentionally left blank.

FA_92_11/01

Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------

                                  ANNUAL REPORT
                               SEPTEMBER 30, 2001

--------------------------------------------------------------------------------

Schedule of Investments
Municipal Bond
Portfolios

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Diversified Municipal
--------------------------------------------------------------------------------
California Municipal
--------------------------------------------------------------------------------
New York Municipal
--------------------------------------------------------------------------------
Short Duration Diversified Municipal
--------------------------------------------------------------------------------
Short Duration California Municipal
--------------------------------------------------------------------------------
Short Duration New York Municipal

--------------------------------------------------------------------------------

                         Sanford C. Bernstein Fund, Inc.
                        Report of Independent Accountants

--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bernstein Diversified Municipal Portfolio, Bernstein California Municipal Portfolio, Bernstein New York Municipal Portfolio, Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio (six of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
November 15, 2001

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    Bernstein Diversified Municipal Portfolio
                               September 30, 2001
--------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     0.93%
--------------------------------------------------------------------------------
Tax-Exempt Variable-Rate Demand Notes: 0.93%
$ 3,100,000       California Infrastructure &                     $    3,100,000
                  Economic Development Bank
                  Revenue, Independent Systems
                  Operating Corporation Project C,
                  2.90%, 04/01/2009
  6,200,000       California Pollution Control                         6,200,000
                  Financing Authority Revenue,
                  Pacific Gas & Electric Series F,
                  Daily Floater, Putable Daily,
                  2.75%, 11/01/2026
  3,615,000       Harris County Health Facilities                      3,615,000
                  Development Corp., Texas Revenue,
                  St. Luke's Episcopal Hospital
                  Series A, Daily Floater, Putable
                  Daily, 2.70%, 02/15/2027
                                                                  --------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $12,915,000)                                                    12,915,000
                                                                  --------------
================================================================================
PREREFUNDED/ESCROWED:                                                     14.14%
--------------------------------------------------------------------------------
    350,000       Denver City & County, Colorado                         359,629
                  Airport Revenue Series A, AMT,
                  8.875%, 11/15/2012,
                  Prerefunded 11/15/2001 @ 102
  2,000,000       Montgomery County, Ohio Hospital                     2,009,660
                  Revenue, Grandview Hospital &
                  Medical Center, 5.25%, 12/01/2001,
                  Escrowed to Maturity
  1,370,000       Chicago, Illinois Series A, FGIC,                    1,381,053
                  5.50%, 01/01/2002,
                  Escrowed to Maturity
  3,435,000       Du Page County, Illinois                             3,539,974
                  Stormwater Project,
                  6.55%, 01/01/2021,
                  Prerefunded 01/01/2002 @ 102
  1,775,000       Philadelphia Hospitals & Higher                      1,838,456
                  Education Facilities Authority,
                  Pennsylvania Children's Hospital
                  Project Series A, 6.50%, 02/15/2021,
                  Prerefunded 02/15/2002 @ 102
  1,000,000       New York State Local Government                      1,043,920
                  Assistance Corporation Series D,
                  7.00%, 04/01/2018,
                  Prerefunded 04/01/2002 @ 102
  1,820,000       District of Columbia Series A,                       1,864,754
                  5.90%, 06/01/2002,
                  Escrowed to Maturity
  4,625,000       Florida State Board of Education                     4,803,987
                  Capital Outlay, Public Education,
                  Series C, 6.50%, 06/01/2008,
                  Prerefunded 06/01/2002 @ 101
  4,210,000       Sikeston, Missouri Electric                          4,407,028
                  Revenue MBIA, 6.25%, 06/01/2022,
                  Prerefunded 06/01/2002 @ 102
  3,865,000       New Jersey State Transportation                      3,969,587
                  Trust Fund Authority, Transportation
                  Systems, Series A, 6.00%, 06/15/2002,
                  Escrowed to Maturity
    760,000       Pennsylvania Intergovernmental                         780,406
                  Cooperation Authority Special Tax
                  Revenue, City of Philadelphia
                  Funding Program, 6.00%, 06/15/2002,
                  Escrowed to Maturity
  1,280,000       New York City Municipal Finance                      1,330,662
                  Authority, Water & Sewer System
                  Revenue Series B, 6.375%, 06/15/2022,
                  Prerefunded 06/15/2002 @ 101
  3,565,000       South Carolina State Public                          3,750,879
                  Service Authority Revenue, Santee
                  Cooper, Series D, AMBAC,
                  6.50%, 07/01/2024,
                  Prerefunded 07/01/2002 @ 102
  2,910,000       Tri-County Metropolitan                              3,020,202
                  Transportation District, Oregon
                  Light Rail Extension Series A,
                  5.95%, 07/01/2007,
                  Prerefunded 07/01/2002 @ 101
  3,335,000       Tri-County Metropolitan                              3,462,530
                  Transportation District, Oregon
                  Light Rail Extension Series A,
                  6.00%, 07/01/2012,
                  Prerefunded 07/01/2002 @ 101
  1,130,000       Massachusetts Municipal Wholesale                    1,190,986
                  Electric Co., Power Supply System
                  Revenue Series B, 6.75%, 07/01/2017,
                  Prerefunded 07/01/2002 @ 102
  3,600,000       Neshaminy School District,                           3,728,736
                  Pennsylvania, State Aid
                  Withholding, FGIC, 6.30%, 02/15/2013,
                  Prerefunded 08/15/2002 @ 100
  3,725,000       Harris County, Texas Toll Road                       3,935,388
                  Series A, AMBAC, 6.50%, 08/15/2017,
                  Prerefunded 08/15/2002 @ 102
  2,200,000       Jefferson County, Hospital                           2,329,690
                  Revenue, Kentucky Prerefunded
                  Registered Linked Aces & Inverse
                  Floaters Alliant Health Systems
                  Project, MBIA, 6.436%, 10/01/2014,
                  Prerefunded 10/01/2002 @ 102
  3,320,000       Plymouth County, Massachusetts                       3,544,996
                  Certificates of Participation
                  Series A, 7.00%, 04/01/2022,
                  Prerefunded 10/01/2002 @ 102

*See Note 1, page 26 in Notes to Financial Statements.


                            Schedule of Investments--Municipal Bond Portfolios 1

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$ 9,985,000       Denver City & County, Colorado                  $   10,738,568
                  Airport Revenue Series A,
                  7.25%, 11/15/2025,
                  Prerefunded 11/15/2002 @ 102
    505,000       Austin, Texas Utility System                           543,567
                  Revenue MBIA, 9.25%, 11/15/2002,
                  Escrowed to Maturity
  3,000,000       Lower Colorado River Authority,                      3,168,600
                  Texas Revenue, Fifth Supply
                  Series, FSA, 5.40%, 01/01/2007,
                  Prerefunded 01/01/2003 @ 102
  1,900,000       Lower Colorado River Authority,                      2,009,079
                  Texas Revenue, Fifth Supply
                  Series, FSA, 5.50%, 01/01/2008,
                  Prerefunded 01/01/2003 @ 102
  4,700,000       Chicago, Illinois, Emergency                         4,977,018
                  Telephone System, FGIC,
                  5.625%, 01/01/2023,
                  Prerefunded 01/01/2003 @ 102
  3,970,000       Nebraska Public Power District                       4,230,710
                  Revenue, Power Supply System,
                  MBIA, 6.125%, 01/01/2015,
                  Prerefunded 01/01/2003 @ 102
  4,970,000       Connecticut State Series A,                          5,303,487
                  5.70%, 03/15/2011,
                  Prerefunded 03/15/2003 @ 102
    375,000       Metropolitan Pier & Exposition                         396,847
                  Authority, Illinois, Dedicated
                  State Tax Revenue Series A,
                  5.90%, 06/15/2003,
                  Escrowed to Maturity
    375,000       Metropolitan Pier & Exposition                         396,848
                  Authority, Illinois, Dedicated
                  State Tax Revenue, McCormick
                  Place Series A, 5.90%, 06/15/2003,
                  Escrowed to Maturity
  1,060,000       Metropolitan Pier & Exposition                       1,152,655
                  Authority, Illinois, Dedicated
                  State Tax Revenue, FGIC,
                  6.50%, 06/15/2007,
                  Prerefunded 06/15/2003 @ 102
  3,255,000       Phoenix Civic Improvement                            3,523,245
                  Corporation, Arizona Wastewater
                  Systems Lease Revenue,
                  6.125%, 07/01/2014,
                  Prerefunded 07/01/2003 @ 102
  2,845,000       St. Louis Regional Convention                        3,131,605
                  and Sports Complex Authority,
                  Missouri Series C, 7.90%, 08/15/2021,
                  Prerefunded 08/01/2003 @ 100
  1,400,000       Missouri State Regional                              1,513,078
                  Convention and Sports Complex
                  Authority Series A, 6.80%, 08/15/2011,
                  Prerefunded 08/15/2003 @ 100
 2,375,000        Missouri State Regional                              2,571,128
                  Convention and Sports Complex
                  Authority Series A, 6.90%, 08/15/2021,
                  Prerefunded 08/15/2003 @ 100
  1,130,000       St. Louis Regional Convention                        1,225,372
                  and Sports Complex Authority,
                  Missouri Series B, 7.00%, 08/15/2011,
                  Prerefunded 08/15/2003 @ 100
    945,000       Grapevine-Colleyville Independent                    1,032,790
                  School District, Texas Series A,
                  AMBAC, 7.50%, 08/15/2003,
                  Escrowed to Maturity
  1,225,000       Montgomery County, Ohio Hospital                     1,295,401
                  Revenue, Grandview Hospital &
                  Medical Center, 5.25%, 12/01/2003,
                  Escrowed to Maturity
  3,000,000       Chicago, Illinois MBIA,                              3,243,750
                  6.50%, 01/01/2004,
                  Escrowed to Maturity
  8,150,000       District of Columbia Series B,                       8,978,692
                  6.00%, 06/01/2007,
                  Prerefunded 06/01/2004 @ 102
  3,875,000       Regional Transportation                              4,269,010
                  Authority, Illinois Series A,
                  AMBAC, 6.00%, 06/01/2008,
                  Prerefunded 06/01/2004 @ 102
    700,000       Metropolitan Pier & Exposition                         766,549
                  Authority, Illinois Dedicated
                  State Tax Revenue, McCormick
                  Place Series A, 5.70%, 06/15/2005,
                  Prerefunded 06/15/2004 @ 102
  1,620,000       Harris County, Texas Senior Lien                     1,811,192
                  Toll Road Series A, MBIA,
                  6.375%, 08/15/2024,
                  Prerefunded 08/15/2004 @ 102
  4,585,000       Texas Public Finance Authority                       4,979,172
                  Series A, 5.75%, 10/01/2009,
                  Prerefunded 10/01/2004 @ 100
  2,320,000       Texas Public Finance Authority                       2,519,450
                  Series A, 5.75%, 10/01/2011,
                  Prerefunded 10/01/2004 @ 100
  1,525,000       Cumberland County Municipal                          1,732,766
                  Authority, Pennsylvania Revenue, 1st
                  Mortgage Carlisle Hospital &
                  Health, 6.80%, 11/15/2023,
                  Prerefunded 11/15/2004 @ 102
  6,300,000       Cleveland, Ohio Public Power                         7,218,162
                  System Revenue, First Mortgage
                  Series A, MBIA, 7.00%, 11/15/2024,
                  Prerefunded 11/15/2004 @ 102
  2,330,000       Fulton County Building Authority,                    2,741,082
                  Georgia Series A, 8.75%, 01/01/2005,
                  Escrowed to Maturity
  1,530,000       New York City Series I,                              1,721,801
                  5.875%, 03/15/2013,
                  Prerefunded 03/15/2006 @ 101.50


2 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$ 1,035,000       Massachusetts Consolidated Loans                $    1,146,676
                  Series B, FGIC, 5.50%, 06/01/2012,
                  Prerefunded 06/01/2006 @ 101
  2,145,000       Nebraska Public Power District                       2,280,993
                  Revenue, Power Supply Systems
                  Series C, 4.75%, 01/01/2007,
                  Escrowed to Maturity
  4,775,000       Chicago, Illinois, Emergency                         5,228,673
                  Telephone System, FGIC,
                  5.50%, 01/01/2007,
                  Escrowed to Maturity
  1,000,000       Illinois Educational Facilities                      1,164,010
                  Authority Revenue, Loyola
                  University, Chicago Series A,
                  7.00%, 07/01/2007,
                  Escrowed to Maturity
     10,000       Connecticut State,                                      11,129
                  5.50%, 12/01/2007,
                  Escrowed to Maturity
  3,495,000       Ohio State Public Facilities                         3,763,486
                  Commission, Higher Education
                  Capital Facilities Series A,
                  AMBAC, 5.25%, 05/01/2009,
                  Escrowed to Maturity
    235,000       Palm Beach County Solid Waste                          270,182
                  Authority, Florida Revenue Series
                  A, AMBAC, 6.00%, 10/01/2009,
                  Escrowed to Maturity
  1,145,000       Montgomery County, Ohio Hospital                     1,235,272
                  Revenue, Grandview Hospital &
                  Medical Center, 5.40%, 12/01/2009,
                  Escrowed to Maturity
  2,100,000       Montgomery County, Ohio Hospital                     2,328,165
                  Revenue, Grandview Hospital &
                  Medical Center, 5.50%, 12/01/2010,
                  Prerefunded 12/01/2009 @ 100
  1,000,000       Montgomery County, Ohio Hospital                     1,115,570
                  Revenue, Grandview Hospital &
                  Medical Center, 5.60%, 12/01/2011,
                  Prerefunded 12/01/2009 @ 100
  2,755,000       Tarrant County Health Facilities                     2,964,408
                  Development Corp., Texas, Harris
                  Methodist Health System Series A,
                  5.125%, 09/01/2012,
                  Escrowed to Maturity
  4,100,000       North Carolina Municipal Power                       4,519,225
                  Agency No. 1, Catawba Electric
                  Revenue, 5.50%, 01/01/2013,
                  Escrowed to Maturity
  2,680,000       Pennsylvania State Turnpike                          2,752,119
                  Commission, Turnpike Revenue
                  Series M, FGIC, 6.50%, 12/01/2013,
                  Escrowed to Maturity
  2,045,000       Retama Development Corp., Texas,                     2,875,290
                  Special Facilities Revenue,
                  Retama Racetrack, 8.75%, 12/15/2013,
                  Escrowed to Maturity
    150,000       Florida State Board of Education                       210,460
                  Capital Outlay, 9.125%, 06/01/2014,
                  Escrowed to Maturity
    950,000       Massachusetts, Water Pollution                       1,028,451
                  Abatement Series B, 5.25%, 08/01/2014,
                  Escrowed to Maturity
  4,985,000       Retama Development Corp., Texas,                     7,086,422
                  Special Facilities Revenue,
                  Retama Racetrack, 8.75%, 12/15/2018,
                  Escrowed to Maturity
  1,000,000       Bell County Health Facilities                        1,172,080
                  Development Corp., Texas,
                  Lutheran General Health Care
                  System, 6.50%, 07/01/2019,
                  Escrowed to Maturity
  4,940,000       Rhode Island Depositors Economic                     5,428,813
                  Protection Corp. Series A, FSA,
                  5.75%, 08/01/2019,
                  Escrowed to Maturity
  1,500,000       Rhode Island Depositors Economic                     1,611,660
                  Protection Corp. Series A, FSA,
                  5.50%, 08/01/2020,
                  Escrowed to Maturity
  1,605,000       North Carolina Eastern Municipal                     1,832,172
                  Power Agency, Power System
                  Revenue Series A, 6.00%, 01/01/2026,
                  Prerefunded 01/01/2022 @ 100
  5,780,000       Rhode Island Depositors Economic                     6,817,394
                  Protection Corp. Series A,
                  6.375%, 08/01/2022,
                  Escrowed to Maturity
                                                                  --------------
Total Prerefunded/Escrowed
(Cost $185,225,324)                                                  196,326,797
                                                                  --------------
================================================================================
INFLATION ADJUSTED:                                                        1.94%
--------------------------------------------------------------------------------
  1,000,000       Orlando, Florida Waste Water                         1,010,000
                  System Revenue Series A, Variable
                  Rate CPI Bond, MBIA,
                  3.17%, 10/01/2002
  1,560,000       Orlando, Florida Waste Water                         1,586,520
                  System Revenue Series A, Variable
                  Rate CPI Bond, 3.19%, 10/01/2003
  1,900,000       Orlando, Florida Waste Water                         1,930,400
                  System Revenue Series A, Variable
                  Rate CPI Bond, 3.21%, 10/01/2004
  2,050,000       Orlando, Florida Waste Water                         2,077,675
                  System Revenue Series A, Variable
                  Rate CPI Bond, 3.23%, 10/01/2005
  2,165,000       Orlando, Florida Waste Water                         2,186,650
                  System Revenue Series A, Variable
                  Rate CPI Bond, 3.25%, 10/01/2006
  1,790,000       Orlando, Florida Waste Water                         1,790,000
                  System Revenue Series A, Variable
                  Rate CPI Bond, 3.27%, 10/01/2007


                            Schedule of Investments--Municipal Bond Portfolios 3

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$ 5,965,000       Orlando, Florida Waste Water                    $    5,965,000
                  System Revenue Series A, Variable
                  Rate CPI Bond, Mandatory Put
                  10/01/2007, 3.27%, 10/01/2015
  5,685,000       Illinois Development Finance                         5,685,000
                  Authority, Adventist Health
                  System Series B, Variable Rate
                  CPI Bond, MBIA, 4.20%, 01/01/2019
  4,750,000       Delaware Valley Regional Finance                     4,797,500
                  Authority, Pennsylvania Local
                  Government Revenue Series A,
                  Variable Rate CPI Bond, AMBAC,
                  Mandatory Put 07/01/2007,
                  6.02%, 07/01/2027
                                                                  --------------
Total Inflation Adjusted
(Cost $25,700,039)                                                    27,028,745
                                                                  --------------
================================================================================
INSURED:                                                                  30.71%
--------------------------------------------------------------------------------
  2,000,000       Philadelphia, Pennsylvania Water                     2,038,900
                  & Wastewater Revenue, FSA,
                  5.00%, 06/15/2002
  2,000,000       Honolulu City & County, Hawaii                       2,041,500
                  Series A, FGIC, 5.00%, 07/01/2002
  1,900,000       Pima County, Arizona, FGIC,                          1,939,710
                  5.00%, 07/01/2002
  1,560,000       Rockdale County Water & Sewer                        1,592,604
                  Authority, Georgia Revenue Series B,
                  MBIA, 5.00%, 07/01/2002
  5,180,000       Gulf Coast Water Authority,                          5,287,589
                  Texas, Water System Contract
                  Revenue Series A, AMBAC,
                  4.625%, 08/15/2002
  2,945,000       San Antonio Independent School                       3,066,628
                  District, Texas, PSF Guaranteed,
                  7.00%, 08/15/2002
    595,000       Austin, Texas Utility System                           640,095
                  Revenue MBIA, 9.25%, 11/15/2002
  4,295,000       Nassau County, New York Series C,                    4,431,066
                  FSA, 5.125%, 01/01/2003
  1,800,000       Chicago, Illinois O'Hare                             1,855,044
                  International Airport Revenue
                  Series A, MBIA, 5.25%, 01/01/2003
  2,860,000       Pike Township School Building                        2,932,787
                  Corp., Indiana Refunding First
                  Mortgage, FGIC, 4.50%, 01/15/2003
 12,095,000       New Jersey State Transit Corp.,                     12,209,661
                  Capital Grant Anticipation Notes
                  Series A, AMBAC, 5.00%, 02/01/2003
  3,200,000       Chicago Public Building                              3,311,904
                  Commission, Illinois Revenue
                  Series C, FGIC, 5.125%, 02/01/2003
  1,525,000       Carroll Independent School                           1,574,608
                  District, Texas Series A, PSF
                  Guaranteed, 5.00%, 02/15/2003
  2,160,000       Plano Independent School                             2,259,101
                  District, Texas, PSF Guaranteed,
                  6.00%, 02/15/2003
  1,625,000       Hawaii State Series CN, FGIC,                        1,706,851
                  6.25%, 03/01/2003
  3,000,000       New York State Thruway Authority,                    3,154,890
                  Highway & Bridge Trust Fund
                  Series B, AMBAC, 6.00%, 04/01/2003
  2,640,000       Blair County Convention and                          2,760,595
                  Sports Facilities Authority,
                  Pennsylvania Revenue, FSA,
                  5.40%, 05/01/2003
  1,215,000       Walled Lake Consolidated School                      1,281,910
                  District, Michigan, MBIA,
                  6.00%, 05/01/2003
  3,000,000       Reedy Creek Improvement District,                    3,123,690
                  Florida Refunding Series A, AMBAC,
                  5.00%, 06/01/2003
  1,000,000       New Jersey State Transportation                      1,059,580
                  Trust Fund Authority Series A,
                  AMBAC, 6.00%, 06/15/2003
  4,290,000       Phoenix Civic Improvement Corp.,                     4,501,240
                  Arizona Municipal Facilities
                  Excise Tax Revenue, FGIC,
                  5.25%, 07/01/2003
  2,400,000       Pima County, Arizona, FGIC,                          2,518,176
                  5.25%, 07/01/2003
 12,710,000       Rockdale County Water & Sewer                       13,318,046
                  Authority, Georgia Revenue Series B,
                  MBIA, 5.25%, 07/01/2003
  3,000,000       Kentucky State Property &                            3,135,270
                  Buildings Commission Refunding
                  Project Number 69 Series B, FSA,
                  5.00%, 08/01/2003
  2,500,000       Kentucky State Property &                            2,612,725
                  Buildings Commission Refunding
                  Project Number 69 Series C, FSA,
                  5.00%, 08/01/2003
  7,345,000       New York City Series A-1, AMBAC,                     7,835,132
                  6.25%, 08/01/2003
  2,620,000       Lewisville Independent School                        2,783,174
                  District, Texas, PSF Guaranteed,
                  6.00%, 08/15/2003
  3,005,000       New Haven, Connecticut Series B,                     3,209,039
                  FSA, 5.75%, 11/01/2003
  4,500,000       Metropolitan Football Stadium                        4,202,550
                  District, Colorado Sales Tax
                  Revenue, Series B, MBIA,
                  0.00%, 01/01/2004
  2,300,000       Du Page County, Illinois                             2,422,176
                  Transportation Revenue, FSA,
                  5.25%, 01/01/2004
  2,870,000       Clark County Public Utility                          3,072,191
                  District No. 1, Washington
                  Generating System Revenue, FGIC,
                  6.00%, 01/01/2004


4 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$ 3,130,000       Plano Independent School                        $    3,353,232
                  District, Texas, PSF Guaranteed,
                  6.00%, 02/15/2004
  3,590,000       Kansas City, Missouri Passenger                      3,751,622
                  Facility Charge Revenue,
                  AMBAC, 5.00%, 04/01/2004
  3,190,000       Illinois State MBIA,                                 3,390,555
                  5.50%, 04/01/2004
    405,000       Niagara Frontier Authority, New                        411,427
                  York Airport Revenue, Greater
                  Buffalo International Airport,
                  AMBAC, AMT, 5.75%, 04/01/2004
  1,425,000       Louisiana State Series B, FSA,                       1,518,808
                  5.50%, 04/15/2004
  2,410,000       Louisville and Jefferson County                      2,773,790
                  Metropolitan Sewer District,
                  Kentucky Sewer and Drainage
                  Systems Revenue Series A, FGIC,
                  9.00%, 05/15/2004
  2,260,000       Pennsylvania Economic Development                    2,317,336
                  Financing Authority Revenue,
                  Northwestern Human Services
                  Series A, ACA, 4.60%, 06/01/2004
  1,000,000       District of Columbia Series B-3,                     1,058,980
                  MBIA, 5.20%, 06/01/2004
  3,770,000       New Jersey State Transportation                      4,034,805
                  Trust Fund Authority Series A,
                  FSA, 5.50%, 06/15/2004
  1,000,000       Port of Portland, Oregon Airport                     1,042,950
                  Revenue, AMT Refunding
                  International Airport 15B, FGIC,
                  4.50%, 07/01/2004
  1,700,000       Louisville and Jefferson County                      1,781,532
                  Kentucky Regional Airport Authority,
                  Airport Systems Revenue,
                  Series A, FSA, 5.00%, 07/01/2004
  1,265,000       Rhode Island State Economic                          1,335,056
                  Development Corp. Revenue,
                  Providence Place Mall Senior Note
                  Obligation, Asset Guaranty,
                  5.45%, 07/01/2004
  2,750,000       Maricopa County Unified School                       2,965,765
                  District No. 69, Arizona,
                  Paradise Valley Project of 1999
                  Series A, MBIA, 5.75%, 07/01/2004
  4,030,000       Regional Transportation Authority,                   4,331,806
                  Illinois, MBIA, 5.75%, 07/01/2004
  2,000,000       Kentucky State Property &                            2,115,400
                  Buildings Commission Refunding
                  Project Number 69 Series C, FSA,
                  5.00%, 08/01/2004
  1,065,000       Bethlehem Area School                                1,114,650
                  District, Pennsylvania, FGIC,
                  4.50%, 09/01/2004
  2,945,000       Pittsburgh School District,                          3,164,020
                  Pennsylvania Series A, AMBAC,
                  5.50%, 09/01/2004
  2,430,000       Tampa, Florida Utility Tax & Special                 2,648,943
                  Revenue Refunding, AMBAC,
                  6.00%, 10/01/2004
  7,715,000       New Jersey State Turnpike                            8,249,958
                  Authority Revenue Series A, MBIA,
                  5.25%, 01/01/2005
  8,870,000       New York City Series E, AMBAC,                       9,823,702
                  6.50%, 02/15/2005
  3,340,000       Hawaii State Series CS, MBIA,                        3,571,529
                  5.25%, 04/01/2005
    800,000       Metropolitan Pier & Exposition                         867,504
                  Authority, Illinois Dedicated State
                  Tax Revenue, McCormick Place
                  Series A, MBIA, 5.70%, 06/15/2005
  1,815,000       New Jersey State Transportation                      2,004,922
                  Trust Fund Authority, Transportation
                  System Series B, MBIA,
                  6.00%, 06/15/2005
  2,395,000       Hawaii State Airports Systems                        2,614,573
                  Revenue Series B, FGIC,
                  6.125%, 07/01/2005
  1,640,000       New York State Dormitory                             1,824,287
                  Authority Revenue, City
                  University System Consolidated
                  Series C, AMBAC, 6.25%, 07/01/2005
  1,000,000       Utah State Board of Regents,                         1,078,530
                  Student Loan Revenue Series J,
                  AMBAC, AMT, 6.00%, 05/01/2006
  1,340,000       Arlington, Texas Waterworks &                        1,490,777
                  Sewer Revenue AMBAC,
                  6.00%, 06/01/2006
  2,095,000       Virginia Port Authority                              2,329,745
                  Facilities Revenue MBIA, AMT,
                  6.00%, 07/01/2006
  2,200,000       Clark County Public Utility                          2,388,166
                  District No. 1, Washington
                  Electric Revenue, AMBAC,
                  5.50%, 01/01/2007
  4,485,000       Cleveland, Ohio Waterworks                           4,884,210
                  Revenue Series G, MBIA,
                  5.50%, 01/01/2007
  6,110,000       Chicago, Illinois O'Hare                             6,728,026
                  International Airport Revenue,
                  Second Lien-Series A, AMBAC,
                  6.00%, 01/01/2007
  1,000,000       Prince Georges County, Maryland                      1,119,360
                  Consolidated Public Improvement
                  Series A, MBIA, 6.00%, 03/15/2007
  2,000,000       Walled Lake Consolidated School                      2,237,340
                  District, Michigan, MBIA,
                  6.00%, 05/01/2007
  1,715,000       Northeast Hospital Authority,                        1,883,550
                  Texas, Northeast Medical Center
                  Hospital Revenue, FSA,
                  5.75%, 05/15/2007


                            Schedule of Investments--Municipal Bond Portfolios 5

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$ 2,525,000       Philadelphia, Pennsylvania                      $    2,811,234
                  Airport Revenue Series A, FGIC,
                  6.00%, 06/15/2007
  1,200,000       Philadelphia, Pennsylvania                           1,326,312
                  Airport Revenue Series B, FGIC,
                  AMT, 6.00%, 06/15/2007
  1,105,000       Delaware Transportation Authority                    1,242,053
                  System Revenue AMBAC,
                  6.00%, 07/01/2007
  2,030,000       MTA, New York Commuter Facilities                    2,282,897
                  Revenue Series C-1, FGIC,
                  6.00%, 07/01/2007
  2,775,000       Washington Public Power Supply                       3,091,711
                  System Revenue, Nuclear Project
                  No.1 Series A, AMBAC,
                  6.00%, 07/01/2007
  1,000,000       Cook County, Illinois MBIA,                          1,172,440
                  7.25%, 11/01/2007
  2,115,000       Connecticut State Resource                           2,362,561
                  Recovery Authority,
                  Mid-Connecticut System Series A,
                  MBIA, 5.75%, 11/15/2007
  1,400,000       Massachusetts Consolidated Loans                     1,512,014
                  Series A, MBIA, 5.00%, 01/01/2008
  2,270,000       Clark County Public Utility                          2,470,736
                  District No. 1, Washington
                  Electric Revenue, AMBAC,
                  5.50%, 01/01/2008
  1,465,000       Sangamon County School District                      1,582,156
                  No. 186, Illinois, FGIC,
                  5.55%, 01/01/2008
  1,000,000       Berkley City School District,                        1,172,680
                  Michigan, FGIC, 7.00%, 01/01/2008
  1,000,000       Memphis-Shelby County Airport                        1,101,930
                  Authority, Tennessee Revenue
                  Series A, MBIA, AMT,
                  6.00%, 02/15/2008
  1,875,000       Port of Port Arthur Navigation                       2,103,150
                  District, Texas, AMBAC,
                  6.00%, 03/01/2008
  1,095,000       Haverhill, Massachusetts, FGIC,                      1,227,977
                  6.00%, 06/15/2008
  2,000,000       Intermountain Power Agency, Utah                     2,319,353
                  Power Supply Revenue Series A,
                  AMBAC, 6.50%, 07/01/2008
  4,140,000       Metropolitan Washington Airport                      4,413,364
                  Authority, District of Columbia
                  Revenue Series A, MBIA, AMT,
                  5.80%, 10/01/2008
  1,265,000       Emerald Peoples Utility District,                    1,535,229
                  Oregon, FGIC, 7.35%, 11/01/2008
  2,750,000       Indianapolis, Indiana Resource                       3,222,285
                  Recovery Revenue, Ogden Martin
                  System Inc. Project, AMBAC,
                  6.75%, 12/01/2008
  1,675,000       Chicago, Illinois O'Hare                             1,851,009
                  International Airport Revenue,
                  Second Lien-Series C, MBIA,
                  5.75%, 01/01/2009
  2,070,000       North Carolina Eastern Municipal                     2,246,530
                  Power Agency, Power System
                  Revenue Series B, ACA,
                  6.125%, 01/01/2009
  1,000,000       Middlesex County Utilities Authority,                1,064,780
                  New Jersey Sewer Revenue
                  Series A, FGIC, 5.15%, 03/15/2009
  2,260,000       District of Columbia Unrefunded                      2,481,770
                  Balance 2001 Series B, FSA,
                  5.50%, 06/01/2009
  1,780,000       Massachusetts Port Authority                         1,925,390
                  Revenue Series B, FSA,
                  5.50%, 07/01/2009
  1,530,000       Texas Municipal Power Agency                         1,656,393
                  Revenue MBIA, 5.25%, 09/01/2009
  1,000,000       Anchorage, Alaska, FGIC,                             1,138,630
                  6.00%, 10/01/2009
  4,070,000       Palm Beach County Solid Waste                        4,616,316
                  Authority, Florida Revenue Series
                  A, AMBAC, 6.00%, 10/01/2009
  1,370,000       Indiana Transportation Finance                       1,550,429
                  Authority, Airport Facilities
                  Lease Revenue Series A, AMBAC,
                  6.00%, 11/01/2009
  5,000,000       Connecticut State Resource                           5,440,450
                  Recovery Authority Series A, MBIA,
                  5.375%, 11/15/2009
  1,000,000       Providence Public Building                           1,067,890
                  Authority, Rhode Island Series A,
                  FSA, 5.10%, 12/15/2009
  1,890,000       Chicago, Illinois O'Hare                             1,994,328
                  International Airport Revenue,
                  Second Lien-Series C, MBIA,
                  5.00%, 01/01/2010
  1,000,000       Memphis-Shelby County Airport                        1,126,770
                  Authority, Tennessee Revenue
                  Series A, MBIA, AMT,
                  6.25%, 02/15/2010
  1,065,000       Detroit City School District,                        1,246,551
                  Michigan Series A, AMBAC,
                  6.50%, 05/01/2010
  2,510,000       Detroit, Michigan Sewage Disposal                    2,851,385
                  Revenue Series B, MBIA,
                  6.00%, 07/01/2010
  1,500,000       Brownsville, Texas Utilities                         1,726,560
                  System Revenue, AMBAC,
                  6.25%, 09/01/2010
  2,065,000       Broward County, Florida Airport                      2,187,475
                  System Revenue Series E, MBIA,
                  AMT, 5.25%, 10/01/2010
  5,000,000       Connecticut State Resource                           5,416,100
                  Recovery Authority Series A, MBIA,
                  5.375%, 11/15/2010


6 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$ 1,000,000       Amarillo Junior College District,               $    1,028,710
                  Texas, FGIC, 5.125%, 02/15/2011
  2,000,000       Louisiana State Office Facilities                    2,193,460
                  Corp., Lease Revenue, Capitol
                  Complex Program Series A, MBIA,
                  5.50%, 03/01/2011
  1,915,000       Philadelphia Parking Authority,                      2,105,677
                  Pennsylvania Revenue, FSA,
                  5.50%, 09/01/2011
  1,275,000       Brownsville, Texas Utility System                    1,478,337
                  Revenue, AMBAC, 6.25%, 09/01/2011
  4,000,000       Richmond, Virginia FSA,                              4,420,040
                  5.50%, 01/15/2012
  1,025,000       Goose Creek Independent School                       1,043,676
                  District, Texas, PSF Guaranteed,
                  5.00%, 02/15/2012
  1,000,000       Amarillo Junior College District,                    1,022,090
                  Texas, FGIC, 5.125%, 02/15/2012
  3,455,000       Hamilton County, Ohio Sales Tax                      3,847,419
                  Subordinated Series B, AMBAC,
                  5.75%, 12/01/2012
  1,075,000       Anchorage, Alaska School                             1,207,214
                  Improvement Series B, FGIC,
                  5.875%, 12/01/2012
  3,500,000       Northern Colorado Water                              4,023,250
                  Conservancy District, Municipal
                  Sub-District Revenue Series F,
                  AMBAC, 6.50%, 12/01/2012
  2,475,000       Chicago Public Building                              2,615,926
                  Commission, Illinois Revenue,
                  Chicago Park District Series A,
                  FGIC, 5.375%, 01/01/2013
  2,895,000       Manchester Housing &                                 3,110,620
                  Redevelopment Authority,
                  New Hampshire Revenue
                  Series A, ACA, 6.75%, 01/01/2013
  2,085,000       New York State Dormitory                             2,177,449
                  Authority Lease Revenue,
                  Municipal Health Facilities
                  Improvement Project Series 1,
                  FSA, 5.125%, 01/15/2013
  1,195,000       New York State Dormitory                             1,259,793
                  Authority, Mental Health Services
                  Facilities Improvement Series D,
                  MBIA, 5.25%, 02/15/2013
  1,035,000       Sacramento Municipal Utility                         1,261,717
                  District, California Series G,
                  MBIA, 6.50%, 09/01/2013
  2,445,000       Sunrise, Florida Utility System                      2,705,612
                  Revenue, AMBAC, 5.50%, 10/01/2013
  3,410,000       St. Clair County, Illinois, FGIC,                    3,727,437
                  5.625%, 10/01/2013
  3,000,000       Hamilton County, Ohio Sales Tax                      3,321,540
                  Subordinated Series B, AMBAC,
                  5.75%, 12/01/2013
  2,390,000       Illinois State First Series, MBIA,                   2,638,536
                  5.75%, 12/01/2013
  2,235,000       Manchester Housing &                                 2,391,629
                  Redevelopment Authority,
                  New Hampshire Revenue Series A,
                  ACA, 6.75%, 01/01/2014
  1,555,000       Washoe County School District,                       1,617,900
                  Nevada, FGIC, 5.25%, 06/01/2014
  5,425,000       Washington State Health Care                         5,633,754
                  Facilities Authority, Children's
                  Hospital & Regional Medical
                  Center, FSA, 5.25%, 10/01/2014
  1,150,000       Douglas County School District                       1,266,116
                  No. 206, Washington Eastmont,
                  FGIC, 5.75%, 12/01/2014
  1,000,000       Manchester Housing &                                 1,070,080
                  Redevelopment Authority,
                  New Hampshire Revenue Series A,
                  ACA, 6.75%, 01/01/2015
  3,370,000       Cypress-Fairbanks Independent                        3,450,273
                  School District, Texas, PSF
                  Guaranteed, 5.25%, 02/15/2016
 10,745,000       Lower Colorado River Authority,                     11,685,080
                  Texas Revenue Series A, FSA,
                  5.875%, 05/15/2016
  1,800,000       Magnolia Independent School                          1,822,068
                  District, Texas, PSF Guaranteed,
                  5.00%, 08/15/2016
  1,430,000       District of Columbia Water &                         1,643,470
                  Sewer Authority, Public Utility
                  Revenue, FSA, 6.00%, 10/01/2016
  2,000,000       Wisconsin State Series B, FSA,                       2,056,000
                  5.25%, 05/01/2017
  1,025,000       Regional Transportation                              1,104,468
                  Authority, Illinois, Refunding
                  Series B, FGIC, 5.50%, 06/01/2017
  1,760,000       Clark County, Nevada Series A,                       2,101,757
                  AMBAC, 6.50%, 06/01/2017
  1,575,000       Allen County, Indiana Juvenile                       1,628,125
                  Justice Center, First Mortgage
                  Revenue, AMBAC, 5.50%, 01/01/2018
  3,000,000       Memphis-Shelby County Airport                        3,296,250
                  Authority, Tennessee Revenue
                  Series D, AMBAC, 6.25%, 03/01/2018
  7,475,000       Energy Northwest Washington                          7,807,077
                  Electric Revenue Refunding
                  Project 3 B Convertible to ARCS,
                  MBIA, 5.00%, 07/01/2018
  2,865,000       New York State Dormitory                             3,271,601
                  Authority, New York University
                  Series A, MBIA, 6.00%, 07/01/2018
  4,110,000       Michigan State Trunk Line, Series A,                 4,334,200
                  FSA, 5.50%, 11/01/2018
  2,725,000       University of Colorado Enterprise                    2,808,222
                  Systems Revenue, Refunding &
                  Improvement, AMBAC,
                  5.375%, 06/01/2019 (Note C, p. 15)


                            Schedule of Investments--Municipal Bond Portfolios 7

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$ 4,745,000       Michigan State Certificates of                  $    4,897,504
                  Participation, New Center
                  Development, Inc., MBIA,
                  5.375%, 09/01/2019
  1,005,000       Regional Transportation                              1,310,249
                  Authority, Illinois Series C,
                  FGIC, 7.75%, 06/01/2020
 11,000,000       Metropolitan Atlanta Rapid                          11,068,530
                  Transit Authority, Georgia Sales
                  Tax Revenue, Second Indenture
                  Series B, MBIA, 5.10%, 07/01/2020
  2,250,000       New Hampshire Health & Education                     2,262,465
                  Facilities Finance Authority
                  Revenue, University System of New
                  Hampshire, AMBAC,
                  5.375%, 07/01/2020 (Note C, p. 15)
  3,135,000       Illinois State Dedicated Tax                         3,627,540
                  Revenue, AMBAC, 6.25%, 12/15/2020
  3,000,000       Arlington Independent School                         2,945,070
                  District, Texas, PSF Guaranteed,
                  5.00%, 02/15/2021
  1,000,000       New Jersey Health Care Facilities                      988,590
                  Financing Authority Revenue,
                  Jersey City Medical Center, AMBAC
                  FHA, 4.80%, 08/01/2021
  3,980,000       McGee-Creek Authority, Oklahoma                      4,513,798
                  Water Revenue, MBIA,
                  6.00%, 01/01/2023
  2,690,000       MTA, New York Dedicated Tax Fund                     2,672,461
                  Series A, FGIC, 5.00%, 04/01/2023
  3,455,000       Seguin Independent School                            3,366,172
                  District, Texas, PSF Guaranteed,
                  5.00%, 04/01/2023
  2,000,000       Harris County, Texas Toll                            1,944,120
                  Road Senior Lien, MBIA,
                  5.00%, 08/15/2024
                                                                  --------------
Total Insured (Cost $404,026,580)                                    426,397,198
                                                                  --------------
================================================================================
TAX SUPPORTED:                                                            30.30%
--------------------------------------------------------------------------------
State General Obligations: 11.00%
  1,000,000       Ohio State Infrastructure                            1,010,030
                  Improvement, 5.25%, 02/01/2002
  5,600,000       Utah State,                                          5,737,592
                  5.50%, 07/01/2002
  1,800,000       Illinois State First Series,                         1,865,466
                  5.50%, 01/01/2003
  2,635,000       South Carolina State School                          2,742,798
                  Facility Series A, State Aid
                  Withholding, 5.75%, 01/01/2003
  1,090,000       California State,                                    1,156,773
                  7.00%, 03/01/2003
  3,100,000       Illinois State Series A,                             3,212,995
                  5.00%, 04/01/2003
  2,035,000       Florida State Board of Education                     2,135,346
                  Capital Outlay, Public Education
                  Series E, 5.50%, 06/01/2003
  2,500,000       Connecticut State Series B,                          2,589,825
                  4.50%, 06/15/2003
  2,500,000       Georgia State Series B,                              2,567,875
                  4.00%, 07/01/2003
 10,015,000       Washington State, Refunding                         10,382,550
                  Motor Vehicle Fuel Tax B,
                  4.50%, 09/01/2003
  2,950,000       Alabama State Series A,                              3,124,699
                  5.50%, 10/01/2003
  6,680,000       Washington State, Refunding                          6,994,294
                  Series R-2000A, 5.00%, 01/01/2004
  2,545,000       Washington State, Motor Vehicle                      2,664,742
                  Fuel Series D, 5.00%, 01/01/2004
  2,300,000       California State,                                    2,521,950
                  7.00%, 03/01/2004
  2,870,000       Wisconsin State Refunding Series                     3,025,181
                  2, 5.00%, 05/01/2004
  1,370,000       Wisconsin State Series A,                            1,469,448
                  5.75%, 05/01/2004
  1,165,000       California State,                                    1,287,791
                  7.10%, 05/01/2004
  6,725,000       Illinois State,                                      7,087,478
                  5.00%, 06/01/2004
  3,555,000       Ohio State Common Schools                            3,714,762
                  Capital Facilities Series A,
                  4.50%, 06/15/2004
  1,390,000       Georgia State Series E,                              1,507,024
                  6.00%, 07/01/2004
  2,400,000       New Jersey State,                                    2,641,464
                  6.50%, 07/15/2004
  9,915,000       Maryland State, State and Local                     10,576,132
                  Facilities Loan First Series,
                  5.125%, 08/01/2004
  1,365,000       Ohio State,                                          1,502,101
                  6.50%, 08/01/2004
  1,760,000       Texas State Series A,                                1,912,240
                  5.80%, 10/01/2004
  3,950,000       Washington State, Various Purpose                    4,187,276
                  Series C, 5.00%, 01/01/2005
  4,355,000       Washington State, Motor Vehicle                      4,616,605
                  Fuel Series D, 5.00%, 01/01/2005
  1,045,000       Florida State Board of Education                     1,097,072
                  Capital Outlay, Public Education
                  Series B, 4.50%, 06/01/2005
  7,250,000       Massachusetts Series A,                              7,549,353
                  5.25%, 02/01/2008
  2,600,000       Georgia State Series A,                              2,974,816
                  6.25%, 04/01/2008
  1,670,000       Georgia State Series D,                              1,965,323
                  6.70%, 08/01/2008
  1,000,000       South Carolina State Series A,                       1,054,620
                  5.00%, 03/01/2009
  1,110,000       New Jersey State,                                    1,233,521
                  5.50%, 02/01/2010
  2,225,000       Massachusetts Bay Transportation                     2,507,464
                  Authority Series A, 5.75%, 03/01/2010


8 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$ 1,490,000       Georgia State Series C,                         $    1,742,019
                  6.25%, 08/01/2010
  2,785,000       Massachusetts Consolidated Loan                      3,001,896
                  Series C, 5.25%, 08/01/2011
  3,780,000       Massachusetts Bay Transportation                     4,190,810
                  Authority Series A, 5.50%, 03/01/2012
  1,000,000       Georgia State Series B,                              1,153,240
                  6.00%, 03/01/2012
    990,000       Florida State Board of Education                     1,386,148
                  Capital Outlay, 9.125%, 06/01/2014
  2,790,000       Massachusetts Consolidated                           3,078,179
                  Loan Series C, 5.75%, 10/01/2014
 11,870,000       Massachusetts Consolidated                          12,412,934
                  Loan Series C, 5.375%, 12/01/2018
  3,515,000       California State,                                    3,533,489
                  5.00%, 06/01/2019
  4,070,000       California State,                                    4,156,935
                  5.25%, 09/01/2020
  2,875,000       Texas State Water,                                   2,913,439
                  5.25%, 08/01/2021
  1,000,000       California State,                                    1,038,290
                  5.50%, 06/01/2022
  3,515,000       California State,                                    3,526,705
                  5.125%, 06/01/2025
                                                                  --------------
Total State General Obligations
(Cost $146,708,349)                                                  152,750,690
                                                                  --------------
Local General Obligations: 6.81%
  1,450,000       Avondale School District,                            1,500,474
                  Michigan School Bond Loan Fund,
                  8.25%, 05/01/2002
  2,160,000       Montgomery County, Maryland,                         2,239,769
                  8.60%, 05/01/2002
  5,200,000       Houston Independent School                           5,314,348
                  District, Texas Public Property
                  Finance Contractual Obligation,
                  5.00%, 07/15/2002
  2,885,000       Seattle, Washington Series B,                        2,973,656
                  5.00%, 12/01/2002
  3,965,000       Charlotte, North Carolina,                           4,101,436
                  5.00%, 02/01/2003
  2,000,000       New York City Series G,                              2,077,380
                  5.70%, 02/01/2003
  1,150,000       Philadelphia Authority for                           1,178,532
                  Industrial Development,
                  Pennsylvania, Gallery II Garage
                  Project, 6.125%, 02/15/2003
  2,905,000       Mecklenburg County, North                            3,017,395
                  Carolina Refunding Series C,
                  5.00%, 04/01/2003
  1,205,000       Shelby County, Tennessee Series B,                   1,250,356
                  5.00%, 04/01/2003
  2,300,000       Fairfax County, Virginia Public                      2,409,503
                  Improvement Series A,
                  5.25%, 06/01/2003
  4,575,000       Houston Independent School                           4,793,731
                  District, Texas Public Property
                  Finance Contractual Obligation,
                  5.25%, 07/15/2003
  1,945,000       Wake County, North Carolina                          2,023,403
                  Series B, 4.50%, 02/01/2004
  2,775,000       Stillwater Independent School                        2,900,041
                  District Number 834, Minnesota
                  Refunding, 5.00%, 02/01/2004
                  (Note C, p. 15)
  1,265,000       Box Elder County School                              1,318,826
                  District, Utah Refunding,
                  4.50%, 06/15/2004
  2,180,000       Pennsylvania Convention &                            2,266,546
                  Exhibition Center Authority
                  Revenue Series A, 6.25%, 09/01/2004
  1,100,000       Huntsville, Alabama Series A                         1,169,135
                  (Warrants expire 02/01/2005),
                  5.00%, 02/01/2005
  3,660,000       New York City Series I,                              4,067,138
                  6.25%, 04/15/2006
  1,455,000       Montgomery County, Maryland                          1,619,066
                  Series A, 5.75%, 07/01/2006
  6,525,000       Port of Seattle, Washington, AMT,                    6,938,098
                  5.50%, 05/01/2007
  2,620,000       Jersey City, New Jersey Series A,                    2,969,901
                  6.00%, 10/01/2007
  1,650,000       Washington Suburban Sanitation                       1,697,932
                  District, Maryland Second Series,
                  6.40%, 01/01/2008
  1,020,000       Indianapolis Local Public                            1,073,560
                  Improvement Bond Bank, Indiana
                  Series B, 5.00%, 02/01/2010
  1,170,000       Austin, Texas Public Improvement,                    1,300,092
                  5.75%, 09/01/2010
  1,190,000       Roanoke, Virginia,                                   1,254,522
                  5.00%, 02/01/2011
  1,300,000       Forsyth County, North Carolina,                      1,344,434
                  FGIC, 4.75%, 02/01/2013
  6,250,000       New York City Series I,                              7,012,250
                  5.875%, 03/15/2013
  2,105,000       Shelby County, Tennessee, Public                     2,273,737
                  Improvement Series A,
                  5.625%, 04/01/2014
  1,400,000       Travis County, Texas,                                1,412,614
                  5.00%, 03/01/2015
  1,000,000       Harris County, Texas Toll Road,                      1,010,780
                  5.125%, 08/15/2017
  5,285,000       Horry County School District,                        5,500,681
                  South Carolina Series A, SCSDE,
                  5.375%, 03/01/2018
  2,290,000       Harris County, Texas Refunding,                      2,375,142
                  5.375%, 10/01/2018 (Note C, p. 15)
  2,665,000       Dyer Redevelopment Authority,                        2,800,435
                  Indiana Economic Development
                  Lease, 6.55%, 07/15/2020


                            Schedule of Investments--Municipal Bond Portfolios 9

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$ 6,735,000       Du Page County, Illinois Jail                   $    7,291,176
                  Project, 5.60%, 01/01/2021
  1,920,000       Du Page County, Illinois                             2,078,554
                  Stormwater Project,
                  5.60%, 01/01/2021
                                                                  --------------
Total Local General Obligations
(Cost $89,422,026)                                                    94,554,643
                                                                  --------------
Tax Lease: 4.35%
  2,000,000       Virginia Public School Authority                     2,092,380
                  School Financing Series A,
                  5.00%, 08/01/2003
  3,715,000       Virginia Public School Authority                     3,919,622
                  Series A, 5.50%, 08/01/2003
  5,710,000       Virginia College Building                            5,993,616
                  Authority, Educational Facilities
                  Revenue, 21st Century College
                  Program, 5.00%, 02/01/2004
  8,125,000       Virginia College Building                            8,664,906
                  Authority, Educational Facilities
                  Revenue, 21st Century College
                  Program, 5.75%, 02/01/2004
  3,380,000       Virginia Public School Authority                     3,630,120
                  Series A, 5.50%, 08/01/2004
  3,340,000       Michigan State Building Authority                    3,689,564
                  Revenue Series I, 6.50%, 10/01/2004
  1,315,000       New York State Urban Development                     1,430,930
                  Corp., Correctional Facilities
                  Series 5, 6.00%, 01/01/2005
  1,680,000       Virginia College Building                            1,831,250
                  Authority, Educational Facilities
                  Revenue, 21st Century College
                  Program, 5.875%, 02/01/2005
  1,430,000       New Jersey State Certificates of                     1,484,898
                  Participation Series A,
                  6.40%, 04/01/2005
  2,000,000       New York State Dormitory                             2,161,540
                  Authority, State University
                  Series A, 5.50%, 05/15/2005
  1,005,000       New York State Dormitory                             1,095,913
                  Authority, City University Series C,
                  5.70%, 07/01/2005
  1,005,000       New York State Dormitory                             1,095,912
                  Authority, City University Series 2A,
                  5.70%, 07/01/2005
  1,000,000       City University of New York                          1,095,060
                  Certificates of Participation,
                  John Jay College, 5.75%, 08/15/2005
  1,720,000       New York State Medical Care                          1,828,962
                  Facilities Financing Authority,
                  Mental Health Services Series A,
                  5.35%, 02/15/2006
  1,000,000       New York State Dormitory                             1,133,200
                  Authority, State University
                  Series A, 6.50%, 05/15/2006
  1,000,000       New York State Dormitory                             1,104,500
                  Authority, City University Series A,
                  5.75%, 07/01/2007
  3,890,000       Philadelphia Hospitals & Higher                      3,956,830
                  Education Facilities Authority,
                  Pennsylvania Revenue,
                  5.875%, 08/01/2007
  2,000,000       McLean County Public Building                        2,384,400
                  Commission, Illinois,
                  7.25%, 11/01/2007
  4,045,000       Philadelphia Hospitals & Higher                      4,129,986
                  Education Facilities Authority,
                  Pennsylvania Revenue,
                  6.20%, 08/01/2011
  1,115,000       District of Columbia Certificates                    1,168,777
                  of Participation, 7.30%, 01/01/2013
  2,000,000       Walled Lake Consolidated                             2,203,120
                  School District, Michigan,
                  5.75%, 05/01/2013
  1,280,000       New York State Dormitory                             1,435,814
                  Authority, City University Series A,
                  5.75%, 07/01/2013
  1,585,000       Virginia College Building                            1,756,053
                  Authority, Educational Facilities
                  Revenue, Public Higher Education
                  Series A, 5.75%, 09/01/2013
  1,000,000       Sacramento City Finance                              1,061,480
                  Authority, California Lease Revenue
                  Series B, 5.40%, 11/01/2020
                                                                  --------------
Total Tax Lease (Cost $57,148,011)                                    60,348,833
                                                                  --------------
Special Tax: 7.71%
  1,170,000       Tulsa County Criminal Justice                        1,185,538
                  Authority, Oklahoma Sales Tax
                  Revenue, 5.50%, 03/01/2002
 10,600,000       Mississippi State Highway                           11,049,334
                  Revenue, Four Lane Highway
                  Program Series 39,
                  5.00%, 06/01/2003
  2,150,000       Illinois State Sales Tax Revenue,                    2,268,830
                  5.75%, 06/15/2003
    250,000       Metropolitan Pier & Exposition                         264,395
                  Authority, Illinois Dedicated
                  State Tax Revenue Series A,
                  5.90%, 06/15/2003
  4,500,000       Wisconsin State Transportation                       4,597,920
                  Revenue Series A,
                  5.30%, 07/01/2003
  9,315,000       New Mexico State Severance Tax,                      9,801,802
                  5.50%, 07/01/2003
  2,825,000       MAC, New York Series E,                              2,994,104
                  6.00%, 07/01/2003
  1,500,000       Michigan State Comprehensive                         1,558,680
                  Transportation, Series B,
                  5.75%, 05/15/2004


10 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$ 1,070,000       Las Vegas, Local Improvement                    $    1,077,319
                  Bonds, Nevada Special Improvement
                  District Number 808-Summerlin
                  Area, 5.20%, 06/01/2004
  1,265,000       New Mexico State Highway                             1,327,655
                  Commerce Tax Revenue Senior
                  Commerce Lien, 4.75%, 06/15/2004
  2,640,000       Illinois State Sales Tax Revenue,                    2,787,787
                  5.00%, 06/15/2004
  2,000,000       New Mexico State Severance Tax                       2,113,740
                  Series B, 5.00%, 07/01/2004
  6,100,000       MAC, New York Series J,                              6,603,494
                  6.00%, 07/01/2004
  1,725,000       Phoenix, Arizona, Street & Highway                   1,807,852
                  User Revenue Refunding,
                  6.40%, 07/01/2004
  1,850,000       Chicago, Illinois Tax Increment,                     1,964,015
                  Allocation Subordinated Central
                  Loop Redevelopment Series A,
                  6.45%, 12/01/2004
  3,000,000       Sampson Creek Community                              3,020,760
                  Development District, Florida
                  Capital Improvement Revenue
                  Series B, 6.30%, 05/01/2005
  1,190,000       Las Vegas, Local Improvement                         1,199,925
                  Bonds, Nevada Special Improvement
                  District Number 808-Summerlin
                  Area, 5.375%, 06/01/2005
  9,730,000       MAC, New York Series G,                             10,719,735
                  6.00%, 07/01/2005
  2,060,000       Chicago, Illinois Tax Increment,                     2,211,369
                  Allocation Subordinated Central
                  Loop Redevelopment Series A,
                  6.50%, 12/01/2005
  3,000,000       Meadow Pointe III Community                          3,017,550
                  Development District, Florida
                  Capital Improvement Revenue
                  Series 2001-1, 5.90%, 01/01/2006
  3,000,000       Harbour Lake Estates Community                       3,044,820
                  Development District, Florida
                  Special Assessment,
                  6.40%, 02/01/2006
  2,500,000       Capital Region Community                             2,511,750
                  Development District, Florida
                  Revenue Capital Improvement
                  Series B, 5.95%, 05/01/2006
  1,500,000       Connecticut State Special Tax                        1,684,350
                  Obligation Revenue Series B,
                  6.00%, 09/01/2006
  2,840,000       Fishhawk Community Development                       2,941,189
                  District, Florida Special
                  Assessment, 6.65%, 05/01/2007
  2,245,000       Lake Powell Residential Golf                         2,274,971
                  Community Development District,
                  Florida Special Assessment Revenue
                  Series C, 6.70%, 05/01/2007
  1,095,000       Connecticut State Special Tax                        1,194,043
                  Obligation Revenue Series A,
                  5.25%, 09/01/2007
  1,200,000       Waterchase Community Development                     1,200,576
                  District, Florida Capital Improvement
                  Revenue, Series B, 5.90%, 05/01/2008
  1,150,000       Illinois State Sales Tax Revenue                     1,201,267
                  Series U, 5.00%, 06/15/2009
  1,000,000       Connecticut State Special Tax                        1,151,860
                  Obligation Series B, 6.15%, 09/01/2009
  3,050,000       Harbor Bay Community Development                     3,063,786
                  District Florida Capital Improvement
                  Revenue, Series B, 6.35%, 05/01/2010
    800,000       District of Columbia Redevelopment                     800,000
                  Land Agency, Sports Arena Special
                  Tax, 5.625%, 11/01/2010
  1,625,000       Lakewood Ranch Community                             1,629,014
                  Development District 5, Florida
                  Special Assessment Revenue
                  Series B, 6.00%, 05/01/2011
  3,000,000       Miromar Lakes Community                              3,153,570
                  Development District, Florida
                  Capital Improvement Revenue
                  Series B, 7.25%, 05/01/2012
  3,225,000       Illinois State Sales Tax Revenue                     3,702,945
                  Series Q, 6.00%, 06/15/2012
  4,265,000       Hot Springs, Arkansas Sales                          4,322,151
                  & Use Tax, Refunding &
                  Improvement, 4.125%, 07/01/2012
  1,525,000       Dyer Redevelopment Authority,                        1,657,065
                  Indiana Economic Development Lease
                  6.875%, 07/15/2014
                                                                  --------------
Total Special Tax (Cost $103,464,445)                                107,105,161
                                                                  --------------
Miscellaneous Tax: 0.43%
  5,325,000       Indianapolis Local Public                            6,044,248
                  Improvement Bond Bank, Indiana
                  Series B, 6.00%, 01/10/2013
                                                                  --------------
Total Miscellaneous Tax (Cost $5,220,060)                              6,044,248
                                                                  --------------
Total Tax Supported (Cost $401,962,891)                              420,803,575
                                                                  --------------
================================================================================
REVENUE:                                                                  20.19%
--------------------------------------------------------------------------------
Airport Revenue: 1.17%
  3,025,000       Denver City & County, Colorado                       3,041,910
                  Airport Revenue Series D, AMT,
                  7.40%, 11/15/2001
  1,500,000       Denver City & County, Colorado                       1,595,520
                  Airport Revenue Series B, AMT,
                  7.25%, 11/15/2005
    800,000       Denver City & County, Colorado                         902,176
                  Airport Revenue Series A, AMT,
                  7.50%, 11/15/2006
    975,000       Denver City & County, Colorado                       1,001,754
                  Airport Revenue Series A, AMT,
                  8.875%, 11/15/2012


                           Schedule of Investments--Municipal Bond Portfolios 11

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$ 2,600,000       Chicago, Illinois O'Hare                        $    2,632,500
                  International Airport Revenue,
                  Senior Lien Series A,
                  5.00%, 01/01/2013
  1,000,000       Massachusetts Port Authority                         1,010,460
                  Revenue Series B, AMT,
                  5.00%, 07/01/2013
  5,965,000       Denver, Colorado City & County                       6,127,844
                  Airport Revenue Series A,
                  8.75%, 11/15/2023
                                                                  --------------
Total Airport Revenue (Cost $15,888,153)                              16,312,164
                                                                  --------------
Electric Revenue: 3.74%
 16,090,000       Seattle, Washington Municipal                       16,513,811
                  Light & Power Revenue,
                  4.50%, 03/28/2003
  4,265,000       Pittsylvania County Industrial                       4,389,154
                  Development Authority, Virginia
                  Revenue Series A, AMT,
                  7.30%, 01/01/2004
  3,610,000       San Antonio, Texas Electric & Gas                    3,783,460
                  Revenue Refunding Series A,
                  5.00%, 02/01/2004
  2,000,000       Omaha Public Power District,                         2,113,300
                  Nebraska Electric Revenue Series A,
                  5.25%, 02/01/2004
  5,000,000       North Carolina Eastern Municipal                     5,238,850
                  Power Agency, Power System
                  Revenue Series B, 6.00%, 01/01/2005
  1,000,000       Seattle, Washington Municipal                        1,058,890
                  Light & Power Revenue,
                  5.10%, 11/01/2005
  3,500,000       Washington Public Power Supply                       3,816,505
                  System Revenue, Nuclear Project
                  No. 3 Series B,
                  5.60%, 07/01/2007
  3,745,000       North Carolina Eastern Municipal                     4,069,130
                  Power Agency, Power System
                  Revenue Series B, 6.125%, 01/01/2009
  1,200,000       Jacksonville Electric Authority,                     1,270,176
                  Florida Revenue Series 3B,
                  5.40%, 10/01/2009
  2,395,000       Seattle, Washington Municipal                        2,599,054
                  Light & Power Revenue,
                  5.625%, 12/01/2012
    630,000       North Carolina Eastern Municipal                       691,652
                  Power Agency, Power System
                  Revenue Series D, 6.45%, 01/01/2014
  2,345,000       Seattle, Washington Municipal                        2,508,400
                  Light & Power Revenue,
                  5.625%, 12/01/2014
  1,850,000       Seattle, Washington Municipal                        1,949,308
                  Light & Power Revenue,
                  5.625%, 12/01/2016
  1,880,000       North Carolina Eastern Municipal                     1,909,497
                  Power Agency, Power System
                  Revenue Series B,
                  5.70%, 01/01/2017
                                                                  --------------
Total Electric Revenue (Cost $50,386,101)                             51,911,187
                                                                  --------------
Health Care Revenue: 4.08%
  1,180,000       Illinois Development Finance                         1,193,287
                  Authority Revenue, Community
                  Rehabilitation Providers Series A,
                  5.60%, 07/01/2002
  1,000,000       Iowa Finance Authority Hospital                      1,064,700
                  Facility Revenue, Iowa Health
                  System, 6.25%, 02/15/2004
  2,100,000       Clackamas County Hospital                            2,208,612
                  Facility Authority, Oregon Revenue
                  Refunding Legacy Health
                  Systems, 5.00%, 05/01/2005
  1,200,000       Oklahoma Development Finance                           984,240
                  Authority Revenue, Hillcrest
                  Healthcare System Series A,
                  4.70%, 08/15/2005
  1,905,000       Connecticut State Health &                           1,912,830
                  Educational Facility Authority
                  Revenue, Hospital for Special
                  Care Issue B, 5.125%, 07/01/2007
  7,050,000       Boston, Massachusetts City                           7,136,715
                  Hospital Revenue Series B, FHA,
                  5.75%, 02/15/2008
  1,000,000       Oklahoma Development Finance                           803,540
                  Authority Revenue, Hillcrest
                  Healthcare System Series A,
                  5.00%, 08/15/2009
  2,750,000       Cuyahoga County, Ohio Hospital                       2,999,837
                  Facilities Revenue, Canton
                  Incorporated Project,
                  6.75%, 01/01/2010
  4,210,000       Kentucky Economic Development                        4,431,320
                  Finance Authority Revenue, Norton
                  Healthcare Incorporated Series A,
                  6.125%, 10/01/2010
  3,215,000       Chattanooga Health, Educational &                    3,393,368
                  Housing Facility Board, Tennessee
                  Revenue, Catholic Health Initiatives
                  Series A, 5.375%, 12/01/2011
  1,240,000       Kentucky Economic Development                        1,310,259
                  Finance Authority Revenue,
                  Catholic Health Initiatives
                  Series A, 5.375%, 12/01/2011
  3,545,000       Illinois Health Facilities Authority                 3,931,759
                  Revenue, Advocate Network Health
                  Care, 6.25%, 11/15/2012
  2,240,000       Oklahoma Development Finance                         1,793,478
                  Authority Revenue, Hillcrest
                  Healthcare System Series A,
                  5.75%, 08/15/2013


12 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$ 5,015,000       Montgomery County, Ohio Hospital                $    5,280,544
                  Revenue, Kettering Medical Center,
                  6.75%, 04/01/2018
  1,750,000       Colorado Health Facilities                           1,661,520
                  Authority Revenue, Parkview
                  Medical Center Inc. Project,
                  5.25%, 09/01/2018
  2,540,000       Arizona Health Facilities Authority                  2,644,750
                  Revenue, Catholic Healthcare West
                  Series A, 6.625%, 07/01/2020
  1,120,000       Henderson, Nevada Health Care                        1,173,592
                  Facility Revenue, Catholic Healthcare
                  West Series A, 6.75%, 07/01/2020
  1,300,000       New Jersey Health Care Facilities                    1,383,642
                  Financing Authority Revenue, St.
                  Peter's University Hospital
                  Series A, 6.875%, 07/01/2020
  2,000,000       Metropolitan Health Facilities                       2,110,080
                  Development Corp., Texas Wilson
                  N. Jones Memorial Hospital
                  Project, 7.20%, 01/01/2021
  1,275,000       Chester County, Pennsylvania                         1,343,569
                  Health & Education Facilities
                  Authority Hospital Revenue,
                  Chester County Hospital Series A,
                  6.75%, 07/01/2021
  1,140,000       Pennsylvania State Higher                            1,186,022
                  Educational Facilities Authority
                  Revenue UPMC Health Systems
                  Series A, 6.00%, 01/15/2022
  3,000,000       Allegheny County Hospital                            3,194,850
                  Development Authority, Pennsylvania
                  Revenue, West Pennsylvania Health
                  System Series B, 9.25%, 11/15/2022
  3,490,000       Huntsville, Alabama Health Care                      3,524,551
                  Authority Series A,
                  5.625%, 06/01/2026
                                                                  --------------
Total Health Care Revenue (Cost $54,513,725)                          56,667,065
                                                                  --------------
Higher Education Revenue: 0.52%
  1,415,000       Virginia Polytechnic Institute &                     1,527,464
                  State University Revenue Series A,
                  5.25%, 06/01/2008
  1,125,000       Vermont Educational & Health                         1,092,555
                  Buildings Financing Agency
                  Revenue, Norwich University
                  Project, 5.50%, 07/01/2018
  1,230,000       University of Texas University                       1,262,607
                  Revenues, Financing Systems
                  Series B, 5.375%, 08/15/2019
                  (Note C, p. 15)
  2,820,000       Massachusetts Health &                               3,332,902
                  Educational Facilities Authority
                  Revenue, Harvard University
                  Series N, 6.25%, 04/01/2020
                                                                  --------------
Total Higher Education Revenue
(Cost $6,669,588)                                                      7,215,528
                                                                  --------------
Tobacco Revenue: 1.27%
  8,000,000       South Carolina Tobacco Settlement                    8,291,840
                  Revenue Management Series B,
                  6.00%, 05/15/2022
  6,800,000       Northern Tobacco Securitization                      7,176,584
                  Corp., Alaska Tobacco Settlement
                  Revenue, 6.20%, 06/01/2022
  2,000,000       District of Columbia Tobacco                         2,124,220
                  Asset-Backed Bonds,
                  6.25%, 05/15/2024
                                                                  --------------
Total Tobacco Revenue (Cost $16,609,135)                              17,592,644
                                                                  --------------
Toll Revenue: 0.07%
  1,000,000       Triborough Bridge & Tunnel                           1,017,200
                  Authority, New York, Toll Revenue
                  Series A, 5.00%, 01/01/2012
                                                                  --------------
Total Toll Revenue (Cost $968,459)                                     1,017,200
                                                                  --------------
Water/Sewer Revenue: 2.30%
  3,775,000       Northeast Maryland Waste Disposal                    3,861,183
                  Authority, Solid Waste Revenue,
                  AMT, 5.60%, 07/01/2002
  5,200,000       Missouri State Public Utilities                      5,286,424
                  Commission Revenue Interim
                  Construction Notes, 4.00%, 11/15/2002
  2,500,000       Abilene, Texas Waterworks & Sewer                    2,500,150
                  Systems Certificates Obligation B,
                  4.60%, 02/15/2009
  2,230,000       Texas State Water Development                        2,366,208
                  Board Revenue, Revolving Senior
                  Lien Series A, 5.50%, 07/15/2010
  1,130,000       Michigan Municipal Bond Authority                    1,251,362
                  Revenue, Clean Water Revolving
                  Fund, 5.625%, 10/01/2011
  1,525,000       Arizona Water Infrastructure                         1,703,852
                  Finance Authority Revenue, Water
                  Quality Series A, 5.75%, 10/01/2011
  2,100,000       Grand Rapids, Michigan Water                         2,340,282
                  Supply Systems Revenue,
                  5.75%, 01/01/2012
  3,620,000       Dallas, Texas Waterworks & Sewer                     3,750,248
                  System Revenue, 5.00%, 10/01/2013
     55,000       Massachusetts Water Pollution                           59,486
                  Abatement Trust Series B,
                  5.25%, 08/01/2014
  3,745,000       Michigan Municipal Bond Authority                    4,117,066
                  Revenue, Clean Water Revolving
                  Fund, 5.75%, 10/01/2014
  3,460,000       Massachusetts Water Pollution                        3,572,173
                  Abatement Trust, New Bedford
                  Program Series A, 5.125%, 02/01/2016
  1,040,000       Tampa Florida Water & Sewer                          1,074,226
                  Revenue Refunding Series A,
                  5.25%, 10/01/2018 (Note C, p. 15)
                                                                  --------------
Total Water/Sewer Revenue (Cost $30,817,304)                          31,882,660
                                                                  --------------


                           Schedule of Investments--Municipal Bond Portfolios 13

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
Miscellaneous Revenue: 3.92%
$ 1,250,000       East Chicago, Indiana Bond                      $    1,250,875
                  Anticipation Notes, 5.25%, 01/01/2002
  8,635,807       Municipal Tax-Exempt Trust,                          8,649,278
                  Certificate Class A-3, MBIA,
                  3.85%, 04/07/2003
  8,177,631       Koch Fixed-Rate Trust, Various                       8,325,973
                  States Class A1, 4.70%, 10/06/2003
  4,385,000       Broward County, Wheelabrator                         4,561,409
                  Resource Recovery Revenue,
                  Florida Series A, 5.00%, 12/01/2003
  2,575,000       Massachusetts Bay Transportation                     2,729,577
                  Authority, General Transportation
                  System Series A, State Guaranteed,
                  5.30%, 03/01/2004
  2,800,000       Florida State Board of Education                     2,958,480
                  Lottery Revenue Series B,
                  5.00%, 07/01/2004
 10,635,000       Broward County, Wheelabrator                        11,195,890
                  Resource Recovery Revenue,
                  Florida Series A, 5.00%, 12/01/2004
  2,420,000       New York Convention Center                           2,504,531
                  Operating Corp., New York
                  Certificates of Participation,
                  Yale Building Acquisition Project,
                  6.50%, 12/01/2004
  1,700,000       Mashantucket Western Pequot                          1,790,508
                  Tribe, Connecticut Special
                  Revenue, Sub 144A Series B,
                  5.55%, 09/01/2008
  4,000,000       Michigan Municipal Bond Authority                    4,165,360
                  Revenue, Public School Detroit
                  Academy A, 7.50%, 10/01/2012
  1,780,000       Chicago, Illinois Park District                      1,957,644
                  Harbor Facilities Revenue,
                  5.875%, 01/01/2013
  1,920,000       Chicago, Illinois Park District                      2,096,448
                  Harbor Facilities Revenue,
                  5.875%, 01/01/2014
  2,035,000       Chicago, Illinois Park District                      2,199,774
                  Harbor Facilities Revenue,
                  5.875%, 01/01/2015
                                                                  --------------
Total Miscellaneous Revenue
(Cost $53,127,675)                                                    54,385,747
                                                                  --------------
Industrial Development/Pollution Control Revenue: 3.12%
  3,305,000       Plaquemines Port Harbor and                          3,401,903
                  Terminal District, Louisiana Marine
                  Terminal Facilities Revenue,
                  Refunding Electro Coal A Convertible
                  04/05/01, 5.00%, 09/01/2007
  6,100,000       Springfield Airport Authority, Illinois              6,238,348
                  Garrett Aviation Services Project,
                  4.40%, 02/01/2008
  4,280,000       Midland County, Michigan Economic                    4,469,818
                  Development Sublimited Obligation
                  Series A, AMT, 6.875%, 07/23/2009
  4,000,000       Pittsylvania County, Virginia                        4,162,680
                  Industrial Development Authority
                  Revenue, Exempt Facility Series B,
                  7.65%, 01/01/2010
  3,700,000       New Hampshire State Business                         3,719,906
                  Finance Authority Pollution
                  Control Revenue, Public Service
                  Co. Series D, 6.00%, 05/01/2021
  2,000,000       Puerto Rico Industrial Medical &                     1,679,740
                  Environmental Pollution, Control
                  Facilities Financing Authority
                  Revenue, Special Facilities-American
                  Airlines Series A, 6.45%, 12/01/2025
  2,600,000       Trinity River Authority, Texas                       2,636,140
                  Pollution Control Revenue
                  Refunding TXU Electric Company
                  Project, 4.90%, 05/01/2028
  4,960,000       Brazos River Authority, Texas                        5,055,480
                  Pollution Control Revenue TXU
                  Electric Co. Project Series A,
                  4.95%, 10/01/2030
  4,485,000       Forsyth, Montana Pollution                           4,547,566
                  Control Revenue, Portland General
                  Series A, 4.60%, 05/01/2033
  1,000,000       Forsyth, Montana Pollution                           1,013,930
                  Control Revenue, Portland General
                  Series B, 4.75%, 05/01/2033
  1,990,000       Tulsa, Oklahoma Municipal Airport                    1,921,066
                  Trust Revenue Series A,
                  5.80%, 06/01/2035
  4,415,000       Washoe County, Water Facility                        4,511,468
                  Revenue, Nevada Variable
                  Refunding Amount Sierra Pacific
                  Power Company, 5.75%, 03/01/2036
                                                                  --------------
Total Industrial Development/Pollution
Control Revenue (Cost $42,135,846)                                    43,358,045
                                                                  --------------
Total Revenue (Cost $271,115,986)                                    280,342,240
                                                                  --------------
================================================================================
ASSET-BACKED SECURITIES:                                                   1.33%
--------------------------------------------------------------------------------
Housing: 1.24%
    515,000       Wisconsin Housing & Economic                           532,047
                  Development Authority, Home
                  Ownership Revenue Series B,
                  7.10%, 09/01/2015
  2,195,000       Sedgwick & Shawnee Counties,                         2,420,602
                  Kansas, Single Family Revenue,
                  GNMA Mortgage-Backed Securities
                  Program Series A-1, AMT,
                  6.50%, 12/01/2022
  1,805,000       Jefferson Parish, Louisiana Home                     1,838,393
                  Mortgage Revenue, FNMA & GNMA
                  Mortgage-Backed Securities Series C-1,
                  AMT, 5.40%, 12/01/2024


14 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$ 2,165,000       District of Columbia Housing                    $    2,202,779
                  Finance Agency, Single Family
                  FNMA & GNMA Mortgage Revenue
                  Series A, AMT, 6.25%, 12/01/2028
    850,000       Oklahoma Housing Finance Agency,                       884,765
                  Single Family Redevelopment,
                  Mortgage Homeownership Loan
                  Series B-2, AMT, 6.55%, 03/01/2029
  1,750,000       Missouri State Housing Development                   1,859,497
                  Commission, FNMA & GNMA
                  Mortgage Revenue, Single Family
                  Series B-2, AMT, 6.40%, 09/01/2029
  1,000,000       Chicago, Illinois Single Family                      1,086,460
                  Mortgage Revenue Series A, FNMA,
                  GNMA, 6.35%, 10/01/2030
  2,925,000       Multifamily Housing Revenue Bond                     2,947,523
                  Passthrough Certificates Beneficial
                  Ownership Series 2000-6,
                  5.95%, 11/01/2033
  3,465,000       Multifamily Housing Revenue Bond                     3,488,908
                  Passthrough Certificates
                  Beneficial Ownership Series
                  2000-7, 6.00%, 11/01/2033
                                                                  --------------
Total Housing (Cost $17,243,974)                                      17,260,974
                                                                  --------------
Student Loan: 0.09%
  1,200,000       South Carolina State Education                       1,252,224
                  Assistance Authority Revenue,
                  Guaranteed Student Loans,
                  6.625%, 09/01/2006
                                                                  --------------
Total Student Loan (Cost $1,245,874)                                   1,252,224
                                                                  --------------
Total Asset-Backed Securities
(Cost $18,489,848)                                                    18,513,198
                                                                  --------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $1,319,435,668)         99.54%            $1,382,326,753
(Note B, below)
Cash and Other Assets, Less Liabilities          0.46                  6,325,842
                                               -------            --------------
Net Assets (Equivalent to $14.05
per share based on 98,843,723
shares of capital stock outstanding)           100.00%            $1,388,652,595
                                               =======            ==============
--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    ACA-ACA Financial Guaranty Corporation
    AMBAC-AMBAC Indemnity Corporation
    ARCS-Auction Rate Certificate
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    PSF Guaranteed-(Texas) Permanent School Funds
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
    CPI-Consumer Price Index
    FHA-Federal Housing Administration
    FNMA-Federal National Mortgage Association
    GNMA-Government National Mortgage Association
(B) At September 30, 2001, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $63,709,234 and gross unrealized depreciation of investments was $818,149 resulting in net unrealized appreciation of $62,891,085 (excluding foreign currency transactions).
(C) When-issued security.
(D) Allocation of Portfolio net assets at September 30, 2001:
    Alabama                                                                0.56%
    Alaska                                                                 0.69
    Arizona                                                                1.56
    Arkansas                                                               0.31
    California                                                             2.08
    Colorado                                                               2.63
    Connecticut                                                            2.31
    Delaware                                                               0.09
    Florida                                                                6.39
    Georgia                                                                2.93
    Hawaii                                                                 0.71
    Illinois                                                               9.82
    Indiana                                                                1.60
    Iowa                                                                   0.08
    Kansas                                                                 0.39
    Kentucky                                                               1.47
    Louisiana                                                              0.64
    Maryland                                                               1.52
    Massachusetts                                                          4.48
    Michigan                                                               3.12
    Minnesota                                                              0.21
    Mississippi                                                            0.79
    Missouri                                                               1.71
    Montana                                                                0.40
    Nebraska                                                               0.62
    Nevada                                                                 0.84
    New Hampshire                                                          0.90
    New Jersey                                                             3.12
    New Mexico                                                             0.95
    New York                                                               6.67
    North Carolina                                                         2.23
    Ohio                                                                   3.28
    Oklahoma                                                               0.87
    Oregon                                                                 0.81
    Pennsylvania                                                           3.64
    Rhode Island                                                           1.17
    South Carolina                                                         1.63
    Tennessee                                                              0.90
    Texas                                                                 10.07
    Utah                                                                   0.75
    Vermont                                                                0.08
    Virginia                                                               3.48
    Washington                                                             6.69
    Wisconsin                                                              0.84
    Puerto Rico                                                            0.12
    District of Columbia                                                   1.92
    Tax-Exempt Private Municipal Trust                                     1.47
    Cash and Other Assets, Less Liabilities                                0.46
                                                                         -------
    Total                                                                100.00%
                                                                         =======

See Notes to Financial Statements.


                           Schedule of Investments--Municipal Bond Portfolios 15

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    Bernstein California Municipal Portfolio
                               September 30, 2001
--------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                    7.16%
--------------------------------------------------------------------------------
Commercial Paper: 0.40%
$ 1,980,000       San Paolo U.S. Finance Co.                      $    1,980,000
                  10/01/2001
                                                                  --------------
Total Commercial Paper (Cost $1,980,000)                               1,980,000
                                                                  --------------
Tax-Exempt Variable-Rate Demand Notes: 6.76%
  9,200,000       California Infrastructure &                          9,200,000
                  Economic Development Bank
                  Revenue, Independent Systems
                  Operating Corp. Project C, MBIA,
                  Daily Floater, Putable Daily,
                  2.90%, 04/01/2009
  2,700,000       Rancho Mirage Joint Powers                           2,700,000
                  Financing Authority, California
                  Revenue, 2.60%, 01/01/2026
  3,150,000       California Pollution Control                         3,150,000
                  Financing Authority Revenue,
                  PAC E, Daily Floater, Putable
                  Daily, 2.75%, 11/01/2026
    300,000       California Statewide Communities                       300,000
                  Development Authority Certificates
                  of Participation, AMBAC, Daily Floater,
                  Putable Daily, 2.30%, 08/15/2027
 17,865,000       California Housing Finance Agency                   17,865,000
                  Revenue, Multifamily Housing
                  Series A, AMT, Daily Floater,
                  Putable Daily, 2.05%, 02/01/2035
                                                                  --------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $33,215,000)                                                    33,215,000
                                                                  --------------
Total Short-Term Investments
(Cost $35,195,000)                                                    35,195,000
                                                                  --------------
================================================================================
PREREFUNDED/ESCROWED:                                                     20.37%
--------------------------------------------------------------------------------
     55,000       Denver City & County, Colorado                          56,513
                  Airport Revenue Series A, AMT,
                  8.875%, 11/15/2012,
                  Prerefunded 11/15/2001 @ 102
  1,180,000       District of Columbia Series A,                       1,209,016
                  5.90%, 06/01/2002,
                  Escrowed to Maturity
  5,160,000       Los Angeles County Transportation                    5,417,587
                  Commission, California Sales Tax
                  Revenue Proposition C
                  Second Series A, MBIA,
                  6.25%, 07/01/2013,
                  Prerefunded 07/01/2002 @ 102
  1,560,000       South Carolina State Public                          1,641,339
                  Service Authority Revenue, Santee
                  Cooper Series D, AMBAC,
                  6.50%, 07/01/2024,
                  Prerefunded 07/01/2002 @ 102
  3,270,000       Massachusetts Municipal Wholesale                    3,446,482
                  Electric Co., Power Supply
                  System Revenue Series B,
                  6.75%, 07/01/2017,
                  Prerefunded 07/01/2002 @ 102
  1,240,000       Puerto Rico Commonwealth Public                      1,300,797
                  Improvement, 6.80%, 07/01/2021,
                  Prerefunded 07/01/2002 @ 101.50
  1,010,000       University of California Revenue,                    1,066,005
                  Multi-Purpose Projects Series D,
                  MBIA, 6.125%, 09/01/2011,
                  Prerefunded 09/01/2002 @ 102
  2,295,000       University of California Revenue,                    2,424,828
                  Multi-Purpose Projects Series D,
                  MBIA, 6.25%, 09/01/2012,
                  Prerefunded 09/01/2002 @ 102
  9,940,000       University of California                            10,558,069
                  Multi-Purpose Revenue, MBIA,
                  6.875%, 09/01/2016,
                  Prerefunded 09/01/2002 @ 102
  3,880,000       Lake Elsinore, California                            4,205,959
                  Improvement Bond Act 1915,
                  Assessment District 93-1,
                  Cottonwood Series B,
                  8.25%, 09/02/2024,
                  Prerefunded 09/02/2002 @ 103
 25,760,000       Guam Power Authority Revenue                        27,276,233
                  Series A, 6.30%, 10/01/2022,
                  Prerefunded 10/01/2002 @ 102
  4,510,000       California Educational Facilities                    4,786,824
                  Authority Revenue, University
                  of San Francisco,
                  6.40%, 10/01/2017,
                  Prerefunded 10/01/2002 @ 102
  3,000,000       Central Coast Water Authority,                       3,187,080
                  California State Regional
                  Facilities Water Project Revenue,
                  AMBAC, 6.50%, 10/01/2014,
                  Prerefunded 10/01/2002 @ 102
  2,710,000       California State Public Works                        2,884,280
                  Board Lease Revenue, University
                  of California Project A,
                  6.70%, 10/01/2017,
                  Prerefunded 10/01/2002 @ 102
  1,220,000       Virgin Islands Public Financing                      1,304,400
                  Authority Revenue, Matching Fund
                  Loan Notes Series A,
                  7.25%, 10/01/2018,
                  Prerefunded 10/01/2002 @ 102

*See Note 1, page 26 in Notes to Financial Statements.


16 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================

$13,950,000       San Joaquin Hills Transportation                $   14,977,836
                  Corridor Agency, California Toll
                  Road Revenue Senior Lien,
                  6.75%, 01/01/2032,
                  Prerefunded 01/01/2003 @ 102
  2,060,000       Sacramento School Insurance                          2,121,615
                  Authority, California Revenue
                  Liability Program Series D,
                  5.70%, 06/01/2003,
                  Escrowed to Maturity
    880,000       Pomona Public Financing                                954,448
                  Authority, California, Southwest
                  Pomona Revenue Series L,
                  5.50%, 02/01/2008,
                  Prerefunded 02/01/2004 @ 102
  3,955,000       Imperial Irrigation District,                        4,433,278
                  California Certificates of
                  Participation, Electric System
                  Project, MBIA, 6.00%, 11/01/2015,
                  Prerefunded 11/01/2004 @ 102
  1,085,000       Burbank Redevelopment Agency,                        1,156,968
                  California 9.25%, 12/01/2005,
                  Prerefunded 12/01/2004 @ 100
  1,520,000       Corona, California Certificates                      1,833,150
                  of Participation, 8.00%, 03/01/2015,
                  Prerefunded 03/01/2006 @ 100
    920,000       Northern California Power Agency                     1,049,002
                  Public Power Revenue Series A,
                  AMBAC, 5.80%, 07/01/2009,
                  Escrowed to Maturity
  1,000,000       Kern High School District,                           1,255,360
                  California, 7.10%, 08/01/2011,
                  Escrowed to Maturity
  1,000,000       Pittsburg Redevelopment Agency,                      1,520,420
                  California Residential Mortgage
                  Revenue, 9.60%, 06/01/2016,
                  Escrowed to Maturity
                                                                  --------------
Total Prerefunded/Escrowed (Cost $97,233,219)                        100,067,489
                                                                  --------------
================================================================================
INSURED:                                                                  42.97%
--------------------------------------------------------------------------------
  1,000,000       Orange County, California Certificates               1,023,900
                  of Participation Series A, MBIA,
                  5.50%, 07/01/2002
  1,280,000       Puerto Rico Commonwealth Public                      1,311,642
                  Improvement Series B, AMBAC,
                  5.50%, 07/01/2002
  1,000,000       California Health Facilities                         1,022,660
                  Financing Authority, Sutter
                  Health Series C, FSA,
                  5.00%, 08/15/2002
  1,235,000       San Francisco City & County                          1,259,614
                  Airport Commission, California
                  International Airport Revenue
                  Second Series 27A, MBIA,
                  4.00%, 05/01/2003
  1,580,000       Pennsylvania State First Series,                     1,647,766
                  MBIA, 5.00%, 06/01/2003
  5,885,000       Association of Bay Area                              6,118,811
                  Governments, California Bay Area
                  Rapid Transit Series A, AMBAC,
                  4.75%, 06/15/2003
  1,860,000       Eastern Municipal Water District,                    1,927,890
                  California Water & Sewer Revenue,
                  Certificates of Participation
                  Series A, FGIC, 4.50%, 07/01/2003
  4,100,000       Florida State Board of Education                     4,277,325
                  Lottery Revenue, Series B, FGIC,
                  5.00%, 07/01/2003
  1,085,000       Los Angeles County Metropolitan                      1,187,153
                  Transportation Authority,
                  California Sales Tax Revenue,
                  Proposition C Second Series B,
                  AMBAC, 8.00%, 07/01/2003
  1,000,000       Gateway Economic Development                         1,044,630
                  Corp., Greater Cleveland Ohio
                  Excise Tax Revenue, FSA,
                  5.00%, 09/01/2003
  3,500,000       Louisiana State Energy & Power                       3,695,405
                  Authority, Power Project Revenue,
                  FSA, 5.50%, 01/01/2004
 17,000,000       New Jersey State Transit Corp.,                     17,939,420
                  Capital Grant Anticipation Notes
                  Series C, AMBAC,
                  5.25%, 02/01/2004
  3,550,000       San Francisco City & County                          3,610,528
                  Housing Authority Multifamily
                  Revenue, MBIA, 4.45%, 05/01/2004
  1,365,000       Rancho California Water District                     1,449,876
                  Financing Authority Revenue
                  Series A, FSA,
                  5.00%, 08/01/2004
  1,835,000       Los Angeles, California Harbor                       1,915,281
                  Department Revenue, AMBAC,
                  5.50%, 08/01/2004 (Note C, p. 22)
  1,735,000       Gateway Economic Development                         1,836,498
                  Corp., Greater Cleveland Ohio
                  Excise Tax Revenue, FSA,
                  5.125%, 09/01/2004
  1,000,000       Oakland Joint Powers                                 1,062,770
                  Financing Authority, California
                  Lease Revenue, AMBAC,
                  5.00%, 10/01/2004
  3,175,000       East Bay Delta Housing & Finance                     3,287,427
                  Agency, California Lease Revenue,
                  MBIA, 4.25%, 06/01/2005
  2,360,000       San Diego County Regional                            2,593,758
                  Transportation Authority,
                  California Sales Tax Revenue
                  Series A, FGIC, 5.25%, 04/01/2008
  3,885,000       Long Beach, California Harbor                        4,301,666
                  Revenue, MBIA, AMT,
                  6.00%, 05/15/2008


                           Schedule of Investments--Municipal Bond Portfolios 17

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$ 1,000,000       Riverside, California Sewer                     $    1,205,470
                  Revenue, FGIC, 7.00%, 08/01/2008
  1,510,000       Castaic Lake Water Agency,                           1,842,940
                  California Certificates of Participation,
                  Water System Improvement
                  Project Series A, MBIA,
                  7.25%, 08/01/2008
  1,050,000       Los Angeles Department of Airports,                  1,125,159
                  California Airport Revenue Series A,
                  FGIC, 5.50%, 05/15/2009
  1,000,000       Redding Joint Powers Financing                       1,166,520
                  Authority, California Electric
                  System Revenue Series A, MBIA,
                  6.25%, 06/01/2009
  1,815,000       Northern California Power Agency,                    2,072,131
                  Geothermal Project No. 3 Series A,
                  AMBAC, 5.80%, 07/01/2009
  1,100,000       South Orange County Public                           1,413,269
                  Finance Authority, California
                  Special Tax Revenue, Foothill
                  Area Series C, FGIC,
                  8.00%, 08/15/2009
  2,000,000       Los Angeles, California                              2,125,000
                  Wastewater System Revenue Series
                  D, FGIC, 5.375%, 11/01/2009
    600,000       Los Angeles Department of                              655,392
                  Airports, California Airport
                  Revenue, FGIC, AMT,
                  5.80%, 05/15/2010
  1,375,000       Sacramento County, California                        1,469,435
                  Certificates of Participation,
                  Public Facilities Project, MBIA,
                  5.00%, 02/01/2011
  1,000,000       Kern High School District,                           1,181,800
                  California Series A, MBIA,
                  6.30%, 02/01/2011
  2,145,000       San Francisco City & County                          2,291,010
                  Airport Commission, California
                  International Airport Revenue
                  Second Series 10A, MBIA, AMT,
                  5.45%, 05/01/2012
  1,000,000       Los Angeles County Metropolitan                      1,052,820
                  Transportation Authority, California
                  Sales Tax Revenue Series B,
                  AMBAC, 5.30%, 07/01/2012
  1,075,000       Rancho California Water District                     1,195,669
                  Financing Authority Revenue
                  Series A, FSA,
                  5.50%, 08/01/2012
  1,000,000       University of California Revenue                     1,032,180
                  Series C, AMBAC,
                  5.00%, 09/01/2013
  2,500,000       Northern Mariana Islands,                            2,670,175
                  Commonwealth of Series A, ACA,
                  6.00%, 06/01/2014
  1,195,000       Culver City Redevelopment Finance                    1,337,265
                  Authority, California Tax Allocation,
                  AMBAC, 5.50%, 11/01/2014
  1,000,000       San Jose Redevelopment Agency,                       1,166,630
                  California Tax Allocation, Merged
                  Area Redevelopment Project, MBIA,
                  6.00%, 08/01/2015
  1,430,000       San Mateo County Transportation                      1,585,441
                  District, California Series A, MBIA,
                  5.50%, 06/01/2016
  5,225,000       California State Public Works                        5,793,114
                  Board Lease Revenue, Department
                  of Health Services Series A, MBIA,
                  5.75%, 11/01/2016
  2,645,000       Northern California Power Agency                     2,710,702
                  Public Power Revenue, Hydroelectric
                  Project No. 1 Series A, MBIA,
                  5.00%, 07/01/2017
  1,000,000       California Special Districts                         1,100,330
                  Association Finance Corp.,
                  Certificates of Participation
                  Series Z, FSA, 5.50%, 08/01/2017
  3,130,000       Long Beach Bond Finance                              3,202,428
                  Authority, California Lease
                  Revenue, Civic Center Project
                  Series A, MBIA,
                  5.00%, 10/01/2017
  6,390,000       Santa Clara County Financing                         6,539,462
                  Authority, California Lease
                  Revenue Series A, AMBAC,
                  5.00%, 11/15/2017
  5,930,000       Sacramento, California City                          6,342,135
                  Financing Authority Revenue
                  Capital Improvement Series A,
                  AMBAC, 5.50%, 12/01/2017
  2,420,000       San Francisco City & County                          2,419,806
                  Airport Commission, California
                  International Airport Revenue
                  Second Series 15A, FSA, AMT,
                  5.00%, 05/01/2018
  2,000,000       Los Angeles Department of Water                      2,085,060
                  & Power, California Power
                  System Series A, FSA,
                  5.25%, 07/01/2018
  5,000,000       Los Angeles Department of Water                      5,221,300
                  & Power, California Power
                  System Series A, MBIA,
                  5.375%, 07/01/2018 (Note C, p. 22)
  2,000,000       Los Altos School District,                           2,038,780
                  California Series B, MBIA,
                  5.00%, 08/01/2018
  1,000,000       Los Angeles Convention &                             1,025,330
                  Exhibition Center Authority, California
                  Lease Revenue Series A, MBIA,
                  5.375%, 08/15/2018


18 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$ 2,075,000       Anaheim Public Financing                        $    2,112,599
                  Authority, California Electric
                  System Revenue Distribution
                  Facilities, MBIA, 5.00%, 10/01/2018
  1,500,000       Imperial Irrigation District,                        1,524,855
                  California Electric System
                  Revenue, MBIA, 5.00%, 11/01/2018
  3,765,000       Los Angeles Sanitation Equipment                     3,896,662
                  Charge Revenue Series A, FSA,
                  5.25%, 02/01/2019 (Note C, p. 22)
 11,155,000       Los Angeles County, California                      11,275,139
                  Metropolitan Transportation
                  Authority, Sales Tax Revenue
                  Series A, FSA, 5.00%, 07/01/2019
  1,185,000       Tahoe-Truckee Unified                                1,290,998
                  School District, California, MBIA,
                  5.50%, 08/01/2019
  2,815,000       Los Angeles County, California                       3,031,277
                  Certificates of Participation,
                  Antelope Valley Courthouse Series A,
                  AMBAC, 5.75%, 11/01/2019
  2,630,000       California State Public Works                        2,725,495
                  Board Lease Revenue, Department
                  of Corrections, State Prison
                  Series A, AMBAC,
                  5.00%, 12/01/2019
  4,525,000       Los Angeles, California Sanitation                   4,676,361
                  Equipment Charge Revenue
                  Series A, FSA, 5.25%, 02/01/2020
                  (Note C, p. 22)
  2,050,000       Pasadena Unified School District,                    2,071,545
                  California Series B, FGIC,
                  5.00%, 07/01/2020
  6,075,000       Los Angeles Department of Water                      6,295,948
                  & Power, California Power
                  System Series A, MBIA,
                  5.375%, 07/01/2020 (Note C, p. 22)
  6,340,000       University of California Revenue,                    6,453,169
                  Multi-Purpose Projects Series E,
                  MBIA, 5.125%, 09/01/2020
  1,000,000       Fontana Public Financing                             1,033,540
                  Authority, California Tax Allocation
                  Revenue, North Fontana
                  Redevelopment Project Series A,
                  FSA, 5.25%, 09/01/2020
  1,100,000       Mammoth Unified School District,                       389,895
                  California Capital Appreciation,
                  MBIA, 0.00%, 08/01/2021
  1,000,000       Sacramento Municipal Utility                         1,031,010
                  District, California Electric Revenue
                  Refunding Series P, FSA,
                  5.25%, 08/15/2021 (Note C, p. 22)
  1,000,000       Sacramento County Sanitation                         1,099,290
                  District Financing Authority,
                  California Revenue, FSA,
                  5.50%, 12/01/2021
  1,000,000       Mammoth Unified School District,                       336,380
                  California Capital Appreciation,
                  MBIA, 0.00%, 08/01/2022
  3,050,000       California State University                          3,135,278
                  Headquarters Building Authority
                  Lease Revenue Series B, MBIA,
                  5.25%, 09/01/2022
  4,230,000       Los Angeles County Metropolitan                      4,248,570
                  Transportation Authority,
                  California Sales Tax Revenue,
                  Proposition C Second Series A,
                  AMBAC, 5.00%, 07/01/2023
  7,065,000       Los Angeles Unified School                           7,099,265
                  District, California Series B,
                  FGIC, 5.00%, 07/01/2023
  3,450,000       San Francisco City & County                          3,431,370
                  Airport Commission, California
                  International Airport Revenue
                  Second Series 16B, FSA,
                  5.00%, 05/01/2024
  1,000,000       California State, MBIA,                              1,004,180
                  5.00%, 08/01/2024
  9,930,000       Los Angeles Community College                        9,959,889
                  District Series A, MBIA,
                  5.00%, 06/01/2026
  1,295,000       California Housing Financing                         1,302,925
                  Agency Revenue, Home Mortgage
                  Series I, MBIA, AMT,
                  4.95%, 08/01/2028
  6,890,000       California Housing Finance                           1,829,984
                  Agency, Home Mortgage Revenue
                  Series B, AMT, MBIA,
                  0.00%, 08/01/2029
  2,255,000       California Housing Finance                           2,248,618
                  Agency, Home Mortgage Revenue
                  Series N, AMT, FSA,
                  5.25%, 08/01/2029
                                                                  --------------
Total Insured (Cost $199,687,084)                                    211,085,015
                                                                  --------------
================================================================================
TAX SUPPORTED:                                                            19.33%
--------------------------------------------------------------------------------
State General Obligations: 8.24%
  1,935,000       California State,                                    2,019,114
                  7.10%, 09/01/2002
  2,030,000       California State,                                    2,091,205
                  5.00%, 12/01/2002
  2,505,000       Wisconsin State Series A,                            2,612,464
                  5.25%, 05/01/2003
  2,100,000       Illinois State Series 1,                             2,231,649
                  5.50%, 12/01/2003
  3,850,000       Delaware State Series A,                             3,979,937
                  4.00%, 08/01/2004
  2,890,000       California State,                                    3,152,210
                  6.10%, 09/01/2004
  2,960,000       Illinois State Series 1,                             3,193,514
                  5.50%, 12/01/2004


                           Schedule of Investments--Municipal Bond Portfolios 19

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$ 2,500,000       California State,                               $    2,790,150
                  6.20%, 09/01/2005
  1,870,000       California State,                                    1,928,980
                  5.25%, 09/01/2018
  5,065,000       California State,                                    5,091,642
                  5.00%, 06/01/2019
  7,000,000       California State,                                    7,149,520
                  5.25%, 09/01/2020
  4,285,000       California State,                                    4,251,106
                  5.00%, 10/01/2023
                                                                  --------------
Total State General Obligations
(Cost $38,844,945)                                                    40,491,491
                                                                  --------------
Local General Obligations: 2.78%
  1,915,000       Osseo Independent School                             1,933,939
                  District 279, Minnesota School
                  Building Series B,
                  5.25%, 02/01/2002
  3,000,000       Dallas, Texas, Equipment                             3,199,290
                  Acquisition Contractual Obligation,
                  5.25%, 08/15/2004
  3,110,000       Los Angeles County Public Works                      3,230,637
                  Financing Authority, California
                  Capital Construction,
                  5.00%, 03/01/2011
  2,480,000       Los Angeles, California Series A,                    2,615,383
                  5.25%, 09/01/2011
  1,145,000       Los Gatos-Saratoga Joint Union                       1,236,360
                  High School District, California
                  Election of 1998-Series B,
                  5.75%, 12/01/2019
  1,325,000       Los Gatos-Saratoga Joint Union                       1,425,197
                  High School District, California
                  Election of 1998-Series B,
                  5.75%, 12/01/2020
                                                                  --------------
Total Local General Obligations
(Cost $13,125,286)                                                    13,640,806
                                                                  --------------
Tax Lease: 2.21%
  1,050,000       Puerto Rico Housing, Bank &                          1,053,654
                  Finance Agency, Commonwealth
                  Appropriation Subsidy,
                  4.875%, 12/01/2001
  1,920,000       San Diego Unified School                             1,953,888
                  District, California Certificates
                  of Participation, Capital
                  Projects Phase XV Series A,
                  4.75%, 07/01/2002
  1,760,000       Puerto Rico Urban Renewal                            1,770,930
                  & Housing Corp.,
                  7.875%, 10/01/2004
  1,010,000       Gilroy Unified School District,                      1,071,741
                  California Certificates of
                  Participation, 5.85%, 07/01/2008
  2,590,000       Taft Public Financing Authority,                     2,860,603
                  California Lease Revenue,
                  Community Correctional Facility
                  Project A, 5.95%, 01/01/2011
  2,000,000       Sacramento City Finance                              2,122,960
                  Authority, California Lease
                  Revenue Series B,
                  5.40%, 11/01/2020
                                                                  --------------
Total Tax Lease (Cost $10,147,293)                                    10,833,776
                                                                  --------------
Special Tax: 2.26%
  2,185,000       Roseville North Central                              2,198,088
                  Community District No. 1,
                  California Special Tax,
                  4.70%, 09/01/2002
  1,000,000       Orange County Development Agency,                    1,026,700
                  California Tax Allocation, Santa
                  Ana Heights Project Area,
                  5.70%, 09/01/2002
  1,225,000       Tustin Unified School District,                      1,247,626
                  Community Facilities District 97-1,
                  California Bond Anticipation
                  Notes, 6.10%, 09/01/2002
    500,000       Irvine, California Improvement                         501,055
                  Bond Act 1915 Limited Obligation
                  Assessment District,
                  4.00%, 09/02/2002
  1,000,000       Fontana Redevelopment Agency,                        1,015,890
                  California Tax Allocation, Jurupa
                  Hills Redevelopment Project
                  Series A, 4.30%, 10/01/2002
  1,910,000       Virgin Islands Public Finance                        1,964,416
                  Authority Revenue, Gross Receipts
                  Taxes Loan Notes Series A,
                  5.50%, 10/01/2002
    555,000       Irvine, California Improvement Bond                    557,470
                  Act 1915 Limited Obligation
                  Assessment District,
                  4.125%, 09/02/2003
    750,000       Irvine, California Improvement Bond                    754,972
                  Act 1915 Limited Obligation
                  Assessment District,
                  4.375%, 09/02/2004
    165,000       Irvine, California Improvement Bond                    166,582
                  Act 1915 Limited Obligation
                  Assessment District,
                  4.60%, 09/02/2005
    515,000       Contra Costa County, California                        533,664
                  Improvement Bond Act 1915,
                  5.45%, 09/02/2005
  1,075,000       Pomona Public Financing                              1,139,102
                  Authority, California Revenue,
                  Southwest Pomona Redevelopment
                  Series L, 5.50%, 02/01/2008
                                                                  --------------
Total Special Tax (Cost $10,887,347)                                  11,105,565
                                                                  --------------


20 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
Miscellaneous Tax: 3.84%
$17,950,000       New Jersey State Transportation                 $   18,862,937
                  Trust Fund Authority, Transportation
                  Systems Series A,
                  4.75%, 06/15/2004
                                                                  --------------
Total Miscellaneous Tax (Cost $18,768,676)                            18,862,937
                                                                  --------------
Total Tax Supported (Cost $91,773,547)                                94,934,575
                                                                  --------------
================================================================================
REVENUE:                                                                  11.65%
--------------------------------------------------------------------------------
Airport Revenue: 0.27%
    500,000       Denver City & County, Colorado                         531,840
                  Airport Revenue Series B, AMT,
                  7.25%, 11/15/2005
    145,000       Denver City & County, Colorado                         148,979
                  Airport Revenue Series A, AMT,
                  8.875%, 11/15/2012
    500,000       Denver City & County, Colorado                         626,395
                  Airport Revenue Series D, AMT,
                  7.75%, 11/15/2013
                                                                  --------------
Total Airport Revenue (Cost $1,145,136)                                1,307,214
                                                                  --------------
Electric Revenue: 0.72%
  1,000,000       Los Angeles Department of Water &                    1,049,660
                  Power, California Electric Plant
                  Revenue Second Issue,
                  8.00%, 08/15/2002
  2,400,000       Seattle, Washington Municipal                        2,463,216
                  Light & Power Revenue
                  4.50%, 03/28/2003
                                                                  --------------
Total Electric Revenue (Cost $3,477,902)                               3,512,876
                                                                  --------------
Health Care Revenue: 0.51%
  1,185,000       ABAG Finance Authority for                           1,258,091
                  Nonprofit Corp., California
                  Revenue, San Diego Hospital
                  Associates Series A,
                  6.00%, 08/15/2004
  1,185,000       California Statewide Community                       1,255,910
                  Development Authority
                  Certificates of Participation,
                  Catholic Healthcare West,
                  6.50%, 07/01/2020
                                                                  --------------
Total Health Care Revenue (Cost $2,389,165)                            2,514,001
                                                                  --------------
Tobacco Revenue: 0.20%
    940,000       Childrens Trust Fund, Puerto Rico                    1,000,320
                  Tobacco Settlement Revenue,
                  5.75%, 07/01/2020
                                                                  --------------
Total Tobacco Revenue (Cost $935,911)                                  1,000,320
                                                                  --------------
Toll Revenue: 0.88%
  4,135,000       Florida State Turnpike Authority                     4,310,944
                  Revenue, Department of
                  Transportation Series B,
                  5.00%, 07/01/2003
                                                                  --------------
Total Toll Revenue (Cost $4,169,974)                                   4,310,944
                                                                  --------------
Water/Sewer Revenue: 5.55%
  2,510,000       Michigan Municipal Bond                              2,631,007
                  Authority Revenue Clean
                  Water Revolving Fund,
                  4.50%, 10/01/2004
  2,500,000       Metropolitan Water District of                       2,649,275
                  Southern California, Waterworks
                  Revenue Series A,
                  5.50%, 07/01/2008
  2,420,000       Los Angeles County Sanitation                        2,559,344
                  District Financing Authority,
                  California Series A,
                  5.25%, 10/01/2008
  1,000,000       Orange County Water District,                        1,059,150
                  California Certificates of
                  Participation Series A,
                  5.50%, 08/15/2010
  2,460,000       San Francisco City & County                          2,590,503
                  Public Utilities Commission,
                  California Waterworks Revenue
                  Series A, 5.00%, 11/01/2012
  2,285,000       California State Department of                       2,358,189
                  Water Resources, Water System
                  Revenue Series O,
                  5.00%, 12/01/2015
  1,350,000       Metropolitan Water District of                       1,391,283
                  Southern California, Waterworks
                  Revenue Series A,
                  5.00%, 07/01/2016
  1,500,000       California State Department of                       1,513,380
                  Water Resources, Central Valley
                  Project, Water System Revenue
                  Series S, 5.00%, 12/01/2019
  3,660,000       Metropolitan Water District of                       4,125,259
                  Southern California, Waterworks
                  Revenue Series A,
                  5.75%, 07/01/2021
  6,375,000       Metropolitan Water District of                       6,395,846
                  Southern California, Waterworks
                  Revenue Series A,
                  5.00%, 07/01/2026
                                                                  --------------
Total Water/Sewer Revenue (Cost $24,780,486)                          27,273,236
                                                                  --------------
Miscellaneous Revenue: 2.80%
  1,050,000       Los Angeles, California Harbor                       1,070,989
                  Revenue Series B, AMT,
                  5.00%, 08/01/2002
  5,451,754       Koch Fixed Rate Trust, Various                       5,550,649
                  States Class A1,
                  4.70%, 10/06/2003
  6,485,000       Los Angeles, California Harbor                       7,127,858
                  Department Revenue Series B, AMT,
                  5.75%, 08/01/2009
                                                                  --------------
Total Miscellaneous Revenue
(Cost $13,153,862)                                                    13,749,496
                                                                  --------------


                           Schedule of Investments--Municipal Bond Portfolios 21

===============================================================================
Principal Amount           Description                             Market Value
===============================================================================
Industrial Development/Pollution Control Revenue: 0.72%
$ 1,305,000   California Statewide Communities                     $  1,308,798
              Development Authority
              Certificates of Participation,
              The Internext Group,
              4.00%, 04/01/2002
  1,000,000   California Statewide Communities                        1,030,310
              Development Authority Solid Waste
              Revenue, 4.95%, 04/01/2011
  1,460,000   Puerto Rico Port Authority Revenue                      1,193,258
              Series A, 6.25%, 06/01/2026
                                                                   ------------
Total Industrial Development/Pollution Control
Revenue (Cost $3,490,256)                                             3,532,366
                                                                   ------------
Total Revenue (Cost $53,542,692)                                     57,200,453
                                                                   ------------

===============================================================================
ASSET-BACKED SECURITIES:                                                  0.43%
-------------------------------------------------------------------------------
Housing: 0.43%
  1,050,000   San Jose, California Multifamily                        1,072,974
              Housing Revenue, El Parador
              Apartments Project Series C, AMT,
              4.90%, 01/01/2016
  1,015,000   California Statewide Communities                        1,016,320
              Development Authority,
              Multifamily Housing Bayport
              Subordinated Revenue Series LL-4,
              AMT, 4.10%, 12/01/2028
                                                                   ------------
Total Housing (Cost $2,065,000)                                       2,089,294
                                                                   ------------
Total Asset-Backed Securities
(Cost $2,065,000)                                                     2,089,294
                                                                   ------------

===============================================================================
INVESTMENT SUMMARY
Total Investments (Cost $479,496,542)         101.91%              $500,571,826
(Note B, below)
Cash and Other Assets, Less Liabilities        (1.91)                (9,377,340)
                                              ------               ------------
Net Assets (Equivalent to $14.23
per share based on 34,517,517
shares of capital stock outstanding)          100.00%              $491,194,486
                                              ======               ============

-------------------------------------------------------------------------------
(A)   Explanation of abbreviations:
      Insured-bond abbreviations:
      ACA-ACA Financial Guaranty Corporation
      AMBAC-AMBAC Indemnity Corporation
      FGIC-Financial Guaranty Insurance Company
      FSA-Financial Security Assurance, Inc.
      MBIA-Municipal Bond Investors Assurance Corporation
      Other abbreviations:
      AMT-Subject to Alternative Minimum Tax
(B) At September 30, 2001, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $21,322,487 and gross unrealized depreciation of investments was $247,203 resulting in net unrealized appreciation of $21,075,284 (excluding foreign currency transactions).
(C)   When-issued security.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                     Bernstein New York Municipal Portfolio
                               September 30, 2001
--------------------------------------------------------------------------------

Principal Amount           Description                             Market Value*

================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     0.83%
--------------------------------------------------------------------------------
$ 2,490,000   New York City Subseries A-10,                         $  2,490,000
              Morgan Guaranty Trust, Daily
              Floater, Putable Daily,
              2.15%, 08/01/2017
  3,900,000   New York City Transitional                               3,900,000
              Finance Authority Revenue, Future
              Tax, Series C, Daily Floater,
              Putable Daily, 2.65%, 05/01/2028
                                                                    ------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $6,390,000)                                                      6,390,000
                                                                    ------------

================================================================================
U.S. TREASURY BOND:                                                        2.42%
--------------------------------------------------------------------------------
 15,000,000   United States Treasury Bond,                            18,459,300
              7.50%, 11/15/2016
                                                                    ------------
Total U.S. Treasury Bond (Cost $18,127,838)                           18,459,300
                                                                    ------------

================================================================================
PREREFUNDED/ESCROWED:                                                     16.08%
--------------------------------------------------------------------------------
  1,600,000   New York City Series B, AMBAC,                           1,638,400
              8.25%, 06/01/2017,
              Prerefunded 06/01/2001 @ 101.50
  1,925,000   Suffolk County, New York Series A,                       1,925,000
              9.50%, 10/01/2001,
              Escrowed to Maturity
    115,000   Denver City & County, Colorado                             118,164
              Airport Revenue Series A, AMT,
              8.875%, 11/15/2012,
              Prerefunded 11/15/2001 @ 102
  1,630,000   New York State Power Authority                           1,677,889
              Revenue Series Z, 6.00%, 01/01/2003,
              Prerefunded 01/01/2002 @ 102
  5,015,000   New York State Power Authority                           5,165,400
              Revenue Series AA,
              6.25%, 01/01/2023,
              Prerefunded 01/01/2002 @ 101
  2,500,000   New York State Local Government                          2,597,575
              Assistance Corp. Series B,
              6.00%, 04/01/2006,
              Prerefunded 04/01/2002 @ 102
  1,500,000   New York State Thruway Authority                         1,545,525
              Service Contract, 6.25%, 04/01/2004,
              Prerefunded 04/01/2002 @ 101
  1,400,000   New York State Thruway Authority,                        1,442,490
              Local Highway & Bridge Service
              Contract Revenue, 6.25%, 04/01/2007,
              Prerefunded 04/01/2002 @ 101

*See Note 1, page 26 in Notes to Financial Statements.


22 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount           Description                              Market Value
================================================================================
$ 6,730,000   New York State Local Government                       $  7,000,883
              Assistance Corp. Series C,
              6.25%, 04/01/2018,
              Prerefunded 04/01/2002 @ 102
  1,450,000   New York State Local Government                          1,508,363
              Assistance Corp. Series B,
              6.25%, 04/01/2021,
              Prerefunded 04/01/2002 @ 102
  1,500,000   New York State Thruway Authority,                        1,546,455
              Local Highway & Bridge Service
              Contract Revenue, 6.375%, 04/01/2012,
              Prerefunded 04/01/2002 @ 101
  1,225,000   New York State Local Government                          1,278,055
              Assistance Corp. Series A,
              6.875%, 04/01/2019,
              Prerefunded 04/01/2002 @ 102
  9,130,000   New York City Municipal Water                            9,491,365
              Finance Authority Series B,
              6.375%, 06/15/2022,
              Prerefunded 06/15/2002 @ 101
  1,240,000   MTA, New York Transit Facilities                         1,303,612
              Revenue Series J, FGIC,
              6.375%, 07/01/2010,
              Prerefunded 07/01/2002 @ 102
  2,100,000   MTA, New York Transit                                    2,201,241
              Facilities Revenue Series L,
              6.625%, 07/01/2014,
              Prerefunded 07/01/2002 @ 101.50
  5,510,000   New York City Series C, Subseries                        5,795,969
              C-1, AMBAC, 6.625%, 08/01/2015,
              Prerefunded 08/01/2002 @ 101.50
  3,680,000   New York State Housing Finance                           3,897,819
              Agency Service Contract Revenue
              Series C, 6.30%, 03/15/2022,
              Prerefunded 09/15/2002 @ 102
  5,490,000   New York State Power Authority                           5,779,433
              Revenue Series CC,
              5.00%, 01/01/2009,
              Prerefunded 01/01/2003 @ 102
  1,955,000   New York State Power Authority                           2,058,067
              Revenue Series CC,
              5.00%, 01/01/2014,
              Prerefunded 01/01/2003 @ 102
  1,355,000   New York State Medical Care                              1,406,693
              Facilities Finance Agency,
              Hospital & Nursing Home Insured
              Mortgage, FHA, 6.35%, 02/15/2012,
              Prerefunded 02/15/2003 @ 102
 31,715,000   New York City Health & Hospital                         34,039,393
              Corp. Series A, 6.30%, 02/15/2020,
              Prerefunded 02/15/2003 @ 102
  5,605,000   New York State Dormitory                                 6,076,100
              Authority Revenue State
              University Educational Facilities
              Series A, 6.375%, 05/15/2014,
              Prerefunded 05/15/2003 @102
    800,000   New York State Medical Care                                821,520
              Facilities Finance Agency,
              Hospital & Nursing Home Insured
              Mortgage, FHA, 6.125%, 02/15/2014,
              Prerefunded 02/15/2004 @ 102
  1,140,000   New York State Environmental                             1,278,601
              Facilities Corp., Pollution Control
              Revenue, State Water Revolving
              Fund Series E, 6.70%, 06/15/2010,
              Prerefunded 06/15/2004 @ 101.50
     70,000   New York State Medical Care                                 70,221
              Facilities Finance Authority,
              Insured Mortgage Project Series A,
              FHA, 5.40%, 08/15/2004,
              Escrowed to Maturity
  1,050,000   New York State Medical Care                              1,173,344
              Facilities Finance Authority,
              Mental Health Services, MBIA,
              6.15%, 02/15/2015,
              Prerefunded 08/15/2004 @ 102
  3,945,000   New York State Medical Care                              4,153,059
              Facilities Finance Agency, Hospital
              & Nursing Home Insured Mortgage
              Series C, 6.25%, 08/15/2012,
              Prerefunded 08/15/2004 @ 100
  2,800,000   New York State Thruway Authority,                        3,108,280
              General Revenue Series C,
              5.75%, 01/01/2009,
              Prerefunded 01/01/2005 @ 102
  1,410,000   New York State Medical Care                              1,479,851
              Facilities Finance Authority,
              Hospital & Nursing Home Insured
              Mortgage, FHA, 5.875%, 02/15/2005,
              Escrowed to Maturity
  1,925,000   New York State Local Government                          2,159,330
              Assistance Corp. Series A,
              5.90%, 04/01/2012,
              Prerefunded 04/01/2005 @ 102
    900,000   New York City Series B,                                  1,023,786
              6.30%, 08/15/2008,
              Prerefunded 08/15/2005 @ 101
  2,220,000   New York State Power Authority                           2,530,511
              Revenue Series W, 6.50%, 01/01/2008,
              Escrowed to Maturity
  4,670,000   Niagara Falls Bridge Commission,                         5,494,909
              New York Toll Revenue,
              6.30%, 10/01/2012,
              Escrowed to Maturity
                                                                    ------------
Total Prerefunded/Escrowed
(Cost $118,612,175)                                                  122,787,303
                                                                    ------------

================================================================================
INSURED:                                                                  38.82%
--------------------------------------------------------------------------------
  7,910,000   Nassau County, New York Series C,                        7,964,104
              FSA, 5.125%, 01/01/2002
  2,425,000   Islip, New York Series C, FSA,                           2,441,781
              4.75%, 01/15/2002


                           Schedule of Investments--Municipal Bond Portfolios 23

================================================================================
Principal Amount           Description                              Market Value
================================================================================
$ 1,050,000   Oyster Bay, New York, FSA,                            $  1,056,710
              4.00%, 02/15/2002
  3,760,000   Nassau County, New York Series V,                        3,803,578
              AMBAC, 5.125%, 03/01/2002
  1,680,000   New York State Thruway Authority,                        1,706,141
              Emergency Highway Construction &
              Reconstruction, Series A, FSA,
              6.00%, 03/01/2002
  1,740,000   Dansville Central School District,                       1,778,228
              New York, FSA, 5.375%, 06/15/2002
  1,950,000   New York State Dormitory                                 1,990,170
              Authority, University of Rochester
              Series A, MBIA, 5.00%, 07/01/2002
  1,805,000   Suffolk County, New York Series A,                       1,845,558
              MBIA, 4.875%, 08/15/2002
  4,325,000   Port Authority of New York & New                         4,424,994
              Jersey, Consolidated 119th
              Series, FGIC, 5.00%, 09/15/2002
  4,620,000   Rochester, New York, MBIA,                               4,744,694
              5.00%, 10/01/2002
  1,315,000   Suffolk County, New York Judicial                        1,351,583
              Facilities Agency Agreement John
              P. Cohalan Complex, AMBAC,
              5.00%, 10/15/2002
  1,850,000   Nassau County, New York Series C,                        1,908,608
              FSA, 5.125%, 01/01/2003
  1,020,000   New York State Dormitory                                 1,059,984
              Authority, Brookdale Hospital,
              Secured Hospital Program Series
              J, FSA, 5.50%, 02/15/2003
  3,000,000   Long Island Power Authority, New                         3,077,430
              York Electric System Revenue,
              MBIA-IBC, 4.25%, 04/01/2003
  1,000,000   Jamestown, New York, City School                         1,026,810
              District, FGIC, 4.00%, 06/15/2003
  2,480,000   New York State Dormitory                                 2,586,814
              Authority Revenue, City
              University Series A, AMBAC,
              5.00%, 07/01/2003
  2,525,000   New York State Dormitory                                 2,676,601
              Authority Lease Revenue, State
              University Dormitory Facilities
              Series A, AMBAC, 6.00%, 07/01/2003
  1,340,000   New York State Dormitory                                 1,480,539
              Authority Revenue, City
              University Series D, FGIC,
              8.75%, 07/01/2003
  1,530,000   Suffolk County, New York Public                          1,607,632
              Improvement Series B, FGIC,
              5.00%, 10/01/2003
  7,610,000   Rochester, New York, MBIA,                               8,014,548
              5.125%, 10/01/2003
  3,000,000   Brookhaven, New York Public                              3,143,250
              Improvement, FGIC,
              4.75%, 11/01/2003
  1,660,000   Buffalo, New York Series C, FGIC,                        1,712,738
              4.00%, 12/01/2003
  5,980,000   Nassau County, New York Series C,                        6,268,176
              FSA, 5.125%, 01/01/2004
    360,000   Niagara Frontier Authority, New                            365,713
              York Airport Revenue, Greater
              Buffalo International Airport,
              AMBAC, AMT, 5.75%, 04/01/2004
  5,535,000   New York State Thruway Authority,                        5,991,970
              Highway & Bridge Trust Fund
              Series A, AMBAC, 6.25%, 04/01/2004
  7,070,000   New York State Dormitory                                 7,524,177
              Authority Revenue, City
              University Series A, AMBAC,
              5.25%, 07/01/2004
  1,000,000   Port Authority of New York & New                         1,049,230
              Jersey, Consolidated 122nd
              Series, FSA, 5.25%, 07/15/2004
  3,140,000   New York City Series E, FGIC,                            3,405,864
              6.00%, 08/01/2004
  6,715,000   Long Island Power Authority, New                         7,198,614
              York Electric System Revenue
              Series A, AMBAC, 5.25%, 12/01/2004
  5,000,000   New York State Urban Development                         5,344,800
              Corp., Correctional Facilities
              Series A, AMBAC, 5.30%, 01/01/2005
  1,000,000   Nassau County, New York Series A,                        1,112,840
              FGIC, 6.50%, 05/01/2005
  1,560,000   MTA, New York Transit Facilities                         1,677,764
              Revenue Series M, AMBAC,
              5.20%, 07/01/2005
  7,445,000   New York State Dormitory                                 8,020,052
              Authority Revenue, City
              University Series A, AMBAC,
              5.25%, 07/01/2005
  1,000,000   New York State Dormitory                                 1,112,370
              Authority Revenue, City
              University Series C, AMBAC,
              6.25%, 07/01/2005
  8,955,000   Port Authority of New York & New                         9,463,017
              Jersey, Consolidated 122nd
              Series, FSA, 5.25%, 07/15/2005
  3,615,000   New York State Project Finance                           3,765,529
              Agency, HUD Section 236-Series A,
              FSA, 4.95%, 11/01/2006
  2,025,000   New York State Urban Development                         2,161,283
              Corp., Correctional Facilities
              Series A, AMBAC, 5.00%, 01/01/2007
  2,000,000   Suffolk County, New York,                                2,237,900
              Southwest Sewer District, MBIA,
              6.00%, 02/01/2007
  2,000,000   New York State Dormitory                                 2,181,120
              Authority, State University
              Series B, FGIC, 5.375%, 05/15/2007
  4,000,000   Westchester County, New York                             4,267,120
              Industrial Development Agency,
              Resource Recovery Revenue Series A,
              AMBAC, 5.60%, 07/01/2007


24 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount           Description                              Market Value
================================================================================
$ 1,000,000   MTA, New York Commuter Facilities                     $  1,124,580
              Series A, MBIA, 6.00%, 07/01/2007
  2,400,000   MTA, New York Transit Facilities                         2,736,072
              Series K, MBIA, 6.30%, 07/01/2007
  1,560,000   New York City Transportation                             1,703,380
              Authority, Certificates of
              Participation Series A, AMBAC,
              5.50%, 01/01/2008
  1,265,000   New York State Urban Development                         1,383,467
              Corp., Correctional Facilities
              Series A, AMBAC, 5.50%, 01/01/2008
  1,345,000   Babylon, New York Series A, AMBAC,                       1,751,835
              9.20%, 01/15/2008
  4,030,000   New York State Dormitory                                 4,113,502
              Authority, Insured Mortgage
              Hospital, Sound Shore Medical
              Center, FHA, MBIA, 4.35%, 02/01/2008
  1,000,000   Suffolk County, New York                                 1,075,820
              Waterworks Authority, MBIA,
              5.10%, 06/01/2008
  1,485,000   New York State Dormitory                                 1,546,390
              Authority, New York University
              Series B, MBIA, 5.00%, 07/01/2008
  1,910,000   MTA, New York Transit Facilities                         2,133,241
              Service Contract Series O, AMBAC,
              5.75%, 07/01/2008
  4,575,000   New York State Series B, AMBAC,                          4,911,949
              5.625%, 08/15/2008
  1,000,000   New York State Thruway Authority,                        1,059,830
              Highway & Bridge Trust Fund
              Series A, MBIA, 5.25%, 04/01/2009
  4,055,000   New York State Dormitory                                 4,467,556
              Authority, State University
              Series A, FGIC, 5.50%, 05/15/2009
  1,175,000   New York City Municipal Water                            1,261,856
              Finance Authority Series A, MBIA,
              5.75%, 06/15/2009
  3,630,000   New York State Dormitory                                 4,071,263
              Authority, City University Series A,
              AMBAC, 5.75%, 07/01/2009
  2,000,000   New York State Dormitory                                 2,243,120
              Authority, City University Series A,
              FSA, 5.75%, 07/01/2009
  1,495,000   MTA, New York Commuter Facilities                        1,711,850
              Series A, MBIA, 6.10%, 07/01/2009
  1,550,000   Babylon, New York Waste                                  2,079,945
              Facilities, FGIC, 9.00%, 08/01/2009
  1,090,000   Nassau County, New York Series G,                        1,183,816
              MBIA, 5.40%, 01/15/2010
  1,120,000   Nassau County, New York Combined                         1,228,998
              Sewer Districts Series A, AMBAC,
              5.50%, 07/01/2010
  4,085,000   Long Island Power Authority, New                         4,338,597
              York Electric System Revenue,
              MBIA, 5.125%, 04/01/2011
  3,415,000   New York State Dormitory                                 3,512,123
              Authority, New York University
              Series A, MBIA, 5.00%, 07/01/2011
  1,085,000   New York State Dormitory                                 1,156,143
              Authority, New York Medical
              College, MBIA, 5.25%, 07/01/2011
  1,000,000   Nassau County, New York Series A,                        1,134,940
              AMBAC, 6.00%, 07/01/2011
  1,000,000   New York State Dormitory                                 1,116,060
              Authority Revenue, Mental Health
              Services Facilities Series D, FSA,
              5.75%, 08/15/2011
  2,725,000   New York City Educational                                2,860,814
              Construction Fund, MBIA,
              5.50%, 10/01/2011
  1,000,000   New York State Dormitory                                 1,102,030
              Authority Revenue, Mental Health
              Services Facilities Series D, FSA,
              5.75%, 02/15/2012
  1,540,000   New York State Dormitory                                 1,740,323
              Authority, New York University
              Series A, MBIA, 5.75%, 07/01/2012
  1,000,000   Nassau County, New York Series A,                        1,141,270
              FGIC, 6.00%, 07/01/2012
  1,630,000   Islip, New York Resource Recovery                        1,759,390
              Agency Revenue Series B, AMBAC,
              AMT, 6.125%, 07/01/2012
  1,100,000   Albany County, New York, FGIC,                           1,173,854
              5.00%, 10/01/2012
  1,850,000   New York State Dormitory                                 1,932,029
              Authority, Municipal Health
              Facilities Series 1, FSA,
              5.125%, 01/15/2013
  1,110,000   New York State Dormitory                                 1,170,184
              Authority, Mental Health Services
              Facilities Series D, MBIA,
              5.25%, 02/15/2013
  2,305,000   New York State Dormitory                                 2,555,807
              Authority Revenue, Mental Health
              Services Facilities Series D, FSA,
              5.875%, 02/15/2013
  1,000,000   New York City Municipal Water                            1,141,570
              Finance Authority Series A, AMBAC,
              5.875%, 06/15/2013
  1,135,000   New York State Dormitory                                 1,241,872
              Authority, City University System
              Series 1, FSA, 5.75%, 07/01/2013
  1,000,000   Nassau County, New York Series A,                        1,142,480
              FGIC, 6.00%, 07/01/2013
  1,140,000   New York State Dormitory                                 1,184,585
              Authority, Brookdale Hospital,
              Secured Hospital Program, MBIA,
              5.20%, 02/15/2014
  1,000,000   New York State Urban Development                         1,042,660
              Corp., Community Enhancement
              Facilities, AMBAC, 5.125%, 04/01/2014


                           Schedule of Investments--Municipal Bond Portfolios 25

================================================================================
Principal Amount           Description                              Market Value
================================================================================
$ 1,095,000   Clifton Park, New York Water                          $  1,113,615
              Authority, FGIC, 5.00%, 10/01/2014
  3,930,000   New York State Dormitory Authority,                      4,053,441
              Secured Hospital Program Series E,
              MBIA, 5.20%, 02/15/2015
  1,335,000   New York State Local Government                          1,366,065
              Assistance Corp. Series A, FGIC,
              5.00%, 04/01/2015
  7,860,000   MTA, New York Dedicated Tax Fund                         8,216,294
              Series A, FSA, 5.25%, 04/01/2015
  1,355,000   Port Authority of New York & New                         1,363,252
              Jersey, Consolidated 117th
              Series, FGIC, AMT, 5.125%, 11/15/2015
  2,610,000   Nassau County, New York Interim                          2,752,558
              Finance Authority, Sales Tax
              Secured Series A-1, AMBAC,
              5.375%, 11/15/2015
  2,220,000   Long Island Power Authority, New                         2,265,221
              York Electric System Revenue
              Series A, FSA, 5.00%, 12/01/2015
  2,330,000   New York State Urban Development                         2,414,416
              Corp., Correctional Facilities
              Series B, AMBAC, 5.25%, 01/01/2016
  1,000,000   New York State Dormitory                                 1,024,470
              Authority, North General Hospital,
              Secured Hospital Program Series G,
              MBIA, 5.20%, 02/15/2016
  5,820,000   New York State Dormitory                                 5,962,415
              Authority Revenue, Wyckoff Heights
              Series H, MBIA, 5.20%, 02/15/2016
  5,905,000   New York State Dormitory                                 6,571,793
              Authority, State University
              Educational Facilities Series 1989
              Resources, MBIA, 6.00%, 05/15/2016
  2,240,000   New York City Series B, FSA,                             2,303,504
              5.25%, 08/01/2016
  1,000,000   Nassau County, New York Interim                          1,047,230
              Finance Authority, Sales Tax
              Secured Series A-1, AMBAC,
              5.375%, 11/15/2016
  1,310,000   New York State Thruway Authority,                        1,321,397
              Highway & Bridge Trust Fund
              Series B, FSA, 5.00%, 04/01/2017
  1,985,000   New York State Dormitory                                 2,267,267
              Authority, State University
              Series A, MBIA, 6.00%, 07/01/2017
  2,045,000   New York State Series D, AMBAC,                          2,065,123
              5.00%, 07/15/2017
  4,860,000   New York State Dormitory                                 4,873,511
              Authority, Mental Health Services
              Series D, MBIA, 5.00%, 08/15/2017
  8,165,000   Triborough Bridge & Tunnel                               8,348,386
              Authority, New York Special
              Obligation Series A, MBIA,
              5.125%, 01/01/2018
  1,120,000   New York State Thruway Authority,                        1,130,931
              Highway & Board Series A,
              FGIC, 5.00%, 04/01/2018
  1,000,000   MTA, New York Transit Facilities                         1,007,590
              Revenue Series B-1, AMBAC,
              5.00%, 07/01/2018
  1,000,000   New York State Dormitory Authority                       1,023,850
              Revenue, Winthrop University
              Hospital Associates Series A,
              AMBAC, 5.25%, 07/01/2018
  1,000,000   New York State Dormitory                                 1,141,920
              Authority, New York University
              Series A, MBIA, 6.00%, 07/01/2018
  2,720,000   New York State Housing Finance                           2,836,824
              Agency Service Contract
              Obligation Revenue Series C,
              MBIA-IBC, 5.50%, 09/15/2018
  1,780,000   New York State Dormitory                                 1,810,011
              Authority Revenue, Mental Health
              Services Series C, MBIA,
              5.25%, 02/15/2019
  1,325,000   New York State Dormitory                                 1,351,063
              Authority Revenue, South Nassau
              Community Hospital Series B,
              AMBAC, 5.25%, 07/01/2019
  3,520,000   New York State Dormitory                                 4,015,862
              Authority, New York University
              Series A, MBIA, 6.00%, 07/01/2019
  1,260,000   MTA, New York Commuter Facilities                        1,261,512
              Series B, AMBAC, 5.00%, 07/01/2020
  1,370,000   New York State Local Government                          1,356,533
              Assistance Corp. Series B, MBIA,
              5.00%, 04/01/2021
  1,220,000   New York City Series D, MBIA,                            1,230,821
              5.25%, 08/01/2021
  1,000,000   New York City Municipal Water                            1,001,890
              Finance Authority Series A, AMBAC,
              5.125%, 06/15/2022
  2,500,000   Long Island Power Authority, New                         2,498,225
              York Electric System Revenue
              Series A, FSA, 5.125%, 12/01/2022
  1,240,000   New York City Series J, MBIA,                            1,222,094
              5.00%, 08/01/2023
  5,300,000   Long Island Power Authority,                             5,461,491
              New York Electric System
              Revenue Series A, MBIA-IBC,
              5.50%, 12/01/2023
                                                                    ------------
Total Insured (Cost $283,380,794)                                    296,465,810
                                                                    ------------

================================================================================
TAX SUPPORTED:                                                            23.78%
--------------------------------------------------------------------------------
Local General Obligations: 5.07%
    615,000   New York City Series C,                                    634,723
              6.30%, 08/01/2002
  5,025,000   New York City Series B,                                  5,167,961
              5.70%, 08/15/2002


26 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount           Description                              Market Value
================================================================================
$ 1,180,000   New York City Series D,                               $  1,222,268
              5.40%, 02/15/2003
  1,015,000   New York City Series B,                                  1,089,105
              6.75%, 08/15/2003
  4,315,000   New York City Series B,                                  4,441,861
              7.50%, 02/01/2004
  2,400,000   New York City Series E,                                  2,626,968
              6.60%, 08/01/2004
  2,485,000   New York City Series B,                                  2,682,533
              6.00%, 08/15/2004
  1,000,000   Westchester County, New York,                            1,132,090
              7.10%, 12/01/2004
  1,000,000   New York City Series C,                                  1,070,900
              5.60%, 02/01/2005
  1,310,000   New York City Series G,                                  1,423,512
              5.75%, 02/01/2006
  1,000,000   New York City Series I,                                  1,111,240
              6.25%, 04/15/2006
  1,300,000   Westchester County, New York                             1,504,334
              Series A, 6.75%, 02/01/2007
    500,000   New York City Series F,                                    543,215
              5.50%, 08/01/2007
  4,455,000   New York City Series B,                                  4,913,954
              6.30%, 08/15/2008
  2,600,000   Onondaga County, New York,                               2,894,450
              5.70%, 04/01/2009
  2,600,000   Onondaga County, New York,                               2,911,428
              5.70%, 04/01/2011
  3,250,000   New York City Series F,                                  3,341,097
              5.25%, 08/01/2016
                                                                    ------------
Total Local General Obligations
(Cost $36,475,592)                                                    38,711,639
                                                                    ------------

Tax Lease: 8.83%
  3,820,000   New York State Dormitory                                 3,854,342
              Authority, Jamaica Hospital
              Secured Hospital Program,
              5.00%, 02/15/2002
  2,665,000   New York State Dormitory                                 2,688,958
              Authority, Wyckoff Heights
              Secured Hospital Program,
              5.00%, 02/15/2002
  2,615,000   New York State Dormitory                                 2,643,111
              Authority, Community Enhancement
              Facilities Series B, 4.50%, 04/01/2002
  2,700,000   New York State Urban Development                         2,729,025
              Corp., Community Enhancement
              Facilities Series A, 4.50%, 04/01/2002
  2,345,000   New York State Dormitory                                 2,378,252
              Authority Revenue, Service
              Contract Series C, 5.15%, 04/01/2002
  3,900,000   New York State Dormitory                                 3,979,482
              Authority, City University System
              Consolidated Series 1,
              5.00%, 07/01/2002
  1,000,000   New York State Medical Care                              1,046,290
              Facilities Finance Agency, Mental
              Health Services Series F,
              6.00%, 02/15/2003
    720,000   New York State Medical Care                                753,660
              Facilities Finance Authority,
              Mental Health Services Series F,
              6.20%, 02/15/2003
  3,075,000   New York State Dormitory Authority                       3,166,020
              Revenue, Community Enhancement
              Facilities, Series A, 4.50%, 04/01/2003
  1,335,000   New York State Dormitory                                 1,387,919
              Authority Revenue, State Service
              Contract Series C, 5.25%, 04/01/2003
  2,000,000   New York State Thruway Authority                         2,055,480
              Service Contract, 6.20%, 04/01/2003
  1,110,000   New York State Dormitory Authority                       1,152,169
              Revenue, Community Enhancement
              Facilities, Series A, 4.50%, 04/01/2004
    585,000   Puerto Rico Commonwealth Urban                             588,633
              Renewal & Housing Corp.,
              7.875%, 10/01/2004
  2,000,000   New York State Urban Development                         2,176,320
              Corp., Correctional Facilities
              Series 5, 6.00%, 01/01/2005
  1,165,000   MTA, New York Transit Facilities                         1,254,041
              Service Contract, 5.30%, 07/01/2005
  1,020,000   New York State Dormitory                                 1,112,269
              Authority, City University Series A,
              5.70%, 07/01/2005
  1,780,000   New York State Dormitory                                 1,941,019
              Authority, City University Series D,
              5.70%, 07/01/2005
  1,000,000   New York State Urban Development                         1,059,040
              Corp., Correctional Facilities
              Series 4, 5.25%, 01/01/2006
  1,645,000   MTA, New York Transit Facilities                         1,790,944
              Service Contract, 5.40%, 07/01/2006
  1,250,000   MTA, New York Transit Facilities                         1,361,388
              Service Contract, 5.45%, 07/01/2007
  3,510,000   New York State Dormitory Authority,                      3,876,795
              City University Series 2,
              5.75%, 07/01/2007
  2,980,000   New York State Dormitory                                 3,412,676
              Authority Revenue, Mental Health
              Services Facilities Improvement B,
              6.50%, 02/15/2008
  1,905,000   New York State Thruway Authority                         1,977,295
              Service Contract, 5.125%, 04/01/2008
  1,505,000   New York State Dormitory Authority,                      1,650,187
              Mental Health Services,
              5.70%, 02/15/2009
  1,505,000   New York State Dormitory                                 1,740,849
              Authority Revenue, Mental Health
              Services Facilities Improvement B,
              6.50%, 02/15/2009


                           Schedule of Investments--Municipal Bond Portfolios 27

================================================================================
Principal Amount           Description                              Market Value
================================================================================
$ 2,215,000   New York State Urban Development                      $  2,453,733
              Corp., Correctional Facilities
              Series A, 5.70%, 04/01/2009
  1,125,000   New York State Dormitory Authority,                      1,254,274
              City University Series A,
              5.75%, 07/01/2009
  1,490,000   Triborough Bridge & Tunnel                               1,689,943
              Authority, New York Convention
              Center Series E, 6.00%, 01/01/2011
  1,000,000   New York State Dormitory                                 1,056,460
              Authority, Westchester County
              Court Facilities, AMBAC Surety,
              5.125%, 08/01/2012
  1,115,000   New York State Dormitory                                 1,181,209
              Authority Lease Revenue, Court
              Facilities Westchester County,
              AMBAC, 5.25%, 08/01/2013
  5,715,000   Yonkers, New York Industrial                             5,876,449
              Development Agency Civic
              Facilities Revenue, Community
              Development Properties Series A,
              6.25%, 02/01/2016
  2,090,000   New York State Dormitory                                 2,148,018
              Authority, Westchester County
              Court Facilities, AMBAC Surety,
              5.25%, 08/01/2017
                                                                    ------------
Total Tax Lease (Cost $63,894,426)                                    67,436,250
                                                                    ------------
Special Tax: 9.88%
  1,235,000   MAC New York Series I,                                   1,262,615
              5.25%, 07/01/2002
  3,780,000   MAC New York Series J,                                   3,871,476
              5.50%, 07/01/2002
  1,110,000   MAC New York Series J,                                   1,171,738
              5.75%, 07/01/2003
  7,025,000   New York City Transitional                               7,351,241
              Finance Authority Revenue, Future
              Tax Secured Series C,
              5.00%, 02/01/2004
  7,925,000   MAC New York Series E,                                   8,579,130
              6.00%, 07/01/2004
 10,530,000   MAC New York Series J,                                  11,399,146
              6.00%, 07/01/2004
  9,855,000   MAC New York Series E,                                  10,857,451
              6.00%, 07/01/2005
  3,035,000   New York State Local Government                          3,365,663
              Assistance Corp. Series A,
              6.00%, 04/01/2008
  4,185,000   New York City Transitional                               4,422,457
              Finance Authority Series C,
              5.25%, 05/01/2012
  1,740,000   New York State Local Government                          1,801,822
              Assistance Corp. Series D,
              5.375%, 04/01/2014
  1,865,000   New York City Transitional                               1,948,869
              Finance Authority Series C,
              5.25%, 05/01/2014
  1,890,000   New York City Transitional                               1,953,145
              Finance Authority Series C,
              5.25%, 05/01/2015
  1,185,000   New York City Transitional                               1,212,421
              Finance Authority Series B,
              5.125%, 11/01/2015
 10,915,000   New York City Transitional                              11,476,140
              Finance Authority Series B,
              5.50%, 02/01/2017
  1,000,000   New York City Transitional                               1,021,860
              Finance Authority Revenue Future
              Tax Secured Series A,
              5.25%, 05/01/2017
  3,910,000   New York City Transitional                               3,754,890
              Finance Authority Series C,
              5.00%, 05/01/2026
                                                                    ------------
Total Special Tax (Cost $72,543,652)                                  75,450,064
                                                                    ------------
Total Tax Supported (Cost $172,913,670)                              181,597,953
                                                                    ------------

================================================================================
REVENUE:                                                                  15.70%
--------------------------------------------------------------------------------
Airport Revenue: 0.59%
  1,300,000   Denver City & County, Colorado                           1,382,784
              Airport Revenue Series B,
              7.25%, 11/15/2005
  1,495,000   New York City Industrial                                 1,563,411
              Development Agency, Special
              Facilities Revenue, Terminal One
              Group Association Limited
              Partnership Project, AMT,
              6.00%, 01/01/2007
    310,000   Denver City & County, Colorado                             318,507
              Airport Revenue Unrefunded
              Balance Series A, AMT,
              8.875%, 11/15/2012
  1,000,000   Denver City & County, Colorado                           1,252,790
              Airport Revenue Series D, AMT,
              7.75%, 11/15/2013
                                                                    ------------
Total Airport Revenue (Cost $4,137,099)                                4,517,492
                                                                    ------------
Electric Revenue: 1.80%
  4,650,000   Long Island Power Authority, New                         4,671,343
              York Electric System Revenue
              Series A, 5.25%, 12/01/2001
  4,560,000   Long Island Power Authority, New                         4,616,772
              York Electric System Revenue,
              5.00%, 04/01/2002
  3,375,000   Long Island Power Authority, New                         3,480,908
              York Electric System Revenue,
              5.00%, 04/01/2003
  1,000,000   New York State Power Authority                           1,001,110
              Revenue & General Purpose
              Consented, 2.90%, 03/01/2016
                                                                    ------------
Total Electric Revenue (Cost $13,685,312)                             13,770,133
                                                                    ------------


26 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount           Description                              Market Value
================================================================================
Health Care Revenue: 0.33%
$ 1,105,000   New York State Medical Care                           $  1,164,670
              Facilities Finance Agency, Hospital
              & Nursing Home Insured Mortgage
              Series A, FHA, 6.125%, 02/15/2014
  1,305,000   New York State Dormitory                                 1,371,085
              Authority, Lenox Hill Hospital
              Obligation Group, 5.75%, 07/01/2017
                                                                    ------------
Total Health Care Revenue (Cost $2,447,214)                            2,535,755
                                                                    ------------

Higher Education Revenue: 1.01%
  1,000,000   New York State Dormitory                                 1,104,050
              Authority, Columbia University,
              5.625%, 07/01/2006
  1,290,000   New York State Dormitory                                 1,437,653
              Authority, Columbia University,
              5.75%, 07/01/2007
  2,120,000   New York City Industrial                                 2,309,910
              Development Agency, Civic
              Facilities Revenue, Polytechnic
              University Project, 5.75%, 11/01/2011
  1,655,000   New York City Industrial                                 1,792,994
              Development Agency, Civic
              Facilities Revenue, Polytechnic
              University Project, 5.75%, 11/01/2012
  1,045,000   New York City Industrial                                 1,091,325
              Development Agency, Civic
              Facilities Revenue, Polytechnic
              University Project, 6.00%, 11/01/2020
                                                                    ------------
Total Higher Education Revenue
(Cost $7,147,914)                                                      7,735,932
                                                                    ------------

Tobacco Revenue: 1.96%
  3,700,000   TSASC, Inc. New York Series 1,                           3,863,799
              Tobacco Flexible Amortization
              Bonds, 5.40%, 07/15/2012
  1,135,000   Erie County, New York, Tobacco                           1,204,644
              Asset, Senior Class A,
              5.75%, 07/15/2014
  1,960,000   Erie County, New York, Tobacco                           2,074,248
              Asset, Senior Class A,
              6.00%, 07/15/2020
  2,355,000   TSASC, Inc., New York Series 1,                          2,486,691
              Tobacco, Flexible Amortization
              Bonds, 5.80%, 06/01/2023
  5,025,000   Monroe Tobacco Asset                                     5,305,345
              Securitization Corp., New York
              Tobacco Settlement Revenue
              Asset-Backed, 6.15%, 06/01/2025
                                                                    ------------
Total Tobacco Revenue (Cost $14,175,375)                              14,934,727
                                                                    ------------

Toll Revenue: 1.76%
    725,000   Triborough Bridge & Tunnel                                 797,406
              Authority, New York Toll Revenue
              Series Y, 5.80%, 01/01/2006
  2,370,000   Triborough Bridge & Tunnel                               2,410,764
              Authority, New York Toll Revenue
              Series A, 5.00%, 01/01/2012
  9,370,000   Triborough Bridge & Tunnel                              10,210,676
              Authority, New York Toll Revenue
              Series Y, 5.50%, 01/01/2017
                                                                    ------------
Total Toll Revenue (Cost $12,868,198)                                 13,418,846
                                                                    ------------

Water/Sewer Revenue: 6.54%
  2,510,000   New York State Environmental                             2,647,046
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue, State
              Revolving Fund Series 92-B,
              6.25%, 09/15/2005
  2,510,000   New York State Environmental                             2,644,737
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue, State
              Revolving Fund Series 92-B,
              6.35%, 09/15/2006
  1,000,000   Ulster County Resource Recovery                          1,046,670
              Agency, New York Solid Waste
              System, 5.90%, 03/01/2007
  1,000,000   New York State Environmental                             1,081,050
              Facilities Corp., Pollution
              Control Revenue, State Revolving
              Fund, New York City Municipal
              Water Finance Authority Series 94-A,
              5.75%, 06/15/2007
  1,885,000   New York State Environmental                             2,123,377
              Facilities Corp., Pollution
              Control Revenue, State Revolving
              Fund, New York City Municipal
              Water Finance Authority Series 97-D,
              6.00%, 06/15/2007
  2,975,000   New York State Environmental                             3,171,528
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue, State
              Revolving Fund Series 95-A,
              5.20%, 05/15/2008
  3,085,000   New York State Environmental                             3,283,982
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue, State
              Revolving Fund Series 95-A,
              5.30%, 05/15/2009
  1,485,000   New York City Municipal Water                            1,686,381
              Finance Authority Series A,
              6.00%, 06/15/2009
    780,000   New York State Environmental                               838,133
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue, State
              Revolving Fund Series 95-A,
              5.40%, 05/15/2010
  3,865,000   New York State Environmental                             4,081,054
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue, State
              Revolving Fund Series 96-A,
              4.95%, 06/15/2010


                           Schedule of Investments--Municipal Bond Portfolios 29

================================================================================
Principal Amount           Description                              Market Value
================================================================================
$ 3,800,000   New York State Environmental                          $  4,025,454
              Facilities Corp., Pollution Control
              Revenue, State Revolving Fund,
              New York City Municipal Water
              Finance Authority Series 95-B,
              5.50%, 06/15/2010
  1,395,000   New York City Municipal Water                            1,593,801
              Finance Authority Series A,
              6.00%, 06/15/2010
  4,680,000   New York State Environmental                             5,296,590
              Facilities Corp., Pollution Control
              Revenue, State Revolving Fund,
              New York City Municipal Water
              Finance Authority Series 94-A,
              5.75%, 06/15/2011
  1,000,000   New York State Environmental                             1,012,960
              Facilities Corp., Pollution Control
              Revenue, State Revolving Fund,
              New York City Municipal Water
              Finance Authority Series 90-A,
              7.50%, 06/15/2012
  1,015,000   New York State Environmental                             1,052,068
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue, State
              Revolving Fund Series 96-A,
              5.20%, 12/15/2015
  2,320,000   New York City Municipal Water                            2,478,526
              Finance Authority Water & Sewer
              Systems Revenue Refunding Series D,
              5.50%, 06/15/2017
  5,025,000   New York City Municipal Water                            5,021,734
              Finance Authority Water & Sewer
              Systems Revenue Refunding Series D,
              5.125%, 06/15/2019
  1,440,000   New York State Environmental                             1,464,941
              Facilities Corp., Pooled Loan,
              State Revolving Fund Series 98-D,
              5.15%, 10/15/2019
  5,000,000   New York State Environmental                             5,400,100
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue, State
              Revolving Fund Series 00-B,
              5.875%, 07/15/2020
                                                                    ------------
Total Water/Sewer Revenue (Cost $47,103,224)                          49,950,132
                                                                    ------------

Miscellaneous Revenue: 1.35%
  1,420,000   Virgin Islands Public Finance                            1,450,587
              Authority Revenue Refunding
              Subordinated Lien-Fund Loan Notes
              Series D, 5.50%, 10/01/2002
  1,000,000   Port Authority of New York & New                         1,017,440
              Jersey, Consolidated 124th Series,
              4.00%, 08/01/2003
  3,495,000   Battery Park City Authority, New                         3,720,602
              York Revenue Series A,
              6.00%, 11/01/2003
  2,000,000   New York Convention Center                               2,069,860
              Operating Corp., Certificates of
              Participation, Yale Building Acquisition
              Project, 6.50%, 12/01/2004
  1,000,000   Port Authority of New York & New                         1,025,820
              Jersey, Consolidated 91st Series,
              5.125%, 11/15/2011
  1,000,000   Port Authority of New York & New                         1,045,260
              Jersey, Consolidated 72nd Series,
              7.35%, 10/01/2027
                                                                    ------------
Total Miscellaneous Revenue
(Cost $10,040,361)                                                    10,329,569
                                                                    ------------

Industrial Development/Pollution Control Revenue: 0.36%
    500,000   New York City Industrial                                   377,830
              Development Agency, Special
              Facilities Revenue, 1990 American
              Airlines, Inc. Project, 5.40%, 07/01/2019
  1,000,000   New York City Industrial                                   890,050
              Development Agency, Special
              Facilities Revenue, American
              Airlines, Inc. Project, 6.90%, 08/01/2024
  1,765,000   Puerto Rico Ports Authority                              1,442,534
              Revenue, Special Facilities
              American Airlines Series A,
              6.25%, 06/01/2026
                                                                    ------------
Total Industrial Development/Pollution Control
Revenue (Cost $2,696,143)                                              2,710,414
                                                                    ------------
Total Revenue (Cost $114,300,840)                                    119,903,000
                                                                    ------------

================================================================================
ASSET-BACKED SECURITY:                                                     1.50%
--------------------------------------------------------------------------------
Housing 1.50%:
 11,280,000   New York State Mortgage Agency                          11,505,374
              Revenue, AMT Homeowner Mortgage
              Series 99, 4.50%, 04/01/2023
                                                                    ------------
Total Housing (Cost $11,280,000)                                      11,505,374
                                                                    ------------
Total Asset-Backed Security
(Cost $11,280,000)                                                    11,505,374
                                                                    ------------


30 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $725,005,317)       99.13%                  $757,108,740
(Note B, below)
Cash and Other Assets, Less Liabilities      0.87                      6,618,849
                                           ------                   ------------
Net Assets (Equivalent to $13.85
per share based on 55,126,536
shares of capital stock outstanding)       100.00%                  $763,727,589
                                           ======                   ============

(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
    FHA-Federal Housing Administration
(B) At September 30, 2001, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $32,329,822 and gross unrealized depreciation of investments was $226,399 resulting in net unrealized appreciation of $32,103,423 (excluding foreign currency transactions).

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                         Diversified Municipal Portfolio
                               September 30, 2001
--------------------------------------------------------------------------------
Principal Amount           Description                             Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     1.54%
--------------------------------------------------------------------------------
$   920,000   Clark County School District,                         $    920,000
              Nevada Adjustment Series B,
              2.20%, 06/15/2021
  1,495,000   Los Angeles Regional Airports                            1,495,000
              Improvement Corporation,
              California, AMT, Daily Floater,
              Putable Daily, 3.10%, 12/01/2025
                                                                    ------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $2,415,000)                                                      2,415,000
                                                                    ------------

================================================================================
PREREFUNDED/ESCROWED:                                                     20.12%
--------------------------------------------------------------------------------
  1,000,000   Chicago, Illinois Series A, FGIC,                        1,008,068
              5.50%, 01/01/2002,
              Escrowed to Maturity
  1,350,000   Metropolitan Government of                               1,409,683
              Nashville and Davidson County,
              Tennessee, 6.15%, 05/15/2025,
              Prerefunded 05/15/2002 @ 102
  1,000,000   Florida State Board of Education                         1,035,440
              Capital Outlay, Public Education
              Series B, 6.00%, 06/01/2015,
              Prerefunded 06/01/2002 @ 101
  1,900,000   Massachusetts Water                                      2,002,220
              Resources Authority Series A,
              6.50%, 07/15/2021,
              Prerefunded 07/15/2002 @ 102
  3,230,000   New Jersey State,                                        3,390,789
              6.375%, 08/01/2009,
              Prerefunded 08/01/2002 @ 101.50
  1,000,000   Indiana Transportation Finance                           1,063,200
              Authority Airport Facilities Lease
              Revenue, Series A,
              6.25%, 11/01/2016,
              Prerefunded 11/01/2002 @ 102
  1,000,000   Denver City & County, Colorado                           1,075,470
              Airport Revenue Series A,
              7.25%, 11/15/2025,
              Prerefunded 11/15/2002 @ 102
  1,425,000   Lower Colorado River Authority,                          1,502,477
              Texas Revenue, Fifth Supply
              Series, 5.25%, 01/01/2005,
              Prerefunded 01/01/2003 @ 102
  1,000,000   Chicago, Illinois Emergency                              1,058,940
              Telephone System, FGIC,
              5.625%, 01/01/2023,
              Prerefunded 01/01/2003 @ 102

* See Note 1, page 26 in Notes to Financial Statements.


                           Schedule of Investments--Municipal Bond Portfolios 31

================================================================================
Principal Amount           Description                              Market Value
================================================================================
$ 2,675,000   Tulsa Industrial Authority                            $  2,936,481
              Oklahoma Hospital Revenue, Tulsa
              Regional Medical Center,
              7.20%, 06/01/2017,
              Prerefunded 06/01/2003 @ 100
  2,000,000   St. Louis County, Missouri                               2,168,800
              Regional Convention & Sports
              Complex Authority Series B,
              7.00%, 08/15/2011,
              Prerefunded 08/15/2003 @ 100
  2,550,000   Harris County, Texas Senior Lien                         2,850,951
              Toll Road Series A, MBIA,
              6.375%, 08/15/2024,
              Prerefunded 08/15/2004 @ 102
  3,615,000   Texas State, Public Finance                              3,925,782
              Authority Series A,
              5.75%, 10/01/2010,
              Prerefunded 10/01/2004 @ 100
  2,000,000   Texas State, Public Finance                              2,171,940
              Authority Series A,
              5.75%, 10/01/2011,
              Prerefunded 10/01/2004 @ 100
  3,900,000   Daytona Beach, Florida Water &                           3,976,596
              Sewer Revenue, 6.75%, 11/15/2007,
              Escrowed to Maturity
                                                                    ------------
Total Prerefunded/Escrowed (Cost $31,067,863)                         31,576,837
                                                                    ------------

================================================================================
INSURED:                                                                  18.88%
--------------------------------------------------------------------------------
  1,175,000   New Haven, Connecticut Series B,                         1,178,278
              FSA, 5.75%, 11/01/2001
  1,000,000   Louisville and Jefferson County                          1,040,750
              Metropolitan Sewer District,
              Kentucky Sewer and Drain Systems
              Series A, FGIC, 9.00%, 05/15/2002
  2,380,000   Regional Transportation Authority,                       2,441,951
              Illinois, MBIA, 5.75%, 07/01/2002
  3,000,000   Dallas, Texas Civic Center                               3,098,820
              Convention, Refunding and
              Improvement, MBIA,
              6.00%, 08/15/2002
  2,000,000   Cleveland, Ohio Airport Systems                          2,042,920
              Revenue AMT Series A, FSA,
              4.55%, 01/01/2003
  3,000,000   New Jersey State Transit Corp.,                          3,028,440
              Capital Grant Anticipation Notes
              Series A, AMBAC, 5.00%, 02/01/2003
  3,650,000   Energy Northwest Washington                              3,802,753
              Electric Revenue, Project Number 3
              Series A, FSA, 5.00%, 07/01/2003
  1,455,000   Tucson, Arizona Water Revenue                            1,520,475
              Series A, FGIC, 5.00%, 07/01/2003
    865,000   Miami Beach Health Facilities                              871,107
              Authority, Florida Hospital
              Revenue, South Shore Hospital
              Series A, ACA, 4.30%, 08/01/2003
  2,000,000   Pennsylvania Infrastructure                              2,132,500
              Investment Authority Revenue,
              Pennvest Loan Pool, MBIA,
              6.00%, 09/01/2003
    765,000   Pennsylvania Economic Development                          784,408
              Financing Authority Revenue,
              Northwestern Human Services
              Series A, ACA, 4.60%, 06/01/2004
  1,115,000   Chicago, Illinois Public Building                        1,193,842
              Commerce Revenue Series C, FGIC,
              5.375%, 02/01/2005
  2,900,000   Massachusetts Municipal Wholesale                        3,042,709
              Electric Company, Power Supply
              System Revenue Series C, AMBAC,
              6.63%, 07/01/2010
  1,300,000   Essex County, New Jersey                                 1,383,109
              Improvement Authority Revenue,
              Property and Equipment Program,
              MBIA, 6.50%, 12/01/2012
  2,000,000   Energy Northwest Washington                              2,071,900
              Electric Revenue, Refunding
              Project 3 Series B, MBIA,
              5.00%, 07/01/2018
                                                                    ------------
Total Insured (Cost $29,173,103)                                      29,633,962
                                                                    ------------

================================================================================
TAX SUPPORTED:                                                            36.89%
--------------------------------------------------------------------------------
State General Obligations: 14.82%
  1,480,000   Utah State Series F,                                     1,510,932
              5.00%, 07/01/2002
  2,025,000   Washington State, Purpose                                2,086,074
              Series C, 5.00%, 01/01/2003
  4,500,000   South Carolina State School                              4,684,095
              Facility Series A, State Aid
              Withholding, 5.75%, 01/01/2003
  1,325,000   Georgia State Series C,                                  1,402,751
              6.40%, 04/01/2003
  1,835,000   Illinois State,                                          1,908,822
              5.00%, 06/01/2003
  2,980,000   California State,                                        3,126,944
              5.50%, 06/01/2003
  1,200,000   Georgia State,                                           1,232,580
              4.00%, 07/01/2003
  5,000,000   Minnesota State,                                         5,211,500
              4.75%, 08/01/2003
  2,000,000   Washington State, Purpose                                2,094,100
              Series C, 5.00%, 01/01/2004
                                                                    ------------
Total State General Obligations
(Cost $22,836,066)                                                    23,257,798
                                                                    ------------

Local General Obligations: 12.14%
  1,000,000   Houston Independent School                               1,021,990
              District, Texas Public Property
              Finance Contractual Obligation,
              5.00%, 07/15/2002
  2,360,000   Stillwater Independent School                            2,429,620
              District, Minnesota,
              5.00%, 02/01/2003 (Note D, p. 35)


32 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount           Description                              Market Value
================================================================================
$   500,000   New York City Series G,                               $    519,345
              5.70%, 02/01/2003
  1,155,000   Chippewa Valley, Michigan School                         1,187,144
              Building & Site Series I,
              4.25%, 05/01/2003
  5,200,000   Harris County Flood Control                              5,208,944
              District, Texas, 6.125%, 10/01/2003
  2,785,000   Anoka-Hennepin School                                    2,925,252
              District No. 11, Minnesota
              Credit Enhancement,
              5.00%, 02/01/2004
  2,295,000   Jordan School District, Utah,                            2,425,333
              5.00%, 06/15/2004
  3,190,000   Seattle, Washington,                                     3,332,816
              4.50%, 08/01/2004
                                                                    ------------
Total Local General Obligations
(Cost $18,812,751)                                                    19,050,444
                                                                    ------------

Tax Lease: 6.10%
    285,000   Cleveland, Ohio Motorized                                  290,934
              Vehicles & Equipment,
              Certificates of Participation,
              7.10%, 07/01/2002
  1,820,000   Michigan State Building Authority                        1,876,766
              Revenue, Facilities Program
              Series L, 5.25%, 10/15/2002
  2,655,000   Virginia State Public School                             2,777,634
              Authority, School Financing
              Series A, 5.00%, 08/01/2003
  2,135,000   Michigan State Building Authority                        2,243,629
              Revenue, Series I,
              5.00%, 10/15/2003
  2,300,000   Alabama State Public School &                            2,387,975
              College Authority, Capital
              Improvement Pool Series A,
              4.50%, 02/01/2004
                                                                    ------------
Total Tax Lease (Cost $9,399,999)                                      9,576,938
                                                                    ------------

Special Tax: 3.19%
  1,380,000   Chicago, Illinois Tax Increment,                         1,448,752
              Allocation Subordinated Central
              Loop Redevelopment A,
              6.35%, 12/01/2003
    350,000   Las Vegas, Nevada Local                                    352,394
              Improvement Bonds Special
              Improvement District Number 808
              Summerlin, 5.20%, 06/01/2004
    400,000   Sampson Creek Community                                    402,768
              Development District, Florida
              Capital Revenue, Improvement
              Revenue Series B,
              6.30%, 05/01/2005
    300,000   Meadow Pointe III Community                                301,755
              Development, Florida Capital
              Improvement Series 2001-1,
              5.90%, 01/01/2006
    300,000   Harbour Lake Estates Community                             304,482
              Development, Florida Special
              Assessment, 6.40%, 02/01/2006
    300,000   Capital Region Community                                   301,410
              Development District, Florida
              Revenue, Capital Improvement
              Series B, 5.95%, 05/01/2006
    500,000   Fishhawk Community Development                             517,815
              District, Florida Special
              Assessment Revenue,
              6.65%, 05/01/2007
    335,000   Lake Powell Residential Golf                               339,472
              Community Development District,
              Florida Series C, 6.70%, 05/01/2007
    300,000   Waterchase Community Development                           300,144
              District, Florida Capital
              Improvement Revenue, Series B,
              5.90%, 05/01/2008
    350,000   Harbor Bay Community Development                           351,582
              District, Florida Capital
              Improvement Revenue Series B,
              6.35%, 05/01/2010
    375,000   Lakewood Ranch Community                                   375,926
              Development District 5, Florida
              Special Assessment Revenue
              Series B, 6.00%, 05/01/2011
                                                                    ------------
Total Special Tax (Cost $4,876,868)                                    4,996,500
                                                                    ------------

Miscellaneous Tax: 0.64%
  1,000,000   Indiana Bond Bank, Special                               1,010,470
              Program Series A,
              5.50%, 02/01/2002
                                                                    ------------
Total Miscellaneous Tax (Cost $1,001,920)                              1,010,470
                                                                    ------------
Total Tax Supported (Cost $56,927,604)                                57,892,150
                                                                    ------------

================================================================================
REVENUE:                                                                  18.86%
--------------------------------------------------------------------------------
Airport Revenue: 2.75%
    750,000   St. Louis, Missouri Airport                                755,377
              Revenue, 6.25%, 01/01/2002
  2,450,000   Chicago, Illinois O'Hare                                 2,552,361
              International Airport Revenue,
              Refunding General Second-Lien
              Series A, AMT, 5.70%, 01/01/2008
  1,000,000   McLean County, Illinois                                  1,000,250
              Bloomington Airport,
              5.50%, 12/15/2011
                                                                    ------------
Total Airport Revenue (Cost $4,292,975)                                4,307,988
                                                                    ------------

Electric Revenue: 2.36%
    650,000   Sam Rayburn Municipal Power                                650,000
              Agency Texas Refunding Series A,
              6.20%, 10/01/2001
  1,000,000   North Carolina Eastern Municipal                         1,004,830
              Power Agency Series C,
              5.00%, 01/01/2002


                           Schedule of Investments--Municipal Bond Portfolios 33

================================================================================
Principal Amount           Description                              Market Value
================================================================================
$ 2,000,000   Seattle, Washington Municipal                         $  2,052,680
              Light & Power Revenue
              Anticipation Notes,
              4.50%, 03/28/2003
                                                                    ------------
Total Electric Revenue (Cost $3,671,453)                               3,707,510
                                                                    ------------

Health Care Revenue: 1.96%
    500,000   Colorado Health Facilities                                 506,275
              Authority Revenue, Refunding
              Parkview Medical Center Project,
              4.50%, 09/01/2002
    500,000   Cuyahoga County, Ohio Hospital                             514,250
              Facilities, Canton Incorporated
              Project, 6.50%, 01/01/2003
    560,000   Illinois Health Facilities                                 596,523
              Authority Revenue, Advocate
              Network Health Care,
              5.50%, 11/15/2004
  1,000,000   Connecticut State Health and                             1,004,110
              Educational Facilities Authority
              Revenue, Hospital for Special
              Care Series B, 5.125%, 07/01/2007
    430,000   Allegheny County Hospital                                  457,929
              Development Authority,
              Pennsylvania Revenue, West
              Pennsylvania Health System
              Series B, 9.25%, 11/15/2022
                                                                    ------------
Total Health Care Revenue (Cost $2,928,382)                            3,079,087
                                                                    ------------

Water/Sewer Revenue: 8.70%
  1,845,000   Missouri State Environmental                             1,887,786
              Improvement and Energy Resource
              Authority, Water Pollution Control
              Revenue Series A,
              5.50%, 06/15/2002
  2,135,000   Cleveland, Ohio Waterworks                               2,189,037
              Revenue Refunding Series J,
              4.50%, 01/01/2003 (Note D, p. 35)
  1,670,000   Memphis, Tennessee Water Division                        1,713,720
              Revenue Refunding, 4.50%, 01/01/2003
  5,645,000   Hillsborough County, Florida                             5,902,638
              Utility Revenue, Refunding Junior
              Lien, 5.00%, 08/01/2003
  1,960,000   Abilene, Texas Waterworks & Sewer                        1,960,000
              Systems Certificates Obligation B,
              3.84%, 02/15/2004
                                                                    ------------
Total Water/Sewer Revenue (Cost $13,566,174)                          13,653,181
                                                                    ------------

Miscellaneous Revenue: 0.57%
    150,000   East Chicago, Indiana Bond                                 150,105
              Anticipation Notes, 5.25%, 01/01/2002
    420,000   Hammond, Indiana Redevelopment                             424,897
              District Revenue Series B,
              5.00%, 07/15/2003
    300,000   New York Convention Center                                 310,479
              Operating Corp., New York
              Certificates of Participation, Yale
              Building Acquisition Project,
              6.50%, 12/01/2004
                                                                    ------------
Total Miscellaneous Revenue (Cost $870,100)                              885,481
                                                                    ------------

Industrial Development/Pollution Control Revenue: 2.52%
    800,000   Richland County, South Carolina                            835,544
              Pollution Control Revenue,
              Refunding Union Camp Corp.
              Project Series C, 6.10%, 11/01/2004
    300,000   Midland County Economic                                    313,305
              Development Corporation, Michigan
              Pollution Control Revenue Series A,
              6.875%, 07/23/2009
  1,030,000   Brazos River Authority, Texas                            1,049,827
              Pollution Control Revenue TXU
              Electric Co. Project Series A,
              4.95%, 10/01/2030
  1,020,000   Forsyth Pollution Control                                1,034,229
              Revenue, Montana, Refunding
              Portland General A, 4.60%, 05/01/2033
    710,000   Washoe County, Nevada Water                                725,514
              Facility Revenue, Variable
              Refunding AMT Sierra Pacific
              Power Co., 5.75%, 03/01/2036
                                                                    ------------
Total Industrial Development/Pollution Control
Revenue (Cost $3,905,977)                                              3,958,419
                                                                    ------------
Total Revenue (Cost $29,235,061)                                      29,591,666
                                                                    ------------

================================================================================
ASSET-BACKED SECURITIES:                                                   4.32%
--------------------------------------------------------------------------------
Housing: 4.32%

  1,240,000   Nebraska Investment Finance                              1,283,970
              Authority Single Family Housing
              Revenue, Series A, 5.50%, 09/01/2013
  1,000,000   Georgia State Housing & Finance                          1,012,630
              Authority Revenue, Single Family
              Mortgage Subser C 3,
              4.88%, 12/01/2015
  1,505,000   District of Columbia Housing                             1,593,991
              Finance Agency Mortgage Revenue,
              Single Family Series A, AMT,
              6.75%, 06/01/2028
  2,620,000   District of Columbia Housing                             2,878,542
              Finance Agency Mortgage
              Revenue, Single Family Series A,
              AMT, 6.85%, 06/01/2031
                                                                    ------------
Total Housing (Cost $6,751,648)                                        6,769,133
                                                                    ------------
Total Asset-Backed Securities
(Cost $6,751,648)                                                      6,769,133
                                                                    ------------


34 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

===============================================================================
Principal Amount           Description                             Market Value
===============================================================================
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $155,570,279)           100.61%            $157,878,748
(Note B, below)
Cash and Other Assets, Less Liabilities          (0.61)                (958,861)
                                                ------             ------------
Net Assets (Equivalent to $12.70
per share based on 12,354,424
shares of capital stock outstanding)            100.00%            $156,919,887
                                                ======             ============

(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    ACA-ACA Financial Guaranty Corporation
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
(B) At September 30, 2001, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $2,355,119 and gross unrealized depreciation of investments was $46,650 resulting in net unrealized appreciation of $2,308,469 (excluding foreign currency transactions).
(C) Allocation of Portfolio net assets at September 30, 2001:
    Alabama                                                              1.52%
    Arizona                                                              0.97
    California                                                           2.95
    Colorado                                                             1.01
    Connecticut                                                          1.39
    Florida                                                              9.55
    Georgia                                                              2.32
    Illinois                                                             8.42
    Indiana                                                              1.69
    Kentucky                                                             0.66
    Massachusetts                                                        3.21
    Michigan                                                             3.58
    Minnesota                                                            6.73
    Missouri                                                             3.07
    Montana                                                              0.66
    Nebraska                                                             0.82
    Nevada                                                               1.27
    New Jersey                                                           4.97
    New York                                                             0.53
    North Carolina                                                       0.64
    Ohio                                                                 3.21
    Oklahoma                                                             1.87
    Pennsylvania                                                         2.15
    South Carolina                                                       3.52
    Tennessee                                                            1.99
    Texas                                                               14.94
    Utah                                                                 2.51
    Virginia                                                             1.77
    Washington                                                           9.84
    District of Columbia                                                 2.85
    Cash and Other Assets, Less Liabilities                             (0.61)
                                                                       ------
    Total                                                              100.00%
                                                                       ======
(D) When-issued security.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                         California Municipal Portfolio
                               September 30, 2001
--------------------------------------------------------------------------------
Principal Amount           Description                             Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     4.64%
--------------------------------------------------------------------------------
$   500,000   California Infrastructure &                           $    500,000
              Economic Development Bank
              Revenue, Independent Systems
              Operating Corporation Project C,
              MBIA, Daily Floater, Putable Daily,
              2.90%, 04/01/2009
  1,000,000   Irvine, California, Improvement                          1,000,000
              Bond Act 1915 Assessment District
              Number 94-15, Daily Floater,
              Putable Daily, 2.50%, 09/02/2020
  1,010,000   California Statewide Communities                         1,010,000
              Development Authority
              Certificates of Participation,
              AMBAC, Daily Floater, Putable
              Daily, 2.10%, 08/15/2027
                                                                    ------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $2,510,000)                                                      2,510,000
                                                                    ------------

================================================================================
PREREFUNDED/ESCROWED:                                                     21.15%
--------------------------------------------------------------------------------
  2,000,000   South Carolina State Public                              2,104,280
              Service Authority Revenue, Santee
              Cooper Series D, AMBAC,
              6.50%, 07/01/2024,
              Prerefunded 07/01/2002 @ 102
  1,015,000   University of California                                 1,078,113
              Multi-Purpose Revenue, MBIA,
              6.875%, 09/01/2016,
              Prerefunded 09/01/2002 @ 102
  2,500,000   Central Coast Water Authority,                           2,655,900
              California State Regional Facilities,
              Water Project Revenue,
              AMBAC, 6.50%, 10/01/2014,
              Prerefunded 10/01/2002 @ 102
  4,000,000   San Joaquin Hills Transportation                         4,294,720
              Corridor Agency, California Toll
              Road Revenue, Senior Lien,
              6.75%, 01/01/2032,
              Prerefunded 01/01/2003 @ 102
  1,265,000   Sacramento Schools Insurance                             1,303,405
              Authority, California Workers
              Compensation Program Revenue
              Series C, 5.75%, 06/01/2003,
              Escrowed to Maturity
                                                                    ------------
Total Prerefunded/Escrowed (Cost $11,228,588)                         11,436,418
                                                                    ------------

* See Note 1, page 26 in Notes to Financial Statements.


                           Schedule of Investments--Municipal Bond Portfolios 35

================================================================================
Principal Amount           Description                              Market Value
================================================================================
INSURED:                                                                  30.28%
--------------------------------------------------------------------------------
$ 1,000,000   San Diego County Regional                             $  1,019,860
              Transportation Commission,
              California Sales Tax Revenue
              Second Series A, FGIC,
              6.25%, 04/01/2002
  2,540,000   Orange County, California                                2,600,706
              Certificates of Participation
              Series A, MBIA,
              5.50%, 07/01/2002
  1,230,000   Rancho California Water District                         1,257,650
              Financing Authority Revenue
              Series A, FSA,
              5.00%, 08/01/2002
  1,000,000   University of California Revenues                        1,068,420
              Multiple Purpose Project Series C,
              AMBAC, 10.00%, 09/01/2002
  1,930,000   Delaware County, Pennsylvania                            1,983,114
              Regional Water Quality Control
              Authority Sewer Revenue,
              Refunding, FGIC, 4.25%, 05/01/2003
  2,000,000   Association of Bay Area Governments                      2,079,460
              California Bay Area Rapid Transit
              Grant-A, AMBAC,
              4.75%, 06/15/2003
  1,000,000   Puerto Rico Commonwealth                                 1,062,340
              Highways & Transportation,
              Refunding Series Z, MBIA,
              6.00%, 07/01/2003
  1,485,000   Los Angeles Unified School                               1,561,240
              District, California Certificates
              of Participation Series B, MBIA,
              5.00%, 10/01/2003
  1,000,000   San Francisco City & County                              1,017,050
              Housing Authority, California
              Multifamily Revenue, Mortgage
              Bernal Dwellings Project A,
              AMBAC, 4.45%, 05/01/2004
    200,000   Los Angeles, California Harbor                             208,750
              Department Revenue Crossover
              Refunding Series A, AMBAC,
              5.50%, 08/01/2004 (Note C, p. 37)
  1,000,000   Fontana Public Financing                                 1,033,540
              Authority, California Tax
              Allocation Revenue, North Fontana
              Redevelopment Project Series A,
              FSA, 5.25%, 09/01/2020
  1,460,000   Northern California Power Agency                         1,479,914
              Public Power Revenue
              Hydroelectric Project Number One,
              Series A, MBIA, 5.125%, 07/01/2023
                                                                    ------------
Total Insured (Cost $16,172,645)                                      16,372,044
                                                                    ------------

================================================================================
TAX SUPPORTED:                                                            27.66%
--------------------------------------------------------------------------------
State General Obligations: 13.45%
  2,055,000   California State,                                       2,134,529
              7.00%, 08/01/2002
  1,000,000   California State,                                       1,030,150
              5.00%, 12/01/2002
  1,370,000   Illinois State Series 1,                                1,414,566
              5.25%, 12/01/2002
  1,585,000   Ohio State Highway, Highway                             1,643,518
              Capital Impts Series A,
              4.80%, 05/01/2003
  1,000,000   California State,                                        1,049,310
              5.50%, 06/01/2003
                                                                    ------------
Total State General Obligations
(Cost $7,157,594)                                                      7,272,073
                                                                    ------------

Tax Lease: 5.56%
  1,650,000   Michigan State Building Authority                        1,742,086
              Revenue, Facilities Program
              Series I, 5.25%, 10/15/2003
    605,000   Puerto Rico Urban Renewal                                  608,757
              & Housing Corp.,
              7.875%, 10/01/2004
    640,000   ABAG Finance Corp., California                             653,274
              Certificates of Participation,
              6.90%, 04/01/2012
                                                                    ------------
Total Tax Lease (Cost $2,937,589)                                      3,004,117
                                                                    ------------

Special Tax: 8.65%
    270,000   Virgin Islands Public Financing                            270,000
              Authority Revenue, Gross Receipts
              Tax Loan Notes Series A,
              5.25%, 10/01/2001
  1,000,000   Foster City Community                                    1,012,420
              Development Agency, California Tax
              Allocation, Refunding Community
              Development Project,
              4.00%, 09/01/2002
    200,000   Tustin Unified School District,                            203,694
              Community Facilities District 97-1,
              California Bond Anticipation
              Notes, 6.10%, 09/01/2002
    200,000   Contra Costa County, California                            204,608
              Improvement Bond Act 1915 Alfred
              Nobel Reassessment District 01-1,
              6.20%, 09/02/2002
  2,580,000   Los Angeles County Public Works                          2,672,803
              Financing Authority, California
              Revenue, Regional Park &
              Open Space District A,
              6.00%, 10/01/2002
    165,000   Irvine, California, Improvement                            165,734
              Bond Act 1915 Limited Obligation
              Assessment District 97-17,
              4.125%, 09/02/2003


36 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount           Description                              Market Value
================================================================================
$   145,000   San Jose, California Improvement                      $    147,971
              Bond Act 1915 Improvement
              District Number 99-218Sj Series 24 Q,
              4.80%, 09/02/2003
                                                                    ------------
Total Special Tax (Cost $4,612,777)                                    4,677,230
                                                                    ------------
Total Tax Supported (Cost $14,707,960)                                14,953,420
                                                                    ------------

================================================================================
REVENUE:                                                                   3.70%
--------------------------------------------------------------------------------
Health Care Revenue: 1.65%
    730,000   California Health Facilities                               748,732
              Financing Authority Revenue,
              Downey Community
              Hospital, 5.20%, 05/15/2003
    135,000   ABAG Finance Authority for                                 143,327
              Nonprofit Corp., California
              Revenue, San Diego Hospital
              Associates Series A,
              6.00%, 08/15/2004
                                                                    ------------
Total Health Care Revenue (Cost $884,426)                                892,059
                                                                    ------------

Miscellaneous Revenue: 2.05%
  1,090,351   Koch Fixed Rate Trust, Various                           1,110,130
              States Class A1,
              4.70%, 10/06/2003
                                                                    ------------
Total Miscellaneous Revenue (Cost $1,090,351)                          1,110,130
                                                                    ------------
Total Revenue (Cost $1,974,777)                                        2,002,189
                                                                    ------------

================================================================================
ASSET-BACKED SECURITIES:                                                   3.97%
--------------------------------------------------------------------------------
Housing: 3.97%
    665,000   Santa Clara County, California                             668,245
              Housing Authority Multifamily
              Housing Revenue, John Burns
              Gardens Apartments Project B,
              3.80%, 08/01/2004
    550,000   East Bay Delta, California Housing                         569,476
              & Finance Agency Lease Revenue,
              Passthrough Lease Purchase, MBIA,
              4.25%, 06/01/2005
    890,000   San Jose, California Multifamily                           909,473
              Housing Revenue, El Parador
              Apartments Project Series C,
              4.90%, 01/01/2016
                                                                    ------------
Total Housing (Cost $2,105,000)                                        2,147,194
                                                                    ------------
Total Asset-Backed Securities (Cost $2,105,000)                        2,147,194
                                                                    ------------

================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $48,698,970)             91.40%             $ 49,421,265
(Note B, below)
Cash and Other Assets, Less Liabilities           8.60                 4,652,122
                                                ------              ------------
Net Assets (Equivalent to $12.68
per share based on 4,265,210
shares of capital stock outstanding)            100.00%             $ 54,073,387
                                                ======              ============
--------------------------------------------------------------------------------

(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
(B) At September 30, 2001, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $748,727 and gross unrealized depreciation of investments was $26,432 resulting in net unrealized appreciation of $722,295 (excluding foreign currency transactions).
(C) When-issued security.

See Notes to Financial Statements.


                           Schedule of Investments--Municipal Bond Portfolios 37

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                          New York Municipal Portfolio
                               September 30, 2001
--------------------------------------------------------------------------------
Principal Amount           Description                             Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     2.75%
--------------------------------------------------------------------------------
$   810,000   New York City Series B2-Subseries                     $    810,000
              B5, Daily Floater, Putable Daily,
              MBIA, 2.65%, 08/15/2011
  1,605,000   New York City Transitional                               1,605,000
              Finance Authority Revenue,
              Adjusted Future Tax Secured
              Subseries B-1, Daily Floater,
              Putable Daily, 2.65%, 11/01/2027
                                                                    ------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $2,415,000)                                                      2,415,000
                                                                    ------------

================================================================================
PREREFUNDED/ESCROWED:                                                     16.26%
--------------------------------------------------------------------------------
  1,000,000   New York City Series B, AMBAC,                           1,024,000
              8.25%, 06/01/2017,
              Prerefunded 06/01/2001 @ 101.50
  2,000,000   New York State Thruway Authority                         2,057,560
              General Revenue Series A,
              5.75%, 01/01/2012,
              Prerefunded 01/01/2002 @ 102
  2,000,000   New York State Power Authority                           2,061,180
              Series Z, 6.50%, 01/01/2019,
              Prerefunded 01/01/2002 @ 102
  1,000,000   New York State Thruway Authority,                        1,030,350
              Local Highway & Bridge Service
              Contract Revenue, 6.25%, 04/01/2007,
              Prerefunded 04/01/2002 @ 101
  3,200,000   New York City Municipal Water                            3,329,440
              Finance Authority Revenue Series B,
              6.50%, 06/15/2020,
              Prerefunded 06/15/2002 @ 101
  1,550,000   MTA, New York Commuter Facilities                        1,628,089
              Revenue Series B, MBIA,
              6.25%, 07/01/2022,
              Prerefunded 07/01/2002 @ 102
  1,000,000   MTA, New York Transit Facilities                         1,048,210
              Revenue Series K,
              6.625%, 07/01/2014,
              Prerefunded 07/01/2002 @ 101.50
  2,000,000   New York State Housing Finance                           2,118,380
              Agency Service Contract Revenue,
              Revenue Series C, 6.30%, 03/15/2022,
              Prerefunded 09/15/2002 @ 102
                                                                    ------------
Total Prerefunded/Escrowed (Cost $14,119,195)                         14,297,209
                                                                    ------------

================================================================================
INSURED:                                                                  42.26%
--------------------------------------------------------------------------------
  1,000,000   Nassau County, New York, Series C,                       1,006,840
              FSA, 5.125%, 01/01/2002
  1,550,000   Chateaugay, New York Central School                      1,571,157
              District, FSA, 4.20%, 06/15/2002
  2,395,000   MTA, New York Transit Facilities                         2,443,116
              Revenue Series M, AMBAC,
              4.90%, 07/01/2002
  1,400,000   Port Authority of New York & New                         1,432,368
              Jersey, Consolidated 119th Series,
              FGIC, 5.00%, 09/15/2002
  1,300,000   Suffolk County, New York Public                          1,335,087
              Improvement Series B, FGIC,
              5.00%, 10/01/2002
  1,260,000   Port Authority of New York & New                         1,298,052
              Jersey, Consolidated 120th Series,
              MBIA, 5.50%, 10/15/2002
  3,280,000   Nassau County, New York Interim                          3,338,876
              Finance Sales Tax Secured Series A 2,
              AMBAC, 4.00%, 11/15/2002
  2,320,000   Rochester, New York Series B,                            2,370,506
              MBIA, 4.00%, 02/15/2003
  1,000,000   Oneida County, New York Public                           1,027,990
              Improvement, AMBAC,
              4.25%, 04/15/2003
  2,050,000   Suffolk County, New York Public                          2,102,316
              Improvement Series A, MBIA,
              4.00%, 05/15/2003
  1,000,000   Wayland Cohocton, New York Central                       1,018,530
              School District, FSA, 3.50%, 06/15/2003
  1,440,000   Chateaugay, New York Central                             1,486,051
              School District, FSA, 4.20%, 06/15/2003
  1,825,000   Prattsburgh, New York Central                            1,881,484
              School District, AMBAC,
              4.25%, 06/15/2003
  4,250,000   New York State Dormitory                                 4,433,047
              Authority Revenue, City University
              Series A, AMBAC, 5.00%, 07/01/2003
  1,060,000   New York State Dormitory Authority                       1,171,173
              Revenue, City University Series D,
              FGIC, 8.75%, 07/01/2003
  1,865,000   Port Authority of New York & New                         1,933,669
              Jersey, Consolidated 119th Series,
              FGIC, 5.00%, 09/15/2003
  1,000,000   Long Island Power Authority,                             1,051,410
              New York Electric General,
              MBIA, 5.00%, 04/01/2004
  1,100,000   New York State Local Government                          1,169,707
              Assistance Corp., Refunding Series A,
              AMBAC, 5.50%, 04/01/2004
  1,000,000   New York City Series K, AMBAC,                           1,122,900
              8.00%, 04/01/2004
  1,000,000   Port Authority of New York & New                         1,061,990
              Jersey, Consolidated 72nd Series,
              AMBAC, 7.40%, 10/01/2012

* See Note 1, page 26 in Notes to Financial Statements.


38 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

================================================================================
Principal Amount           Description                              Market Value
================================================================================
$ 1,260,000   MTA, New York Transit Authority                       $  1,378,125
              Certificates of Participation
              Series A, AMBAC, 5.625%, 01/01/2013
  1,390,000   New York State Urban Development                         1,515,726
              Corp. Revenue, Correctional
              Facilities Service Contract
              Series D, FSA, 5.75%, 01/01/2015
                                                                    ------------
Total Insured (Cost $36,521,245)                                      37,150,120
                                                                    ------------

================================================================================
TAX SUPPORTED:                                                            26.65%
--------------------------------------------------------------------------------
Local General Obligation: 1.77%
  1,510,000   Hempstead Town, New York                                 1,558,652
              Series A, 5.00%, 12/15/2002
                                                                    ------------
Total Local General Obligation
(Cost $1,523,670)                                                      1,558,652
                                                                    ------------
Tax Lease: 15.96%
  1,000,000   New York State Urban Development                         1,042,200
              Corp., Revenue Correctional
              Facilities Series 6, 6.00%, 01/01/2003
  2,130,000   New York State Dormitory                                 2,228,622
              Authority Revenue,
              Mental Health Series B,
              6.00%, 02/15/2003
  2,000,000   New York State Dormitory                                 2,059,200
              Authority Revenue, Community
              Enhancement Facilities Program
              Series A, 4.50%, 04/01/2003
  2,000,000   New York State Dormitory                                 2,085,580
              Authority Revenue, State
              University Educational Facilities
              1998, 5.25%, 05/15/2003
  1,875,000   New York State Dormitory                                 1,953,469
              Authority Revenue, City
              University System Series B,
              5.00%, 07/01/2003
  2,925,000   New York State Certificates of                           3,015,470
              Participation, 4.25%, 09/01/2003
    585,000   Puerto Rico Urban Renewal &                                588,633
              Housing Corp., 7.875%, 10/01/2004
  1,000,000   New York State Dormitory                                 1,059,380
              Authority Lease Revenue, Court
              Facilities Westchester County,
              5.25%, 08/01/2013
                                                                    ------------
Total Tax Lease (Cost $13,814,726)                                    14,032,554
                                                                    ------------
Special Tax: 8.92%
  1,050,000   New York City Transitional                               1,069,719
              Finance Authority Revenue, Future
              Tax Secured Series B,
              4.00%, 02/01/2003
  3,640,000   MAC New York City Series J,                              3,842,457
              5.75%, 07/01/2003
  2,800,000   New York City Transitional                               2,930,032
              Finance Authority Revenue,
              Future Tax Secured Series C,
              5.00%, 02/01/2004
                                                                    ------------
Total Special Tax (Cost $7,647,972)                                    7,842,208
                                                                    ------------
Total Tax Supported (Cost $22,986,368)                                23,433,414
                                                                    ------------

================================================================================
REVENUE:                                                                  12.09%
--------------------------------------------------------------------------------
Electric Revenue: 4.0%
  2,200,000   Long Island Power Authority,                             2,227,390
              New York Electric Systems,
              5.00%, 04/01/2002
  1,250,000   Long Island Power Authority,                             1,289,225
              New York Electric Systems,
              General, 5.00%, 04/01/2003
                                                                    ------------
Total Electric Revenue (Cost $3,501,688)                               3,516,615
                                                                    ------------
Health Care Revenue: 0.69%
    600,000   East Rochester, New York Housing                           607,722
              Authority Revenue Refunding GNMA
              North Park Nursing Home,
              3.70%, 10/20/2006
                                                                    ------------
Total Health Care Revenue (Cost $600,000)                                607,722
                                                                    ------------
Tobacco Revenue: 1.94%
    840,000   New York Tobacco Trust I, Tobacco                          865,267
              Settlement Passthrough Bonds
              Series A, 5.25%, 06/01/2003
    360,000   Monroe Tobacco Asset                                       373,295
              Securitization Corp., New York
              Tobacco Settlement Revenue,
              5.75%, 06/01/2003
    460,000   Nassau County, New York Tobacco                            465,267
              Settlement Corp., Series A,
              4.90%, 07/15/2007
                                                                    ------------
Total Tobacco Revenue (Cost $1,670,121)                                1,703,829
                                                                    ------------
Water/Sewer Revenue: 4.86%
  1,150,000   New York State Environmental                             1,164,720
              Facilities Corp., Pollution
              Control Revenue State Water
              Series C, 7.20%, 03/15/2011
  3,070,000   New York State Environmental                             3,109,787
              Facilities Corp. Pollution
              Control Revenue, State Revolving
              Fund, New York City Municipal
              Water Finance Authority Series
              90-A, 7.50%, 06/15/2012
                                                                    ------------
Total Water/Sewer Revenue (Cost $4,299,397)                            4,274,507
                                                                    ------------
Miscellaneous Revenue: 0.60%
    235,000   Virgin Islands Public Finance                              240,062
              Authority Revenue, Refunding
              Subordinated Lien-Fund Loan
              Notes Series D, 5.50%, 10/01/2002


                           Schedule of Investments--Municipal Bond Portfolios 39

===============================================================================
Principal Amount           Description                             Market Value
===============================================================================
$   280,000   New York Convention Center                           $    289,781
              Operating Corp., New York
              Certificates of Participation,
              Yale Building Acquisition Project,
              6.50%, 12/01/2004
                                                                   ------------
Total Miscellaneous Revenue (Cost $518,266)                             529,843
                                                                   ------------
Total Revenue (Cost $10,589,472)                                     10,632,516
                                                                   ------------

===============================================================================
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $86,631,280)            100.01%            $ 87,928,259
(Note B, below)
Cash and Other Assets, Less Liabilities          (0.01)                  (9,502)
                                                ------             ------------
Net Assets (Equivalent to $12.54
per share based on 7,008,650
shares of capital stock outstanding)            100.00%            $ 87,918,757
                                                ======             ============
-------------------------------------------------------------------------------

(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    GNMA-Government National Mortgage Association
    MBIA-Municipal Bond Investors Assurance Corporation
(B) At September 30, 2001, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $1,325,421 and gross unrealized depreciation of investments was $28,442 resulting in net unrealized appreciation of $1,296,979 (excluding foreign currency transactions).

See Notes to Financial Statements.


40 Sanford C. Bernstein Fund, Inc.--2001 Annual Report

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

FA_93_11/01

                         SANFORD C. BERNSTEIN & CO., LLC
                A subsidiary of Alliance Capital Management L.P.
                                   Distributor

                        SANDFORD C. BERNSTEIN FUND, INC.
                      767 Fifth Avenue, New York, NY 10153
                                 (212) 756-4097

                                                                     FA_90_11/01